UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03459
Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)

Eight Tower Bridge
161 Washington Street, Suite 1111
Conshohocken, PA 19428
Registrant's telephone number, including area code:
(215) 956-8129
Date of fiscal year end:
December 31, 2024
Date of reporting period:
January 1, 2024 to December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Penn Series Funds, Inc.
Aggressive Allocation Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Aggressive Allocation Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Allocation Fund	$36	0.34%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Aggressive Allocation Fund returned 12.09% for the twelve-month period ending December 31, 2024, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 23.81% and the Bloomberg U.S. Aggregate Bond Index’s return of 1.25% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, the allocation to large-cap growth stocks was the top contributor. The 2024 stock market was largely driven by the strong performance of large-cap growth technology companies.
From a manager selection perspective, the Penn Series Real Estate Securities and Quality Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, the allocation to international stocks and large-cap value stocks were the top detractors. Most international economies lagged behind U.S. economic growth in 2024, and the Republican sweep election outcome further strengthened sentiments toward U.S. exceptionalism. Within the U.S. stock market, market breadth was narrow, with value stocks significantly underperforming growth stocks.
From a manager selection perspective, the Penn Series Large Core Growth, Mid Cap Growth and Emerging Markets Equity Funds were the top detractors.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Aggressive Allocation Fund	12.09%	6.81%	7.01%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$57,182,780
Total number of portfolio holdings	21
Total advisory fee paid	$71,739
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	26.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series International Equity Fund	8.9%
Penn Series Quality Bond Fund	6.1%
Penn Series Large Cap Value Fund	5.9%
Penn Series Mid Core Value Fund	5.0%
Penn Series Developed International Index Fund	5.0%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Growth Fund	4.0%
Penn Series Large Core Value Fund	4.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Balanced Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Balanced Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund	$22	0.20%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Balanced Fund returned 15.20% for the twelve-month period ending December 31, 2024, compared to its broad-based benchmarks, the S&P 500® Index’s return of 25.02% and the Bloomberg U.S. Aggregate Bond Index’s return of 1.25% for the same time period.
Top Contributors To Performance
The fixed income allocation of the Fund, the Penn Series Quality Bond Fund, was the top contributor to performance. The Penn Series Quality Bond Fund’s conservative duration management and yield curve positioning underweight 20- to 30-year maturities added value. Additionally, spread tightening for investment-grade and high yield corporate bonds contributed to excess returns versus its benchmark.
Top Detractors From Performance
There were no significant detractors to performance.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Balanced Fund	15.20%	8.52%	8.29%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$79,204,766
Total number of portfolio holdings	2
Total advisory fee paid	N/A
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	59.5%
Penn Series Quality Bond Fund	40.5%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Conservative Allocation Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Conservative Allocation Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Allocation Fund	$36	0.35%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Conservative Allocation Fund returned 5.75% for the twelve-month period ending December 31, 2024, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 23.81% and the Bloomberg U.S. Aggregate Bond Index’s return of 1.25% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, the allocation to large-cap growth stocks and underweight in durations were the top contributors. The 2024 stock market was largely driven by the strong performance of large-cap growth technology companies. On the fixed-income side, the 10-year U.S. Treasury rate rose by 69 basis points, resulting in favorable performance for short-duration fixed-income securities.
From a manager selection perspective, the Penn Series Quality Bond and Limited Maturity Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, the allocation to international stocks and large-cap value stocks were the top detractors. Most international economies lagged behind U.S. economic growth in 2024, and the Republican sweep election outcome further strengthened sentiments toward U.S. exceptionalism. Within the U.S. stock market, market breadth was narrow, with value stocks significantly underperforming growth stocks.
From a manager selection perspective, the Penn Series Flexibly Managed, Large Core Value and Mid Core Value Funds were the top detractors.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Conservative Allocation Fund	5.75%	3.06%	3.55%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$42,853,265
Total number of portfolio holdings	10
Total advisory fee paid	$54,981
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	60.1%
Penn Series Limited Maturity Bond Fund	12.2%
Penn Series Flexibly Managed Fund	7.9%
Penn Series Index 500 Fund	7.9%
Penn Series High Yield Bond Fund	5.0%
Penn Series Mid Core Value Fund	2.0%
Penn Series Developed International Index Fund	2.0%
Penn Series Real Estate Securities Fund	1.9%
Penn Series Large Core Value Fund	1.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Developed International Index Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Developed International Index Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developed International Index Fund	$95	0.94%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Developed International Index Fund returned 2.57% for the twelve-months ended December 31, 2024. During the same period, the MSCI EAFE Index, the Fund's broad-based benchmark, returned 3.82%.
Top Contributors To Performance
On an individual security level, the top contributors to the Fund’s performance during the reporting period were SAP, HSBC Holdings and Recruit Holdings. On a sector level, the top contributors to the Fund’s performance during the reporting period were financials, industrials and communication services.
Top Detractors From Performance
On an individual security level, the top detractors from the Fund’s performance during the reporting period were Novo Nordisk, ASML Holding and Nestle. On a sector level, the top detractors from performance during the reporting period were information technology, consumer discretionary and consumer staples.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Developed International Index Fund	2.57%	3.94%	4.51%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	3.82%	4.73%	5.20%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$78,716,779
Total number of portfolio holdings	732
Total advisory fee paid (net of waivers)	$247,853
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
ASML Holding N.V.	1.7%
Novo Nordisk A/S, Class B	1.7%
SAP S.E.	1.6%
Nestle S.A.	1.3%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton S.E.	1.1%
Sector Allocation 1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Emerging Markets Equity Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund	$131	1.34%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Emerging Markets Equity Fund returned -3.74% for the twelve-months ended December 31, 2024. During the same period, the MSCI Emerging Markets Index, the Fund's broad-based benchmark, returned 7.50%.
Top Contributors To Performance
Accton Technology Corp. reported third quarter revenue growth of +26% year-over-year and EPS growth of +11%. While weaker gross margins dampened third quarter earnings growth, the company struck a positive tone in its outlook.
Taiwan Semiconductor Manufacturing Company continues to benefit from artificial intelligence (AI) related tailwinds given its position as the world’s largest dedicated foundry in the semiconductor industry. The company delivered strong third quarter 2024 results, with gross profit margins reaching 58% and raised top-line growth guidance.
Elite Material Co Ltd shares rallied as the company has seen improving sales supported by application-specific integrated circuits (ASIC) demand and AI spending. Sales have increased +50% year-over-year as customer demand continues to rise.
Top Detractors From Performance
AIA Group Ltd declined along with China-related companies that had advanced in September following stimulus announcements by the government. Despite its share price weakness, AIA reported good third quarter results, with growth in Hong Kong particularly strong.
Alibaba Group Holding Ltd’s stock declined given its China focus. The company is showing gradual, albeit slow top-line improvements in its core e-commerce business as the consumer backdrop remains challenged. Longer term, Alibaba remains well-positioned.
Bangkok Dusit Med Service (BDMS) fourth quarter expectations were reduced due to slower domestic volumes, contributing to just over 70% of BDMS’ revenue, which resulted in weaker performance.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Emerging Markets Equity Fund	(3.74)%	(4.82)%	(0.26)%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	7.50%	1.70%	3.64%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$71,350,775
Total number of portfolio holdings	68
Total advisory fee paid	$678,829
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.2%
Tencent Holdings Ltd.	7.7%
AIA Group Ltd.	3.2%
Accton Technology Corp.	3.0%
Cipla Ltd.	2.6%
President Chain Store Corp.	2.5%
ICICI Bank Ltd.	2.4%
Trip.com Group Ltd.	2.3%
Alibaba Group Holding Ltd.	1.9%
Hon Hai Precision Industry Co., Ltd.	1.9%
Sector Allocation 1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.83% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.87% of the Fund’s average daily net assets.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Flexibly Managed Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Flexibly Managed Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Flexibly Managed Fund	$92	0.87%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Flexibly Managed Fund returned 12.46% for the twelve-months ended December 31, 2024. During the same period, the S&P 500® Index, the Fund's broad-based benchmark, returned 25.02%.
Top Contributors To Performance
Versus the all-equity S&P 500® Index, the leading contributor to relative performance was an underweight allocation to consumer staples, as the traditionally defensive sector lagged the broader benchmark in a market that strongly favored growth-oriented names. Stock selection in materials also added value, driven by our favorable position in multinational chemical company Linde, which outpaced sector peers.
Top Detractors From Performance
An overweight allocation to health care was the leading detractor from relative results. While the health care sector advanced, it lagged amid investor preference for more growth-oriented sectors. Stock selection in the information technology sector also weighed on relative results, driven primarily by an average underweight allocation to NVIDIA. While we were underweight to the stock relative to the benchmark, our absolute position in NVIDIA was significant and reflected our favorable view of the company.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Flexibly Managed Fund	12.46%	10.31%	10.31%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	25.02%	14.53%	13.10%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$5,155,480,016
Total number of portfolio holdings	294
Total advisory fee paid	$35,748,814
Portfolio turnover rate	85%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
U.S. Treasury Notes 4.125%, 10/31/29	8.3%
Microsoft Corp.	5.2%
U.S. Treasury Notes 3.625%, 08/31/29	4.0%
Amazon.com, Inc.	3.4%
Becton Dickinson & Co.	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.5%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.4%
Revvity, Inc.	2.3%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
2 Includes non-equity investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
High Yield Bond Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series High Yield Bond Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund	$76	0.73%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series High Yield Bond Fund returned 7.86% for the twelve-months ended December 31, 2024. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 1.25%, while the CSFB High Yield Bond Index, the Fund's performance benchmark, returned 7.89%.
Top Contributors To Performance
The Fund had a number of credits that outperformed during the year, largely CCC and B-rated bonds. The most notable contributors included Graham Packaging, Encino Holdings, Martin Midstream and Energy Transfer Perps.
Top Detractors From Performance
The Fund added risk in the beginning of 2024 in anticipation of solid economic growth and a low default outlook, but still retained a higher-quality bias versus its benchmark. Performance lagged in the second half of the year when the distressed part of the market, which contained a number of large index credits, rallied materially. This contributed to CCC credit outperforming B and BB credit by over 1000 basis points during the year.
The most notable detractor from performance was Ardagh payment-in-kind (PIK) toggle notes, a risk position added to the portfolio at the end of 2023. The expectation was that company results were set to improve and 2024 would be a year of deleveraging. We exited the position when it became apparent the company was planning various liability management exercises that would leave the PIKS in an unfavorable position.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
High Yield Bond Fund	7.86%	4.90%	5.60%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
CSFB High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	7.89%	4.05%	5.03%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$125,871,691
Total number of portfolio holdings	118
Total advisory fee paid	$598,334
Portfolio turnover rate	91%
Weighted Average Maturity	1.7 Years
Effective Duration	2.6 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	89.5%
Loan Agreements	6.2%
Money Market Funds	3.8%
Asset Backed Securities	0.5%
Bond Quality Allocation 1
1 Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Index 500 Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Index 500 Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Fund	$38	0.34%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Index 500 Fund returned 24.61% for the twelve-months ended December 31, 2024. During the same period, the S&P 500® Index, the Fund's broad-based benchmark, returned 25.02%.
Top Contributors To Performance
On an individual security level, the top contributors to the Fund’s performance during the reporting period were NVIDIA Corp., Apple Inc., Broadcom Inc., Amazon.com Inc. and Alphabet Inc. On a sector level, the top contributors to the Fund’s performance during the reporting period were information technology, financials and communication services.
Top Detractors From Performance
On an individual security level, the top detractors to the Fund’s performance during the reporting period were Intel Corp., Adobe Inc., Boeing Company, NIKE Inc. and CVS Health Corporation. On a sector level, the top detractors from the Fund’s performance during the reporting period were energy, real estate and materials.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Index 500 Fund	24.61%	14.24%	12.76%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	25.02%	14.53%	13.10%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$852,442,426
Total number of portfolio holdings	505
Total advisory fee paid	$1,015,163
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
International Equity Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series International Equity Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund	$110	1.07%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series International Equity Fund returned 5.78% for the twelve-months ended December 31, 2024. During the same period, the MSCI ACWI ex-U.S. Index, the Fund's broad-based benchmark, returned 5.53%.
Top Contributors To Performance
Taiwan Semiconductor Manufacturing Company continues to benefit from artificial intelligence related tailwinds given its position as the world’s largest dedicated foundry in the semiconductor industry. The company delivered strong third quarter 2024 results, with gross profit margins reaching 58% and raised top-line growth guidance.
Galderma Group Ag, a pure-play dermatology focused company, released strong third quarter results and narrowed its guidance for the year to the higher end of its range, which was impressive given a softer U.S. consumer and weak U.S. filler market.
Shares of SAP Se rallied as the company maintained its strong business momentum in the third quarter and released results that exceeded expectations across several key metrics and raised guidance.
Top Detractors From Performance
Shares of Nomura Research Institute sold off after the company released weaker-than-expected third quarter results, with margins in the international business failing to improve as much as expected.
Experian Plc released solid results for the first half of the year with 7% organic revenue growth and 9% core EPS growth, however, the stock sold off given results were largely aligned with expectations and the stock had rallied throughout 2024.
AAK Ab, declined after it released third quarter results with sales that fell short of expectations. We have since exited our position.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
International Equity Fund	5.78%	4.22%	5.96%
MSCI ACWI ex-U.S. Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	5.53%	4.10%	4.80%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$231,498,914
Total number of portfolio holdings	44
Total advisory fee paid	$1,950,245
Portfolio turnover rate	152%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
SAP S.E.	5.2%
Constellation Software, Inc.	4.7%
London Stock Exchange Group PLC	4.6%
Wolters Kluwer N.V.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.0%
RB Global, Inc.	3.9%
Accenture PLC, Class A	3.9%
Halma PLC	3.6%
Tencent Holdings Ltd.	3.6%
Terumo Corp.	3.5%
Sector Allocation 1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.81% of the Fund’s average daily net assets up to $200 million, and 0.61% of the Fund’s average daily net assets over $200 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.83% of the Fund’saverage daily net assets up to $227 million, and 0.63% of the Fund’s average daily net assets over $227 million.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Cap Growth Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Large Cap Growth Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund	$94	0.87%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Cap Growth Fund returned 16.08% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell 1000® Growth Index, the Fund's performance benchmark, returned 33.36%.
Top Contributors To Performance
Security selection within the industrials sector was the primary contributor to relative results. Individual holdings that contributed to performance include holding Taiwan Semiconductor Manufacturing Company and not owning both UnitedHealth Group and Merck.
Top Detractors From Performance
Security selection in both the information technology and consumer discretionary sectors held back relative results during the period. Stock selection and to a lesser extent an overweight position in the consumer staples sector also dampened relative performance.
Individual holdings that detracted from performance include being underweight NVIDIA, an overweight position in Estee Lauder Companies and not owning Broadcom.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Large Cap Growth Fund	16.08%	12.30%	13.04%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	16.78%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$70,546,407
Total number of portfolio holdings	55
Total advisory fee paid	$378,035
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	13.4%
Apple, Inc.	5.8%
NVIDIA Corp.	5.5%
Visa, Inc., Class A	4.3%
Alphabet, Inc., Class A	4.2%
Accenture PLC, Class A	3.5%
Aon PLC, Class A	2.5%
Salesforce, Inc.	2.4%
Church & Dwight Co., Inc.	2.4%
Agilent Technologies, Inc.	2.1%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.53% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Cap Value Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Large Cap Value Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund	$99	0.93%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Cap Value Fund returned 12.55% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell 1000® Value Index, the Fund's performance benchmark, returned 14.37%.
Top Contributors To Performance
Walmart contributed as the company delivered strong performance throughout the year, with management noting share gains in grocery and general merchandise — much of that coming from households with incomes greater than $100,000 per year, as its convenience and “everyday low price” offering resonates well with customers. Fiserv contributed and posted strong earnings, with particular strength in its point-of-sale system, Clover. Taiwan Semiconductor Manufacturing Company contributed on continued strong performance in its foundry business given the artificial intelligence-related demand for chip manufacturing, and we expect customer spending to remain strong into 2025.
Top Detractors From Performance
Elevance Health detracted on negative sentiment related to managed care companies, as well as higher utilization among the lower-income bracket that Elevance is relatively more exposed to. Merck detracted as an otherwise strong earnings report was overshadowed by some weakness in sales for the company’s HPV drug Gardasil, particularly in China. Regeneron Pharmaceuticals detracted following concerns of increasing competition for its macular degeneration drug, Eylea.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Large Cap Value Fund	12.55%	9.51%	8.19%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37%	8.68%	8.49%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$164,631,900
Total number of portfolio holdings	72
Total advisory fee paid	$1,142,581
Portfolio turnover rate	53%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Walmart, Inc.	4.0%
Philip Morris International, Inc.	3.6%
Fiserv, Inc.	3.1%
Accenture PLC, Class A	2.9%
Regeneron Pharmaceuticals, Inc.	2.7%
Citigroup, Inc.	2.6%
Electronic Arts, Inc.	2.6%
Johnson & Johnson	2.5%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Core Growth Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Large Core Growth Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Growth Fund	$95	0.85%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Core Growth Fund returned 22.96% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell 1000® Growth Index, the Fund's performance benchmark, returned 33.36%.
Top Contributors To Performance
Top contributors were Motorola Solutions Inc., not owning Merck & Co. Inc., and our position in Taiwan Semiconductor Manufacturing Company (TSMC). Motorola is a market leader in land-mobile radio infrastructure, video monitoring software and services for public safety. The company benefits from a significant presence in the first-responder market and consistent municipal spending. TSMC, the largest semiconductor maker in the world, has benefited from advancements in semiconductors and growth in data centers. Despite cyclical declines in some areas, the industry’s reliance on TSMC was evident, reflecting its competitive position.
Top Detractors From Performance
The largest detractors were CoStar Group Inc., not owning Broadcom Inc., and our position in VeriSign Inc. CoStar, a real estate database and research firm, struggled as the market digested its new business vertical, Homes.com. Shareholders were concerned about the significant resource allocation toward this business, though the core business remains solid. We continue to assess the Homes.com business. VeriSign, the internet registrar for .com and .net domains, remains a monopoly with government-enabled price escalators. Recently, internet domain registrations declined due to weakness in China and weak demand from domain investors.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Large Core Growth Fund	22.96%	5.47%	8.79%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	16.78%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$134,736,795
Total number of portfolio holdings	38
Total advisory fee paid	$756,071
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	11.4%
NVIDIA Corp.	10.6%
Apple, Inc.	7.5%
Alphabet, Inc., Class A	6.4%
Amazon.com, Inc.	5.2%
Visa, Inc., Class A	4.9%
Salesforce, Inc.	3.3%
Intercontinental Exchange, Inc.	3.2%
UnitedHealth Group, Inc.	3.1%
Motorola Solutions, Inc.	2.9%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Core Value Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Large Core Value Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Value Fund	$97	0.92%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Core Value Fund returned 11.54% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell 1000® Value Index, the Fund's performance benchmark, returned 14.37%.
Top Contributors To Performance
Stock selection within the health care sector was the largest contributor to performance for the year, followed by selection gains within the communication services, materials and information technology sectors. Overweights to the utilities and consumer staples sectors and an underweight to consumer discretionary were also additive. Top performing stocks for the year included an overweight to trading and brokerage services company Interactive Brokers Group, lack of exposure to computing giant Intel Corporation, and an overweight to financial services firm Wells Fargo & Company.
Top Detractors From Performance
Both overall stock selection and sector allocation were detractors for the year. Stock selection within consumer staples was the single largest detractor, followed by selection results within the industrials sector. The Fund’s underweight to financials negatively impacted results, while selection within the sector was also a slight detractor. An overweight to health care and stock selection within energy also materially weighed on relative results. Top detractors for the year included overweights to discount retailer Dollar Tree, Inc. and automotive power and sensor semiconductor manufacturer ON Semiconductor Corporation, and lack of exposure to investment bank JPMorgan Chase & Co.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Large Core Value Fund	11.54%	8.36%	8.52%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37%	8.68%	8.49%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$126,397,529
Total number of portfolio holdings	66
Total advisory fee paid	$884,961
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Wells Fargo & Co.	3.0%
Bristol-Myers Squibb Co.	2.9%
The Walt Disney Co.	2.8%
American International Group, Inc.	2.6%
Cisco Systems, Inc.	2.6%
Bank of America Corp.	2.5%
Emerson Electric Co.	2.5%
Reinsurance Group of America, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
AbbVie, Inc.	2.4%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.64% of the Fund’s average daily net assets up to $150 million, 0.62% of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.67% of the Fund’s average daily net assets up to $150 million, 0.65%of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Growth Stock Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Large Growth Stock Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Growth Stock Fund	$107	0.93%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Growth Stock Fund returned 29.15% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell 1000® Growth Index, the Fund's performance benchmark, returned 33.36%.
Top Contributors To Performance
From an absolute perspective, the leading contributor to performance was the Fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of artificial intelligence infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.
Top Detractors From Performance
The leading detractor from absolute performance was Rivian Automotive due to the emerging electric vehicle manufacturer’s ongoing difficulty scaling production. Another top detractor from performance was our stake in Dollar General. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Large Growth Stock Fund	29.15%	12.91%	13.39%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	16.78%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$363,038,518
Total number of portfolio holdings	66
Total advisory fee paid	$2,353,166
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	11.7%
Apple, Inc.	9.9%
Amazon.com, Inc.	8.5%
Alphabet, Inc., Class A	5.8%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Co.	2.9%
Visa, Inc., Class A	2.7%
Tesla, Inc.	2.5%
Mastercard, Inc., Class A	2.2%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Limited Maturity Bond Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Limited Maturity Bond Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Maturity Bond Fund	$74	0.72%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Limited Maturity Bond Fund returned 5.63% for the twelve-months ended December 31, 2024. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 1.25%, while the Bloomberg U.S. Government/Credit 1-3 Year Bond Index, the Fund's performance benchmark, returned 4.36%.
Top Contributors To Performance
Overweight positioning in floating-rate securities, including collateralized loan obligations and student loan asset-backed securities, benefited Fund performance. High floating-rate coupon rates coupled with price appreciation contributed to the strong annual returns.
Spread tightening for investment-grade and high-yield corporate bonds contributed to excess returns versus the benchmark. Strong investor demand for attractive all-in yield levels led to corporate spreads steadily tightening throughout the year.
Top Detractors From Performance
Residential mortgage-backed securities (RMBS) performance detracted from results. RMBS spreads widened modestly during the year and underperformed relative to other fixed income credit spread sectors. The increase in intermediate to long-term interest rates also weighed on valuations for RMBS.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Limited Maturity Bond Fund	5.63%	2.34%	2.30%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	4.36%	1.58%	1.63%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$73,884,603
Total number of portfolio holdings	56
Total advisory fee paid	$704,884
Portfolio turnover rate	49%
Weighted Average Maturity	5.2 Years
Effective Duration	1.6 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	35.8%
Residential Mortgage Backed Securities	30.0%
Asset Backed Securities	25.0%
Commercial Mortgage Backed Securities	5.9%
U.S. Treasury Obligations	2.1%
Money Market Funds	1.2%
Bond Quality Allocation 1
1 Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Cap Growth Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Mid Cap Growth Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund	$98	0.97%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Mid Cap Growth Fund returned 2.21% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell Midcap® Growth Index, the Fund's performance benchmark, returned 22.10%.
Top Contributors To Performance
Top contributors were On Holding AG, Coherent Corp and Howmet Aerospace Inc. On Holding AG was the top relative contributor to the Fund for the trailing twelve months. The company specializes in high-performance running, outdoor and all-day wear with global distribution strength and innovative product offerings that resonate well with consumers. Coherent Corp., another notable contributor, specializes in the development, manufacturing, and marketing of materials, opto-electronic components, and lasers for various markets across industrial, communications, electronics and instrumentation markets. Howmet Aerospace Inc., another top contributor to performance, specializes in the development and manufacturing of lightweight metal products for the aerospace and defense industries.
Top Detractors From Performance
The top detractors were CoStar Group Inc., MarketAxess Holdings Inc. and Repligen Corporation. CoStar Group Inc., was the most significant detractor from relative performance in the Fund for the period. Despite the company's strong market position, CoStar's performance was challenged this year, surrounding the rollout of Homes.com. MarketAxess Holdings Inc., another notable detractor, operates an electronic trading platform for fixed-income securities. Repligen is a life sciences company that specializes in bioprocessing technologies and solutions essential for manufacturing biological drugs. Despite its critical role in the bioprocessing industry, the company's stock faced downward pressure.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Mid Cap Growth Fund	2.21%	8.18%	10.08%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.10%	11.47%	11.54%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$134,486,302
Total number of portfolio holdings	70
Total advisory fee paid	$983,104
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
CoStar Group, Inc.	3.8%
The Trade Desk, Inc., Class A	2.3%
Datadog, Inc., Class A	2.3%
IDEXX Laboratories, Inc.	2.3%
Fastenal Co.	2.2%
Insulet Corp.	2.1%
HubSpot, Inc.	2.0%
Floor & Decor Holdings, Inc., Class A	2.0%
Trimble, Inc.	2.0%
Pool Corp.	2.0%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.68% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.70% of the Fund’s average daily net assets.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Cap Value Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Mid Cap Value Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund	$89	0.83%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Mid Cap Value Fund returned 13.31% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell Midcap® Value Index, the Fund's performance benchmark, returned 13.07%.
Top Contributors To Performance
Integrated power supplier Entergy delivered better-than-expected earnings growth and forecast increased electricity demand from data centers to support artificial intelligence. Meta announced it had selected Entergy to power a large data center in Louisiana.
Long-time holding Casey’s General Stores owns an expanding network of gas stations and convenience stores. It delivered very strong earnings growth, supported by higher gasoline and convenience store sales as well as margin improvement.
Globus Medical is a medical device manufacturer focused on spinal health. The manufacturer reported solid financial performance as it started capturing synergies from its acquisition of NuVasive.
Top Detractors From Performance
Shares of insurer Globe Life fell sharply in the second quarter after a short-seller report questioned its life insurance sales practices. We saw heightened risk for the core business and quickly eliminated the holding.
Independent petroleum refiner HF Sinclair, another detractor, faced concerns over refining margins.
Processing equipment maker Hillenbrand experienced earnings headwinds due to slowing in several end markets. We exited the position because of concerns over the quality of the balance sheet.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Mid Cap Value Fund	13.31%	4.49%	4.59%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.07%	8.59%	8.10%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$88,468,185
Total number of portfolio holdings	74
Total advisory fee paid (net of waivers)	$498,609
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Entergy Corp.	3.0%
Expand Energy Corp.	2.9%
Alliant Energy Corp.	2.7%
Casey's General Stores, Inc.	2.6%
Fox Corp., Class B	2.2%
Freeport-McMoRan, Inc.	2.0%
Wintrust Financial Corp.	2.0%
Agree Realty Corp.	2.0%
ConocoPhillips	1.9%
Lamar Advertising Co., Class A	1.9%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.54% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily netassets over $1.5 billion. Prior to June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily net assets over $1.5 billion.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Core Value Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Mid Core Value Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Core Value Fund	$108	1.04%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Mid Core Value Fund returned 8.39% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell Midcap® Value Index, the Fund's performance benchmark, returned 13.07%.
Top Contributors To Performance
Stock selection in the materials sector lifted performance. Avoiding underperforming stocks in the chemicals, metals, and mining industries buoyed results.
Shares of The Bank of New York Mellon steadily gained during the year as it reported strong earnings, increased revenue and increased guidance for net interest income.
The Allstate Corp improved its profitability due to policy increases, especially in its automobile insurance business. Allstate also benefited from a relatively benign natural catastrophe environment.
Top Detractors From Performance
Value stocks underperformed growth in 2024. Mid-cap stocks also underperformed the broader equity market as investors favored large-cap growth stocks, many with ties to artificial intelligence.
Stock selection in the industrials sector weighed on performance. An underweight to the sector, driven by concerns about valuations, detracted moderately from performance.
Consumer staples stocks slumped during the period and given the portfolio’s overweight position in the sector, weighed on performance. Discount retailer Dollar Tree was a prominent detractor due to disappointing earnings and the market’s diminished sentiment on dollar stores. The ongoing struggles of the Family Dollar brand also undermined confidence in the company’s turnaround story.
Zimmer Biomet Holdings faced issues with its enterprise resource planning software. Minor supply chain issues also limited its ability to expand margins and drive revenue above initial guidance.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Mid Core Value Fund	8.39%	7.20%	7.89%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.07%	8.59%	8.10%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$76,175,583
Total number of portfolio holdings	109
Total advisory fee paid	$546,518
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Zimmer Biomet Holdings, Inc.	3.0%
Henry Schein, Inc.	2.0%
Enterprise Products Partners LP	2.0%
Conagra Brands, Inc.	1.9%
Edison International	1.8%
US Bancorp	1.8%
Truist Financial Corp.	1.7%
Willis Towers Watson PLC	1.7%
Northern Trust Corp.	1.6%
Norfolk Southern Corp.	1.6%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.68% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.69% of the Fund’s average daily net assets.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderate Allocation Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Moderate Allocation Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Fund	$31	0.30%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Moderate Allocation Fund returned 9.13% for the twelve-month period ending December 31, 2024, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 23.81% and the Bloomberg U.S. Aggregate Bond Index’s return of 1.25% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, the allocation to large-cap growth stocks and underweight in durations were the top contributors. The 2024 stock market was largely driven by the strong performance of large-cap growth technology companies. On the fixed-income side, the 10-year U.S. Treasury rate rose by 69 basis points, resulting in favorable performance for short-duration fixed-income securities.
From a manager selection perspective, the Penn Series Quality Bond, Limited Maturity Bond and Real Estate Securities Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, the allocation to international stocks and large-cap value stocks were the top detractors. Most international economies lagged behind U.S. economic growth in 2024, and the Republican sweep election outcome further strengthened sentiments toward U.S. exceptionalism. Within the U.S. stock market, market breadth was narrow, with value stocks significantly underperforming growth stocks.
From a manager selection perspective, the Penn Series Mid Cap Growth, Emerging Markets Equity and Mid Core Value Funds were the top detractors.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Moderate Allocation Fund	9.13%	5.33%	5.78%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$199,124,068
Total number of portfolio holdings	19
Total advisory fee paid	$250,650
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	30.3%
Penn Series Index 500 Fund	19.8%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Mid Core Value Fund	4.9%
Penn Series High Yield Bond Fund	4.1%
Penn Series International Equity Fund	4.0%
Penn Series Developed International Index Fund	3.9%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Limited Maturity Bond Fund	3.1%
Penn Series Large Cap Value Fund	2.9%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderately Aggressive Allocation Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Moderately Aggressive Allocation Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Aggressive Allocation Fund	$32	0.30%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Moderately Aggressive Allocation Fund returned 11.05% for the twelve-month period ending December 31, 2024, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 23.81% and the Bloomberg U.S. Aggregate Bond Index’s return of 1.25% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, the allocation to large-cap growth stocks and underweight in durations were the top contributors. The 2024 stock market was largely driven by the strong performance of large-cap growth technology companies. On the fixed-income side, the 10-year U.S. Treasury rate rose by 69 basis points, resulting in favorable performance for short-duration fixed-income securities.
From a manager selection perspective, the Penn Series Quality Bond, Limited Maturity Bond and Real Estate Securities Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, the allocation to international stocks and large-cap value stocks were the top detractors. Most international economies lagged behind U.S. economic growth in 2024, and the Republican sweep election outcome further strengthened sentiments toward U.S. exceptionalism. Within the U.S. stock market, market breadth was narrow, with value stocks significantly underperforming growth stocks.
From a manager selection perspective, the Penn Series Mid Cap Growth, Mid Core Value and Emerging Markets Equity Funds were the top detractors.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Moderately Aggressive Allocation Fund	11.05%	6.53%	6.76%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$198,018,922
Total number of portfolio holdings	21
Total advisory fee paid	$244,001
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	23.9%
Penn Series Quality Bond Fund	15.2%
Penn Series Flexibly Managed Fund	9.0%
Penn Series International Equity Fund	6.9%
Penn Series Large Cap Value Fund	5.9%
Penn Series Mid Core Value Fund	5.0%
Penn Series Developed International Index Fund	5.0%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Value Fund	4.0%
Penn Series Small Cap Index Fund	3.9%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderately Conservative Allocation Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Moderately Conservative Allocation Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Conservative Allocation Fund	$33	0.32%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Moderately Conservative Allocation Fund returned 7.35% for the twelve-month period ending December 31, 2024, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 23.81% and the Bloomberg U.S. Aggregate Bond Index’s return of 1.25% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, the allocation to large-cap growth stocks and underweight in durations were the top contributors. The 2024 stock market was largely driven by the strong performance of large-cap growth technology companies. On the fixed-income side, the 10-year U.S. Treasury rate rose by 69 basis points, resulting in favorable performance for short-duration fixed-income securities.
From a manager selection perspective, the Penn Series Quality Bond, Limited Maturity Bond and Real Estate Securities Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, the allocation to international stocks and large-cap value stocks were the top detractors. Most international economies lagged behind U.S. economic growth in 2024, and the Republican sweep election outcome further strengthened sentiments toward U.S. exceptionalism. Within the U.S. stock market, market breadth was narrow, with value stocks significantly underperforming growth stocks.
From a manager selection perspective, the Penn Series Flexibly Managed, Large Cap Growth and Mid Core Value Funds were the top detractors.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Moderately Conservative Allocation Fund	7.35%	4.35%	4.78%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$75,762,776
Total number of portfolio holdings	15
Total advisory fee paid	$94,717
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	45.0%
Penn Series Index 500 Fund	12.7%
Penn Series Flexibly Managed Fund	7.9%
Penn Series Limited Maturity Bond Fund	7.1%
Penn Series High Yield Bond Fund	5.0%
Penn Series International Equity Fund	3.9%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Mid Core Value Fund	2.9%
Penn Series Developed International Index Fund	2.9%
Penn Series Large Cap Value Fund	2.9%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Money Market Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Money Market Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund	$59	0.58%
Key Fund Statistics
Fund net assets	$140,269,200
Total number of portfolio holdings	24
Total advisory fee paid	$486,341
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
U.S. Treasury Bills 4.219%, 01/16/25	7.1%
Federal Farm Credit Banks 4.312%, 01/28/25	7.1%
Federal Home Loan Banks 4.275%, 01/06/25	5.0%
U.S. Treasury Bills 4.291%, 01/30/25	5.0%
Federal Home Loan Banks 4.264%, 01/17/25	4.3%
Federal National Mortgage 4.373%, 01/03/25	3.6%
Freddie Mac Discount Notes 4.553%, 01/07/25	3.6%
Tennessee Valley Authority 4.385%, 01/08/25	3.6%
Freddie Mac Discount Notes 4.548%, 01/08/25	3.6%
Freddie Mac Discount Notes 4.547%, 01/09/25	3.6%
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Quality Bond Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Quality Bond Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quality Bond Fund	$69	0.68%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Quality Bond Fund returned 2.39% for the twelve-months ended December 31, 2024. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 1.25%.
Top Contributors To Performance
The Federal Reserve started to ease monetary policy in September, lowering short-term interest rates by a total of 100 basis points by year-end. Treasury yields were volatile during 2024 with longer-term interest rates finishing the year higher. Conservative duration management and yield curve positioning underweight 20- to 30-year maturities added value.
Spread tightening for investment-grade and high-yield corporate bonds contributed to excess returns versus the benchmark. Strong investor demand for attractive all-in yield levels led to corporate spreads steadily tightening throughout the year.
Top Detractors From Performance
Residential mortgage-backed securities (RMBS) performance detracted from results. RMBS spreads widened modestly during the year and underperformed relative to other fixed income credit spread sectors. The increase in intermediate to long-term interest rates also weighed on valuations for RMBS.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Quality Bond Fund	2.39%	0.34%	1.97%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$363,115,734
Total number of portfolio holdings	115
Total advisory fee paid	$1,641,501
Portfolio turnover rate	41%
Weighted Average Maturity	7.9 Years
Effective Duration	5.7 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Residential Mortgage Backed Securities	41.4%
Corporate Bonds	25.1%
U.S. Treasury Obligations	14.8%
Commercial Mortgage Backed Securities	11.7%
Asset Backed Securities	4.8%
Money Market Funds	1.5%
Municipal Bonds	0.7%
Bond Quality Allocation 1
1 Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.

Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Real Estate Securities Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Real Estate Securities Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund	$100	0.97%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Real Estate Securities Fund returned 6.40% for the twelve-months ended December 31, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 23.81%, while the FTSE NAREIT All Equity REITs Index, the Fund's performance benchmark, returned 4.92%.
Top Contributors To Performance
An overweight position in specialty REIT Iron Mountain was a top contributor to relative performance. The company reported earnings results that indicated strength in its data center leasing business. Within the health care sector, an overweight in senior housing specialist Welltower significantly outperformed amid strong senior housing demand, reflected in high and rising occupancies. In its most recent earnings report, Welltower beat expectations and raised its outlook. An overweight and stock selection in the data centers sector further aided performance, including a sizable gain in Digital Realty Trust.
Top Detractors From Performance
An overweight in the telecommunications sector was a top detractor from relative performance, with the rate-sensitive sector pressured by rising interest rates during the year. The overweight reflects our expectation that tower leasing will stabilize in 2025, with an acceleration into 2026. An underweight in shopping centers also hindered performance, as these landlords outperformed, benefiting from consumer strength. An underweight in apartments detracted from performance as well; investors favored sectors, such as apartments, where an improvement in private real estate values was expected.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Real Estate Securities Fund	6.40%	4.16%	6.37%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	4.92%	3.29%	5.83%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$103,013,135
Total number of portfolio holdings	36
Total advisory fee paid	$755,038
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Welltower, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	5.9%
Prologis, Inc.	5.5%
Equinix, Inc.	5.2%
SBA Communications Corp.	4.7%
American Tower Corp.	4.5%
Crown Castle, Inc.	4.5%
Sun Communities, Inc.	4.2%
Weyerhaeuser Co.	3.7%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Growth Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Small Cap Growth Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund	$108	1.01%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Small Cap Growth Fund returned 12.88% for the twelve-months ended December 31, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 23.81%, while the Russell 2000® Growth Index, the Fund's performance benchmark, returned 15.15%.
Top Contributors To Performance
AST SpaceMobile was a top relative contributor. This early-stage communications services company is building a low-orbit satellite network to extend 5G broadband coverage to remote areas. The company signed strategic partnerships with companies such as AT&T and Google to help fund its launch costs. Stride, another contributor, offers a cloud-based remote learning platform for K-12 education and professional training. Stride reported better-than-expected financial results and increased guidance, supported by strong student enrollment and retention metrics.
Top Detractors From Performance
Relative performance was hindered by the portfolio’s lack of exposure to several stocks that were notable contributors to index returns amid periods of more speculative investor behavior. Among stocks the portfolio owned, Clarivate Analytics was a relative detractor. Clarivate provides subscription-based, online access to over 7,000 scientific journals and proprietary databases. Clarivate faced uncertainty after its new CEO issued a cautious business outlook. We believe the resulting decline in the stock price was out of line with underlying business fundamentals, especially as Clarivate’s management team has improved the overall quality of its business by spinning off less predictable assets. ATS, another detractor, provides factory automation systems. The company faced business headwinds due to slower demand from the electric vehicle market.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Small Cap Growth Fund	12.88%	7.81%	9.26%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.15%	6.86%	8.09%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$101,005,884
Total number of portfolio holdings	128
Total advisory fee paid	$725,985
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
SS&C Technologies Holdings, Inc.	2.6%
Stride, Inc.	2.0%
Globus Medical, Inc., Class A	2.0%
Mirion Technologies, Inc.	2.0%
The Descartes Systems Group, Inc.	2.0%
OSI Systems, Inc.	1.7%
Crown Holdings, Inc.	1.7%
LPL Financial Holdings, Inc.	1.7%
Cboe Global Markets, Inc.	1.7%
Summit Materials, Inc., Class A	1.6%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $25 million, 0.70% of the Fund’s average daily net assets on the next $25 million, and 0.65% of the Fund’s average daily net assets over $50 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets up to $25 million, 0.75% of the Fund’s average daily net assets on the next $25 million, and 0.70% of the Fund’s average daily net assets over $50 million.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Index Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Small Cap Index Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund	$75	0.71%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Small Cap Index Fund returned 10.77% for the twelve-months ended December 31, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 23.81%, while the Russell 2000® Index, the Fund's performance benchmark, returned 11.54%.
Top Contributors To Performance
On an individual security level, the top contributors to the Fund’s performance during the reporting period were Super Micro Computer Inc., FTAI Aviation Ltd., MicroStrategy Inc., Carvana Company and Sprouts Farmers Market Inc. On a sector level, the top contributors to the Fund’s performance during the reporting period were financials, information technology and industrials.
Top Detractors From Performance
On an individual security level, the top detractors to the Fund’s performance during the reporting period were MARA Holdings Inc., Cytokinetics Inc., StoneCo Ltd., Atkore Inc. and Evolent Health Inc. On a sector level, the top contributors to the Fund’s performance during the reporting period were health care, utilities and energy.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Small Cap Index Fund	10.77%	6.76%	7.12%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$84,853,445
Total number of portfolio holdings	1,936
Total advisory fee paid	$254,356
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Applied Industrial Technologies, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Value Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series Small Cap Value Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund	$104	1.00%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Small Cap Value Fund returned 7.83% for the twelve-months ended December 31, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 23.81%, while the Russell 2000® Value Index, the Fund's performance benchmark, returned 8.05%.
Top Contributors To Performance
Shopping center real estate investment trust SITE Centers Corp. was the top contributor to returns. SITE Centers proceeded to sell shopping centers throughout the year as they aimed to continue to exploit the arbitrage between public and private asset valuations. In early October, the company announced it completed the spin-off of Curbline Properties, causing the stock to skyrocket 44%. As the valuation became more expensive, we exited the position. Semtech Corp., a high-performance semiconductor, IoT systems and cloud connectivity service provider, was another top contributor. Semtech shares rose on continued strength in its data center business and improved margin expansion from cost-cutting.
Top Detractors From Performance
Acadia Healthcare Company, Inc., a provider of behavioral healthcare services, was the top detractor from returns. Acadia’s stock price declined following a challenging third quarter earnings release, driven by a deceleration in October patient volumes, coupled with the company lowering its fourth quarter volume growth guidance amid legal headwinds. Global manufacturer of aluminum products and solutions Constellium SE was another top detractor. Its shares depreciated on the back of operational challenges including planned maintenance outages and flooding in Switzerland. The company also experienced a decrease in shipments, leading to a decline in revenue.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Small Cap Value Fund	7.83%	5.83%	6.42%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	8.05%	7.29%	7.14%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$147,804,759
Total number of portfolio holdings	182
Total advisory fee paid (net of waivers)	$1,065,590
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
TXNM Energy, Inc.	1.5%
ESCO Technologies, Inc.	1.5%
Ameris Bancorp	1.5%
Home BancShares, Inc.	1.3%
UMB Financial Corp.	1.3%
Arcosa, Inc.	1.3%
SouthState Corp.	1.2%
Gates Industrial Corp. PLC	1.2%
Atlantic Union Bankshares Corp.	1.1%
ASGN, Inc.	1.1%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.71% of the Fund’s average daily net assets up to $50 million, 0.68% of the Fund’s average daily net assets on the next $50 million, and 0.66% of the Fund’s average daily net assets over $100 million. Prior to June 1, 2024, the Fund’s investment advisory feewas calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $50 million, 0.725% of the Fund’s average daily net assets on the next $50 million, and 0.70% of the Fund’s average daily net assets over $100 million.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
SMID Cap Growth Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series SMID Cap Growth Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Growth Fund	$111	1.05%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series SMID Cap Growth Fund returned 12.20% for the twelve-months ended December 31, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 23.81%, while the Russell 2500® Growth Index, the Fund's performance benchmark, returned 13.90%.
Top Contributors To Performance
Natera Inc., a clinical genetic testing company, was the top contributor to returns. The stock appreciated fueled by exceeding average selling price targets for Signatera, a year ahead of schedule, coupled with gross margin expansion led by strong execution in cost of goods sold reduction. EMCOR Group Inc., a provider of end-to-end electrical construction for data centers, was another top contributor. The stock rose, driven by margin expansion from strong project execution and investments in building information modeling and prefabrication to create efficiencies and increase productivity. EMCOR also benefited from higher-than-ever barriers to entry among mechanical contractors.
Top Detractors From Performance
Super Micro Computer Inc., a data center infrastructure company, was the top detractor due to our underweight position. The company benefited from high demand for data centers on the back of recent artificial intelligence advancements. While we believe the company may continue to benefit from its design innovations and supplier partnerships, we sold our position. TransMedics Group, Inc., a medical technology company, was another top detractor. TransMedics shares declined near the end of 2024 as overall U.S. transplant volumes in the third quarter fell amid seasonality headwinds and a challenged macroeconomic environment. We exited the position.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
SMID Cap Growth Fund	12.20%	8.46%	10.08%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	13.90%	8.08%	9.45%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$74,059,207
Total number of portfolio holdings	103
Total advisory fee paid	$542,941
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Applied Industrial Technologies, Inc.	1.8%
Hamilton Lane, Inc., Class A	1.8%
Kinsale Capital Group, Inc.	1.6%
Loar Holdings, Inc.	1.6%
SPX Technologies, Inc.	1.6%
Astera Labs, Inc.	1.6%
Manhattan Associates, Inc.	1.6%
Neurocrine Biosciences, Inc.	1.5%
Natera, Inc.	1.5%
Novanta, Inc.	1.5%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.73% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
SMID Cap Value Fund
annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Penn Series SMID Cap Value Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Value Fund	$124	1.18%
Management’s Discussion of Fund Performance
Summary of results
The Penn Series SMID Cap Value Fund returned 9.54% for the twelve-months ended December 31, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 23.81%, while the Russell 2500® Value Index, the Fund's performance benchmark, returned 10.98%.
Top Contributors To Performance
Top contributors to performance were Tapestry, MasTec and Dycom Industries. Tapestry rose after announcing in the fourth quarter of 2024 that it would no longer pursue a deal with Capri Holdings, alleviating investor concerns about integration issues and financial leverage, and instead announced a significant share buyback. MasTec reported first quarter 2024 results that were ahead of expectations and showed improvement and growth from the prior quarter. Dycom Industries beat expectations and guiding robust growth for the second quarter 2024, as its telecom customers expand their fiber networks.
Top Detractors From Performance
Top detractors from performance were Adient, AMN Healthcare Services and Integra LifeSciences. Adient lagged despite beating fiscal fourth quarter 2024 revenue and earnings expectations, as investors focused on weakness in European markets and increased competition from Chinese rivals. AMN also detracted despite beating fourth quarter 2024 expectations, as investors sought evidence of growth resumption in its key nursing staffing segment post-pandemic. Integra Life Sciences reported better-than-expected second quarter 2024 earnings results but continued to experience operational issues that dragged down revenue growth and profits.
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
SMID Cap Value Fund	9.54%	8.11%	7.20%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	10.98%	8.44%	7.81%
The performance information shown here does not reflect variable account charges and fees. Past performance is not predictive of future performance. Shares may be worth more or less when redeemed than when purchased. Assumes reinvestment of all dividends.
Key Fund Statistics
Fund net assets	$50,480,031
Total number of portfolio holdings	91
Total advisory fee paid	$411,145
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Tapestry, Inc.	1.9%
F5, Inc.	1.8%
Bath & Body Works, Inc.	1.7%
C.H. Robinson Worldwide, Inc.	1.7%
Pentair PLC	1.6%
BJ's Wholesale Club Holdings, Inc.	1.5%
Jones Lang LaSalle, Inc.	1.5%
Encompass Health Corp.	1.5%
Cameco Corp.	1.5%
NCR Atleos Corp.	1.5%
Sector Allocation 1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.84% of the Fund’s average daily net assets.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

3(a)(1)

The Registrant’s Board of Directors has determined that Ms. Rebecca C. Matthias, who serves on the Registrant’s audit committee, qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR.

3(a)(2)	Ms. Matthias is considered independent for purposes of Item 3 of Form N-CSR.

3(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $579,165 for 2024 and $557,500 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2024 and $0 for 2023.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)

Audit Committee’s Pre-Approval Policies and Procedures. To the extent required by applicable law, pre-approval by the Audit Committee of the Penn Series Funds, Inc. (the “Company”) Board of Directors is required for all audit and permissible non-audit services rendered to the Company and all permissible non-audit services rendered to the investment adviser to the Company, Penn Mutual Asset Management, LLC (“PMAM”), or any other service providers controlling, controlled by or under common control with PMAM that provide ongoing services to the Company (“Related Entities”) that relate directly to the operations and financial reporting of the Company’s Funds. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for the Company may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or by the Audit Committee Chairman or other member of the Audit Committee as designated by the Audit Committee. The Policy sets forth the audit, audit-related, tax and all other services that are subject to general or specific pre-approval by the Audit Committee subject to specified expense limitations. The Policy provides that the Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor pursuant to the pre-approval provision of the Policy. Pursuant to the Policy, the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules and related guidance concerning auditor independence.

(e)(2)	No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, and the Financial Highlights are attached herewith.

Penn Series
Funds, Inc.
■  2024 Annual Financials and Other Information
Available through Penn Mutual Variable Products

[THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Statements (Form N-CSR Item 7)

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Money Market Fund
	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 100.0%

MONEY MARKET FUNDS — 17.3%
Goldman Sachs Financial Square Funds - Government Fund Institutional Shares (seven-day effective yield 4.424%) (Cost $24,262,780)	24,262,780	$24,262,780
	Par (000)
U.S. TREASURY OBLIGATIONS — 17.8%
U.S. Treasury Bills
4.272%, 01/07/25	$4,000	$3,997,159
4.219%, 01/16/25	10,000	9,982,462
4.242%, 01/23/25	4,000	3,989,672
4.291%, 01/30/25	7,000	6,975,928
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,945,221)		24,945,221

AGENCY OBLIGATIONS — 64.9%
Federal Farm Credit Banks
4.500%, 01/10/25	1,000	999,949
4.312%, 01/28/25	10,000	9,967,825
4.210%, 01/31/25	5,000	4,981,958
4.322%, 02/13/25	5,000	4,974,379
1.750%, 02/14/25	1,000	996,475
Federal Home Loan Banks
4.275%, 01/06/25	7,000	6,995,854
4.264%, 01/17/25	6,000	5,988,667
4.244%, 01/24/25	4,000	3,989,190
4.273%, 02/14/25	5,000	4,974,058
Federal National Mortgage
4.373%, 01/03/25	5,000	4,998,789
1.625%, 01/07/25	4,245	4,242,924
4.186%, 01/10/25	4,000	3,995,825
Freddie Mac Discount Notes
4.553%, 01/07/25	5,000	4,996,242
4.548%, 01/08/25	5,000	4,995,620
4.547%, 01/09/25	5,000	4,994,994
4.151%, 02/12/25	4,000	3,980,727
Tennessee Valley Authority
4.385%, 01/08/25	5,000	4,995,751
4.315%, 01/15/25	5,000	4,991,639
4.339%, 01/22/25	5,000	4,987,400
TOTAL AGENCY OBLIGATIONS (Cost $91,048,266)		91,048,266
TOTAL SHORT-TERM INVESTMENTS (Cost $140,256,267)		140,256,267
TOTAL INVESTMENTS — 100.0% (Cost $140,256,267)		$140,256,267
Other Assets & Liabilities — 0.0%		12,933
TOTAL NET ASSETS — 100.0%		$140,269,200

†	See Security Valuation Note.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Money Market Funds	$24,262,780	$24,262,780	$—	$—
U.S. Treasury Obligations	24,945,221	—	24,945,221	—
Agency Obligations	91,048,266	—	91,048,266	—
Total Investments	$140,249,741	$24,256,254	$115,993,487	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 24.9%
ECMC Group Student Loan Trust,
Series 2018-2A Class A (30 Day Average SOFR + 0.914%, Floor 0.800%), 144A 5.483%, 09/25/68@,•	$2,212	$2,183,575
Series 2019-1A Class A1A, 144A 2.720%, 07/25/69@	1,060	951,660
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 8.129%, 01/20/33@,•	1,500	1,502,060
Navient Private Education Refi Loan Trust, Series 2020-EA Class A, 144A 1.690%, 05/15/69@	1,125	1,037,412
Nelnet Student Loan Trust, Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 5.745%, 01/25/41•	2,285	2,242,901
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 5.273%, 03/25/55•	2,757	2,738,364
SMB Private Education Loan Trust,
Series 2016-B Class A2B (1 M SOFR + 1.564%), 144A 5.962%, 02/17/32@,•	111	110,746
Series 2017-A Class B, 144A 3.500%, 06/17/41@	1,030	1,002,430
Series 2014-A Class B, 144A 4.000%, 09/15/42@	1,085	1,063,058
Series 2021-C Class B, 144A 2.300%, 01/15/53@	2,157	2,064,469
Series 2020-PTB Class A2A, 144A 1.600%, 09/15/54@	2,120	1,971,281
TRINITAS CLO IV Ltd., Series 2016-4A Class A2L2 (3 M SOFR + 1.662%, Floor 1.400%), 144A 6.294%, 10/18/31@,•	1,550	1,551,456
TOTAL ASSET BACKED SECURITIES (Cost $18,723,641)		18,419,412

COMMERCIAL MORTGAGE BACKED SECURITIES — 5.9%
BSPRT Issuer Ltd.,
Series 2021-FL6 Class A (1 M SOFR + 1.214%, Floor 1.100%), 144A 5.612%, 03/15/36@,•	771	770,539
Series 2021-FL6 Class B (1 M SOFR + 1.714%, Floor 1.600%), 144A 6.112%, 03/15/36@,•	2,500	2,434,656
FHLMC Multifamily Structured Pass Through Certificates, Series KC02 Class X3, 3.071%, 08/25/25•	14,500	140,100
	Par (000)	Value†

Morgan Stanley Capital I Trust, Series 2015-MS1 Class A4, 3.779%, 05/15/48•	$1,000	$992,601
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,368,686)		4,337,896

CORPORATE BONDS — 35.7%
Airlines — 1.6%
United Airlines Pass Through Trust, Series 2020-1 Class B 4.875%, 07/15/27	1,196	1,194,052
Auto Manufacturers — 2.0%
Ford Motor Credit Co. LLC 5.125%, 11/05/26	1,500	1,498,751
Banks — 7.4%
First Maryland Capital II (3 M SOFR + 1.112%) 5.683%, 02/01/27•	1,500	1,465,863
National Securities Clearing Corp., 144A 5.150%, 05/30/25@	1,500	1,503,141
State Street Corp. (3 M SOFR + 0.822%) 5.345%, 05/15/28•	1,305	1,269,512
Wells Fargo & Co. (3 M SOFR + 1.262%) 5.918%, 04/15/27•	1,250	1,235,612
		5,474,128
Chemicals — 3.4%
NOVA Chemicals Corp., 144A 8.500%, 11/15/28@	1,000	1,059,204
W.R. Grace Holdings LLC, 144A 4.875%, 06/15/27@	1,500	1,453,585
		2,512,789
Electronics — 2.0%
Amphenol Corp. 4.750%, 03/30/26	1,500	1,500,785
Hand & Machine Tools — 2.6%
Regal Rexnord Corp. 6.050%, 02/15/26	1,875	1,891,814
Healthcare Services — 0.7%
IQVIA, Inc., 144A 5.000%, 10/15/26@	500	493,265
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	1,500	1,473,930
Oil & Gas — 1.3%
Helmerich & Payne, Inc., 144A 4.650%, 12/01/27@	1,000	987,315

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Packaging and Containers — 1.4%
Mauser Packaging Solutions Holding Co., 144A 7.875%, 08/15/26@	$1,000	$1,007,450
Pipelines — 3.3%
Rockies Express Pipeline LLC, 144A 3.600%, 05/15/25@	1,500	1,484,695
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. , 144A 6.000%, 03/01/27@	1,000	990,702
		2,475,397
Real Estate Investment Trusts — 3.3%
SBA Tower Trust, 144A 1.884%, 07/15/50@	2,500	2,422,333
Software — 4.7%
Concentrix Corp. 6.650%, 08/02/26	2,000	2,034,190
Open Text Corp., 144A 3.875%, 02/15/28@	1,500	1,406,873
		3,441,063
TOTAL CORPORATE BONDS (Cost $26,327,767)		26,373,072

RESIDENTIAL MORTGAGE BACKED SECURITIES — 30.0%
Collateralized Mortgage Obligations — 26.4%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	375	361,337
Bunker Hill Loan Depositary Trust, STEP, Series 2019-2 Class A3, 144A 3.185%, 07/25/49@	1,091	1,051,939
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	507	464,560
CSMC Trust, STEP, Series 2020-SPT1 Class A2, 144A 3.229%, 04/25/65@	654	648,945
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	1,178	979,181
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	3,615	3,152,678
Homeward Opportunities Fund I Trust, Series 2020-2 Class A2, 144A 2.635%, 05/25/65@,•	79	78,635
JP Morgan Mortgage Trust, Series 2019-9 Class A3, 144A 3.500%, 05/25/50@,•	1,061	932,146
OBX Trust, Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	213	194,806
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	$2,036	$1,740,782
Towd Point Mortgage Trust,
Series 2017-4 Class A1, 144A 2.750%, 06/25/57@,•	2,038	1,978,813
Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	1,802,901
Verus Securitization Trust,
Series 2019-INV3 Class A1, 144A 3.692%, 11/25/59@,•	1,098	1,082,581
STEP, Series 2023-8 Class A2, 144A 6.664%, 12/25/68@	1,396	1,410,202
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	2,800	2,700,405
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	1,060	889,766
		19,469,677
Fannie Mae REMICS — 1.8%
Series 2012-152 Class TA 2.500%, 09/25/42	1,547	1,350,259
Freddie Mac REMICS — 1.8%
Series 5400 Class EA 5.500%, 02/25/50	1,307	1,311,238
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $24,474,479)		22,131,174

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Notes 2.375%, 05/15/27 (Cost $1,565,542)	1,630	1,560,852
	Number of Shares
SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $887,363)	887,363	887,363
TOTAL INVESTMENTS — 99.8% (Cost $76,347,478)		$73,709,769
Other Assets & Liabilities — 0.2%		174,834
TOTAL NET ASSETS — 100.0%		$73,884,603

†	See Security Valuation Note.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Limited Maturity Bond Fund
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $50,395,512, which represents 68.2% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
STEP— Step Coupon Bond.
Country Weightings as of 12/31/2024††
United States	88%
Cayman Islands	9
Canada	3
Total	100%
††	% of total investments as of December 31, 2024.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Asset Backed Securities	$18,419,412	$—	$18,419,412	$—
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Commercial Mortgage Backed Securities	$4,337,896	$—	$4,337,896	$—
Corporate Bonds	26,373,072	—	26,373,072	—
Residential Mortgage Backed Securities	22,131,174	—	22,131,174	—
U.S. Treasury Obligations	1,560,852	—	1,560,852	—
Short-Term Investments	887,363	887,363	—	—
Total Investments	$73,709,769	$887,363	$72,822,406	$—
Other Financial Instruments(1)
Futures Contracts	$81,368	$81,368	$—	$—
Total Assets—Other Financial Instruments	$81,368	$81,368	$—	$—
(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Futures contracts held by the Fund at December 31, 2024 are as follows:
Futures Contracts:
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Short	U.S. Treasury Long Bond	03/20/25	(20)	1,000	$114	$(2,276,875)	$81,368	$—
							$81,368	$—
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 4.8%
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 8.129%, 01/20/33@,•	$4,000	$4,005,492
Granite Edvance Corp., Series 2020-1 Class A1A, 1.550%, 09/25/60	1,989	1,802,514
Navient Student Loan Trust,
Series 2018-EA Class A2, 144A 4.000%, 12/15/59@	1,155	1,148,697
Series 2023-BA Class A1A, 144A 6.480%, 03/15/72@	1,959	2,008,502
Nelnet Student Loan Trust, Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 5.745%, 01/25/41•	2,285	2,242,901
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 5.273%, 03/25/55•	2,412	2,396,069
SMB Private Education Loan Trust,
Series 2014-A Class B, 144A 4.000%, 09/15/42@	1,953	1,913,505
Series 2015-C Class B, 144A 3.500%, 09/15/43@	1,872	1,854,074
TOTAL ASSET BACKED SECURITIES (Cost $17,315,513)		17,371,754

COMMERCIAL MORTGAGE BACKED SECURITIES — 11.6%
BANK5, Series 2024-5YR5 Class C, 7.011%, 02/15/29•	2,550	2,584,869
Benchmark Mortgage Trust, Series 2019-B9 Class A5, 4.016%, 03/15/52	5,000	4,750,851
FREMF Mortgage Trust,
Series 2019-K735 Class B, 144A 4.020%, 05/25/26@,•	6,000	5,902,539
Series 2019-K736 Class B, 144A 3.760%, 07/25/26@,•	1,500	1,463,032
Series 2015-K48 Class B, 144A 3.646%, 08/25/48@,•	2,500	2,479,138
Series 2016-K52 Class B, 144A 3.935%, 01/25/49@,•	5,065	5,004,270
Series 2016-K53 Class C, 144A 4.024%, 03/25/49@,•	3,525	3,471,831
Series 2017-K63 Class B, 144A 3.879%, 02/25/50@,•	1,500	1,461,134
Series 2018-K85 Class C, 144A 4.320%, 12/25/50@,•	3,500	3,318,962
Series 2018-K83 Class B, 144A 4.277%, 11/25/51@,•	2,000	1,917,601
Series 2019-K102 Class B, 144A 3.529%, 12/25/51@,•	5,320	4,865,066
Series 2019-K95 Class B, 144A 3.923%, 08/25/52@,•	2,500	2,339,284
	Par (000)	Value†

Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3, 3.055%, 06/15/52	$2,829	$2,563,759
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $44,736,100)		42,122,336

CORPORATE BONDS — 24.9%
Aerospace & Defense — 0.4%
The Boeing Co. 3.500%, 03/01/39	2,000	1,484,977
Apparel — 0.5%
VF Corp. 2.800%, 04/23/27	2,000	1,873,136
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC 5.303%, 09/06/29	2,000	1,959,596
Banks — 4.1%
Allfirst Preferred Capital Trust (3 M SOFR + 1.762%) 6.418%, 07/15/29•	3,500	3,413,269
JPMorgan Chase & Co., Series B (3 M SOFR + 0.762%) 5.333%, 02/01/27•	3,200	3,160,483
State Street Corp. (3 M SOFR + 0.822%) 5.345%, 05/15/28•	3,830	3,725,847
The PNC Financial Services Group, Inc. (SOFRRATE + 1.841%) 5.582%, 06/12/29•	2,500	2,543,419
US Bancorp (UST Yield Curve CMT 5 Yr + 0.950%) 2.491%, 11/03/36•	2,500	2,025,075
		14,868,093
Beverages — 0.5%
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	2,000	1,692,900
Biotechnology — 0.8%
Amgen, Inc. 5.600%, 03/02/43	3,000	2,927,217
Chemicals — 0.5%
The Sherwin-Williams Co. 4.800%, 09/01/31	2,000	1,972,129
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28	3,000	2,777,204

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — 2.7%
CMS Energy Corp. (UST Yield Curve CMT 5 Yr + 2.900%) 3.750%, 12/01/50•	$2,000	$1,741,686
Dominion Energy, Inc., Series A (UST Yield Curve CMT 5 Yr + 2.386%) 6.875%, 02/01/55•	3,000	3,108,995
Duke Energy Carolinas LLC 2.850%, 03/15/32	2,298	1,988,522
Northern States Power Co. 3.600%, 09/15/47	4,000	2,958,757
		9,797,960
Food — 2.1%
Kraft Heinz Foods Co. 4.625%, 10/01/39	2,440	2,183,579
The Hershey Co. 1.700%, 06/01/30	3,000	2,553,681
The J.M. Smucker Co. 4.250%, 03/15/35	3,000	2,719,066
		7,456,326
Gas — 0.7%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,451,757
Healthcare Products — 0.5%
Revvity, Inc. 2.250%, 09/15/31	2,000	1,645,463
Healthcare Services — 1.0%
Centene Corp. 4.625%, 12/15/29	2,000	1,891,463
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,729,285
		3,620,748
Household Products & Wares — 1.2%
Church & Dwight Co., Inc. 2.300%, 12/15/31	3,000	2,511,411
Kimberly-Clark Corp. 3.100%, 03/26/30	2,000	1,848,894
		4,360,305
Insurance — 1.3%
Arthur J Gallagher & Co. 5.000%, 02/15/32	2,000	1,972,457
New York Life Global Funding, 144A 4.550%, 01/28/33@	3,000	2,867,941
		4,840,398
Investment Companies — 0.5%
Ares Capital Corp. 2.875%, 06/15/28	2,000	1,843,284
Media — 0.2%
Paramount Global 4.200%, 05/19/32	1,000	881,715
	Par (000)	Value†

Pharmaceuticals — 1.9%
Becton Dickinson & Co. 3.700%, 06/06/27	$1,956	$1,909,590
Bristol-Myers Squibb Co. 3.400%, 07/26/29	3,253	3,071,009
Merck & Co., Inc. 3.900%, 03/07/39	2,200	1,864,138
		6,844,737
Pipelines — 0.6%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	2,185	2,186,387
Real Estate Investment Trusts — 0.4%
SBA Tower Trust, 144A 1.884%, 07/15/50@	1,500	1,453,400
Retail — 0.4%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,348,389
Semiconductors — 0.5%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150%, 05/01/27	2,000	1,922,979
Software — 0.4%
Roper Technologies, Inc. 1.400%, 09/15/27	1,500	1,373,764
Telecommunications — 1.9%
Crown Castle Towers LLC, 144A 3.663%, 05/15/45@	4,000	3,979,287
T-Mobile USA, Inc. 2.625%, 04/15/26	3,000	2,923,547
		6,902,834
Transportation — 0.5%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	1,928	1,832,544
TOTAL CORPORATE BONDS (Cost $95,542,427)		90,318,242

MUNICIPAL BONDS — 0.7%
University of Virginia 5.000%, 09/01/40 (Cost $2,760,036)	2,800	2,582,515

RESIDENTIAL MORTGAGE BACKED SECURITIES — 41.0%
Collateralized Mortgage Obligations — 25.2%
Agate Bay Mortgage Trust, Series 2015-6 Class B1, 144A 3.568%, 09/25/45@,•	2,321	2,212,974

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Collateralized Mortgage Obligations — (continued)
CIM Trust,
Series 2019-INV2 Class B1A, 144A 4.746%, 05/25/49@,•	$4,551	$4,228,264
Series 2020-INV1 Class A13, 144A 3.000%, 04/25/50@,•	1,277	1,080,208
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	3,490	3,055,365
Fannie Mae Pool 2.000%, 08/01/42	4,780	3,961,280
Freddie Mac Pool 5.500%, 08/01/53	3,106	3,069,091
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU, 2.500%, 11/25/60	3,100	2,051,214
Ginnie Mae,
Series 2018-37 Class BY, 3.500%, 03/20/48	5,125	4,496,559
3.500%, 11/20/52	3,059	2,696,978
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	4,458	3,645,178
GS Mortgage-Backed Securities Trust, Series 2020-PJ1 Class B1, 144A 3.612%, 05/25/50@,•	5,005	4,315,904
JP Morgan Mortgage Trust,
Series 2020-INV1 Class B1A, 144A 2.928%, 08/25/50@,•	4,544	3,674,960
Series 2020-INV1 Class A3, 144A 3.500%, 08/25/50@,•	3,044	2,676,712
Series 2020-4 Class A15, 144A 3.000%, 11/25/50@,•	4,485	3,801,498
Series 2020-8 Class A3, 144A 3.000%, 03/25/51@,•	2,769	2,340,525
Series 2021-1 Class A3, 144A 2.500%, 06/25/51@,•	4,625	3,703,157
Series 2021-1 Class A15, 144A 2.500%, 06/25/51@,•	3,458	2,740,272
Series 2021-7 Class A15, 144A 2.500%, 11/25/51@,•	4,563	3,615,898
Series 2022-1 Class A3, 144A 2.500%, 07/25/52@,•	4,127	3,296,511
JP Morgan Seasoned Mortgage Trust Series, Series 2024-1 Class A3, 144A 4.503%, 10/25/54@,•	3,500	3,265,604
MFA Trust, Series 2020-NQM1 Class B1, 144A 4.978%, 08/25/49@,•	2,500	2,351,771
Sequoia Mortgage Trust,
Series 2013-3 Class A2, 2.500%, 03/25/43•	7,165	6,062,250
Series 2017-5 Class A1, 144A 3.500%, 08/25/47@,•	1,655	1,458,422
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
Series 2020-4 Class A20, 144A 2.500%, 11/25/50@,•	$2,607	$2,076,256
Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,714	2,321,042
Towd Point Mortgage Trust, Series 2021-1 Class A2, 144A 2.750%, 11/25/61@,•	2,500	2,045,161
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	3,000	2,893,291
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	4,128	3,475,066
Series 2022-2 Class A2, 144A 2.500%, 12/25/51@,•	4,022	3,209,377
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.778%, 01/20/46@,•	1,648	1,535,223
		91,356,011
Fannie Mae Pool — 6.5%
3.500%, 10/01/45	4,216	3,782,653
1.500%, 06/01/51	3,440	2,543,972
2.000%, 11/01/51	4,151	3,245,223
2.000%, 12/01/51	2,513	1,962,470
3.000%, 03/01/52	9,482	8,060,275
6.000%, 07/01/53	4,162	4,186,249
		23,780,842
Fannie Mae REMICS — 1.0%
Series 2019-48 Class MA 3.000%, 09/25/49	4,389	3,753,808
Freddie Mac Pool — 5.0%
2.500%, 04/01/52	9,787	7,996,485
4.000%, 09/01/52	6,477	5,931,123
4.000%, 01/01/53	4,532	4,145,933
		18,073,541
Freddie Mac REMICS — 2.7%
Series 5105 Class JM, 2.000%, 12/25/46	3,949	2,809,104
Series 5229 Class AL, 4.000%, 06/25/49	8,018	6,982,107
		9,791,211
Ginnie Mae — 0.6%
Series 2015-76 Class QB 3.000%, 05/20/45	2,731	2,338,329
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $161,118,374)		149,093,742

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Quality Bond Fund
	Par (000)	Value†

U.S. TREASURY OBLIGATIONS — 14.7%
U.S. Treasury Bonds
3.250%, 05/15/42	$1,700	$1,384,305
2.500%, 02/15/45	6,700	4,654,145
3.000%, 02/15/48	2,050	1,505,869
4.125%, 08/15/53	2,150	1,918,119
U.S. Treasury Inflation Indexed Bonds 2.125%, 02/15/54	1,028	952,523
U.S. Treasury Inflation Indexed Notes 1.750%, 01/15/34	3,081	2,954,097
U.S. Treasury Notes
4.125%, 11/30/29	37,400	36,970,484
4.125%, 11/30/31	3,000	2,935,781
TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,929,719)		53,275,323
	Number of Shares
SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $5,577,353)	5,577,353	5,577,353
TOTAL INVESTMENTS — 99.2% (Cost $380,979,522)		$360,341,265
Other Assets & Liabilities — 0.8%		2,774,469
TOTAL NET ASSETS — 100.0%		$363,115,734

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $126,485,980, which represents 34.8% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Asset Backed Securities	$17,371,754	$—	$17,371,754	$—
Commercial Mortgage Backed Securities	42,122,336	—	42,122,336	—
Corporate Bonds	90,318,242	—	90,318,242	—
Municipal Bonds	2,582,515	—	2,582,515	—
Residential Mortgage Backed Securities	149,093,742	—	149,093,742	—
U.S. Treasury Obligations	53,275,323	—	53,275,323	—
Short-Term Investments	5,577,353	5,577,353	—	—
Total Investments	$360,341,265	$5,577,353	$354,763,912	$—
LIABILITIES TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(1)
Futures Contracts	$(310,341)	$(310,341)	$—	$—
Total Liabilities—Other Financial Instruments	$(310,341)	$(310,341)	$—	$—
(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Quality Bond Fund
Futures contracts held by the Fund at December 31, 2024 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 5 Year Note	03/31/25	374	1,000	$106	$39,757,954	$—	$(310,341)
							$—	$(310,341)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
High Yield Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.5%
Frontier Issuer LLC, Series 2023-1 Class A2, 144A 6.600%, 08/20/53@ (Cost $577,868)	$600	$610,643
	Number of Shares
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	0

PREFERRED STOCKS — 0.0%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),* (Cost $0)	725	0
	Par (000)
CORPORATE BONDS — 91.9%
Advertising — 0.8%
Stagwell Global LLC, 144A 5.625%, 08/15/29@	$1,050	999,791
Airlines — 1.5%
American Airlines Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	1,230	1,137,085
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.500%, 04/20/26@	525	523,850
United Airlines Pass Through Trust, Series 2020-1 Class B 4.875%, 07/15/27	280	279,544
		1,940,479
Banks — 0.5%
Freedom Mortgage Corp., 144A 12.250%, 10/01/30@	550	608,257
Biotechnology — 0.6%
Emergent BioSolutions, Inc., 144A 3.875%, 08/15/28@	1,000	817,898
Building Materials — 2.1%
Builders FirstSource, Inc., 144A 4.250%, 02/01/32@	1,050	927,268
Knife River Corp., 144A 7.750%, 05/01/31@	650	677,117
Summit Materials LLC/Summit Materials Finance Corp., 144A 6.500%, 03/15/27@	1,100	1,098,893
		2,703,278
	Par (000)	Value†

Chemicals — 3.9%
Methanex US Operations, Inc., 144A 6.250%, 03/15/32@	$1,000	$989,351
NOVA Chemicals Corp.
144A, 8.500%, 11/15/28@	1,775	1,880,087
144A, 7.000%, 12/01/31@	1,000	995,223
WR Grace Holdings LLC, 144A 7.375%, 03/01/31@	1,000	1,023,156
		4,887,817
Commercial Services — 7.8%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A 6.125%, 10/15/26@	1,030	1,030,210
Herc Holdings, Inc.
144A, 5.500%, 07/15/27@	1,015	1,002,091
144A, 6.625%, 06/15/29@	1,000	1,012,669
Mavis Tire Express Services Topco Corp., 144A 6.500%, 05/15/29@	1,050	1,001,775
Neptune Bidco US, Inc., 144A 9.290%, 04/15/29@	1,000	930,124
Service Corp. International
7.500%, 04/01/27	1,750	1,796,286
4.000%, 05/15/31	700	623,774
WASH Multifamily Acquisition, Inc., 144A 5.750%, 04/15/26@	1,150	1,141,084
Williams Scotsman, Inc., 144A 4.625%, 08/15/28@	1,350	1,288,993
		9,827,006
Computers — 1.6%
Diebold Nixdorf, Inc., 144A 7.750%, 03/31/30@	1,000	1,026,552
Fortress Intermediate 3, Inc., 144A 7.500%, 06/01/31@	1,000	1,019,671
		2,046,223
Cosmetics & Personal Care — 0.3%
Coty, Inc., 144A 5.000%, 04/15/26@	414	413,139
Distribution & Wholesale — 0.6%
Ritchie Bros Holdings, Inc., 144A 7.750%, 03/15/31@	670	700,533
Diversified Financial Services — 0.8%
Jefferson Capital Holdings LLC, 144A 9.500%, 02/15/29@	1,000	1,059,261
Electric — 6.4%
Calpine Corp., 144A 5.250%, 06/01/26@	234	233,708
Lightning Power LLC, 144A 7.250%, 08/15/32@	1,000	1,028,147
NRG Energy, Inc., 144A 6.250%, 11/01/34@	1,500	1,471,268

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
PG&E Corp. (UST Yield Curve CMT 5 Yr + 3.883%) 7.375%, 03/15/55•	$1,000	$1,026,232
Talen Energy Supply LLC, 144A 8.625%, 06/01/30@	1,300	1,385,411
Vistra Corp. (UST Yield Curve CMT 5 Yr + 6.930%), 144A 8.000%@,µ,•	1,500	1,530,844
Vistra Operations Co., LLC, 144A 5.000%, 07/31/27@	1,400	1,373,671
		8,049,281
Electrical Components & Equipment — 0.6%
WESCO Distribution, Inc., 144A 7.250%, 06/15/28@	700	711,770
Engineering & Construction — 1.2%
Arcosa, Inc., 144A 6.875%, 08/15/32@	1,500	1,524,142
Entertainment — 3.8%
Caesars Entertainment, Inc., 144A 8.125%, 07/01/27@	229	231,289
Churchill Downs, Inc.
144A, 5.500%, 04/01/27@	750	741,577
144A, 5.750%, 04/01/30@	700	687,017
Everi Holdings, Inc., 144A 5.000%, 07/15/29@	700	699,899
Great Canadian Gaming Corp., 144A 8.750%, 11/15/29@	1,000	1,023,539
Light & Wonder International, Inc., 144A 7.000%, 05/15/28@	1,400	1,402,764
		4,786,085
Environmental Control — 0.8%
Clean Harbors, Inc., 144A 4.875%, 07/15/27@	1,000	979,659
Food — 0.8%
Viking Baked Goods Acquisition Corp., 144A 8.625%, 11/01/31@	1,000	982,356
Healthcare Products — 2.4%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	1,100	1,049,954
Bausch + Lomb Corp., 144A 8.375%, 10/01/28@	922	954,270
Medline Borrower LP, 144A 3.875%, 04/01/29@	1,050	972,287
		2,976,511
Healthcare Services — 6.2%
Acadia Healthcare Co., Inc., 144A 5.500%, 07/01/28@	1,400	1,337,009
	Par (000)	Value†

Healthcare Services — (continued)
Charles River Laboratories International, Inc., 144A 4.250%, 05/01/28@	$1,050	$996,182
CHS/Community Health Systems, Inc., 144A 5.625%, 03/15/27@	1,080	1,036,495
Encompass Health Corp. 4.750%, 02/01/30	1,150	1,090,224
IQVIA, Inc., 144A 5.000%, 10/15/26@	1,000	986,530
Prime Healthcare Services, Inc., 144A 9.375%, 09/01/29@	1,000	972,710
Tenet Healthcare Corp. 5.125%, 11/01/27	1,400	1,371,025
		7,790,175
Home Builders — 0.9%
K Hovnanian Enterprises, Inc., 144A 11.750%, 09/30/29@	1,000	1,089,990
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 144A 7.500%, 11/06/30@	1,000	1,029,659
Internet — 1.1%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	1,400	1,375,184
Iron & Steel — 0.8%
Cleveland-Cliffs, Inc., 144A 7.375%, 05/01/33@	1,000	982,202
Leisure Time — 2.7%
Carnival Holdings Bermuda Ltd., 144A 10.375%, 05/01/28@	1,005	1,070,714
MajorDrive Holdings IV LLC, 144A 6.375%, 06/01/29@	1,000	871,675
Royal Caribbean Cruises Ltd.
144A, 4.250%, 07/01/26@	1,005	986,472
144A, 5.625%, 09/30/31@	500	491,829
		3,420,690
Lodging — 1.2%
Hilton Domestic Operating Co., Inc., 144A 4.000%, 05/01/31@	700	629,539
Station Casinos LLC, 144A 4.625%, 12/01/31@	1,050	940,581
		1,570,120
Machinery — Construction & Mining — 0.5%
Terex Corp., 144A 5.000%, 05/15/29@	600	571,362

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	$675	$663,269
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 144A 5.875%, 08/15/27@	2,000	1,948,597
Paramount Global 4.200%, 05/19/32	1,000	881,714
Sirius XM Radio LLC, 144A 5.500%, 07/01/29@	1,050	1,006,755
		4,500,335
Mining — 2.4%
Alcoa Nederland Holding BV, 144A 7.125%, 03/15/31@	1,000	1,033,383
First Quantum Minerals Ltd., 144A 6.875%, 10/15/27@	1,000	995,272
FMG Resources August 2006 Pty Ltd., 144A 5.875%, 04/15/30@	1,050	1,031,926
		3,060,581
Oil & Gas — 16.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 6.625%, 10/15/32@	1,000	993,989
California Resources Corp., 144A 8.250%, 06/15/29@	1,000	1,014,048
Crescent Energy Finance LLC, 144A 7.375%, 01/15/33@	1,000	971,139
Encino Acquisition Partners Holdings LLC
144A, 8.500%, 05/01/28@	2,100	2,142,701
144A, 8.750%, 05/01/31@	1,000	1,054,997
Expand Energy Corp., 144A 5.875%, 02/01/29@	1,850	1,828,632
Gulfport Energy Operating Corp., 144A 6.750%, 09/01/29@	1,000	1,006,971
HF Sinclair Corp. 6.375%, 04/15/27	1,000	1,014,602
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 144A 6.875%, 12/01/32@	2,000	1,979,939
Occidental Petroleum Corp. 8.500%, 07/15/27	1,491	1,593,163
Parkland Corp., 144A 5.875%, 07/15/27@	1,150	1,139,042
Permian Resources Operating LLC
144A, 5.375%, 01/15/26@	1,000	991,233
144A, 8.000%, 04/15/27@	700	714,793
144A, 6.250%, 02/01/33@	1,000	987,060
Sunoco LP, 144A 7.250%, 05/01/32@	1,000	1,032,980
Transocean Titan Financing Ltd., 144A 8.375%, 02/01/28@	1,470	1,499,954
	Par (000)	Value†

Oil & Gas — (continued)
Transocean, Inc., 144A 8.500%, 05/15/31@	$1,000	$980,333
		20,945,576
Packaging and Containers — 3.0%
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	1,500	1,478,159
Sealed Air Corp., 144A 5.000%, 04/15/29@	700	673,705
TriMas Corp., 144A 4.125%, 04/15/29@	700	642,423
Trivium Packaging Finance BV, 144A 8.500%, 08/15/27@	1,000	998,464
		3,792,751
Pharmaceuticals — 2.6%
Elanco Animal Health, Inc. 6.650%, 08/28/28	1,050	1,064,292
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,320,007
Organon & Co./Organon Foreign Debt Co-Issuer BV, 144A 5.125%, 04/30/31@	1,050	943,750
		3,328,049
Pipelines — 4.6%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	1,475	1,475,937
Martin Midstream Partners LP/Martin Midstream Finance Corp., 144A 11.500%, 02/15/28@	1,000	1,086,319
Rockies Express Pipeline LLC, 144A 3.600%, 05/15/25@	500	494,898
Summit Midstream Holdings LLC, 144A 8.625%, 10/31/29@	1,000	1,037,140
Venture Global LNG, Inc., 144A 8.375%, 06/01/31@	1,650	1,720,829
		5,815,123
Real Estate Investment Trusts — 1.1%
VICI Properties LP/VICI Note Co., Inc., 144A 5.750%, 02/01/27@	1,350	1,361,609
Retail — 3.3%
eG Global Finance PLC, 144A 12.000%, 11/30/28@	1,500	1,677,443
The Gap, Inc., 144A 3.875%, 10/01/31@	1,500	1,297,071
Victra Holdings LLC/Victra Finance Corp., 144A 8.750%, 09/15/29@	1,100	1,150,107
		4,124,621

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Software — 0.6%
Open Text Corp., 144A 6.900%, 12/01/27@	$675	$697,457
Telecommunications — 3.4%
Level 3 Financing, Inc., 144A 10.750%, 12/15/30@	1,500	1,674,041
Windstream Services LLC/Windstream Escrow Finance Corp., 144A 8.250%, 10/01/31@	2,500	2,582,057
		4,256,098
TOTAL CORPORATE BONDS (Cost $115,115,255)		115,725,068

LOAN AGREEMENTS‡ — 6.4%
Commercial Services — 1.4%
Albion Financing 3 SARL 0.000%, 08/16/29×	997	1,005,809
VT Topco Inc (3 M SOFR + 3.000%) 7.329%, 08/09/30•	743	746,503
		1,752,312
Leisure Time — 1.8%
MajorDrive Holdings IV LLC 8.310%, 06/01/28×	2,296	2,233,052
Lodging — 1.2%
Fertitta Entertainment LLC (1 M SOFR + 3.500%) 7.857%, 01/27/29•	1,496	1,500,463
Packaging and Containers — 0.8%
Mauser Packaging Solutions Holding Company (3 M SOFR + 3.000%) 7.589%, 04/15/27•	995	1,000,989
Retail — 1.2%
EG America LLC 0.000%, 02/07/28×	1,496	1,507,741
TOTAL LOAN AGREEMENTS (Cost $7,897,381)		7,994,557
	Number of Shares
SHORT-TERM INVESTMENTS — 3.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $4,915,041)	4,915,041	4,915,041
TOTAL INVESTMENTS — 102.7% (Cost $128,529,770)		$129,245,309
Other Assets & Liabilities — (2.7)%		(3,373,618)
TOTAL NET ASSETS — 100.0%		$125,871,691

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $102,981,833, which represents 81.8% of the Fund’s net assets.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
*	Non-income producing security.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at December 31, 2024. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after December 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
CMT— Constant Maturity Treasury.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
High Yield Bond Fund
Country Weightings as of 12/31/2024††
United States	86%
Canada	6
Luxembourg	2
Netherlands	1
United Kingdom	1
Cayman Islands	1
Ireland	1
Other	2
Total	100%
††	% of total investments as of December 31, 2024.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Asset Backed Securities	$610,643	$—	$610,643	$—
Common Stocks	—	—	—	—(1)
Preferred Stocks	—	—	—	—(1)
Corporate Bonds	115,725,068	—	115,725,068	—
Loan Agreements	7,994,557	—	7,994,557	—
Short-Term Investments	4,915,041	4,915,041	—	—
Total Investments	$129,245,309	$4,915,041	$124,330,268	$—
(1)	Includes internally fair valued securities currently priced at zero ($0).
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
Domino's Pizza Master Issuer LLC,
Series 2017-1A A23, 144A 4.118%, 07/25/47@	$2,751	$2,678,023
Series 2019-1A A2, 144A 3.668%, 10/25/49@	2,127	1,969,541
TOTAL ASSET BACKED SECURITIES (Cost $4,857,038)		4,647,564
	Number of Shares
COMMON STOCKS — 60.7%
Aerospace & Defense — 1.2%
RTX Corp.	550,310	63,681,873
Auto Parts & Equipment — 1.4%
Aurora Innovation, Inc.*	11,182,565	70,450,160
Biotechnology — 0.3%
Alnylam Pharmaceuticals, Inc.*	52,700	12,400,837
Biogen, Inc.*	16,176	2,473,634
		14,874,471
Building Materials — 0.3%
Martin Marietta Materials, Inc.	21,450	11,078,925
Vulcan Materials Co.	18,557	4,773,417
		15,852,342
Commercial Services — 0.7%
Service Corp. International	469,199	37,451,464
Computers — 2.0%
Apple, Inc.	399,630	100,075,345
Diversified Financial Services — 2.4%
Mastercard, Inc., Class A††	119,653	63,005,680
Visa, Inc., Class A††	187,056	59,117,178
		122,122,858
Electric — 3.5%
Alliant Energy Corp.	212,374	12,559,798
Ameren Corp.	889,226	79,265,606
CenterPoint Energy, Inc.	2,438,527	77,374,462
DTE Energy Co.	77,874	9,403,285
		178,603,151
Electronics — 2.5%
Fortive Corp.††	1,724,946	129,370,950
Environmental Control — 1.4%
Veralto Corp.††	341,297	34,761,099
Waste Connections, Inc.	228,432	39,194,363
		73,955,462
Gas — 0.8%
NiSource, Inc.	1,101,533	40,492,353
Healthcare Products — 7.0%
Abbott Laboratories	438,208	49,565,707
	Number of Shares	Value†

Healthcare Products — (continued)
Danaher Corp.	414,611	$95,173,955
GE HealthCare Technologies, Inc.	162,800	12,727,704
Revvity, Inc.	1,062,531	118,589,085
Thermo Fisher Scientific, Inc.††	163,099	84,848,993
		360,905,444
Healthcare Services — 3.6%
Humana, Inc.	88,260	22,392,445
The Cigna Group.	139,300	38,466,302
UnitedHealth Group, Inc.	249,682	126,304,136
		187,162,883
Insurance — 0.9%
Willis Towers Watson PLC	140,510	44,013,352
Internet — 6.7%
Alphabet, Inc., Class A††	585,165	110,771,735
Amazon.com, Inc.*,††	799,557	175,414,810
Meta Platforms, Inc., Class A††	104,504	61,188,137
		347,374,682
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.††	104,225	25,760,251
Machinery — Diversified — 0.4%
Ingersoll Rand, Inc.	206,243	18,656,742
Miscellaneous Manufacturing — 0.4%
Teledyne Technologies, Inc.*	48,788	22,643,974
Oil & Gas — 1.4%
Canadian Natural Resources Ltd.	1,762,754	54,416,216
Expand Energy Corp.	181,285	18,046,922
		72,463,138
Pharmaceuticals — 5.1%
Becton Dickinson & Co.††	642,853	145,844,060
Eli Lilly & Co.	39,700	30,648,400
McKesson Corp.	152,198	86,739,162
		263,231,622
Retail — 0.8%
Starbucks Corp.††	72,115	6,580,494
Yum! Brands, Inc.††	247,700	33,231,432
		39,811,926
Semiconductors — 4.6%
Advanced Micro Devices, Inc.*	231,691	27,985,956
Broadcom, Inc.	113,200	26,244,288
Marvell Technology, Inc.	155,199	17,141,730
NVIDIA Corp.	1,075,417	144,417,749
NXP Semiconductors N.V.	112,964	23,479,567
		239,269,290
Software — 12.8%
Autodesk, Inc.*	119,565	35,339,827
Intuit, Inc.	95,499	60,021,121
Microsoft Corp.††	642,920	270,990,780
PTC, Inc.*	568,172	104,469,786

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Roper Technologies, Inc.††	252,072	$131,039,629
Salesforce, Inc.††	73,303	24,507,392
Workday, Inc., Class A*,††	134,800	34,782,444
		661,150,979
TOTAL COMMON STOCKS (Cost $2,656,602,385)		3,129,374,712

PREFERRED STOCKS — 0.7%
Aerospace & Defense — 0.3%
The Boeing Co., CONV	227,545	13,855,215
Auto Manufacturers — 0.4%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	19,719,110
Electric — 0.0%
CMS Energy Corp., 2078	135,730	3,112,289
CMS Energy Corp., 2079	167	3,863
		3,116,152
TOTAL PREFERRED STOCKS (Cost $36,144,932)		36,690,477
	Par (000)
CORPORATE BONDS — 11.0%
Advertising — 0.1%
Lamar Media Corp.
3.750%, 02/15/28	$2,796	2,622,049
4.875%, 01/15/29	528	507,245
3.625%, 01/15/31	435	382,846
		3,512,140
Aerospace & Defense — 0.8%
Howmet Aerospace, Inc.
5.900%, 02/01/27	3,174	3,240,508
3.000%, 01/15/29	3,368	3,125,710
TransDigm, Inc.
5.500%, 11/15/27	6,955	6,834,222
4.625%, 01/15/29	1,651	1,545,530
144A, 6.375%, 03/01/29@	9,870	9,891,928
144A, 7.125%, 12/01/31@	6,846	7,010,051
144A, 6.625%, 03/01/32@	11,451	11,554,353
		43,202,302
Airlines — 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	6,561	6,472,452
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	5,113	5,144,894
		11,617,346
	Par (000)	Value†

Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios US Finance Co.
144A, 6.250%, 05/15/26@	$2,304	$2,303,391
144A, 8.500%, 05/15/27@	7,465	7,475,115
		9,778,506
Biotechnology — 0.1%
Biogen, Inc.
5.200%, 09/15/45	2,189	1,985,029
3.150%, 05/01/50	8,113	5,119,131
3.250%, 02/15/51	374	241,546
		7,345,706
Building Materials — 0.0%
Martin Marietta Materials, Inc. 2.400%, 07/15/31	562	478,082
Commercial Services — 0.2%
Korn Ferry, 144A 4.625%, 12/15/27@	3,386	3,253,807
Service Corp. International
4.625%, 12/15/27	479	466,038
3.375%, 08/15/30	2,557	2,237,379
5.750%, 10/15/32	2,818	2,733,412
		8,690,636
Computers — 0.3%
Booz Allen Hamilton, Inc.
144A, 3.875%, 09/01/28@	3,353	3,179,044
144A, 4.000%, 07/01/29@	2,064	1,941,324
5.950%, 08/04/33	2,469	2,523,951
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	572	520,605
Gartner, Inc.
144A, 4.500%, 07/01/28@	2,914	2,841,084
144A, 3.625%, 06/15/29@	3,907	3,629,229
144A, 3.750%, 10/01/30@	1,775	1,621,536
		16,256,773
Electronics — 0.1%
Sensata Technologies BV
144A, 4.000%, 04/15/29@	841	771,742
144A, 5.875%, 09/01/30@	1,968	1,918,109
Sensata Technologies, Inc.
144A, 4.375%, 02/15/30@	1,225	1,122,145
144A, 3.750%, 02/15/31@	2,639	2,306,954
		6,118,950
Entertainment — 0.7%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.375%, 04/15/27	8,262	8,173,798
6.500%, 10/01/28	5,484	5,496,361
5.250%, 07/15/29	5,338	5,130,809
Six Flags Entertainment Corp., 144A 5.500%, 04/15/27@	10,244	10,179,367

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Entertainment — (continued)
Six Flags Theme Parks, Inc., 144A 7.000%, 07/01/25@	$1,844	$1,842,275
Vail Resorts, Inc., 144A 6.500%, 05/15/32@	2,863	2,895,118
		33,717,728
Environmental Control — 0.2%
GFL Environmental, Inc.
144A, 4.000%, 08/01/28@	1,895	1,794,396
144A, 4.750%, 06/15/29@	2,697	2,590,056
144A, 4.375%, 08/15/29@	2,045	1,933,094
144A, 6.750%, 01/15/31@	1,479	1,518,667
		7,836,213
Healthcare Products — 0.6%
Avantor Funding, Inc.
144A, 4.625%, 07/15/28@	14,444	13,786,856
144A, 3.875%, 11/01/29@	3,940	3,601,962
GE HealthCare Technologies, Inc. 5.650%, 11/15/27	1,333	1,365,383
Hologic, Inc., 144A 3.250%, 02/15/29@	2,294	2,074,557
Medline Borrower LP/Medline Co.-Issuer, Inc., 144A 6.250%, 04/01/29@	3,732	3,771,350
Revvity, Inc. 3.300%, 09/15/29	793	731,566
Teleflex, Inc.
4.625%, 11/15/27	4,309	4,175,661
144A, 4.250%, 06/01/28@	560	531,505
		30,038,840
Healthcare Services — 0.6%
Charles River Laboratories International, Inc.
144A, 4.250%, 05/01/28@	4,251	4,033,113
144A, 3.750%, 03/15/29@	4,828	4,429,850
144A, 4.000%, 03/15/31@	3,921	3,493,015
IQVIA, Inc.
144A, 5.000%, 05/15/27@	4,372	4,289,749
5.700%, 05/15/28	6,802	6,883,624
144A, 6.500%, 05/15/30@	2,589	2,634,492
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	3,021	3,081,704
		28,845,547
Insurance — 2.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
144A, 6.750%, 10/15/27@	5,165	5,122,285
144A, 6.750%, 04/15/28@	10,550	10,573,653
144A, 5.875%, 11/01/29@	1,869	1,795,602
144A, 7.000%, 01/15/31@	6,969	6,996,220
AmWINS Group, Inc., 144A 6.375%, 02/15/29@	3,129	3,148,188
AssuredPartners, Inc., 144A 7.500%, 02/15/32@	1,463	1,574,567
	Par (000)	Value†

Insurance — (continued)
BroadStreet Partners, Inc., 144A 5.875%, 04/15/29@	$5,804	$5,615,264
HUB International Ltd.
144A, 5.625%, 12/01/29@	3,503	3,397,705
144A, 7.250%, 06/15/30@	45,014	46,128,107
144A, 7.375%, 01/31/32@	29,454	29,915,039
Panther Escrow Issuer LLC, 144A 7.125%, 06/01/31@	788	795,876
Ryan Specialty LLC
144A, 4.375%, 02/01/30@	1,256	1,179,133
144A, 5.875%, 08/01/32@	2,757	2,728,893
USI, Inc., 144A 7.500%, 01/15/32@	11,814	12,217,999
		131,188,531
Leisure Time — 0.1%
Life Time, Inc.
144A, 5.750%, 01/15/26@	5,724	5,718,073
144A, 6.000%, 11/15/31@	1,104	1,092,967
		6,811,040
Lodging — 0.8%
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 05/01/25@	3,137	3,121,508
144A, 5.750%, 05/01/28@	7,169	7,167,370
144A, 5.875%, 04/01/29@	3,464	3,457,955
144A, 3.750%, 05/01/29@	6,875	6,334,592
4.875%, 01/15/30	5,605	5,376,362
144A, 4.000%, 05/01/31@	4,922	4,426,559
144A, 3.625%, 02/15/32@	8,534	7,412,480
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	2,940	2,899,723
Marriott International, Inc. 3.125%, 06/15/26	372	363,655
		40,560,204
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.500%, 05/01/26@	1,740	1,735,045
144A, 5.125%, 05/01/27@	26,233	25,777,074
144A, 5.000%, 02/01/28@	19,610	18,901,956
		46,414,075
Packaging and Containers — 0.1%
Ball Corp. 6.000%, 06/15/29	5,380	5,418,997
Pharmaceuticals — 0.1%
Becton Dickinson & Co. 3.700%, 06/06/27	1,836	1,792,437
PRA Health Sciences, Inc., 144A 2.875%, 07/15/26@	1,554	1,496,263
		3,288,700

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Real Estate Investment Trusts — 0.8%
American Tower Corp.
1.500%, 01/31/28	$524	$472,872
3.800%, 08/15/29	2,499	2,367,511
2.900%, 01/15/30	1,740	1,567,416
2.100%, 06/15/30	1,699	1,455,808
1.875%, 10/15/30	2,178	1,824,841
Crown Castle, Inc.
4.300%, 02/15/29	660	638,638
5.600%, 06/01/29	506	515,637
4.900%, 09/01/29	2,512	2,485,042
5.200%, 09/01/34	4,186	4,080,542
SBA Communications Corp.
3.875%, 02/15/27	9,255	8,872,538
3.125%, 02/01/29	9,296	8,390,898
SBA Tower Trust, 144A 6.599%, 11/15/52@	256	262,534
VICI Properties LP
5.125%, 05/15/32	1,124	1,094,414
5.750%, 04/01/34	3,189	3,217,583
VICI Properties LP/VICI Note Co., Inc.
144A, 5.750%, 02/01/27@	1,270	1,280,921
144A, 3.750%, 02/15/27@	1,749	1,698,030
144A, 4.625%, 12/01/29@	422	404,204
144A, 4.125%, 08/15/30@	1,332	1,237,650
		41,867,079
Retail — 0.8%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	8,757	8,599,443
Yum! Brands, Inc.
144A, 4.750%, 01/15/30@	4,113	3,933,398
3.625%, 03/15/31	4,955	4,380,499
4.625%, 01/31/32	10,124	9,354,897
5.375%, 04/01/32	7,196	6,969,070
6.875%, 11/15/37	3,145	3,419,005
5.350%, 11/01/43	6,988	6,745,670
		43,401,982
Semiconductors — 0.0%
Broadcom, Inc., 144A 4.150%, 04/15/32@	2,191	2,056,049
Software — 0.7%
Broadridge Financial Solutions, Inc. 2.600%, 05/01/31	800	685,017
Clarivate Science Holdings Corp.
144A, 3.875%, 07/01/28@	1,108	1,032,160
144A, 4.875%, 07/01/29@	795	741,108
Ellucian Holdings, Inc., 144A 6.500%, 12/01/29@	2,824	2,825,197
MSCI, Inc.
144A, 4.000%, 11/15/29@	6,229	5,874,855
144A, 3.625%, 09/01/30@	3,455	3,144,782
	Par (000)	Value†

Software — (continued)
144A, 3.875%, 02/15/31@	$5,242	$4,802,673
144A, 3.625%, 11/01/31@	5,034	4,509,290
144A, 3.250%, 08/15/33@	4,518	3,817,059
PTC, Inc., 144A 4.000%, 02/15/28@	2,704	2,560,541
UKG, Inc., 144A 6.875%, 02/01/31@	2,860	2,901,563
VMware LLC 4.700%, 05/15/30	1,316	1,288,059
Workday, Inc. 3.800%, 04/01/32	3,094	2,817,255
		36,999,559
Telecommunications — 0.0%
Motorola Solutions, Inc.
2.300%, 11/15/30	562	481,489
2.750%, 05/24/31	393	340,254
		821,743
TOTAL CORPORATE BONDS (Cost $562,691,094)		566,266,728

LOAN AGREEMENTS‡ — 9.3%
Aerospace & Defense — 0.2%
TransDigm, Inc.
(3 M SOFR + 2.750%), 7.079%, 08/24/28•	1,030	1,033,088
(3 M SOFR + 2.750%), 7.079%, 03/22/30•	8,109	8,130,747
		9,163,835
Airlines — 0.1%
Delta Air Lines, Inc. (3 M SOFR + 3.750%) 8.367%, 10/20/27•	5,632	5,725,893
Apparel — 0.3%
Varsity Brands, Inc. (3 M SOFR + 3.750%) 8.271%, 08/26/31•	14,149	14,152,537
Commercial Services — 0.0%
TransUnion Intermediate Holdings, Inc. (1 M SOFR + 1.850%) 6.207%, 11/16/26•	1,012	1,011,903
Diversified Financial Services — 0.1%
Cpi Holdco B LLC 0.000%, 05/19/31×	6,880	6,871,400
Environmental Control — 0.7%
Filtration Group Corp.
(1 M EURIBOR + 4.250%), 7.113%, 10/21/28•	6,874	7,164,932
(1 M SOFR + 3.614%), 7.971%, 10/21/28•	28,393	28,584,438
		35,749,370

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Healthcare Products — 0.1%
Avantor Funding, Inc (1 M SOFR + 2.100%) 6.457%, 11/08/27•	$73	$73,933
Medline Borrower LP
0.000%, 10/23/28×	276	276,743
(1 M SOFR + 2.250%), 6.607%, 10/23/28•	3,418	3,427,005
		3,777,681
Healthcare Services — 0.6%
ADMI Corp.
(1 M SOFR + 3.489%), 7.846%, 12/23/27•	2,383	2,328,073
(1 M SOFR + 3.864%), 8.221%, 12/23/27•	4,308	4,227,293
(1 M SOFR + 5.750%), 10.107%, 12/23/27•	573	574,692
Heartland Dental LLC (1 M SOFR + 4.500%) 8.857%, 04/28/28•	2,769	2,771,482
Loire Finco Luxembourg Sarl (1 M SOFR + 3.850%) 8.207%, 04/21/27•	2,805	2,783,710
Loire US Holdco 1, Inc. (1 M SOFR + 3.600%) 7.957%, 04/21/27•	16,596	16,481,589
		29,166,839
Insurance — 3.7%
Alliant Holdings Intermediate LLC (1 M SOFR + 2.750%) 7.106%, 09/19/31•	9,077	9,091,546
AmWINS Group, Inc. (1 M SOFR + 2.364%) 6.721%, 02/19/28•	12,308	12,339,708
AssuredPartners, Inc. (1 M SOFR + 3.500%) 7.857%, 02/14/31•	21,128	21,155,238
Broadstreet Partners Inc (1 M SOFR + 3.000%) 7.357%, 06/13/31•	21,213	21,265,342
HUB International Ltd (3 M SOFR + 3.000%) 7.367%, 06/20/30•	71,612	71,970,293
Truist Insurance Holdings LLC (3 M SOFR + 4.750%) 9.079%, 05/06/32•	3,275	3,345,185
USI Inc
(3 M SOFR + 2.250%), 6.579%, 11/22/29•	9,984	9,957,362
(3 M SOFR + 2.250%), 6.579%, 09/27/30•	14,773	14,731,882
USI, Inc. (3 M SOFR + 2.750%), 7.354%, 09/27/30	25,459	25,388,919
		189,245,475
	Par (000)	Value†

Lodging — 0.3%
Hilton Worldwide Finance LLC (1 M SOFR + 1.750%) 6.088%, 11/08/30•	$15,504	$15,571,963
Real Estate Investment Trusts — 0.2%
SBA Senior Finance II LLC (1 M SOFR + 1.750%) 6.110%, 01/25/31•	9,847	9,843,361
Retail — 0.1%
IRB Holding Corp. 0.000%, 12/15/27×	8,099	8,101,078
Semiconductors — 0.2%
Icon Parent, Inc.
(3 M SOFR + 3.000%), 7.516%, 11/13/31•	7,865	7,887,301
(3 M SOFR + 5.000%), 9.516%, 09/10/32•	4,677	4,740,599
		12,627,900
Software — 2.7%
Applied Systems Inc (3 M SOFR + 3.000%) 7.329%, 02/24/31•	42,023	42,400,540
Applied Systems, Inc. (3 M SOFR + 5.250%) 9.579%, 02/23/32•	6,134	6,302,804
AthenaHealth Group, Inc. (1 M SOFR + 3.250%) 7.607%, 02/15/29•	16,601	16,618,416
Azalea TopCo Inc (1 M SOFR + 3.250%) 7.607%, 04/30/31•	9,976	9,994,752
Ccc Intelligent Solutions Inc. (1 M SOFR + 2.364%) 6.721%, 09/21/28•	714	716,102
ELLUCIAN HOLDING Inc (1 M SOFR + 3.000%) 7.357%, 10/09/29•	8,517	8,565,973
Epicor Software Corporation (1 M SOFR + 2.750%) 7.107%, 05/30/31•	9,263	9,321,721
Informatica LLC (1 M SOFR + 2.250%) 6.607%, 10/27/28•	2,380	2,388,001
Quartz AcquireCo LLC (3 M SOFR + 2.750%) 7.079%, 06/28/30(1),•	2,667	2,683,537
Storable, Inc. (1 M SOFR + 3.500%) 7.857%, 04/17/28•	8,566	8,617,422
UKG Inc (3 M SOFR + 3.000%) 7.617%, 02/10/31•	29,446	29,632,593
		137,241,861
TOTAL LOAN AGREEMENTS (Cost $475,943,165)		478,251,096

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Flexibly Managed Fund
	Par (000)	Value†

U.S. TREASURY OBLIGATIONS — 14.6%
U.S. Treasury Notes
3.625%, 08/31/29	$214,719	$207,874,832
3.500%, 09/30/29	54,023	51,973,924
4.125%, 10/31/29	433,737	428,688,033
4.250%, 11/15/34	69,805	68,005,340
TOTAL U.S. TREASURY OBLIGATIONS (Cost $769,743,421)		756,542,129
	Number of Shares
SHORT-TERM INVESTMENTS — 4.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%)	15,897,206	15,897,206
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 4.570%)	216,537,068	216,537,068
TOTAL SHORT-TERM INVESTMENTS (Cost $232,434,274)		232,434,274
TOTAL INVESTMENTS — 100.9% (Cost $4,738,416,309)		$5,204,206,980
Other Assets & Liabilities — (0.9)%		(48,726,964)
TOTAL NET ASSETS — 100.0%		$5,155,480,016
Number of Contracts
WRITTEN OPTIONS — (0.2)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(10,349,798))	12,164	$(8,225,002)

†	See Security Valuation Note.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $415,077,678, which represents 8.1% of the Fund’s net assets.
*	Non-income producing security.
††	At December 31, 2024, all or a portion of this security is pledged as collateral for OTC derivatives.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $19,719,110 which represented 0.4% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/20	$21,086,237	$19,719,110
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at December 31, 2024. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
×	This loan will settle after December 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
CONV— Convertible Security.
EURIBOR— Euro Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
SOFR— Secured Overnight Financing Rate.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Asset Backed Securities	$4,647,564	$—	$4,647,564	$—
Common Stocks	3,129,374,712	3,129,374,712	—	—

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Flexibly Managed Fund
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Preferred Stocks
Aerospace & Defense	$13,855,215	$13,855,215	$—	$—
Auto Manufacturers	19,719,110	—	—	19,719,110
Electric	3,116,152	3,116,152	—	—
Total Preferred Stocks	36,690,477	16,971,367	—	19,719,110
Corporate Bonds	566,266,728	—	566,266,728	—
Loan Agreements	478,251,096	—	475,567,559	2,683,537
U.S. Treasury Obligations	756,542,129	—	756,542,129	—
Short-Term Investments	232,434,274	232,434,274	—	—
Total Investments	$5,204,206,980	$3,378,780,353	$1,803,023,980	$22,402,647
LIABILITIES TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Other Financial Instruments(1)
Written Options	$(8,225,002)	$(8,198,142)	$(26,860)	$—
Total Liabilities—Other Financial Instruments	$(8,225,002)	$(8,198,142)	$(26,860)	$—
(1)	Other financial instruments are derivative instruments with the exception of an unfunded loan commitment not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument and written options which are reported at their fair value at period end.
^	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Open written options contracts held by the Fund at December 31, 2024 are as follows:
Open Written Options
Over-the-counter
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Abbott Laboratories,(4)	141	$1,692,000	$120	01/17/25	$(2,115)
Abbott Laboratories,(4)	141	1,762,500	125	01/17/25	(705)
Alphabet, Inc.,(7)	70	1,225,000	175	01/17/25	(103,250)
Alphabet, Inc.,(7)	311	5,598,000	180	01/17/25	(342,722)
Alphabet, Inc.,(7)	70	1,295,000	185	01/17/25	(47,950)
Amazon.com, Inc.,(7)	506	10,120,000	200	01/17/25	(1,034,770)
Apple, Inc.,(5)	340	6,800,000	200	01/17/25	(1,730,600)
Apple, Inc.,(5)	340	7,310,000	215	01/17/25	(1,213,120)
Apple, Inc.,(5)	283	7,075,000	250	01/17/25	(130,180)
Aurora Innovation, Inc.,(7)	1,119	783,300	7	01/17/25	(24,618)
Danaher Corp.,(6)	55	1,595,000	290	01/17/25	(275)
Danaher Corp.,(6)	606	18,180,000	300	01/17/25	(6,666)
Danaher Corp.,(6)	288	9,504,000	330	01/16/26	(72,000)
DTE Energy Co.,(2)	70	910,000	130	01/17/25	(1,050)
DTE Energy Co.,(2)	237	3,199,500	135	01/17/25	(1,185)
Hilton Worldwide Holdings, Inc.,(2)	141	3,102,000	220	01/17/25	(386,340)
Hilton Worldwide Holdings, Inc.,(2)	141	3,243,000	230	01/17/25	(292,716)
Hilton Worldwide Holdings, Inc.,(2)	223	5,575,000	250	01/17/25	(84,740)
Intuit, Inc.,(1)	55	3,630,000	660	01/17/25	(21,670)

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Intuit, Inc.,(1)	28	$1,960,000	$700	01/17/25	$(1,904)
Intuit, Inc.,(1)	28	2,072,000	740	01/17/25	(420)
Mastercard, Inc.,(5)	79	3,792,000	480	01/17/25	(375,250)
Mastercard, Inc.,(5)	106	5,194,000	490	01/17/25	(386,900)
Mastercard, Inc.,(5)	78	3,900,000	500	01/17/25	(215,670)
Mastercard, Inc.,(5)	28	1,442,000	515	01/17/25	(46,060)
Mastercard, Inc.,(5)	111	5,772,000	520	01/17/25	(131,646)
McKesson Corp.,(4)	91	5,460,000	600	01/17/25	(16,835)
McKesson Corp.,(4)	91	5,642,000	620	01/17/25	(4,186)
McKesson Corp.,(6)	225	13,950,000	620	01/17/25	(10,350)
McKesson Corp.,(4)	19	1,216,000	640	01/17/25	(665)
McKesson Corp.,(4)	19	1,292,000	680	01/17/25	(95)
Meta Platforms, Inc.,(1)	56	3,304,000	590	01/17/25	(76,720)
Meta Platforms, Inc.,(1)	167	10,020,000	600	01/17/25	(159,819)
Microsoft Corp.,(7)	113	5,254,500	465	01/17/25	(1,017)
RTX Corp.,(4)	227	2,610,500	115	01/17/25	(61,290)
RTX Corp.,(4)	227	2,724,000	120	01/17/25	(16,571)
RTX Corp.,(4)	141	1,762,500	125	01/17/25	(1,692)
RTX Corp.,(4)	477	6,201,000	130	01/17/25	(1,431)
Teledyne Technologies, Inc.,(4)	27	1,242,000	460	03/21/25	(48,600)
Thermo Fisher Scientific, Inc.,(5)	88	5,720,000	650	01/17/25	(440)
Thermo Fisher Scientific, Inc.,(5)	55	3,630,000	660	01/17/25	(825)
Thermo Fisher Scientific, Inc.,(5)	56	3,752,000	670	01/17/25	(1,624)
UnitedHealth Group, Inc.,(3)	201	11,658,000	580	01/17/25	(15,276)
UnitedHealth Group, Inc.,(5)	220	13,200,000	600	01/17/25	(9,020)
Veralto Corp.,(6)	159	1,749,000	110	01/17/25	(795)
Veralto Corp.,(6)	229	2,633,500	115	01/17/25	(3,435)
Veralto Corp.,(6)	350	4,200,000	120	01/17/25	(1,750)
Visa, Inc.,(4)	167	4,843,000	290	01/17/25	(448,729)
Visa, Inc.,(4)	170	5,100,000	300	01/17/25	(319,600)
Visa, Inc.,(4)	126	3,843,000	305	01/17/25	(164,178)
Visa, Inc.,(4)	126	3,906,000	310	01/17/25	(113,652)
Visa, Inc.,(4)	125	3,937,500	315	01/17/25	(70,000)
Waste Connections, Inc.,(3)	140	2,660,000	190	03/21/25	(5,600)
Yum! Brands, Inc.,(7)	260	3,640,000	140	01/17/25	(5,200)
Yum! Brands, Inc.,(7)	731	10,599,500	145	01/17/25	(3,655)
Yum! Brands, Inc.,(5)	291	4,219,500	145	01/17/25	(1,455)
Yum! Brands, Inc.,(7)	731	10,965,000	150	01/17/25	(3,655)
Yum! Brands, Inc.,(5)	464	6,960,000	150	01/17/25	(2,320)
Total Written Options					$(8,225,002)
(1)	Counterparty - Bank of America
(2)	Counterparty - Barclays
(3)	Counterparty - Citigroup
(4)	Counterparty - Goldman Sachs
(5)	Counterparty - JP Morgan
(6)	Counterparty - UBS Securities
(7)	Counterparty - Wells Fargo
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.4%
Penn Series Index 500 Fund* (Cost $22,331,167)	885,373	$47,031,032

AFFILIATED FIXED INCOME FUNDS — 40.4%
Penn Series Quality Bond Fund* (Cost $31,628,576)	1,967,456	32,030,177

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $290,700)	290,700	290,700
TOTAL INVESTMENTS — 100.2% (Cost $54,250,443)		$79,351,909
Other Assets & Liabilities — (0.2)%		(147,143)
TOTAL NET ASSETS — 100.0%		$79,204,766

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$47,031,032	$47,031,032	$—	$—
Affiliated Fixed Income Funds	32,030,177	32,030,177	—	—
Short-Term Investments	290,700	290,700	—	—
Total Investments	$79,351,909	$79,351,909	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 100.2%
Aerospace & Defense — 0.7%
The Boeing Co.*	15,026	$2,659,602
Auto Manufacturers — 3.2%
Ferrari N.V.	5,463	2,320,901
Tesla, Inc.*	22,549	9,106,188
		11,427,089
Biotechnology — 0.9%
Argenx S.E., ADR*	5,137	3,159,255
Chemicals — 0.6%
Linde PLC	5,263	2,203,460
Computers — 10.0%
Apple, Inc.	144,837	36,270,082
Diversified Financial Services — 5.7%
Mastercard, Inc., Class A	15,627	8,228,709
The Charles Schwab Corp.	32,446	2,401,329
Visa, Inc., Class A	31,761	10,037,746
		20,667,784
Electronics — 1.1%
Amphenol Corp., Class A	41,026	2,849,256
Keysight Technologies, Inc.*	7,000	1,124,410
		3,973,666
Healthcare Products — 4.1%
Danaher Corp.	15,285	3,508,672
IDEXX Laboratories, Inc.*	1,267	523,829
Intuitive Surgical, Inc.*	11,396	5,948,256
Natera, Inc.*	8,287	1,311,832
Stryker Corp.	4,341	1,562,977
Thermo Fisher Scientific, Inc.	3,805	1,979,475
		14,835,041
Healthcare Services — 1.4%
The Cigna Group.	6,316	1,744,100
UnitedHealth Group, Inc.	6,676	3,377,122
		5,121,222
Insurance — 0.3%
Chubb Ltd.	4,439	1,226,496
Internet — 26.6%
Alphabet, Inc., Class A	112,030	21,207,279
Alphabet, Inc., Class C	19,140	3,645,022
Amazon.com, Inc.*	141,665	31,079,884
Booking Holdings, Inc.	469	2,330,189
Coupang, Inc.*	119,597	2,628,742
MercadoLibre, Inc.*	700	1,190,308
Meta Platforms, Inc., Class A	30,714	17,983,354
Netflix, Inc.*	8,429	7,512,936
Pinterest, Inc., Class A*	56,434	1,636,586
Shopify, Inc., Class A*	44,162	4,695,746
Spotify Technology S.A.*	6,323	2,828,784
		96,738,830
	Number of Shares	Value†

Machinery — Diversified — 0.5%
Rockwell Automation, Inc.	6,327	$1,808,193
Miscellaneous Manufacturing — 0.9%
Teledyne Technologies, Inc.*	6,703	3,111,063
Pharmaceuticals — 3.0%
Eli Lilly & Co.	13,936	10,758,592
Retail — 3.0%
Chipotle Mexican Grill, Inc.*	72,130	4,349,439
Floor & Decor Holdings, Inc., Class A*	7,099	707,770
Lululemon Athletica, Inc.*	9,369	3,582,799
Starbucks Corp.	24,755	2,258,894
		10,898,902
Semiconductors — 14.2%
Advanced Micro Devices, Inc.*	6,262	756,387
ASML Holding N.V.	2,897	2,007,853
Broadcom, Inc.	18,300	4,242,672
NVIDIA Corp.	318,440	42,763,307
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,200	1,816,908
		51,587,127
Software — 23.6%
AppLovin Corp., Class A*	10,984	3,556,949
Atlassian Corp., Class A*	8,335	2,028,572
Autodesk, Inc.*	8,569	2,532,739
Duolingo, Inc.*	2,761	895,199
Dynatrace, Inc.*	33,093	1,798,605
Fiserv, Inc.*	14,514	2,981,466
HubSpot, Inc.*	3,827	2,666,539
Intuit, Inc.	7,148	4,492,518
Magic Leap, Inc., Class A(1),*,#	1,353	0
Microsoft Corp.	107,993	45,519,049
Monday.com Ltd.*	870	204,833
Roper Technologies, Inc.	5,193	2,699,581
Salesforce, Inc.	5,119	1,711,435
ServiceNow, Inc.*	7,595	8,051,611
Snowflake, Inc., Class A*	18,099	2,794,667
Stripe, Inc., Class B(1),*,#	8,608	236,806
Synopsys, Inc.*	7,544	3,661,556
		85,832,125
Transportation — 0.4%
Old Dominion Freight Line, Inc.	7,537	1,329,527
TOTAL COMMON STOCKS (Cost $181,818,335)		363,608,056

PREFERRED STOCKS — 0.4%
Auto Manufacturers — 0.1%
Waymo LLC, Series A-2, CONV(1),*,#	3,737	300,081
Electronics — 0.3%
GM Cruise, Class F, CONV(1),*,#	27,200	27,200

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Large Growth Stock Fund
	Number of Shares	Value†
PREFERRED STOCKS — (continued)
Electronics — (continued)
Sartorius AG	5,218	$1,159,616
		1,186,816
TOTAL PREFERRED STOCKS (Cost $2,702,729)		1,486,897

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%)	1,000,002	1,000,002
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 4.570%)	460,377	460,377
TOTAL SHORT-TERM INVESTMENTS (Cost $1,460,379)		1,460,379
TOTAL INVESTMENTS — 101.0% (Cost $185,981,443)		$366,555,332
Other Assets & Liabilities — (1.0)%		(3,516,814)
TOTAL NET ASSETS — 100.0%		$363,038,518

†	See Security Valuation Note.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $564,087 which represented 0.2% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
GM Cruise, Class F	05/07/19	$496,400	$27,200
Magic Leap, Inc., Class A	01/20/16	657,500	0
Stripe, Inc., Class B	12/17/19	135,060	236,806
Waymo LLC, Series A-2	05/08/20	320,886	300,081
Total		$1,609,846	$564,087
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.

Country Weightings as of 12/31/2024††
United States	93%
Canada	2
Netherlands	1
Sweden	1
Italy	1
Australia	1
Taiwan	1
Total	100%
††	% of total investments as of December 31, 2024.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Large Growth Stock Fund
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Aerospace & Defense	$2,659,602	$2,659,602	$—	$—
Auto Manufacturers	11,427,089	11,427,089	—	—
Biotechnology	3,159,255	3,159,255	—	—
Chemicals	2,203,460	2,203,460	—	—
Computers	36,270,082	36,270,082	—	—
Diversified Financial Services	20,667,784	20,667,784	—	—
Electronics	3,973,666	3,973,666	—	—
Healthcare Products	14,835,041	14,835,041	—	—
Healthcare Services	5,121,222	5,121,222	—	—
Insurance	1,226,496	1,226,496	—	—
Internet	96,738,830	96,738,830	—	—
Machinery — Diversified	1,808,193	1,808,193	—	—
Miscellaneous Manufacturing	3,111,063	3,111,063	—	—
Pharmaceuticals	10,758,592	10,758,592	—	—
Retail	10,898,902	10,898,902	—	—
Semiconductors	51,587,127	51,587,127	—	—
Software	85,832,125	85,595,319	—	236,806
Transportation	1,329,527	1,329,527	—	—
Total Common Stocks	363,608,056	363,371,250	—	236,806
Preferred Stocks
Auto Manufacturers	300,081	—	—	300,081
Electronics	1,186,816	—	1,159,616	27,200
Total Preferred Stocks	1,486,897	—	1,159,616	327,281
Short-Term Investments	1,460,379	1,460,379	—	—
Total Investments	$366,555,332	$364,831,629	$1,159,616	$564,087
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.2%
Apparel — 2.8%
LVMH Moet Hennessy Louis Vuitton S.E.	1,306	$859,078
NIKE, Inc., Class B	14,493	1,096,685
		1,955,763
Auto Parts & Equipment — 1.0%
Aptiv PLC*	11,810	714,269
Beverages — 1.5%
PepsiCo, Inc.	6,974	1,060,466
Chemicals — 1.1%
The Sherwin-Williams Co.	2,361	802,575
Commercial Services — 3.0%
Moody's Corp.	1,924	910,764
TransUnion	13,008	1,205,972
		2,116,736
Computers — 10.4%
Accenture PLC, Class A	7,005	2,464,289
Apple, Inc.	16,388	4,103,883
Gartner, Inc.*	1,633	791,139
		7,359,311
Cosmetics & Personal Care — 1.2%
The Estee Lauder Cos., Inc., Class A	11,208	840,376
Diversified Financial Services — 7.7%
Brookfield Asset Management Ltd., Class A	13,433	728,538
Mastercard, Inc., Class A	1,774	934,135
The Charles Schwab Corp.	9,737	720,635
Visa, Inc., Class A	9,645	3,048,206
		5,431,514
Electric — 2.0%
CMS Energy Corp.	20,957	1,396,784
Electrical Components & Equipment — 2.7%
Eaton Corp. PLC	3,908	1,296,948
Schneider Electric S.E.	2,475	616,166
		1,913,114
Electronics — 5.7%
Amphenol Corp., Class A	18,759	1,302,813
Hubbell, Inc.	2,622	1,098,330
Mettler-Toledo International, Inc.*	640	783,155
TE Connectivity PLC	5,887	841,664
		4,025,962
Food — 1.2%
McCormick & Co., Inc.	11,514	877,827
Healthcare Products — 7.5%
Agilent Technologies, Inc.	11,292	1,516,967
Boston Scientific Corp.*	10,790	963,763
Danaher Corp.	3,731	856,451
STERIS PLC	5,670	1,165,525
	Number of Shares	Value†

Healthcare Products — (continued)
Stryker Corp.	806	$290,201
Thermo Fisher Scientific, Inc.	922	479,652
		5,272,559
Healthcare Services — 1.0%
ICON PLC*	3,278	687,429
Household Products & Wares — 2.4%
Church & Dwight Co., Inc.	16,070	1,682,690
Insurance — 3.6%
Aon PLC, Class A	4,818	1,730,433
Marsh & McLennan Cos., Inc.	3,759	798,449
		2,528,882
Internet — 5.7%
Alphabet, Inc., Class A	15,644	2,961,409
Tencent Holdings Ltd.	19,300	1,030,096
		3,991,505
Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	2,564	633,718
Machinery — Diversified — 1.7%
Graco, Inc.	5,655	476,660
Otis Worldwide Corp.	8,107	750,789
		1,227,449
Media — 1.2%
The Walt Disney Co.	7,492	834,234
Pharmaceuticals — 1.6%
Becton Dickinson & Co.	5,135	1,164,978
Retail — 3.1%
Ross Stores, Inc.	6,712	1,015,324
Starbucks Corp.	4,716	430,335
The TJX Cos., Inc.	5,934	716,887
		2,162,546
Semiconductors — 8.8%
Analog Devices, Inc.	2,943	625,270
NVIDIA Corp.	29,069	3,903,676
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,348	1,253,666
Texas Instruments, Inc.	2,410	451,899
		6,234,511
Software — 18.4%
Electronic Arts, Inc.	3,377	494,055
Fiserv, Inc.*	5,112	1,050,107
Microsoft Corp.	22,456	9,465,204
Salesforce, Inc.	5,124	1,713,107
Veeva Systems, Inc., Class A*	1,363	286,571
		13,009,044

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 1.0%
Canadian Pacific Kansas City Ltd.	9,345	$676,298
TOTAL COMMON STOCKS (Cost $48,094,090)		68,600,540

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Diversified — 1.7%
American Tower Corp. (Cost $1,356,873)	6,512	1,194,366

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $854,368)	854,368	854,368
TOTAL INVESTMENTS — 100.1% (Cost $50,305,331)		$70,649,274
Other Assets & Liabilities — (0.1)%		(102,867)
TOTAL NET ASSETS — 100.0%		$70,546,407

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
S.E.— Societas Europaea.
Country Weightings as of 12/31/2024††
United States	86%
Ireland	7
France	2
Canada	2
Taiwan	2
China	1
Total	100%
††	% of total investments as of December 31, 2024.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Apparel	$1,955,763	$1,096,685	$859,078	$—
Auto Parts & Equipment	714,269	714,269	—	—
Beverages	1,060,466	1,060,466	—	—
Chemicals	802,575	802,575	—	—
Commercial Services	2,116,736	2,116,736	—	—
Computers	7,359,311	7,359,311	—	—
Cosmetics & Personal Care	840,376	840,376	—	—
Diversified Financial Services	5,431,514	5,431,514	—	—
Electric	1,396,784	1,396,784	—	—
Electrical Components & Equipment	1,913,114	1,296,948	616,166	—
Electronics	4,025,962	4,025,962	—	—
Food	877,827	877,827	—	—
Healthcare Products	5,272,559	5,272,559	—	—
Healthcare Services	687,429	687,429	—	—
Household Products & Wares	1,682,690	1,682,690	—	—
Insurance	2,528,882	2,528,882	—	—
Internet	3,991,505	2,961,409	1,030,096	—
Lodging	633,718	633,718	—	—
Machinery — Diversified	1,227,449	1,227,449	—	—
Media	834,234	834,234	—	—
Pharmaceuticals	1,164,978	1,164,978	—	—
Retail	2,162,546	2,162,546	—	—
Semiconductors	6,234,511	6,234,511	—	—
Software	13,009,044	13,009,044	—	—
Transportation	676,298	676,298	—	—
Total Common Stocks	68,600,540	66,095,200	2,505,340	—
Real Estate Investment Trusts	1,194,366	1,194,366	—	—
Short-Term Investments	854,368	854,368	—	—
Total Investments	$70,649,274	$68,143,934	$2,505,340	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.1%
Apparel — 1.5%
LVMH Moet Hennessy Louis Vuitton S.E., ADR	15,059	$1,968,061
Auto Manufacturers — 1.3%
Ferrari N.V.	4,256	1,808,119
Beverages — 2.1%
The Coca-Cola Co.	45,453	2,829,904
Commercial Services — 4.7%
Equifax, Inc.	9,540	2,431,269
S&P Global, Inc.	5,118	2,548,917
TransUnion	4,222	391,422
Verisk Analytics, Inc.	3,291	906,440
		6,278,048
Computers — 7.6%
Apple, Inc.	40,621	10,172,311
Diversified Financial Services — 8.8%
Intercontinental Exchange, Inc.	28,733	4,281,504
Mastercard, Inc., Class A	1,699	894,643
Visa, Inc., Class A	21,134	6,679,189
		11,855,336
Environmental Control — 2.4%
Waste Connections, Inc.	18,751	3,217,296
Healthcare Products — 5.7%
Danaher Corp.	13,121	3,011,926
Intuitive Surgical, Inc.*	5,729	2,990,309
The Cooper Cos., Inc.*	18,252	1,677,906
		7,680,141
Healthcare Services — 3.1%
UnitedHealth Group, Inc.	8,357	4,227,472
Internet — 16.6%
Alphabet, Inc., Class A	46,131	8,732,598
Alphabet, Inc., Class C	7,493	1,426,967
Amazon.com, Inc.*	32,276	7,081,032
Booking Holdings, Inc.	447	2,220,884
VeriSign, Inc.*	13,918	2,880,469
		22,341,950
Real Estate — 2.2%
CoStar Group, Inc.*	41,417	2,965,043
Retail — 0.6%
The Home Depot, Inc.	2,205	857,723
Semiconductors — 12.3%
NVIDIA Corp.	106,884	14,353,452
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,110	2,194,114
		16,547,566
Software — 26.3%
Autodesk, Inc.*	6,268	1,852,633
	Number of Shares	Value†

Software — (continued)
Broadridge Financial Solutions, Inc.	10,681	$2,414,867
Electronic Arts, Inc.	17,914	2,620,818
Intuit, Inc.	5,251	3,300,254
Microsoft Corp.	36,699	15,468,628
MSCI, Inc.	4,395	2,637,044
Salesforce, Inc.	13,403	4,481,025
Synopsys, Inc.*	2,242	1,088,177
Veeva Systems, Inc., Class A*	7,447	1,565,732
		35,429,178
Telecommunications — 2.9%
Motorola Solutions, Inc.	8,533	3,944,208
Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	7,804	1,331,831
TOTAL COMMON STOCKS (Cost $93,777,872)		133,454,187

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Diversified — 1.2%
Equinix, Inc. (Cost $1,422,162)	1,728	1,629,314

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $557,214)	557,214	557,214
TOTAL INVESTMENTS — 100.7% (Cost $95,757,248)		$135,640,715
Other Assets & Liabilities — (0.7)%		(903,920)
TOTAL NET ASSETS — 100.0%		$134,736,795

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
S.E.— Societas Europaea.
Country Weightings as of 12/31/2024††
United States	93%
Canada	2
Taiwan	2
France	2
Italy	1
Total	100%
††	% of total investments as of December 31, 2024.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Large Core Growth Fund
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$133,454,187	$133,454,187	$—	$—
Real Estate Investment Trusts	1,629,314	1,629,314	—	—
Short-Term Investments	557,214	557,214	—	—
Total Investments	$135,640,715	$135,640,715	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 96.9%
Aerospace & Defense — 2.7%
Curtiss-Wright Corp.	3,898	$1,383,284
RTX Corp.	25,717	2,975,971
		4,359,255
Agriculture — 3.6%
Philip Morris International, Inc.	49,298	5,933,014
Apparel — 1.2%
NIKE, Inc., Class B	25,180	1,905,371
Auto Manufacturers — 0.6%
PACCAR, Inc.	10,169	1,057,779
Auto Parts & Equipment — 1.3%
Allison Transmission Holdings, Inc.	4,470	483,028
BorgWarner, Inc.	51,832	1,647,739
		2,130,767
Banks — 8.7%
Citigroup, Inc.	61,730	4,345,175
JPMorgan Chase & Co.	28,363	6,798,895
Wells Fargo & Co.	45,456	3,192,829
		14,336,899
Biotechnology — 6.5%
Amgen, Inc.	1,675	436,572
Gilead Sciences, Inc.	38,863	3,589,775
Regeneron Pharmaceuticals, Inc.*	6,114	4,355,186
United Therapeutics Corp.*	6,710	2,367,556
		10,749,089
Building Materials — 0.5%
Builders FirstSource, Inc.*	6,168	881,592
Chemicals — 1.4%
CF Industries Holdings, Inc.	17,480	1,491,394
PPG Industries, Inc.	7,261	867,326
		2,358,720
Commercial Services — 3.9%
FTI Consulting, Inc.*	4,360	833,327
Robert Half, Inc.	20,911	1,473,389
S&P Global, Inc.	8,220	4,093,806
		6,400,522
Computers — 2.9%
Accenture PLC, Class A	13,502	4,749,869
Diversified Financial Services — 1.3%
Mastercard, Inc., Class A	3,980	2,095,749
Electrical Components & Equipment — 1.9%
Emerson Electric Co.	7,171	888,702
Generac Holdings, Inc.*	13,970	2,166,049
		3,054,751
Electronics — 2.5%
Allegion PLC	7,808	1,020,350
nVent Electric PLC	32,296	2,201,295
	Number of Shares	Value†

Electronics — (continued)
TE Connectivity PLC	6,630	$947,891
		4,169,536
Environmental Control — 1.2%
Veralto Corp.	19,960	2,032,926
Healthcare Products — 1.5%
GE HealthCare Technologies, Inc.	31,570	2,468,143
Healthcare Services — 2.9%
Elevance Health, Inc.	6,591	2,431,420
HCA Healthcare, Inc.	3,120	936,468
Quest Diagnostics, Inc.	9,000	1,357,740
		4,725,628
Home Builders — 0.7%
D.R. Horton, Inc.	8,108	1,133,661
Insurance — 7.3%
Axis Capital Holdings Ltd.	34,277	3,037,628
Berkshire Hathaway, Inc., Class B*	14,796	6,706,731
MetLife, Inc.	14,023	1,148,203
MGIC Investment Corp.	43,700	1,036,127
		11,928,689
Investment Companies — 0.8%
Blackstone Secured Lending Fund	39,450	1,274,630
Iron & Steel — 1.2%
Steel Dynamics, Inc.	17,360	1,980,255
Machinery — Diversified — 1.6%
Dover Corp.	5,554	1,041,930
Westinghouse Air Brake Technologies Corp.	8,306	1,574,735
		2,616,665
Media — 1.4%
Comcast Corp., Class A	62,978	2,363,564
Miscellaneous Manufacturing — 0.6%
A.O. Smith Corp.	14,530	991,091
Oil & Gas — 6.5%
Chevron Corp.	15,888	2,301,218
ConocoPhillips	15,787	1,565,597
EOG Resources, Inc.	28,727	3,521,355
Helmerich & Payne, Inc.	18,851	603,609
Phillips 66	24,172	2,753,916
		10,745,695
Packaging and Containers — 0.6%
Sealed Air Corp.	29,540	999,338
Pharmaceuticals — 6.7%
Cencora, Inc.	12,807	2,877,476
Johnson & Johnson	28,940	4,185,302
Merck & Co., Inc.	22,310	2,219,399

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Roche Holding AG, ADR	50,910	$1,775,741
		11,057,918
Retail — 11.8%
Casey's General Stores, Inc.	5,240	2,076,245
Dick's Sporting Goods, Inc.	3,940	901,630
Ferguson Enterprises, Inc.	3,677	638,217
Lululemon Athletica, Inc.*	6,170	2,359,470
MSC Industrial Direct Co., Inc., Class A	10,600	791,714
Ross Stores, Inc.	17,879	2,704,556
Starbucks Corp.	22,610	2,063,163
Target Corp.	9,580	1,295,024
Walmart, Inc.	72,490	6,549,471
		19,379,490
Semiconductors — 5.9%
Intel Corp.	70,110	1,405,706
Lam Research Corp.	9,870	712,910
QUALCOMM, Inc.	12,075	1,854,961
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,532	2,277,455
Texas Instruments, Inc.	18,820	3,528,938
		9,779,970
Software — 5.6%
Electronic Arts, Inc.	28,670	4,194,421
Fiserv, Inc.*	24,542	5,041,418
		9,235,839
Transportation — 1.6%
J.B. Hunt Transport Services, Inc.	15,650	2,670,829
TOTAL COMMON STOCKS (Cost $135,619,974)		159,567,244

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Storage & Warehousing — 0.9%
Public Storage (Cost $1,226,093)	4,610	1,380,418

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $3,483,202)	3,483,202	3,483,202
TOTAL INVESTMENTS — 99.9% (Cost $140,329,269)		$164,430,864
Other Assets & Liabilities — 0.1%		201,036
TOTAL NET ASSETS — 100.0%		$164,631,900

†	See Security Valuation Note.
*	Non-income producing security.

ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 12/31/2024††
United States	89%
Ireland	4
Bermuda	2
Canada	2
Taiwan	1
United Kingdom	1
Switzerland	1
Total	100%
††	% of total investments as of December 31, 2024.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$159,567,244	$159,567,244	$—	$—
Real Estate Investment Trusts	1,380,418	1,380,418	—	—
Short-Term Investments	3,483,202	3,483,202	—	—
Total Investments	$164,430,864	$164,430,864	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 94.5%
Banks — 5.6%
Bank of America Corp.	73,100	$3,212,745
Wells Fargo & Co.	54,831	3,851,329
		7,064,074
Beverages — 1.5%
Constellation Brands, Inc., Class A	8,437	1,864,577
Biotechnology — 1.4%
Gilead Sciences, Inc.	18,822	1,738,588
Building Materials — 2.0%
Johnson Controls International PLC	31,450	2,482,348
Chemicals — 2.6%
FMC Corp.	32,805	1,594,651
Linde PLC	4,092	1,713,198
		3,307,849
Commercial Services — 1.9%
Robert Half, Inc.	33,397	2,353,152
Diversified Financial Services — 4.6%
Cboe Global Markets, Inc.	6,536	1,277,134
Interactive Brokers Group, Inc., Class A	10,878	1,921,816
The Charles Schwab Corp.	26,583	1,967,408
Tradeweb Markets, Inc., Class A	5,319	696,364
		5,862,722
Electric — 5.8%
CMS Energy Corp.	29,984	1,998,433
NextEra Energy, Inc.	36,317	2,603,566
Sempra	19,230	1,686,856
Xcel Energy, Inc.	16,032	1,082,481
		7,371,336
Electrical Components & Equipment — 2.5%
Emerson Electric Co.	25,261	3,130,596
Electronics — 1.4%
Mettler-Toledo International, Inc.*	1,406	1,720,494
Food — 2.8%
General Mills, Inc.	17,865	1,139,251
The Hershey Co.	4,321	731,761
US Foods Holding Corp.*	24,676	1,664,643
		3,535,655
Healthcare Products — 4.9%
Abbott Laboratories	14,926	1,688,280
Boston Scientific Corp.*	19,790	1,767,643
Thermo Fisher Scientific, Inc.	5,291	2,752,537
		6,208,460
Healthcare Services — 2.4%
UnitedHealth Group, Inc.	6,106	3,088,781
Home Builders — 0.5%
Meritage Homes Corp.	3,722	572,518
	Number of Shares	Value†

Household Products & Wares — 1.8%
The Clorox Co.	14,003	$2,274,227
Insurance — 8.3%
American International Group, Inc.	44,981	3,274,617
Prudential PLC, ADR	60,002	956,432
Reinsurance Group of America, Inc.	14,606	3,120,280
Ryan Specialty Holdings, Inc.	12,198	782,623
The Travelers Cos., Inc.	9,525	2,294,477
		10,428,429
Internet — 1.9%
Alphabet, Inc., Class A	12,489	2,364,168
Machinery — Diversified — 3.8%
Ingersoll Rand, Inc.	10,467	946,845
The Toro Co.	21,195	1,697,720
Westinghouse Air Brake Technologies Corp.	11,377	2,156,965
		4,801,530
Media — 2.8%
The Walt Disney Co.	31,697	3,529,461
Mining — 0.5%
Alcoa Corp.	17,581	664,210
Miscellaneous Manufacturing — 2.0%
3M Co.	19,943	2,574,442
Oil & Gas — 4.9%
Chevron Corp.	13,746	1,990,971
ConocoPhillips	22,461	2,227,457
EOG Resources, Inc.	8,473	1,038,620
EQT Corp.	21,205	977,763
		6,234,811
Oil & Gas Services — 0.9%
Schlumberger N.V.	31,241	1,197,780
Packaging and Containers — 1.0%
Ball Corp.	23,135	1,275,433
Pharmaceuticals — 8.7%
AbbVie, Inc.	17,086	3,036,182
Bristol-Myers Squibb Co.	63,887	3,613,449
McKesson Corp.	2,073	1,181,423
Neurocrine Biosciences, Inc.*	9,904	1,351,896
Zoetis, Inc.	11,305	1,841,924
		11,024,874
Pipelines — 0.6%
Targa Resources Corp.	4,533	809,141
Retail — 5.2%
BJ's Wholesale Club Holdings, Inc.*	24,588	2,196,938
Lithia Motors, Inc.	5,533	1,977,660
McDonald's Corp.	8,396	2,433,916
		6,608,514

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — 3.6%
Micron Technology, Inc.	30,199	$2,541,548
ON Semiconductor Corp.*	32,241	2,032,795
		4,574,343
Shipbuilding — 1.1%
Huntington Ingalls Industries, Inc.	7,026	1,327,703
Software — 0.9%
Nice Ltd., ADR*	6,638	1,127,398
Telecommunications — 2.6%
Cisco Systems, Inc.	54,450	3,223,440
Toys, Games & Hobbies — 1.3%
Hasbro, Inc.	28,995	1,621,110
Transportation — 2.7%
CSX Corp.	71,433	2,305,143
United Parcel Service, Inc., Class B	8,974	1,131,621
		3,436,764
TOTAL COMMON STOCKS (Cost $108,835,384)		119,398,928

REAL ESTATE INVESTMENT TRUSTS — 5.1%
Apartments — 3.6%
Invitation Homes, Inc.	64,933	2,075,908
Mid-America Apartment Communities, Inc.	16,275	2,515,627
		4,591,535
Industrial — 1.5%
First Industrial Realty Trust, Inc.	36,323	1,820,872
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,451,093)		6,412,407

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $412,508)	412,508	412,508
TOTAL INVESTMENTS — 99.9% (Cost $115,698,985)		$126,223,843
Other Assets & Liabilities — 0.1%		173,686
TOTAL NET ASSETS — 100.0%		$126,397,529

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$119,398,928	$119,398,928	$—	$—
Real Estate Investment Trusts	6,412,407	6,412,407	—	—
Short-Term Investments	412,508	412,508	—	—
Total Investments	$126,223,843	$126,223,843	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 98.0%
Advertising — 0.1%
Omnicom Group, Inc.	3,425	$294,687
The Interpublic Group of Cos., Inc.	6,222	174,340
		469,027
Aerospace & Defense — 1.7%
General Dynamics Corp.	4,408	1,161,464
General Electric Co.	18,538	3,091,953
Howmet Aerospace, Inc.	6,915	756,294
L3Harris Technologies, Inc.	3,226	678,363
Lockheed Martin Corp.	3,619	1,758,617
Northrop Grumman Corp.	2,339	1,097,669
RTX Corp.	22,820	2,640,730
The Boeing Co.*	12,817	2,268,609
TransDigm Group, Inc.	961	1,217,856
		14,671,555
Agriculture — 0.6%
Altria Group, Inc.	29,094	1,521,325
Archer-Daniels-Midland Co.*	8,246	416,588
Bunge Global S.A.	2,478	192,689
Philip Morris International, Inc.	26,588	3,199,866
		5,330,468
Airlines — 0.2%
Delta Air Lines, Inc.	11,031	667,375
Southwest Airlines Co.	10,153	341,344
United Airlines Holdings, Inc.*	5,666	550,169
		1,558,888
Apparel — 0.3%
Deckers Outdoor Corp.*	2,622	532,502
NIKE, Inc., Class B	20,320	1,537,614
Ralph Lauren Corp.	718	165,844
Tapestry, Inc.	4,091	267,265
		2,503,225
Auto Manufacturers — 2.7%
Cummins, Inc.	2,328	811,541
Ford Motor Co.	67,564	668,883
General Motors Co.	18,769	999,824
PACCAR, Inc.	8,932	929,107
Tesla, Inc.*	47,789	19,299,110
		22,708,465
Auto Parts & Equipment — 0.0%
Aptiv PLC*	3,955	239,198
BorgWarner, Inc.	3,615	114,921
		354,119
Banks — 4.3%
Bank of America Corp.	114,357	5,025,990
Citigroup, Inc.	32,365	2,278,172
Citizens Financial Group, Inc.	7,456	326,275
Fifth Third Bancorp	11,655	492,773
Huntington Bancshares, Inc.	24,603	400,291
JPMorgan Chase & Co.	48,168	11,546,351
KeyCorp	16,995	291,294
M&T Bank Corp.	2,878	541,093
	Number of Shares	Value†

Banks — (continued)
Morgan Stanley	21,290	$2,676,579
Northern Trust Corp.	3,450	353,625
Regions Financial Corp.	15,399	362,185
State Street Corp.	4,982	488,983
The Bank of New York Mellon Corp.	12,541	963,525
The Goldman Sachs Group, Inc.	5,375	3,077,833
The PNC Financial Services Group, Inc.	6,781	1,307,716
Truist Financial Corp.	22,661	983,034
US Bancorp	26,583	1,271,465
Wells Fargo & Co.	57,025	4,005,436
		36,392,620
Beverages — 1.2%
Brown-Forman Corp., Class B	3,065	116,409
Constellation Brands, Inc., Class A	2,701	596,921
Keurig Dr Pepper, Inc.	19,062	612,271
Molson Coors Beverage Co., Class B	3,075	176,259
Monster Beverage Corp.*	12,126	637,343
PepsiCo, Inc.	23,495	3,572,650
The Coca-Cola Co.	66,366	4,131,947
		9,843,800
Biotechnology — 1.0%
Amgen, Inc.	9,180	2,392,675
Biogen, Inc.*	2,466	377,101
Corteva, Inc.	11,688	665,748
Gilead Sciences, Inc.	21,367	1,973,670
Incyte Corp.*	2,798	193,258
Moderna, Inc.*	5,763	239,625
Regeneron Pharmaceuticals, Inc.*	1,799	1,281,482
Vertex Pharmaceuticals, Inc.*	4,406	1,774,296
		8,897,855
Building Materials — 0.6%
Builders FirstSource, Inc.*	1,940	277,284
Carrier Global Corp.	14,274	974,343
Johnson Controls International PLC	11,400	899,802
Lennox International, Inc.	550	335,115
Martin Marietta Materials, Inc.	1,050	542,325
Masco Corp.	3,747	271,920
Mohawk Industries, Inc.*	878	104,596
Trane Technologies PLC	3,847	1,420,890
Vulcan Materials Co.	2,235	574,909
		5,401,184
Chemicals — 1.2%
Air Products and Chemicals, Inc.	3,797	1,101,282
Albemarle Corp.	1,997	171,902
Celanese Corp.	1,913	132,399
CF Industries Holdings, Inc.	2,933	250,243
Dow, Inc.	12,119	486,335
DuPont de Nemours, Inc.	7,194	548,542
Eastman Chemical Co.	2,016	184,101
Ecolab, Inc.	4,311	1,010,153
FMC Corp.	2,188	106,359

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
International Flavors & Fragrances, Inc.	4,325	$365,679
Linde PLC	8,154	3,413,835
LyondellBasell Industries N.V., Class A	4,388	325,897
PPG Industries, Inc.	4,004	478,278
The Mosaic Co.	5,660	139,123
The Sherwin-Williams Co.	3,959	1,345,783
		10,059,911
Commercial Services — 1.5%
Automatic Data Processing, Inc.	6,962	2,037,986
Cintas Corp.	5,854	1,069,526
Corpay, Inc.*	1,194	404,074
Equifax, Inc.	2,125	541,556
Global Payments, Inc.	4,386	491,495
MarketAxess Holdings, Inc.	642	145,118
Moody's Corp.	2,663	1,260,584
PayPal Holdings, Inc.*	17,140	1,462,899
Quanta Services, Inc.	2,544	804,031
Rollins, Inc.	4,790	222,017
S&P Global, Inc.	5,435	2,706,793
United Rentals, Inc.	1,119	788,268
Verisk Analytics, Inc.	2,406	662,685
		12,597,032
Computers — 9.3%
Accenture PLC, Class A	10,715	3,769,430
Apple, Inc.	258,698	64,783,153
Cognizant Technology Solutions Corp., Class A	8,573	659,264
Crowdstrike Holdings, Inc., Class A*	3,990	1,365,218
Dell Technologies, Inc., Class C	5,266	606,854
EPAM Systems, Inc.*	955	223,298
Fortinet, Inc.*	10,843	1,024,447
Gartner, Inc.*	1,329	643,861
Hewlett Packard Enterprise Co.	22,358	477,343
HP, Inc.	16,393	534,903
International Business Machines Corp.	15,853	3,484,965
Leidos Holdings, Inc.	2,317	333,787
NetApp, Inc.	3,475	403,378
Seagate Technology Holdings PLC	3,676	317,275
Super Micro Computer, Inc.*	8,820	268,834
Western Digital Corp.*	5,927	353,427
		79,249,437
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	13,962	1,269,286
Kenvue, Inc.	32,961	703,717
The Estee Lauder Cos., Inc., Class A	3,981	298,495
The Procter & Gamble Co.	40,282	6,753,277
		9,024,775
Distribution & Wholesale — 0.3%
Copart, Inc.*	15,124	867,966
Fastenal Co.	9,888	711,046
LKQ Corp.	4,552	167,286
Pool Corp.	639	217,861
	Number of Shares	Value†

Distribution & Wholesale — (continued)
W.W. Grainger, Inc.	754	$794,754
		2,758,913
Diversified Financial Services — 3.9%
American Express Co.	9,527	2,827,518
Ameriprise Financial, Inc.	1,655	881,172
Apollo Global Management, Inc.	7,664	1,265,786
Blackrock, Inc.	2,496	2,558,676
Capital One Financial Corp.	6,517	1,162,111
Cboe Global Markets, Inc.	1,770	345,858
CME Group, Inc.	6,137	1,425,196
Discover Financial Services	4,321	748,527
Franklin Resources, Inc.	5,581	113,238
Intercontinental Exchange, Inc.	9,787	1,458,361
Invesco Ltd.	7,869	137,550
Mastercard, Inc., Class A	14,021	7,383,038
Nasdaq, Inc.	7,040	544,262
Raymond James Financial, Inc.	3,109	482,921
Synchrony Financial	6,609	429,585
T. Rowe Price Group, Inc.	3,827	432,795
The Charles Schwab Corp.	25,503	1,887,477
Visa, Inc., Class A	29,564	9,343,407
		33,427,478
Electric — 2.2%
Alliant Energy Corp.	4,483	265,125
Ameren Corp.	4,529	403,715
American Electric Power Co., Inc.	9,189	847,502
CenterPoint Energy, Inc.	11,143	353,567
CMS Energy Corp.	5,121	341,315
Consolidated Edison, Inc.	5,892	525,743
Constellation Energy Corp.	5,330	1,192,374
Dominion Energy, Inc.	14,322	771,383
DTE Energy Co.	3,509	423,712
Duke Energy Corp.	13,156	1,417,427
Edison International	6,573	524,788
Entergy Corp.	7,402	561,220
Evergy, Inc.	4,064	250,139
Eversource Energy	6,233	357,961
Exelon Corp.	17,243	649,027
FirstEnergy Corp.	8,809	350,422
NextEra Energy, Inc.	35,257	2,527,574
NRG Energy, Inc.	3,529	318,386
PG&E Corp.	37,414	755,015
Pinnacle West Capital Corp.	1,930	163,606
PPL Corp.	12,520	406,399
Public Service Enterprise Group, Inc.	8,477	716,222
Sempra	10,811	948,341
The AES Corp.	12,670	163,063
The Southern Co.	18,786	1,546,464
Vistra Energy Corp.	5,802	799,922
WEC Energy Group, Inc.	5,378	505,747
Xcel Energy, Inc.	9,845	664,734
		18,750,893

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	3,985	$718,336
Eaton Corp. PLC	6,751	2,240,455
Emerson Electric Co.	9,742	1,207,326
Generac Holdings, Inc.*	1,021	158,306
		4,324,423
Electronics — 0.9%
Allegion PLC	1,547	202,162
Amphenol Corp., Class A	20,529	1,425,739
Fortive Corp.	5,891	441,825
Garmin Ltd.	2,649	546,383
Honeywell International, Inc.	11,126	2,513,252
Hubbell, Inc.	910	381,190
Jabil, Inc.	1,936	278,590
Keysight Technologies, Inc.*	3,004	482,533
Mettler-Toledo International, Inc.*	365	446,643
TE Connectivity PLC	5,100	729,147
Trimble, Inc.*	4,180	295,359
		7,742,823
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.*	2,283	156,797
First Solar, Inc.*	1,851	326,220
		483,017
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	2,144	286,481
Entertainment — 0.1%
Caesars Entertainment, Inc.*	3,874	129,469
Live Nation Entertainment, Inc.*	2,741	354,960
		484,429
Environmental Control — 0.3%
Pentair PLC	2,785	280,283
Republic Services, Inc.	3,523	708,757
Veralto Corp.	4,191	426,853
Waste Management, Inc.	6,227	1,256,546
		2,672,439
Food — 0.7%
Conagra Brands, Inc.	8,271	229,520
General Mills, Inc.	9,422	600,841
Hormel Foods Corp.	4,837	151,737
Kellanova	4,611	373,353
Lamb Weston Holdings, Inc.	2,445	163,399
McCormick & Co., Inc.	4,411	336,295
Mondelez International, Inc., Class A	22,761	1,359,515
Sysco Corp.	8,476	648,075
The Campbell's Company	3,547	148,548
The Hershey Co.	2,531	428,625
The J.M. Smucker Co.	1,874	206,365
The Kraft Heinz Co.	14,993	460,435
The Kroger Co.	11,322	692,340
Tyson Foods, Inc., Class A	4,894	281,111
		6,080,159
	Number of Shares	Value†

Forest Products & Paper — 0.0%
International Paper Co.	5,948	$320,121
Gas — 0.1%
Atmos Energy Corp.	2,656	369,901
NiSource, Inc.	7,851	288,603
		658,504
Hand & Machine Tools — 0.1%
Snap-on, Inc.	886	300,779
Stanley Black & Decker, Inc.	2,641	212,046
		512,825
Healthcare Products — 3.0%
Abbott Laboratories	29,754	3,365,475
Agilent Technologies, Inc.	4,894	657,460
Align Technology, Inc.*	1,212	252,714
Baxter International, Inc.	8,726	254,450
Bio-Techne Corp.	2,792	201,108
Boston Scientific Corp.*	25,269	2,257,027
Danaher Corp.	10,983	2,521,148
Edwards Lifesciences Corp.*	10,055	744,372
GE HealthCare Technologies, Inc.	7,879	615,980
Hologic, Inc.*	4,022	289,946
IDEXX Laboratories, Inc.*	1,419	586,671
Insulet Corp.*	1,200	313,284
Intuitive Surgical, Inc.*	6,107	3,187,610
Medtronic PLC	21,884	1,748,094
ResMed, Inc.	2,540	580,872
Revvity, Inc.	2,113	235,832
Solventum Corp.*	2,439	161,120
STERIS PLC	1,714	352,330
Stryker Corp.	5,855	2,108,093
Teleflex, Inc.	772	137,400
The Cooper Cos., Inc.*	3,420	314,401
Thermo Fisher Scientific, Inc.	6,558	3,411,668
Waters Corp.*	1,016	376,916
West Pharmaceutical Services, Inc.	1,247	408,467
Zimmer Biomet Holdings, Inc.	3,373	356,290
		25,438,728
Healthcare Services — 1.7%
Centene Corp.*	8,585	520,079
Charles River Laboratories International, Inc.*	916	169,094
DaVita, Inc.*	814	121,734
Elevance Health, Inc.	3,953	1,458,262
HCA Healthcare, Inc.	3,113	934,367
Humana, Inc.	2,069	524,926
IQVIA Holdings, Inc.*	2,934	576,560
Labcorp Holdings, Inc.	1,415	324,488
Molina Healthcare, Inc.*	966	281,154
Quest Diagnostics, Inc.	1,882	283,918
The Cigna Group.	4,754	1,312,770
UnitedHealth Group, Inc.	15,743	7,963,754
Universal Health Services, Inc., Class B	1,041	186,776
		14,657,882

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — 0.2%
D.R. Horton, Inc.	4,961	$693,647
Lennar Corp., Class A	4,064	554,207
NVR, Inc.*	52	425,303
PulteGroup, Inc.	3,471	377,992
		2,051,149
Household Products & Wares — 0.2%
Avery Dennison Corp.	1,382	258,614
Church & Dwight Co., Inc.	4,197	439,468
Kimberly-Clark Corp.	5,685	744,962
The Clorox Co.	2,164	351,455
		1,794,499
Insurance — 3.7%
Aflac, Inc.	8,530	882,343
American International Group, Inc.	10,635	774,228
Aon PLC, Class A	3,696	1,327,455
Arch Capital Group Ltd.	6,478	598,243
Arthur J. Gallagher & Co.	4,278	1,214,310
Assurant, Inc.	884	188,487
Berkshire Hathaway, Inc., Class B*	31,362	14,215,767
Brown & Brown, Inc.	4,068	415,017
Chubb Ltd.	6,409	1,770,807
Cincinnati Financial Corp.	2,646	380,230
Erie Indemnity Co., Class A	437	180,145
Everest Group Ltd.	737	267,133
Globe Life, Inc.	1,399	156,017
Loews Corp.	3,047	258,051
Marsh & McLennan Cos., Inc.	8,391	1,782,332
MetLife, Inc.	9,919	812,168
Principal Financial Group, Inc.	3,661	283,398
Prudential Financial, Inc.	6,057	717,936
The Allstate Corp.	4,561	879,315
The Hartford Financial Services Group, Inc.	4,922	538,467
The Progressive Corp.	10,007	2,397,777
The Travelers Cos., Inc.	3,875	933,449
W.R. Berkley Corp.	5,079	297,223
Willis Towers Watson PLC	1,745	546,604
		31,816,902
Internet — 12.7%
Airbnb, Inc., Class A*	7,389	970,989
Alphabet, Inc., Class A	99,984	18,926,971
Alphabet, Inc., Class C	81,435	15,508,481
Amazon.com, Inc.*	160,154	35,136,186
Booking Holdings, Inc.	567	2,817,094
CDW Corp.	2,300	400,292
eBay, Inc.	8,146	504,645
Expedia Group, Inc.*	2,139	398,560
F5, Inc.*	977	245,686
Gen Digital, Inc.	9,125	249,843
GoDaddy, Inc., Class A*	2,419	477,438
Match Group, Inc.*	4,171	136,433
Meta Platforms, Inc., Class A	37,305	21,842,451
Netflix, Inc.*	7,324	6,528,028
	Number of Shares	Value†

Internet — (continued)
Palo Alto Networks, Inc.*	11,220	$2,041,591
Uber Technologies, Inc.*	36,103	2,177,733
VeriSign, Inc.*	1,395	288,709
		108,651,130
Iron & Steel — 0.1%
Nucor Corp.	3,989	465,556
Steel Dynamics, Inc.	2,391	272,742
		738,298
Leisure Time — 0.2%
Carnival Corp.*	17,809	443,800
Norwegian Cruise Line Holdings Ltd.*	7,409	190,634
Royal Caribbean Cruises Ltd.	4,241	978,356
		1,612,790
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	4,162	1,028,680
Las Vegas Sands Corp.	5,884	302,202
Marriott International, Inc., Class A	3,939	1,098,745
MGM Resorts International*	4,036	139,847
Wynn Resorts Ltd.	1,551	133,634
		2,703,108
Machinery — Construction & Mining — 0.5%
Caterpillar, Inc.	8,252	2,993,496
GE Vernova, Inc.	4,726	1,554,523
		4,548,019
Machinery — Diversified — 0.7%
Deere & Co.	4,345	1,840,977
Dover Corp.	2,370	444,612
IDEX Corp.	1,298	271,658
Ingersoll Rand, Inc.	6,942	627,973
Nordson Corp.	927	193,965
Otis Worldwide Corp.	6,913	640,213
Rockwell Automation, Inc.	1,959	559,863
Westinghouse Air Brake Technologies Corp.	2,925	554,551
Xylem, Inc.	4,196	486,820
		5,620,632
Media — 0.9%
Charter Communications, Inc., Class A*	1,676	574,483
Comcast Corp., Class A	65,333	2,451,947
FactSet Research Systems, Inc.	657	315,544
Fox Corp., Class A	3,705	179,989
Fox Corp., Class B	2,397	109,639
News Corp., Class A	6,413	176,614
News Corp., Class B	1,762	53,618
Paramount Global, Class B	10,785	112,811
The Walt Disney Co.	31,017	3,453,743
Warner Bros Discovery, Inc.*	38,650	408,530
		7,836,918
Mining — 0.2%
Freeport-McMoRan, Inc.	24,482	932,275

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Newmont Corp.	19,405	$722,254
		1,654,529
Miscellaneous Manufacturing — 0.6%
3M Co.	9,303	1,200,924
A.O. Smith Corp.	1,998	136,284
Axon Enterprise, Inc.*	1,236	734,579
Illinois Tool Works, Inc.	4,600	1,166,376
Parker-Hannifin Corp.	2,207	1,403,718
Teledyne Technologies, Inc.*	790	366,663
Textron, Inc.	3,202	244,921
		5,253,465
Office & Business Equipment — 0.0%
Zebra Technologies Corp., Class A*	884	341,418
Oil & Gas — 2.5%
APA Corp.	6,475	149,508
Chevron Corp.	28,625	4,146,045
ConocoPhillips	22,096	2,191,260
Coterra Energy, Inc.	12,688	324,051
Devon Energy Corp.	11,263	368,638
Diamondback Energy, Inc.	3,228	528,843
EOG Resources, Inc.	9,608	1,177,749
EQT Corp.	10,184	469,584
Exxon Mobil Corp.	75,184	8,087,543
Hess Corp.	4,766	633,926
Marathon Petroleum Corp.	5,478	764,181
Occidental Petroleum Corp.	11,490	567,721
Phillips 66	7,042	802,295
Texas Pacific Land Corp.	327	361,649
Valero Energy Corp.	5,392	661,005
		21,233,998
Oil & Gas Services — 0.2%
Baker Hughes Co.	16,842	690,859
Halliburton Co.	15,137	411,575
Schlumberger N.V.	24,097	923,879
		2,026,313
Packaging and Containers — 0.2%
Amcor PLC	24,482	230,376
Ball Corp.	5,172	285,132
Packaging Corp. of America	1,532	344,899
Smurfit WestRock PLC	8,378	451,239
		1,311,646
Pharmaceuticals — 4.4%
AbbVie, Inc.	30,221	5,370,272
Becton Dickinson & Co.	4,917	1,115,520
Bristol-Myers Squibb Co.	34,603	1,957,146
Cardinal Health, Inc.	4,113	486,444
Cencora, Inc.	3,002	674,489
CVS Health Corp.	21,441	962,486
Dexcom, Inc.*	6,641	516,471
Eli Lilly & Co.	13,480	10,406,560
Henry Schein, Inc.*	2,134	147,673
	Number of Shares	Value†

Pharmaceuticals — (continued)
Johnson & Johnson	41,213	$5,960,224
McKesson Corp.	2,169	1,236,135
Merck & Co., Inc.	43,374	4,314,845
Pfizer, Inc.	96,815	2,568,502
Viatris, Inc.	20,378	253,706
Zoetis, Inc.	7,718	1,257,494
		37,227,967
Pipelines — 0.4%
Kinder Morgan, Inc.	32,925	902,145
ONEOK, Inc.	9,956	999,582
Targa Resources Corp.	3,708	661,878
The Williams Cos., Inc.	20,820	1,126,779
		3,690,384
Private Equity — 0.5%
Blackstone, Inc.	12,379	2,134,387
KKR & Co., Inc.	11,506	1,701,853
		3,836,240
Real Estate — 0.1%
CoStar Group, Inc.*	6,957	498,052
Real Estate — 0.1%
CBRE Group, Inc., Class A*	5,182	680,345
Retail — 4.7%
AutoZone, Inc.*	289	925,378
Best Buy Co., Inc.	3,436	294,809
CarMax, Inc.*	2,657	217,236
Chipotle Mexican Grill, Inc.*	23,344	1,407,643
Costco Wholesale Corp.	7,579	6,944,410
Darden Restaurants, Inc.	1,991	371,700
Dollar General Corp.	3,752	284,477
Dollar Tree, Inc.*	3,406	255,246
Domino's Pizza, Inc.	597	250,597
Genuine Parts Co.	2,394	279,523
Lowe's Cos., Inc.	9,737	2,403,092
Lululemon Athletica, Inc.*	1,925	736,139
McDonald's Corp.	12,270	3,556,950
O'Reilly Automotive, Inc.*	986	1,169,199
Ross Stores, Inc.	5,660	856,188
Starbucks Corp.	19,339	1,764,684
Target Corp.	7,866	1,063,326
The Home Depot, Inc.	16,990	6,608,940
The TJX Cos., Inc.	19,307	2,332,479
Tractor Supply Co.	9,062	480,830
Ulta Beauty, Inc.*	815	354,468
Walgreens Boots Alliance, Inc.	12,991	121,206
Walmart, Inc.	74,378	6,720,052
Yum! Brands, Inc.	4,752	637,528
		40,036,100
Semiconductors — 11.4%
Advanced Micro Devices, Inc.*	27,823	3,360,740
Analog Devices, Inc.	8,467	1,798,899
Applied Materials, Inc.	14,144	2,300,239

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Broadcom, Inc.	79,921	$18,528,885
Intel Corp.	73,947	1,482,637
KLA Corp.	2,291	1,443,605
Lam Research Corp.	22,001	1,589,132
Microchip Technology, Inc.	9,259	531,004
Micron Technology, Inc.	18,926	1,592,812
Monolithic Power Systems, Inc.	829	490,519
NVIDIA Corp.	419,813	56,376,688
NXP Semiconductors N.V.	4,332	900,406
ON Semiconductor Corp.*	7,235	456,167
QUALCOMM, Inc.	19,045	2,925,693
Skyworks Solutions, Inc.	2,753	244,136
Teradyne, Inc.	2,754	346,784
Texas Instruments, Inc.	15,609	2,926,843
		97,295,189
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	695	131,334
Software — 10.7%
Adobe, Inc.*	7,538	3,351,998
Akamai Technologies, Inc.*	2,562	245,055
ANSYS, Inc.*	1,487	501,610
Autodesk, Inc.*	3,672	1,085,333
Broadridge Financial Solutions, Inc.	1,982	448,110
Cadence Design Systems, Inc.*	4,688	1,408,556
Dayforce, Inc.*	2,737	198,816
Electronic Arts, Inc.	4,063	594,417
Fair Isaac Corp.*	415	826,236
Fidelity National Information Services, Inc.	9,177	741,226
Fiserv, Inc.*	9,734	1,999,558
Intuit, Inc.	4,806	3,020,571
Jack Henry & Associates, Inc.	1,246	218,424
Microsoft Corp.	127,242	53,632,503
MSCI, Inc.	1,337	802,213
Oracle Corp.	27,483	4,579,767
Palantir Technologies, Inc., Class A*	35,144	2,657,941
Paychex, Inc.	5,517	773,594
Paycom Software, Inc.	835	171,150
PTC, Inc.*	2,063	379,324
Roper Technologies, Inc.	1,827	949,766
Salesforce, Inc.	16,379	5,475,991
ServiceNow, Inc.*	3,524	3,735,863
Synopsys, Inc.*	2,620	1,271,643
Take-Two Interactive Software, Inc.*	2,777	511,190
Tyler Technologies, Inc.*	725	418,064
Workday, Inc., Class A*	3,652	942,326
		90,941,245
Telecommunications — 1.8%
Arista Networks, Inc.*	17,711	1,957,597
AT&T, Inc.	123,021	2,801,188
Cisco Systems, Inc.	68,270	4,041,584
Corning, Inc.	13,277	630,923
Juniper Networks, Inc.	5,753	215,450
	Number of Shares	Value†

Telecommunications — (continued)
Motorola Solutions, Inc.	2,865	$1,324,289
T-Mobile US, Inc.	8,364	1,846,186
Verizon Communications, Inc.	71,966	2,877,920
		15,695,137
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,270	126,916
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	2,077	214,596
CSX Corp.	32,929	1,062,619
Expeditors International of Washington, Inc.	2,357	261,085
FedEx Corp.	3,839	1,080,026
J.B. Hunt Transport Services, Inc.	1,403	239,436
Norfolk Southern Corp.	3,854	904,534
Old Dominion Freight Line, Inc.	3,243	572,065
Union Pacific Corp.	10,408	2,373,440
United Parcel Service, Inc., Class B	12,491	1,575,115
		8,282,916
Water — 0.0%
American Water Works Co., Inc.	3,355	417,664
TOTAL COMMON STOCKS (Cost $367,081,309)		835,715,779

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Apartments — 0.3%
AvalonBay Communities, Inc.	2,416	531,448
Camden Property Trust	1,888	219,084
Equity Residential	5,882	422,092
Essex Property Trust, Inc.	1,085	309,702
Invitation Homes, Inc.	9,617	307,455
Mid-America Apartment Communities, Inc.	2,050	316,869
UDR, Inc.	5,040	218,786
		2,325,436
Diversified — 0.7%
American Tower Corp.	7,964	1,460,678
Crown Castle, Inc.	7,391	670,807
Digital Realty Trust, Inc.	5,318	943,041
Equinix, Inc.	1,654	1,559,540
SBA Communications Corp.	1,855	378,049
VICI Properties, Inc.	18,096	528,584
Weyerhaeuser Co.	12,301	346,273
		5,886,972
Healthcare — 0.3%
Alexandria Real Estate Equities, Inc.	2,673	260,751
Healthpeak Properties, Inc.	12,319	249,706
Ventas, Inc.	7,259	427,483
Welltower, Inc.	10,142	1,278,196
		2,216,136
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	11,991	210,082

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Industrial — 0.2%
Prologis, Inc.	15,796	$1,669,637
Office Property — 0.0%
BXP, Inc.	2,451	182,256
Regional Malls — 0.1%
Simon Property Group, Inc.	5,295	911,852
Single Tenant — 0.1%
Realty Income Corp.	15,091	806,010
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	3,605	539,308
Iron Mountain, Inc.	4,990	524,499
Public Storage	2,724	815,675
		1,879,482
Strip Centers — 0.1%
Federal Realty Investment Trust	1,351	151,244
Kimco Realty Corp.	11,743	275,139
Regency Centers Corp.	2,764	204,343
		630,726
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,807,485)		16,718,589

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $1,051,888)	1,051,888	1,051,888
TOTAL INVESTMENTS — 100.1% (Cost $380,940,682)		$853,486,256
Other Assets & Liabilities — (0.1)%		(1,043,830)
TOTAL NET ASSETS — 100.0%		$852,442,426

†	See Security Valuation Note.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S&P— Standards & Poor's
S.A.— Societe Anonyme.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$835,715,779	$835,715,779	$—	$—
Real Estate Investment Trusts	16,718,589	16,718,589	—	—
Short-Term Investments	1,051,888	1,051,888	—	—
Total Investments	$853,486,256	$853,486,256	$—	$—
LIABILITIES TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(1)
Futures Contracts	$(104,304)	$(104,304)	$—	$—
Total Liabilities—Other Financial Instruments	$(104,304)	$(104,304)	$—	$—
(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Index 500 Fund
Futures contracts held by the Fund at December 31, 2024 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	03/21/25	10	50	$5,936	$2,967,875	$—	$(104,304)
							$—	$(104,304)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.8%
Advertising — 2.3%
The Trade Desk, Inc., Class A*	26,448	$3,108,433
Aerospace & Defense — 3.9%
HEICO Corp., Class A	14,110	2,625,589
Howmet Aerospace, Inc.	24,118	2,637,785
		5,263,374
Apparel — 1.8%
On Holding AG, Class A*	43,071	2,358,999
Beverages — 0.5%
Brown-Forman Corp., Class B	17,516	665,258
Biotechnology — 1.7%
Illumina, Inc.*	9,572	1,279,106
Ionis Pharmaceuticals, Inc.*	28,387	992,410
		2,271,516
Building Materials — 3.0%
Martin Marietta Materials, Inc.	4,200	2,169,300
Trex Co., Inc.*	27,917	1,927,110
		4,096,410
Commercial Services — 7.4%
Booz Allen Hamilton Holding Corp.	11,514	1,481,852
Corpay, Inc.*	6,947	2,351,004
MarketAxess Holdings, Inc.	11,481	2,595,165
Paylocity Holding Corp.*	7,535	1,503,006
Rollins, Inc.	43,580	2,019,933
		9,950,960
Computers — 1.8%
ASGN, Inc.*	13,806	1,150,592
CyberArk Software Ltd.*	3,670	1,222,660
		2,373,252
Distribution & Wholesale — 6.1%
Copart, Inc.*	44,456	2,551,330
Fastenal Co.	41,834	3,008,283
Pool Corp.	7,837	2,671,947
		8,231,560
Diversified Financial Services — 2.4%
Blue Owl Capital, Inc.	77,612	1,805,255
LPL Financial Holdings, Inc.	4,493	1,467,010
		3,272,265
Electrical Components & Equipment — 4.2%
Generac Holdings, Inc.*	14,898	2,309,935
Novanta, Inc.*	13,378	2,043,757
Universal Display Corp.	8,972	1,311,706
		5,665,398
Electronics — 4.0%
Coherent Corp.*	25,464	2,412,205
Mettler-Toledo International, Inc.*	289	353,644
Trimble, Inc.*	37,925	2,679,780
		5,445,629
	Number of Shares	Value†

Entertainment — 1.5%
Vail Resorts, Inc.	10,747	$2,014,525
Hand & Machine Tools — 1.5%
Lincoln Electric Holdings, Inc.	10,716	2,008,928
Healthcare Products — 11.8%
Align Technology, Inc.*	9,310	1,941,228
Bio-Techne Corp.	32,587	2,347,241
GE HealthCare Technologies, Inc.	25,354	1,982,176
IDEXX Laboratories, Inc.*	7,341	3,035,063
Inspire Medical Systems, Inc.*	7,710	1,429,280
Insulet Corp.*	10,776	2,813,290
Repligen Corp.*	16,322	2,349,389
		15,897,667
Home Furnishings — 1.5%
SharkNinja, Inc.*	20,028	1,949,926
Insurance — 2.3%
Brown & Brown, Inc.	12,468	1,271,985
Kinsale Capital Group, Inc.	4,035	1,876,800
		3,148,785
Internet — 3.9%
CDW Corp.	7,501	1,305,474
Expedia Group, Inc.*	8,042	1,498,466
Pinterest, Inc., Class A*	85,399	2,476,571
		5,280,511
Machinery — Construction & Mining — 0.5%
BWX Technologies, Inc.	6,038	672,573
Media — 1.5%
FactSet Research Systems, Inc.	4,165	2,000,366
Office & Business Equipment — 1.6%
Zebra Technologies Corp., Class A*	5,498	2,123,438
Pharmaceuticals — 1.8%
Cencora, Inc.	10,484	2,355,545
Real Estate — 3.7%
CoStar Group, Inc.*	70,204	5,025,904
Retail — 6.1%
Boot Barn Holdings, Inc.*	9,331	1,416,633
Casey's General Stores, Inc.	3,695	1,464,070
Floor & Decor Holdings, Inc., Class A*	27,156	2,707,453
National Vision Holdings, Inc.*	51,629	537,974
Tractor Supply Co.	39,382	2,089,609
		8,215,739
Semiconductors — 6.2%
Impinj, Inc.*	7,200	1,045,872
Lattice Semiconductor Corp.*	23,281	1,318,869
Monolithic Power Systems, Inc.	3,931	2,325,973
Onto Innovation, Inc.*	8,485	1,414,195
Teradyne, Inc.	17,445	2,196,674
		8,301,583

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 14.3%
Appfolio, Inc., Class A*	4,638	$1,144,287
Bentley Systems, Inc., Class B	14,727	687,751
Cloudflare, Inc., Class A*	14,322	1,542,193
Datadog, Inc., Class A*	21,277	3,040,271
HubSpot, Inc.*	3,895	2,713,919
Monday.com Ltd.*	5,025	1,183,086
MongoDB, Inc.*	7,724	1,798,224
Tyler Technologies, Inc.*	3,476	2,004,401
Veeva Systems, Inc., Class A*	12,357	2,598,059
Waystar Holding Corp.*	8,861	325,199
Workiva, Inc.*	19,502	2,135,469
		19,172,859
Transportation — 1.5%
Old Dominion Freight Line, Inc.	11,324	1,997,554
TOTAL COMMON STOCKS (Cost $115,850,632)		132,868,957

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $611,375)	611,375	611,375
TOTAL INVESTMENTS — 99.3% (Cost $116,462,007)		$133,480,332
Other Assets & Liabilities — 0.7%		1,005,970
TOTAL NET ASSETS — 100.0%		$134,486,302

†	See Security Valuation Note.
*	Non-income producing security.
AG— Aktiengesellschaft.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$132,868,957	$132,868,957	$—	$—
Short-Term Investments	611,375	611,375	—	—
Total Investments	$133,480,332	$133,480,332	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 92.1%
Aerospace & Defense — 1.3%
L3Harris Technologies, Inc.	5,560	$1,169,157
Banks — 6.1%
Columbia Banking System, Inc.	18,451	498,362
Cullen/Frost Bankers, Inc.	9,553	1,282,490
Popular, Inc.	4,157	391,007
The PNC Financial Services Group, Inc.	7,619	1,469,324
Wintrust Financial Corp.	14,200	1,770,882
		5,412,065
Biotechnology — 1.4%
Corteva, Inc.	22,220	1,265,651
Building Materials — 2.2%
Fortune Brands Innovations, Inc.	13,849	946,302
Martin Marietta Materials, Inc.	1,862	961,723
		1,908,025
Chemicals — 1.5%
Westlake Corp.	11,251	1,289,927
Commercial Services — 3.1%
MarketAxess Holdings, Inc.	1,561	352,848
Robert Half, Inc.	13,133	925,351
TransUnion	15,384	1,426,251
		2,704,450
Distribution & Wholesale — 1.7%
LKQ Corp.	40,027	1,470,992
Diversified Financial Services — 4.7%
Ally Financial, Inc.	44,760	1,611,807
Jefferies Financial Group, Inc.	14,742	1,155,773
Lazard, Inc.	27,616	1,421,672
		4,189,252
Electric — 5.7%
Alliant Energy Corp.	40,264	2,381,213
Entergy Corp.	34,633	2,625,874
		5,007,087
Electrical Components & Equipment — 1.5%
AMETEK, Inc.	7,119	1,283,271
Electronics — 3.9%
Arrow Electronics, Inc.*	7,485	846,703
Keysight Technologies, Inc.*	6,415	1,030,442
Vontier Corp.	42,126	1,536,335
		3,413,480
Environmental Control — 1.6%
Waste Connections, Inc.	8,415	1,443,846
Food — 2.3%
Lamb Weston Holdings, Inc.	12,717	849,877
The Hershey Co.	7,118	1,205,433
		2,055,310
Hand & Machine Tools — 1.4%
Lincoln Electric Holdings, Inc.	6,486	1,215,930
	Number of Shares	Value†

Healthcare Products — 4.7%
Avantor, Inc.*	51,749	$1,090,351
Globus Medical, Inc., Class A*	15,146	1,252,726
Teleflex, Inc.	6,838	1,217,027
Zimmer Biomet Holdings, Inc.	5,286	558,360
		4,118,464
Healthcare Services — 3.1%
Humana, Inc.	1,265	320,943
ICON PLC*	5,247	1,100,349
Labcorp Holdings, Inc.	5,866	1,345,191
		2,766,483
Home Builders — 0.8%
Toll Brothers, Inc.	5,822	733,281
Home Furnishings — 0.9%
SharkNinja, Inc.*	7,707	750,354
Insurance — 4.3%
Axis Capital Holdings Ltd.	17,472	1,548,369
RenaissanceRe Holdings Ltd.	2,660	661,834
The Hartford Financial Services Group, Inc.	14,883	1,628,200
		3,838,403
Leisure Time — 0.7%
Brunswick Corp.	10,057	650,487
Machinery — Construction & Mining — 1.3%
BWX Technologies, Inc.	10,499	1,169,484
Media — 2.2%
Fox Corp., Class B	42,751	1,955,431
Mining — 2.0%
Freeport-McMoRan, Inc.	47,245	1,799,090
Miscellaneous Manufacturing — 3.1%
3M Co.	11,521	1,487,246
Carlisle Cos., Inc.	3,284	1,211,270
		2,698,516
Oil & Gas — 5.9%
ConocoPhillips	17,093	1,695,113
Expand Energy Corp.	25,979	2,586,209
HF Sinclair Corp.	27,474	962,964
		5,244,286
Oil & Gas Services — 0.6%
Baker Hughes Co.	12,931	530,430
Packaging and Containers — 2.6%
Ball Corp.	25,286	1,394,017
Graphic Packaging Holding Co.	33,614	912,956
		2,306,973
Pharmaceuticals — 1.1%
Cardinal Health, Inc.	8,325	984,598

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — 1.5%
CBRE Group, Inc., Class A*	10,097	$1,325,635
Retail — 9.9%
AutoZone, Inc.*	383	1,226,366
Bath & Body Works, Inc.	38,126	1,478,145
Burlington Stores, Inc.*	2,349	669,606
Casey's General Stores, Inc.	5,894	2,335,380
MSC Industrial Direct Co., Inc., Class A	12,293	918,164
O'Reilly Automotive, Inc.*	889	1,054,176
Target Corp.	8,261	1,116,722
		8,798,559
Semiconductors — 2.3%
Microchip Technology, Inc.	16,327	936,354
Teradyne, Inc.	8,820	1,110,614
		2,046,968
Software — 1.7%
Fidelity National Information Services, Inc.	12,108	977,963
Nice Ltd., ADR*	3,135	532,449
		1,510,412
Transportation — 3.9%
Canadian Pacific Kansas City Ltd.	14,069	1,018,174
Kirby Corp.*	7,890	834,762
Landstar System, Inc.	9,233	1,586,783
		3,439,719
Trucking and Leasing — 1.1%
GATX Corp.	6,489	1,005,535
TOTAL COMMON STOCKS (Cost $64,880,165)		81,501,551

REAL ESTATE INVESTMENT TRUSTS — 7.0%
Diversified — 2.6%
Lamar Advertising Co., Class A	13,706	1,668,568
PotlatchDeltic Corp.	16,810	659,793
		2,328,361
Industrial — 1.1%
STAG lndustrial, Inc.	28,268	956,024
Manufactured Homes — 1.3%
Equity LifeStyle Properties, Inc.	16,440	1,094,904
Single Tenant — 2.0%
Agree Realty Corp.	24,993	1,760,757
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,338,837)		6,140,046

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $713,550)	713,550	$713,550
TOTAL INVESTMENTS — 99.9% (Cost $70,932,552)		$88,355,147
Other Assets & Liabilities — 0.1%		113,038
TOTAL NET ASSETS — 100.0%		$88,468,185

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Country Weightings as of 12/31/2024††
United States	92%
Canada	3
Bermuda	3
Ireland	1
Israel	1
Total	100%
††	% of total investments as of December 31, 2024.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$81,501,551	$81,501,551	$—	$—
Real Estate Investment Trusts	6,140,046	6,140,046	—	—
Short-Term Investments	713,550	713,550	—	—
Total Investments	$88,355,147	$88,355,147	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 85.4%
Advertising — 1.5%
Omnicom Group, Inc.	4,880	$419,875
The Interpublic Group of Cos., Inc.	26,847	752,253
		1,172,128
Aerospace & Defense — 1.0%
L3Harris Technologies, Inc.	3,464	728,410
Airlines — 1.2%
Southwest Airlines Co.	28,042	942,772
Auto Manufacturers — 0.3%
Cummins, Inc.	602	209,857
Auto Parts & Equipment — 1.0%
Aptiv PLC*	3,364	203,455
BorgWarner, Inc.	16,430	522,309
		725,764
Banks — 9.3%
Commerce Bancshares, Inc.	16,321	1,016,962
First Hawaiian, Inc.	16,119	418,288
Northern Trust Corp.	12,103	1,240,557
The Bank of New York Mellon Corp.	13,280	1,020,302
The PNC Financial Services Group, Inc.	1,643	316,853
Truist Financial Corp.	30,305	1,314,631
US Bancorp	28,003	1,339,383
Westamerica BanCorp	7,548	395,968
		7,062,944
Beverages — 1.9%
Heineken N.V.	8,988	640,568
Pernod Ricard S.A.	6,784	766,503
		1,407,071
Building Materials — 0.7%
Mohawk Industries, Inc.*	4,586	546,330
Chemicals — 1.3%
Akzo Nobel N.V.	9,278	556,894
PPG Industries, Inc.	3,561	425,361
		982,255
Commercial Services — 1.0%
ABM Industries, Inc.	7,808	399,614
Edenred SE	11,306	371,696
		771,310
Computers — 3.2%
Amdocs Ltd.	11,356	966,850
Cognizant Technology Solutions Corp., Class A	7,060	542,914
HP, Inc.	27,601	900,620
		2,410,384
Cosmetics & Personal Care — 1.8%
Kenvue, Inc.	37,395	798,383
The Estee Lauder Cos., Inc., Class A	7,563	567,074
		1,365,457
	Number of Shares	Value†

Distribution & Wholesale — 0.9%
Bunzl PLC	17,223	$709,160
Diversified Financial Services — 1.2%
T. Rowe Price Group, Inc.	8,059	911,392
Electric — 8.9%
Duke Energy Corp.	4,053	436,670
Edison International	17,198	1,373,088
Evergy, Inc.	17,978	1,106,546
Eversource Energy	17,811	1,022,886
Northwestern Energy Group, Inc.	21,602	1,154,843
WEC Energy Group, Inc.	6,945	653,108
Xcel Energy, Inc.	15,787	1,065,938
		6,813,079
Electrical Components & Equipment — 1.0%
Emerson Electric Co.	6,093	755,106
Electronics — 0.8%
TE Connectivity PLC	4,399	628,925
Engineering & Construction — 1.1%
Vinci S.A.	8,242	848,568
Environmental Control — 0.4%
Republic Services, Inc.	1,500	301,770
Food — 4.6%
Conagra Brands, Inc.	52,610	1,459,928
General Mills, Inc.	14,525	926,259
Koninklijke Ahold Delhaize N.V.	34,721	1,132,561
		3,518,748
Gas — 2.0%
ONE Gas, Inc.	10,027	694,370
Spire, Inc.	12,429	843,059
		1,537,429
Healthcare Products — 6.9%
DENTSPLY SIRONA, Inc.	18,351	348,302
Envista Holdings Corp.*	26,750	516,008
GE HealthCare Technologies, Inc.	9,508	743,335
Hologic, Inc.*	8,110	584,650
Medtronic PLC	8,554	683,294
Teleflex, Inc.	827	147,189
Zimmer Biomet Holdings, Inc.	21,391	2,259,531
		5,282,309
Healthcare Services — 5.2%
Centene Corp.*	9,965	603,680
ICON PLC*	1,668	349,796
IQVIA Holdings, Inc.*	1,705	335,049
Labcorp Holdings, Inc.	5,084	1,165,863
Quest Diagnostics, Inc.	6,729	1,015,137
Universal Health Services, Inc., Class B	2,800	502,376
		3,971,901
Household Products & Wares — 2.0%
Kimberly-Clark Corp.	8,318	1,089,991

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Household Products & Wares — (continued)
Reckitt Benckiser Group PLC	6,928	$419,357
		1,509,348
Insurance — 4.5%
Reinsurance Group of America, Inc.	1,501	320,659
The Allstate Corp.	5,312	1,024,101
The Hanover Insurance Group, Inc.	4,996	772,681
Willis Towers Watson PLC	4,151	1,300,259
		3,417,700
Internet — 0.8%
F5, Inc.*	2,462	619,119
Iron & Steel — 0.5%
Reliance, Inc.	1,412	380,195
Machinery — Construction & Mining — 1.8%
Oshkosh Corp.	10,326	981,693
The Weir Group PLC	14,402	392,320
		1,374,013
Machinery — Diversified — 0.4%
Dover Corp.	1,568	294,157
Media — 0.3%
Fox Corp., Class B	5,473	250,335
Metal Fabricate/Hardware — 0.5%
The Timken Co.	5,385	384,327
Oil & Gas — 2.6%
Coterra Energy, Inc.	24,133	616,357
EQT Corp.	12,882	593,989
Occidental Petroleum Corp.	15,475	764,620
		1,974,966
Oil & Gas Services — 1.0%
Baker Hughes Co.	19,083	782,785
Packaging and Containers — 1.5%
Graphic Packaging Holding Co.	32,744	889,327
Packaging Corp. of America	1,262	284,114
		1,173,441
Pharmaceuticals — 5.4%
Becton Dickinson & Co.	5,173	1,173,598
Cardinal Health, Inc.	7,077	836,997
Cencora, Inc.	2,531	568,665
Henry Schein, Inc.*	21,783	1,507,384
		4,086,644
Retail — 3.4%
Beacon Roofing Supply, Inc.*	9,430	957,899
Dollar Tree, Inc.*	8,993	673,936
MSC Industrial Direct Co., Inc., Class A	13,139	981,352
		2,613,187
Semiconductors — 0.8%
ON Semiconductor Corp.*	9,098	573,629
	Number of Shares	Value†

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	583	$110,170
Transportation — 2.5%
CSX Corp.	20,549	663,116
Norfolk Southern Corp.	5,272	1,237,339
		1,900,455
TOTAL COMMON STOCKS (Cost $64,922,289)		65,047,540

REAL ESTATE INVESTMENT TRUSTS — 8.9%
Apartments — 1.8%
Equity Residential	12,905	926,063
Essex Property Trust, Inc.	1,546	441,290
		1,367,353
Diversified — 1.5%
American Tower Corp.	2,742	502,910
VICI Properties, Inc.	21,034	614,403
		1,117,313
Healthcare — 1.6%
Healthpeak Properties, Inc.	27,034	547,979
Ventas, Inc.	11,571	681,416
		1,229,395
Single Tenant — 2.3%
Agree Realty Corp.	8,492	598,262
Realty Income Corp.	21,688	1,158,356
		1,756,618
Storage & Warehousing — 1.0%
Public Storage	2,461	736,922
Strip Centers — 0.7%
Regency Centers Corp.	7,851	580,425
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,230,223)		6,788,026

PREFERRED STOCKS — 0.7%
Household Products & Wares — 0.7%
Henkel AG & Co., KGaA (Cost $428,447)	6,222	545,897

MASTER LIMITED PARTNERSHIP — 2.4%
Diversified Financial Services — 0.4%
AllianceBernstein Holding LP	8,858	328,543
Pipelines — 2.0%
Enterprise Products Partners LP	47,703	1,495,966
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,340,664)		1,824,509

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Mid Core Value Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $1,728,659)	1,728,659	$1,728,659
TOTAL INVESTMENTS — 99.7% (Cost $75,650,282)		$75,934,631
Other Assets & Liabilities — 0.3%		240,952
TOTAL NET ASSETS — 100.0%		$76,175,583

†	See Security Valuation Note.
*	Non-income producing security.
AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 12/31/2024††
United States	88%
United Kingdom	4
Netherlands	3
France	3
Ireland	1
Germany	1
Total	100%
††	% of total investments as of December 31, 2024.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Advertising	$1,172,128	$1,172,128	$—	$—
Aerospace & Defense	728,410	728,410	—	—
Airlines	942,772	942,772	—	—
Auto Manufacturers	209,857	209,857	—	—
Auto Parts & Equipment	725,764	725,764	—	—
Banks	7,062,944	7,062,944	—	—
Beverages	1,407,071	—	1,407,071	—
Building Materials	546,330	546,330	—	—
Chemicals	982,255	425,361	556,894	—
Commercial Services	771,310	399,614	371,696	—
Computers	2,410,384	2,410,384	—	—
Cosmetics & Personal Care	1,365,457	1,365,457	—	—
Distribution & Wholesale	709,160	—	709,160	—
Diversified Financial Services	911,392	911,392	—	—
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Electric	$6,813,079	$6,813,079	$—	$—
Electrical Components & Equipment	755,106	755,106	—	—
Electronics	628,925	628,925	—	—
Engineering & Construction	848,568	—	848,568	—
Environmental Control	301,770	301,770	—	—
Food	3,518,748	3,518,748	—	—
Gas	1,537,429	1,537,429	—	—
Healthcare Products	5,282,309	5,282,309	—	—
Healthcare Services	3,971,901	3,971,901	—	—
Household Products & Wares	1,509,348	1,089,991	419,357	—
Insurance	3,417,700	3,417,700	—	—
Internet	619,119	619,119	—	—
Iron & Steel	380,195	380,195	—	—
Machinery — Construction & Mining	1,374,013	981,693	392,320	—
Machinery — Diversified	294,157	294,157	—	—
Media	250,335	250,335	—	—
Metal Fabricate/Hardware	384,327	384,327	—	—
Oil & Gas	1,974,966	1,974,966	—	—
Oil & Gas Services	782,785	782,785	—	—
Packaging and Containers	1,173,441	1,173,441	—	—
Pharmaceuticals	4,086,644	4,086,644	—	—
Retail	2,613,187	2,613,187	—	—
Semiconductors	573,629	573,629	—	—
Shipbuilding	110,170	110,170	—	—
Transportation	1,900,455	1,900,455	—	—
Total Common Stocks	65,047,540	60,342,474	4,705,066	—
Real Estate Investment Trusts	6,788,026	6,788,026	—	—
Preferred Stocks	545,897	545,897	—	—
Master Limited Partnership	1,824,509	1,824,509	—	—
Short-Term Investments	1,728,659	1,728,659	—	—
Total Investments	$75,934,631	$71,229,565	$4,705,066	$—
Other Financial Instruments(1)
Forward Foreign Currency Contracts	$69,824	$—	$69,824	$—
Total Assets—Other Financial Instruments	$69,824	$—	$69,824	$—
LIABILITIES TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(1)
Forward Foreign Currency Contracts	$(542)	$—	$(542)	$—
Total Liabilities—Other Financial Instruments	$(542)	$—	$(542)	$—

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Mid Core Value Fund
(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held at December 31, 2024 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Euro	Bank of America	03/28/25	(983,086)	0.96160	$(1,036,616)	$(1,022,343)	$14,273	$—
Buy	Pound Sterling	Bank of America	03/28/25	28,895	0.79931	36,692	36,150	—	(542)
Sell	Pound Sterling	Bank of America	03/28/25	(538,378)	0.79931	(681,625)	(673,551)	8,075	—
Sell	Euro	Goldman Sachs	03/28/25	(983,086)	0.96160	(1,035,828)	(1,022,343)	13,485	—
Sell	Pound Sterling	Goldman Sachs	03/28/25	(510,376)	0.79931	(645,889)	(638,518)	7,371	—
Sell	Euro	JPMorgan	03/28/25	(983,086)	0.96160	(1,035,380)	(1,022,343)	13,037	—
Sell	Euro	UBS Securities	03/28/25	(983,086)	0.96160	(1,035,927)	(1,022,343)	13,583	—
	Total							$69,824	$(542)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.2%
Aerospace & Defense — 2.8%
Loar Holdings, Inc.*	16,305	$1,205,103
Moog, Inc., Class A	4,341	854,482
		2,059,585
Apparel — 1.8%
Birkenstock Holding PLC*	12,447	705,247
On Holding AG, Class A*	11,113	608,659
		1,313,906
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	339	427,137
Biotechnology — 6.9%
Blueprint Medicines Corp.*	5,801	505,962
Crinetics Pharmaceuticals, Inc.*	4,060	207,588
Exelixis, Inc.*	18,701	622,743
Insmed, Inc.*	12,499	862,931
Intra-Cellular Therapies, Inc.*	6,369	531,939
REVOLUTION Medicines, Inc.*	12,372	541,151
Roivant Sciences Ltd.*	42,774	506,016
Sarepta Therapeutics, Inc.*	7,689	934,906
Ultragenyx Pharmaceutical, Inc.*	9,502	399,749
		5,112,985
Building Materials — 5.7%
AAON, Inc.	9,439	1,110,782
Lennox International, Inc.	421	256,515
Modine Manufacturing Co.*	8,050	933,236
SPX Technologies, Inc.*	8,155	1,186,716
Trex Co., Inc.*	10,712	739,449
		4,226,698
Chemicals — 1.2%
RPM International, Inc.	7,138	878,402
Commercial Services — 3.5%
Morningstar, Inc.	1,803	607,178
Paylocity Holding Corp.*	2,809	560,311
Shift4 Payments, Inc., Class A*	5,416	562,073
Toast, Inc., Class A*	24,259	884,241
		2,613,803
Computers — 2.8%
CyberArk Software Ltd.*	2,986	994,786
Parsons Corp.*	5,794	534,496
Varonis Systems, Inc.*	12,377	549,910
		2,079,192
Distribution & Wholesale — 3.2%
Pool Corp.	2,577	878,602
SiteOne Landscape Supply, Inc.*	4,011	528,529
Watsco, Inc.	1,122	531,705
WESCO International, Inc.	2,583	467,420
		2,406,256
Diversified Financial Services — 3.8%
Hamilton Lane, Inc., Class A	9,025	1,336,151
Houlihan Lokey, Inc.	3,942	684,568
	Number of Shares	Value†

Diversified Financial Services — (continued)
Jefferies Financial Group, Inc.	10,446	$818,966
		2,839,685
Electrical Components & Equipment — 1.5%
Novanta, Inc.*	7,314	1,117,360
Electronics — 4.7%
Badger Meter, Inc.	5,096	1,080,964
Celestica, Inc.*	7,868	726,216
Hubbell, Inc.	1,507	631,267
nVent Electric PLC	15,457	1,053,549
		3,491,996
Engineering & Construction — 1.4%
EMCOR Group, Inc.	1,503	682,211
TopBuild Corp.*	1,267	394,468
		1,076,679
Entertainment — 0.7%
Churchill Downs, Inc.	3,837	512,393
Environmental Control — 1.5%
Casella Waste Systems, Inc., Class A*	5,144	544,287
Tetra Tech, Inc.	13,767	548,477
		1,092,764
Hand & Machine Tools — 1.1%
Lincoln Electric Holdings, Inc.	4,275	801,434
Healthcare Products — 6.4%
Bio-Techne Corp.	5,594	402,936
Bruker Corp.	12,705	744,767
Exact Sciences Corp.*	10,002	562,012
Glaukos Corp.*	4,317	647,291
Globus Medical, Inc., Class A*	12,739	1,053,643
Lantheus Holdings, Inc.*	2,474	221,324
Natera, Inc.*	7,181	1,136,752
		4,768,725
Healthcare Services — 1.7%
Encompass Health Corp.	5,753	531,290
The Ensign Group, Inc.	5,314	706,018
		1,237,308
Home Furnishings — 0.6%
SharkNinja, Inc.*	4,834	470,638
Household Products & Wares — 0.8%
Avery Dennison Corp.	3,189	596,758
Insurance — 1.6%
Kinsale Capital Group, Inc.	2,591	1,205,152
Internet — 1.2%
Wix.com Ltd.*	4,059	870,858
Leisure Time — 1.8%
Amer Sports, Inc.*	24,226	677,359

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — (continued)
Viking Holdings Ltd.*	14,944	$658,433
		1,335,792
Machinery — Diversified — 6.0%
Applied Industrial Technologies, Inc.	5,639	1,350,371
Crane Co.	4,530	687,428
Esab Corp.	5,925	710,644
IDEX Corp.	2,511	525,527
Nordson Corp.	3,007	629,185
Watts Water Technologies, Inc., Class A	2,592	526,954
		4,430,109
Media — 1.3%
Liberty Media Corp.-Liberty Formula One, Class C*	10,619	983,957
Metal Fabricate/Hardware — 1.2%
RBC Bearings, Inc.*	2,997	896,523
Miscellaneous Manufacturing — 1.3%
Federal Signal Corp.	10,198	942,193
Office & Business Equipment — 0.9%
Zebra Technologies Corp., Class A*	1,646	635,718
Oil & Gas — 0.6%
Expand Energy Corp.	1,891	188,249
Noble Corp. PLC	8,520	267,528
		455,777
Pharmaceuticals — 3.1%
Madrigal Pharmaceuticals, Inc.*	1,440	444,341
Neurocrine Biosciences, Inc.*	8,386	1,144,689
Vaxcyte, Inc.*	8,507	696,383
		2,285,413
Retail — 10.1%
BJ's Wholesale Club Holdings, Inc.*	8,484	758,045
Casey's General Stores, Inc.	1,707	676,365
Cava Group, Inc.*	7,546	851,189
Dick's Sporting Goods, Inc.	3,678	841,674
Dutch Bros, Inc., Class A*	11,968	626,884
Floor & Decor Holdings, Inc., Class A*	8,172	814,748
Freshpet, Inc.*	3,926	581,480
Ollie's Bargain Outlet Holdings, Inc.*	5,158	565,987
Texas Roadhouse, Inc.	5,610	1,012,212
Wingstop, Inc.	2,669	758,530
		7,487,114
Semiconductors — 5.9%
Astera Labs, Inc.*	8,788	1,163,971
Lattice Semiconductor Corp.*	18,865	1,068,702
MACOM Technology Solutions Holdings, Inc.*	7,735	1,004,854
MKS Instruments, Inc.	5,595	584,062
Onto Innovation, Inc.*	3,112	518,677
		4,340,266
	Number of Shares	Value†

Software — 11.5%
BILL Holdings, Inc.*	6,763	$572,894
Gitlab, Inc., Class A*	15,109	851,392
Guidewire Software, Inc.*	5,515	929,719
Klaviyo, Inc., Class A*	18,790	774,900
Manhattan Associates, Inc.*	4,267	1,153,114
Monday.com Ltd.*	3,015	709,852
MongoDB, Inc.*	2,471	575,273
Nutanix, Inc., Class A*	11,811	722,597
Onestream, Inc.*	14,864	423,921
Procore Technologies, Inc.*	13,158	985,929
ServiceTitan, Inc., Class A*	503	51,744
SPS Commerce, Inc.*	4,060	746,999
		8,498,334
TOTAL COMMON STOCKS (Cost $64,409,049)		73,490,910

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $691,807)	691,807	691,807
TOTAL INVESTMENTS — 100.2% (Cost $65,100,856)		$74,182,717
Other Assets & Liabilities — (0.2)%		(123,510)
TOTAL NET ASSETS — 100.0%		$74,059,207

†	See Security Valuation Note.
*	Non-income producing security.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 12/31/2024††
United States	91%
Israel	3
United Kingdom	2
Canada	1
Finland	1
Bermuda	1
Switzerland	1
Total	100%
††	% of total investments as of December 31, 2024.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
SMID Cap Growth Fund
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$73,490,910	$73,490,910	$—	$—
Short-Term Investments	691,807	691,807	—	—
Total Investments	$74,182,717	$74,182,717	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.4%
Apparel — 4.2%
Crocs, Inc.*	5,711	$625,526
PVH Corp.	4,709	497,977
Tapestry, Inc.	14,995	979,623
		2,103,126
Auto Parts & Equipment — 2.3%
Adient PLC*	26,529	457,095
BorgWarner, Inc.	22,446	713,558
		1,170,653
Banks — 12.0%
BankUnited, Inc.	14,331	547,014
Comerica, Inc.	10,184	629,881
First Bancorp	28,129	522,918
First Citizens BancShares, Inc., Class A	345	728,992
First Hawaiian, Inc.	25,575	663,671
Texas Capital Bancshares, Inc.*	6,545	511,819
Walker & Dunlop, Inc.	5,051	491,008
Webster Financial Corp.	10,692	590,412
Wintrust Financial Corp.	5,954	742,523
Zions Bancorp NA	11,375	617,094
		6,045,332
Building Materials — 0.5%
Builders FirstSource, Inc.*	1,900	271,567
Chemicals — 1.8%
Avient Corp.	13,300	543,438
Element Solutions, Inc.	15,181	386,053
		929,491
Commercial Services — 5.6%
ABM Industries, Inc.	11,428	584,885
ADT, Inc.	87,766	606,463
AMN Healthcare Services, Inc.*	6,857	164,019
Herc Holdings, Inc.	1,376	260,518
Robert Half, Inc.	9,089	640,411
WillScot Holdings Corp.*	17,073	571,092
		2,827,388
Computers — 3.6%
Lumentum Holdings, Inc.*	7,952	667,570
NCR Atleos Corp.*	21,900	742,848
WNS Holdings Ltd.*	8,128	385,186
		1,795,604
Distribution & Wholesale — 1.2%
Core & Main, Inc., Class A*	11,960	608,884
Diversified Financial Services — 3.8%
Cboe Global Markets, Inc.	3,159	617,268
Invesco Ltd.	37,868	661,933
Stifel Financial Corp.	5,902	626,084
		1,905,285
Electric — 2.8%
IDACORP, Inc.	6,265	684,639
Portland General Electric Co.	4,026	175,614
	Number of Shares	Value†

Electric — (continued)
TXNM Energy, Inc.	11,197	$550,557
		1,410,810
Electrical Components & Equipment — 0.8%
Belden, Inc.	3,712	418,008
Electronics — 2.4%
Avnet, Inc.	9,724	508,759
TD SYNNEX Corp.	5,960	698,989
		1,207,748
Engineering & Construction — 2.5%
Fluor Corp.*	12,581	620,495
MasTec, Inc.*	4,744	645,848
		1,266,343
Environmental Control — 1.6%
Pentair PLC	7,870	792,037
Food — 1.2%
Nomad Foods Ltd.	35,245	591,411
Hand & Machine Tools — 1.2%
Regal Rexnord Corp.	4,013	622,537
Healthcare Products — 2.7%
Avantor, Inc.*	25,774	543,058
Integra LifeSciences Holdings Corp.*	14,140	320,695
Teleflex, Inc.	2,910	517,922
		1,381,675
Healthcare Services — 3.7%
Encompass Health Corp.	8,226	759,671
ICON PLC*	3,480	729,791
Pediatrix Medical Group, Inc.*	28,797	377,817
		1,867,279
Home Builders — 0.9%
Taylor Morrison Home Corp.*	7,365	450,812
Home Furnishings — 1.1%
MillerKnoll, Inc.	24,069	543,719
Insurance — 3.2%
American Financial Group, Inc.	5,164	707,106
Kemper Corp.	4,320	287,021
The Hanover Insurance Group, Inc.	3,939	609,206
		1,603,333
Internet — 3.7%
Criteo S.A., ADR*	13,703	542,091
F5, Inc.*	3,670	922,895
Gen Digital, Inc.	15,067	412,534
		1,877,520
Leisure Time — 2.0%
Brunswick Corp.	7,920	512,265
Viking Holdings Ltd.*	11,011	485,145
		997,410

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Construction & Mining — 1.1%
Oshkosh Corp.	5,845	$555,684
Machinery — Diversified — 2.6%
Gates Industrial Corp. PLC*	30,750	632,528
The Middleby Corp.*	5,158	698,651
		1,331,179
Media — 1.0%
Nexstar Media Group, Inc.	3,094	488,759
Mining — 1.5%
Cameco Corp.	14,481	744,179
Miscellaneous Manufacturing — 1.3%
John Bean Technologies Corp.	5,353	680,366
Oil & Gas — 3.9%
HF Sinclair Corp.	4,996	175,110
Magnolia Oil & Gas Corp., Class A	24,541	573,768
Matador Resources Co.	11,950	672,307
Northern Oil & Gas, Inc.	15,230	565,947
		1,987,132
Packaging and Containers — 1.3%
Graphic Packaging Holding Co.	24,560	667,050
Real Estate — 1.5%
Jones Lang LaSalle, Inc.*	3,020	764,483
Retail — 6.5%
AutoNation, Inc.*	4,000	679,360
Bath & Body Works, Inc.	22,615	876,783
BJ's Wholesale Club Holdings, Inc.*	8,660	773,771
Dine Brands Global, Inc.	7,507	225,961
Group 1 Automotive, Inc.	1,746	735,904
		3,291,779
Semiconductors — 2.7%
Amkor Technology, Inc.	19,741	507,146
FormFactor, Inc.*	14,123	621,412
Synaptics, Inc.*	3,049	232,700
		1,361,258
Software — 1.5%
ACI Worldwide, Inc.*	8,671	450,111
Commvault Systems, Inc.*	1,890	285,220
		735,331
Telecommunications — 0.8%
Calix, Inc.*	11,021	384,302
Transportation — 2.9%
ArcBest Corp.	6,371	594,542
C.H. Robinson Worldwide, Inc.	8,400	867,888
		1,462,430
TOTAL COMMON STOCKS (Cost $44,039,182)		47,141,904
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 6.6%
Apartments — 1.4%
Independence Realty Trust, Inc.	36,070	$715,629
Diversified — 0.5%
Broadstone Net Lease, Inc.	17,428	276,408
Hotels & Resorts — 0.9%
Ryman Hospitality Properties, Inc.	4,263	444,801
Industrial — 1.9%
First Industrial Realty Trust, Inc.	8,977	450,017
STAG lndustrial, Inc.	15,297	517,345
		967,362
Office Property — 1.3%
COPT Defense Properties	20,650	639,117
Storage & Warehousing — 0.6%
CubeSmart	7,300	312,805
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,405,969)		3,356,122

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $150,556)	150,556	150,556
TOTAL INVESTMENTS — 100.3% (Cost $47,595,707)		$50,648,582
Other Assets & Liabilities — (0.3)%		(168,551)
TOTAL NET ASSETS — 100.0%		$50,480,031

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
NA— National Association.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 12/31/2024††
United States	91%
United Kingdom	3
Canada	1
Ireland	1
France	1
Puerto Rico	1
Bermuda	1
India	1
Total	100%
††	% of total investments as of December 31, 2024.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
SMID Cap Value Fund
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$47,141,904	$47,141,904	$—	$—
Real Estate Investment Trusts	3,356,122	3,356,122	—	—
Short-Term Investments	150,556	150,556	—	—
Total Investments	$50,648,582	$50,648,582	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.9%
Aerospace & Defense — 1.3%
Loar Holdings, Inc.*	11,557	$854,178
Standardaero, Inc.*	19,688	487,475
		1,341,653
Apparel — 0.8%
On Holding AG, Class A*	15,590	853,864
Banks — 1.1%
Walker & Dunlop, Inc.	11,345	1,102,847
Biotechnology — 7.3%
89bio, Inc.*	23,881	186,749
Arcellx, Inc.*	4,830	370,413
Avidity Biosciences, Inc.*	11,120	323,370
Biohaven Ltd.*	14,235	531,677
Bridgebio Pharma, Inc.*	11,714	321,432
Crinetics Pharmaceuticals, Inc.*	7,474	382,146
Disc Medicine, Inc.*	3,336	211,502
Dyne Therapeutics, Inc.*	10,094	237,815
Edgewise Therapeutics, Inc.*	6,245	166,741
Ideaya Biosciences, Inc.*	15,051	386,811
Insmed, Inc.*	11,550	797,412
Janux Therapeutics, Inc.*	6,311	337,891
Ligand Pharmaceuticals, Inc.*	8,452	905,632
NeoGenomics, Inc.*	34,257	564,555
REVOLUTION Medicines, Inc.*	12,698	555,410
Rocket Pharmaceuticals, Inc.*	7,423	93,307
Soleno Therapeutics, Inc.*	7,509	337,530
Structure Therapeutics, Inc., ADR*	4,533	122,935
Travere Therapeutics, Inc.*	10,625	185,087
Xenon Pharmaceuticals, Inc.*	8,558	335,474
		7,353,889
Building Materials — 2.7%
SPX Technologies, Inc.*	7,479	1,088,344
Summit Materials, Inc., Class A*	32,918	1,665,651
		2,753,995
Chemicals — 1.4%
Sensient Technologies Corp.	19,824	1,412,658
Commercial Services — 11.4%
Alight, Inc., Class A	163,101	1,128,659
Clarivate PLC*	133,377	677,555
Colliers International Group, Inc.	4,346	590,926
Euronet Worldwide, Inc.*	12,195	1,254,134
Paylocity Holding Corp.*	6,657	1,327,872
Rentokil Initial PLC, ADR	64,377	1,630,026
Shift4 Payments, Inc., Class A*	14,932	1,549,643
Stride, Inc.*	19,911	2,069,350
UL Solutions, Inc., Class A	8,031	400,586
WEX, Inc.*	4,764	835,224
		11,463,975
Computers — 1.6%
CACI International, Inc., Class A*	1,661	671,144
	Number of Shares	Value†

Computers — (continued)
Maximus, Inc.	12,373	$923,644
		1,594,788
Distribution & Wholesale — 1.4%
Core & Main, Inc., Class A*	27,393	1,394,578
Diversified Financial Services — 3.3%
Cboe Global Markets, Inc.	8,552	1,671,061
LPL Financial Holdings, Inc.	5,204	1,699,158
		3,370,219
Electric — 0.8%
NRG Energy, Inc.	8,846	798,086
Electrical Components & Equipment — 1.7%
EnerSys	12,576	1,162,400
Novanta, Inc.*	3,564	544,472
		1,706,872
Electronics — 6.2%
Bel Fuse, Inc., Class B	9,010	743,055
Camtek Ltd.	6,578	531,305
Itron, Inc.*	5,375	583,617
Mirion Technologies, Inc.*	114,590	1,999,595
Napco Security Technologies, Inc.	19,501	693,456
OSI Systems, Inc.*	10,218	1,710,800
		6,261,828
Entertainment — 0.9%
Atlanta Braves Holdings, Inc., Class C*	15,709	601,026
Manchester United PLC, Class A*	20,302	352,240
		953,266
Environmental Control — 1.9%
CECO Environmental Corp.*	20,454	618,324
Clean Harbors, Inc.*	4,133	951,169
Montrose Environmental Group, Inc.*	19,508	361,873
		1,931,366
Food — 0.7%
Premium Brands Holdings Corp.	13,450	739,939
Food Service — 1.1%
Aramark	30,496	1,137,806
Hand & Machine Tools — 0.6%
MSA Safety, Inc.	3,395	562,789
Healthcare Products — 8.0%
Bio-Techne Corp.	6,970	502,049
Bruker Corp.	8,382	491,353
Glaukos Corp.*	8,549	1,281,837
Globus Medical, Inc., Class A*	24,870	2,056,998
ICU Medical, Inc.*	7,910	1,227,395
Lantheus Holdings, Inc.*	12,719	1,137,842
Neogen Corp.*	34,733	421,658
OmniAb, Inc.*	71,306	252,423
Paragon 28, Inc.*	28,544	294,859

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
STERIS PLC	2,005	$412,148
		8,078,562
Healthcare Services — 0.7%
HealthEquity, Inc.*	7,647	733,730
Home Builders — 0.8%
Dream Finders Homes, Inc., Class A*	18,999	442,107
Thor Industries, Inc.	3,959	378,916
		821,023
Home Furnishings — 0.5%
The Lovesac Co.*	22,922	542,335
Insurance — 1.1%
RLI Corp.	6,606	1,088,867
Internet — 0.8%
Ziff Davis, Inc.*	15,273	829,935
Machinery — Diversified — 6.3%
ATS Corp.*	27,099	826,478
Chart Industries, Inc.*	4,780	912,215
Cognex Corp.	9,953	356,915
CSW Industrials, Inc.	2,265	799,092
Gates Industrial Corp. PLC*	50,793	1,044,812
Kornit Digital Ltd.*	23,414	724,663
Nordson Corp.	1,739	363,868
Zurn Elkay Water Solutions Corp.	35,030	1,306,619
		6,334,662
Miscellaneous Manufacturing — 2.8%
Carlisle Cos., Inc.	2,308	851,283
Enpro, Inc.	4,806	828,795
ITT, Inc.	7,690	1,098,747
		2,778,825
Oil & Gas — 2.2%
California Resources Corp.	8,154	423,111
Magnolia Oil & Gas Corp., Class A	55,880	1,306,474
Weatherford International PLC	6,304	451,556
		2,181,141
Packaging and Containers — 1.8%
Crown Holdings, Inc.	20,579	1,701,678
Gerresheimer AG	2,100	154,599
		1,856,277
Pharmaceuticals — 5.5%
Ascendis Pharma A/S, ADR*	4,907	675,547
Avadel Pharmaceuticals PLC, ADR*	52,289	549,557
BellRing Brands, Inc.*	14,110	1,063,048
Centessa Pharmaceuticals PLC, ADR*	16,191	271,199
Madrigal Pharmaceuticals, Inc.*	3,746	1,155,903
Mirum Pharmaceuticals, Inc.*	15,831	654,612
Vaxcyte, Inc.*	11,985	981,092
Verona Pharma PLC, ADR*	4,086	189,754
		5,540,712
	Number of Shares	Value†

Retail — 2.3%
Beacon Roofing Supply, Inc.*	5,157	$523,848
Casey's General Stores, Inc.	3,049	1,208,105
Williams-Sonoma, Inc.	3,112	576,280
		2,308,233
Semiconductors — 2.0%
Entegris, Inc.	5,504	545,226
MACOM Technology Solutions Holdings, Inc.*	3,916	508,728
ON Semiconductor Corp.*	14,968	943,732
		1,997,686
Software — 16.4%
Aspen Technology, Inc.*	1,923	480,039
Asure Software, Inc.*	56,110	527,995
AvidXchange Holdings, Inc.*	75,107	776,606
Blackbaud, Inc.*	21,890	1,618,109
Broadridge Financial Solutions, Inc.	6,541	1,478,855
Consensus Cloud Solutions, Inc.*	23,626	563,716
Doximity, Inc., Class A*	12,751	680,776
Dynatrace, Inc.*	24,214	1,316,031
Enfusion, Inc., Class A*	51,129	526,629
Ibotta, Inc., Class A*	6,018	391,651
Nice Ltd., ADR*	6,637	1,127,228
Oddity Tech Ltd., Class A*	17,627	740,687
PagerDuty, Inc.*	39,963	729,724
PDF Solutions, Inc.*	20,593	557,658
Simulations Plus, Inc.	16,150	450,424
SS&C Technologies Holdings, Inc.	34,443	2,610,091
The Descartes Systems Group, Inc.*	17,513	1,990,764
		16,566,983
Telecommunications — 0.3%
AST SpaceMobile, Inc.*	13,407	282,888
Transportation — 1.2%
Saia, Inc.*	2,654	1,209,507
TOTAL COMMON STOCKS (Cost $69,005,501)		99,885,784

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $419,378)	7,390	899,659

RIGHTS — 0.0%
OmniAb, Inc.*	3,339	6,864
OmniAb, Inc.*	3,339	6,002
TOTAL RIGHTS (Cost $8,726)		12,866

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Growth Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $483,272)	483,272	$483,272
TOTAL INVESTMENTS — 100.3% (Cost $69,916,877)		$101,281,581
Other Assets & Liabilities — (0.3)%		(275,697)
TOTAL NET ASSETS — 100.0%		$101,005,884

†	See Security Valuation Note.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 12/31/2024††
United States	87%
Canada	4
Israel	3
United Kingdom	3
Switzerland	1
Denmark	1
Ireland	1
Total	100%
††	% of total investments as of December 31, 2024.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Aerospace & Defense	$1,341,653	$1,341,653	$—	$—
Apparel	853,864	853,864	—	—
Banks	1,102,847	1,102,847	—	—
Biotechnology	7,353,889	7,353,889	—	—
Building Materials	2,753,995	2,753,995	—	—
Chemicals	1,412,658	1,412,658	—	—
Commercial Services	11,463,975	11,463,975	—	—
Computers	1,594,788	1,594,788	—	—
Distribution & Wholesale	1,394,578	1,394,578	—	—
Diversified Financial Services	3,370,219	3,370,219	—	—
Electric	798,086	798,086	—	—
Electrical Components & Equipment	1,706,872	1,706,872	—	—
Electronics	6,261,828	6,261,828	—	—
Entertainment	953,266	953,266	—	—
Environmental Control	1,931,366	1,931,366	—	—
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Food	$739,939	$739,939	$—	$—
Food Service	1,137,806	1,137,806	—	—
Hand & Machine Tools	562,789	562,789	—	—
Healthcare Products	8,078,562	8,078,562	—	—
Healthcare Services	733,730	733,730	—	—
Home Builders	821,023	821,023	—	—
Home Furnishings	542,335	542,335	—	—
Insurance	1,088,867	1,088,867	—	—
Internet	829,935	829,935	—	—
Machinery — Diversified	6,334,662	6,334,662	—	—
Miscellaneous Manufacturing	2,778,825	2,778,825	—	—
Oil & Gas	2,181,141	2,181,141	—	—
Packaging and Containers	1,856,277	1,701,678	154,599	—
Pharmaceuticals	5,540,712	5,540,712	—	—
Retail	2,308,233	2,308,233	—	—
Semiconductors	1,997,686	1,997,686	—	—
Software	16,566,983	16,566,983	—	—
Telecommunications	282,888	282,888	—	—
Transportation	1,209,507	1,209,507	—	—
Total Common Stocks	99,885,784	99,731,185	154,599	—
Real Estate Investment Trusts	899,659	899,659	—	—
Rights	12,866	—	12,866	—
Short-Term Investments	483,272	483,272	—	—
Total Investments	$101,281,581	$101,114,116	$167,465	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 91.0%
Aerospace & Defense — 1.1%
Kratos Defense & Security Solutions, Inc.*	35,417	$934,300
Moog, Inc., Class A	3,476	684,216
		1,618,516
Apparel — 0.5%
Crocs, Inc.*	6,799	744,694
Auto Manufacturers — 0.3%
REV Group, Inc.	13,128	418,389
Auto Parts & Equipment — 0.8%
Dana, Inc.	42,812	494,907
Phinia, Inc.	13,038	628,040
		1,122,947
Banks — 17.9%
Amerant Bancorp, Inc.	42,183	945,321
Ameris Bancorp	34,553	2,161,981
Atlantic Union Bankshares Corp.	43,463	1,646,378
Banner Corp.	20,459	1,366,047
Community Financial System, Inc.	15,574	960,604
ConnectOne Bancorp, Inc.	39,848	912,918
CVB Financial Corp.	39,012	835,247
Eastern Bankshares, Inc.	65,646	1,132,394
FB Financial Corp.	22,544	1,161,241
First Financial Bankshares, Inc.	20,234	729,436
First Merchants Corp.	30,922	1,233,479
Glacier Bancorp, Inc.	25,911	1,301,250
Home BancShares, Inc.	68,887	1,949,502
MidWestOne Financial Group, Inc.	23,855	694,658
Origin Bancorp, Inc.	23,031	766,702
Pinnacle Financial Partners, Inc.	11,344	1,297,640
Renasant Corp.	40,013	1,430,465
SouthState Corp.	17,774	1,768,158
TriCo Bancshares	23,220	1,014,714
UMB Financial Corp.	17,127	1,932,953
Valley National Bancorp	137,657	1,247,172
		26,488,260
Beverages — 0.9%
Primo Brands Corp.	43,064	1,325,079
Biotechnology — 3.0%
Blueprint Medicines Corp.*	2,385	208,020
CG oncology, Inc.*	6,268	179,766
Crinetics Pharmaceuticals, Inc.*	4,164	212,905
Cytokinetics, Inc.*	13,389	629,818
Intellia Therapeutics, Inc.*	10,962	127,817
Intra-Cellular Therapies, Inc.*	3,742	312,532
Maravai LifeSciences Holdings, Inc., Class A*	48,753	265,704
NeoGenomics, Inc.*	70,410	1,160,357
REVOLUTION Medicines, Inc.*	9,554	417,892
Syndax Pharmaceuticals, Inc.*	11,273	149,029
Ultragenyx Pharmaceutical, Inc.*	4,806	202,188
Veracyte, Inc.*	8,651	342,580
	Number of Shares	Value†

Biotechnology — (continued)
Xenon Pharmaceuticals, Inc.*	5,485	$215,012
		4,423,620
Building Materials — 2.4%
Boise Cascade Co.	7,864	934,715
Knife River Corp.*	6,287	639,011
Masterbrand, Inc.*	52,989	774,169
SPX Technologies, Inc.*	3,769	548,465
Summit Materials, Inc., Class A*	13,796	698,077
		3,594,437
Chemicals — 2.8%
Arcadium Lithium PLC*	119,243	611,717
Avient Corp.	20,627	842,819
Element Solutions, Inc.	32,941	837,690
H.B. Fuller Co.	15,658	1,056,602
Rogers Corp.*	4,758	483,460
Tronox Holdings PLC	31,074	312,915
		4,145,203
Coal — 0.8%
Arch Resources, Inc.	3,790	535,224
Peabody Energy Corp.	22,577	472,762
Warrior Met Coal, Inc.	4,737	256,935
		1,264,921
Commercial Services — 2.0%
BrightView Holdings, Inc.*	44,385	709,716
KinderCare Learning Cos., Inc.*	33,026	587,863
Korn Ferry	12,734	858,908
Valvoline, Inc.*	21,269	769,513
		2,926,000
Computers — 2.0%
ASGN, Inc.*	19,385	1,615,546
Tenable Holdings, Inc.*	13,418	528,401
V2X, Inc.*	17,737	848,360
		2,992,307
Distribution & Wholesale — 1.1%
H&E Equipment Services, Inc.	8,264	404,605
MRC Global, Inc.*	42,393	541,783
VSE Corp.	6,683	635,553
		1,581,941
Diversified Financial Services — 6.0%
Encore Capital Group, Inc.*	26,054	1,244,600
Marex Group PLC	25,626	798,762
Mr. Cooper Group, Inc.*	15,285	1,467,513
PennyMac Financial Services, Inc.	14,402	1,471,020
Perella Weinberg Partners	56,636	1,350,202
Piper Sandler Cos.	3,688	1,106,216
Stifel Financial Corp.	12,896	1,368,008
		8,806,321
Electric — 3.2%
IDACORP, Inc.	10,762	1,176,071
MGE Energy, Inc.	5,382	505,693

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — (continued)
Ormat Technologies, Inc.	13,451	$910,902
TXNM Energy, Inc.	45,006	2,212,945
		4,805,611
Electronics — 4.5%
Advanced Energy Industries, Inc.	6,937	802,125
ESCO Technologies, Inc.	16,308	2,172,389
Knowles Corp.*	71,679	1,428,563
Sanmina Corp.*	11,129	842,131
TTM Technologies, Inc.*	58,961	1,459,285
		6,704,493
Engineering & Construction — 2.0%
Arcosa, Inc.	19,386	1,875,402
Granite Construction, Inc.	7,509	658,614
MYR Group, Inc.*	3,189	474,428
		3,008,444
Entertainment — 0.8%
International Game Technology PLC	34,839	615,257
Red Rock Resorts, Inc., Class A	11,387	526,535
		1,141,792
Food — 1.0%
Krispy Kreme, Inc.	37,495	372,325
Lancaster Colony Corp.	2,503	433,370
Utz Brands, Inc.	39,855	624,129
		1,429,824
Gas — 0.5%
Chesapeake Utilities Corp.	5,641	684,535
Hand & Machine Tools — 0.3%
Cadre Holdings, Inc.	12,045	389,054
Healthcare Products — 2.4%
Enovis Corp.*	6,858	300,929
Globus Medical, Inc., Class A*	10,623	878,628
Integer Holdings Corp.*	5,863	776,965
Merit Medical Systems, Inc.*	5,302	512,810
Omnicell, Inc.*	5,864	261,065
QuidelOrtho Corp.*	18,314	815,889
		3,546,286
Healthcare Services — 0.6%
Acadia Healthcare Co., Inc.*	13,530	536,464
Surgery Partners, Inc.*	17,917	379,303
		915,767
Home Builders — 2.9%
Installed Building Products, Inc.	1,937	339,459
M/I Homes, Inc.*	10,944	1,455,005
Meritage Homes Corp.	10,114	1,555,736
Tri Pointe Homes, Inc.*	26,551	962,739
		4,312,939
Insurance — 5.3%
Abacus Life, Inc.*	104,380	817,295
CNO Financial Group, Inc.	24,143	898,361
	Number of Shares	Value†

Insurance — (continued)
HCI Group, Inc.	6,356	$740,664
Kemper Corp.	21,232	1,410,654
MGIC Investment Corp.	53,111	1,259,262
Skyward Specialty Insurance Group, Inc.*	22,122	1,118,046
The Hanover Insurance Group, Inc.	6,839	1,057,720
TWFG, Inc.*	18,511	570,139
		7,872,141
Iron & Steel — 0.8%
Commercial Metals Co.	23,354	1,158,358
Lodging — 0.3%
Wyndham Hotels & Resorts, Inc.	4,548	458,393
Machinery — Construction & Mining — 0.5%
Terex Corp.	15,825	731,431
Machinery — Diversified — 1.4%
Gates Industrial Corp. PLC*	84,666	1,741,580
The Gorman-Rupp Co.	7,771	294,676
		2,036,256
Media — 0.7%
Nexstar Media Group, Inc.	3,007	475,016
TEGNA, Inc.	31,194	570,538
		1,045,554
Metal Fabricate/Hardware — 1.4%
AZZ, Inc.	13,719	1,123,861
Standex International Corp.	5,379	1,005,819
		2,129,680
Mining — 0.5%
Coeur Mining, Inc.*	68,974	394,531
Constellium S.E.*	41,617	427,407
		821,938
Miscellaneous Manufacturing — 1.4%
Enpro, Inc.	8,381	1,445,303
Federal Signal Corp.	6,361	587,693
		2,032,996
Oil & Gas — 4.7%
California Resources Corp.	8,955	464,675
Civitas Resources, Inc.	10,501	481,681
Crescent Energy, Inc., Class A	54,145	791,058
Delek US Holdings, Inc.	25,029	463,037
Gulfport Energy Corp.*	6,107	1,124,909
Magnolia Oil & Gas Corp., Class A	19,424	454,133
Matador Resources Co.	12,434	699,537
Noble Corp. PLC	13,125	412,125
Patterson-UTI Energy, Inc.	75,429	623,044
PBF Energy, Inc., Class A	13,355	354,575
SM Energy Co.	26,480	1,026,365
		6,895,139
Oil & Gas Services — 1.1%
Archrock, Inc.	19,096	475,300

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — (continued)
Kodiak Gas Services, Inc.	28,887	$1,179,456
		1,654,756
Packaging and Containers — 1.0%
Greif, Inc., Class A	9,824	600,443
O-I Glass, Inc.*	35,597	385,872
Silgan Holdings, Inc.	8,684	452,002
		1,438,317
Pharmaceuticals — 0.5%
Agios Pharmaceuticals, Inc.*	6,346	208,530
Alkermes PLC*	12,382	356,106
Madrigal Pharmaceuticals, Inc.*	560	172,799
		737,435
Real Estate — 1.3%
Cushman & Wakefield PLC*	52,793	690,533
Newmark Group, Inc., Class A	95,382	1,221,843
		1,912,376
Retail — 5.3%
AutoNation, Inc.*	4,120	699,741
Beacon Roofing Supply, Inc.*	12,828	1,303,068
FirstCash Holdings, Inc.	6,574	681,067
Foot Locker, Inc.*	35,372	769,695
Group 1 Automotive, Inc.	3,727	1,570,856
La-Z-Boy, Inc.	22,455	978,364
Ollie's Bargain Outlet Holdings, Inc.*	4,114	451,429
Patrick Industries, Inc.	11,513	956,500
Shoe Carnival, Inc.	11,564	382,537
		7,793,257
Savings & Loans — 1.3%
Banc of California, Inc.	67,153	1,038,185
Pacific Premier Bancorp, Inc.	37,793	941,802
		1,979,987
Semiconductors — 1.9%
Ambarella, Inc.*	8,455	615,017
Axcelis Technologies, Inc.*	5,744	401,333
Cohu, Inc.*	19,234	513,548
Semtech Corp.*	15,487	957,871
Synaptics, Inc.*	3,906	298,106
		2,785,875
Software — 0.3%
Digi International, Inc.*	15,777	476,939
Telecommunications — 0.3%
Telephone and Data Systems, Inc.	11,487	391,822
Transportation — 1.2%
DHT Holdings, Inc.	56,161	521,736
Dorian LPG Ltd.	10,577	257,761
Marten Transport Ltd.	29,276	456,998
	Number of Shares	Value†

Transportation — (continued)
Scorpio Tankers, Inc.	10,923	$542,764
		1,779,259
TOTAL COMMON STOCKS (Cost $121,450,975)		134,523,289

REAL ESTATE INVESTMENT TRUSTS — 8.6%
Apartments — 0.9%
Independence Realty Trust, Inc.	63,189	1,253,670
Healthcare — 0.3%
Healthcare Realty Trust, Inc.	26,000	440,700
Hotels & Resorts — 1.4%
Apple Hospitality REIT, Inc.	72,413	1,111,540
Pebblebrook Hotel Trust	25,013	338,926
RLJ Lodging Trust	62,291	635,991
		2,086,457
Industrial — 1.7%
STAG lndustrial, Inc.	39,660	1,341,301
Terreno Realty Corp.	18,968	1,121,768
		2,463,069
Mortgage Banks — 1.0%
Ladder Capital Corp.	82,688	925,279
Redwood Trust, Inc.	74,165	484,297
		1,409,576
Office Property — 1.3%
Cousins Properties, Inc.	38,013	1,164,718
Highwoods Properties, Inc.	26,514	810,798
		1,975,516
Regional Malls — 0.8%
Tanger, Inc.	36,306	1,239,124
Single Tenant — 0.5%
Agree Realty Corp.	11,045	778,120
Strip Centers — 0.7%
Acadia Realty Trust	43,731	1,056,541
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,611,635)		12,702,773

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $900,197)	900,197	900,197
TOTAL INVESTMENTS — 100.2% (Cost $134,962,807)		$148,126,259
Other Assets & Liabilities — (0.2)%		(321,500)
TOTAL NET ASSETS — 100.0%		$147,804,759

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Value Fund

†	See Security Valuation Note.
*	Non-income producing security.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.E.— Societas Europaea.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$134,523,289	$134,523,289	$—	$—
Real Estate Investment Trusts	12,702,773	12,702,773	—	—
Short-Term Investments	900,197	900,197	—	—
Total Investments	$148,126,259	$148,126,259	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 93.3%
Advertising — 0.1%
Advantage Solutions, Inc.*	2,600	$7,592
Boston Omaha Corp., Class A*	700	9,926
Clear Channel Outdoor Holdings, Inc.*	12,200	16,714
National CineMedia, Inc.*	2,500	16,600
Stagwell, Inc.*	2,700	17,766
TechTarget, Inc.*	900	17,838
		86,436
Aerospace & Defense — 1.6%
AAR Corp.*	1,069	65,508
AeroVironment, Inc.*	926	142,502
AerSale Corp.*	1,000	6,300
Archer Aviation, Inc., Class A*	7,200	70,200
Astronics Corp.*	995	15,880
Barnes Group, Inc.	1,465	69,236
Ducommun, Inc.*	400	25,464
Eve Holding, Inc.*	700	3,808
Intuitive Machines, Inc.*	800	14,528
Joby Aviation, Inc.*	13,600	110,568
Kratos Defense & Security Solutions, Inc.*	4,722	124,567
Leonardo DRS, Inc.*	2,400	77,544
Mercury Systems, Inc.*	1,600	67,200
Moog, Inc., Class A	891	175,385
National Presto Industries, Inc.	148	14,566
Redwire Corp.*	900	14,814
Rocket Lab USA, Inc.*	11,000	280,170
Triumph Group, Inc.*	2,200	41,052
Virgin Galactic Holdings, Inc.*	440	2,587
VirTra, Inc.*	500	3,375
		1,325,254
Agriculture — 0.3%
Alico, Inc.	200	5,186
Dole PLC	2,300	31,142
Fresh Del Monte Produce, Inc.	1,116	37,062
Ispire Technology, Inc.*	800	4,024
Limoneira Co.	600	14,676
Tejon Ranch Co.*	725	11,528
The Andersons, Inc.	1,032	41,817
Turning Point Brands, Inc.	500	30,050
Universal Corp.	755	41,404
Vital Farms, Inc.*	1,100	41,459
		258,348
Airlines — 0.3%
Allegiant Travel Co.	524	49,319
Frontier Group Holdings, Inc.*	1,200	8,532
JetBlue Airways Corp.*	9,700	76,242
SkyWest, Inc.*	1,281	128,266
Sun Country Airlines Holdings, Inc.*	1,200	17,496
Wheels Up Experience, Inc.*	3,400	5,610
		285,465
Apparel — 0.5%
Hanesbrands, Inc.*	11,100	90,354
Kontoor Brands, Inc.	1,700	145,197
	Number of Shares	Value†

Apparel — (continued)
Oxford Industries, Inc.	408	$32,142
Rocky Brands, Inc.	200	4,560
Steven Madden Ltd.	2,273	96,648
Superior Group of Cos., Inc.	500	8,265
Torrid Holdings, Inc.*	400	2,092
Weyco Group, Inc.	200	7,510
Wolverine World Wide, Inc.	2,482	55,101
		441,869
Auto Manufacturers — 0.2%
Blue Bird Corp.*	992	38,321
Canoo, Inc.*	120	169
Hyliion Holdings Corp.*	3,900	10,179
REV Group, Inc.	1,700	54,179
Wabash National Corp.	1,400	23,982
		126,830
Auto Parts & Equipment — 1.1%
Adient PLC*	2,700	46,521
Aeva Technologies, Inc.*	680	3,230
American Axle & Manufacturing Holdings, Inc.*	3,416	19,915
Aurora Innovation, Inc.*	29,700	187,110
Commercial Vehicle Group, Inc.*	1,200	2,976
Cooper-Standard Holdings, Inc.*	500	6,780
Dana, Inc.	4,196	48,506
Dorman Products, Inc.*	839	108,693
Douglas Dynamics, Inc.	800	18,904
Fox Factory Holding Corp.*	1,357	41,076
Gentherm, Inc.*	968	38,647
Holley, Inc.*	1,700	5,134
indie Semiconductor, Inc., Class A*	5,500	22,275
Luminar Technologies, Inc.*	773	4,159
Methode Electronics, Inc.	1,060	12,497
Miller Industries, Inc.	343	22,419
Phinia, Inc.	1,300	62,621
SES AI Corp.*	4,800	10,512
Solid Power, Inc.*	4,500	8,505
Standard Motor Products, Inc.	700	21,686
The Goodyear Tire & Rubber Co.*	8,995	80,955
The Shyft Group, Inc.	1,200	14,088
Titan International, Inc.*	1,800	12,222
Visteon Corp.*	862	76,477
XPEL, Inc.*	800	31,952
		907,860
Banks — 9.3%
1st Source Corp.	588	34,327
ACNB Corp.	300	11,949
Alerus Financial Corp.	600	11,544
Amalgamated Financial Corp.	600	20,082
Amerant Bancorp, Inc.	900	20,169
Ameris Bancorp	2,112	132,148
Ames National Corp.	300	4,929
Arrow Financial Corp.	475	13,637
Associated Banc-Corp.	4,900	117,110

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Atlantic Union Bankshares Corp.	2,812	$106,519
BancFirst Corp.	620	72,652
Bank First Corp.	300	29,727
Bank of Hawaii Corp.	1,200	85,488
Bank of Marin Bancorp	480	11,410
Bank7 Corp.	100	4,666
BankUnited, Inc.	2,300	87,791
Bankwell Financial Group, Inc.	200	6,230
Banner Corp.	1,100	73,447
Bar Harbor Bankshares	397	12,140
BayCom Corp.	400	10,736
BCB Bancorp, Inc.	500	5,920
Blue Foundry Bancorp*	900	8,829
Bridgewater Bancshares Inc.*	700	9,457
Burke & Herbert Financial Services Corp.	402	25,069
Business First Bancshares, Inc.	800	20,560
Byline Bancorp, Inc.	900	26,100
Cadence Bank	5,783	199,224
California BanCorp*	777	12,852
Camden National Corp.	439	18,763
Capital Bancorp, Inc.	300	8,550
Capital City Bank Group, Inc.	469	17,189
Carter Bankshares, Inc.*	800	14,072
Cathay General Bancorp	2,250	107,122
Central Pacific Financial Corp.	900	26,145
Chemung Financial Corp.	100	4,881
ChoiceOne Financial Services, Inc.	300	10,692
Citizens & Northern Corp.	556	10,342
Citizens Financial Services, Inc.	101	6,394
City Holding Co.	445	52,724
Civista Bancshares, Inc.	600	12,624
CNB Financial Corp.	574	14,270
Coastal Financial Corp.*	300	25,473
Colony Bankcorp, Inc.	500	8,070
Community Financial System, Inc.	1,637	100,970
Community Trust Bancorp, Inc.	483	25,613
Community West Bancshares	400	7,748
ConnectOne Bancorp, Inc.	1,160	26,576
CrossFirst Bankshares, Inc.*	1,500	22,725
Customers Bancorp, Inc.*	980	47,706
CVB Financial Corp.	4,292	91,892
Dime Community Bancshares, Inc.	1,109	34,085
Eagle Bancorp, Inc.	873	22,724
Eastern Bankshares, Inc.	6,086	104,983
Enterprise Bancorp, Inc.	313	12,376
Enterprise Financial Services Corp.	1,180	66,552
Equity Bancshares, Inc., Class A	500	21,210
Esquire Financial Holdings, Inc.	200	15,900
Farmers & Merchants Bancorp, Inc.	400	11,780
Farmers National Banc Corp.	1,100	15,642
FB Financial Corp.	1,086	55,940
Fidelity D&D Bancorp, Inc.	100	4,880
Financial Institutions, Inc.	440	12,008
First Bancorp	1,224	53,819
	Number of Shares	Value†

Banks — (continued)
First Bancorp	5,100	$94,809
First Bank	800	11,256
First Busey Corp.	1,713	40,375
First Business Financial Services, Inc.	300	13,887
First Commonwealth Financial Corp.	3,121	52,807
First Community Bankshares, Inc.	526	21,903
First Financial Bancorp	2,982	80,156
First Financial Bankshares, Inc.	4,104	147,949
First Financial Corp.	380	17,552
First Foundation, Inc.	1,800	11,178
First Internet Bancorp	300	10,797
First Interstate BancSystem, Inc., Class A	2,487	80,753
First Merchants Corp.	1,830	72,999
First Mid Bancshares, Inc.	700	25,774
Five Star Bancorp	500	15,045
Fulton Financial Corp.	5,703	109,954
FVCBankcorp, Inc.*	500	6,285
German American Bancorp, Inc.	938	37,726
Glacier Bancorp, Inc.	3,599	180,742
Great Southern Bancorp, Inc.	271	16,179
Guaranty Bancshares, Inc.	230	7,958
Hancock Whitney Corp.	2,778	152,012
Hanmi Financial Corp.	1,013	23,927
HarborOne Bancorp, Inc.	1,177	13,924
HBT Financial, Inc.	400	8,760
Heartland Financial USA, Inc.	1,317	80,739
Heritage Commerce Corp.	1,900	17,822
Heritage Financial Corp.	1,030	25,235
Hilltop Holdings, Inc.	1,442	41,284
Home BancShares, Inc.	5,835	165,130
HomeStreet, Inc.*	600	6,852
Hope Bancorp, Inc.	3,567	43,838
Horizon Bancorp, Inc.	1,350	21,748
Independent Bank Corp.	1,360	87,298
Independent Bank Corp.	600	20,898
Independent Bank Group, Inc.	1,150	69,770
International Bancshares Corp.	1,725	108,951
Investar Holding Corp.	400	8,784
John Marshall Bancorp, Inc.	400	8,032
Kearny Financial Corp.	1,445	10,231
Lakeland Financial Corp.	791	54,389
LCNB Corp.	400	6,052
LINKBANCORP, Inc.	900	6,732
Live Oak Bancshares, Inc.	1,100	43,505
Mercantile Bank Corp.	500	22,245
Merchants Bancorp	500	18,235
Metrocity Bankshares, Inc.	600	19,170
Metropolitan Bank Holding Corp.*	300	17,520
Mid Penn Bancorp, Inc.	400	11,536
Middlefield Banc Corp.	300	8,415
Midland States Bancorp, Inc.	600	14,640
MidWestOne Financial Group, Inc.	400	11,648
MVB Financial Corp.	400	8,280
National Bank Holdings Corp., Class A	1,200	51,672

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
National Bankshares, Inc.	200	$5,742
NB Bancorp, Inc.*	1,300	23,478
NBT Bancorp, Inc.	1,469	70,159
Nicolet Bankshares, Inc.	400	41,964
Northeast Bank	200	18,346
Northeast Community Bancorp, Inc.	300	7,338
Northrim BanCorp, Inc.	200	15,588
Norwood Financial Corp.	300	8,162
Oak Valley Bancorp	300	8,775
OFG Bancorp	1,510	63,903
Old National Bancorp	9,950	215,965
Old Second Bancorp, Inc.	1,400	24,892
Orange County Bancorp, Inc.	200	11,114
Origin Bancorp, Inc.	1,000	33,290
Orrstown Financial Services, Inc.	600	21,966
Park National Corp.	492	84,344
Parke Bancorp, Inc.	300	6,153
Pathward Financial, Inc.	800	58,864
PCB Bancorp	400	8,096
Peapack-Gladstone Financial Corp.	536	17,179
Peoples Bancorp of North Carolina, Inc.	200	6,250
Peoples Bancorp, Inc.	1,091	34,574
Peoples Financial Services Corp.	300	15,354
Pioneer Bancorp, Inc.*	500	5,760
Plumas Bancorp	200	9,452
Ponce Financial Group, Inc.*	800	10,400
Preferred Bank	400	34,552
Premier Financial Corp.	1,131	28,920
Primis Financial Corp.	500	5,830
Princeton Bancorp, Inc.	200	6,886
Provident Bancorp, Inc.*	600	6,840
QCR Holdings, Inc.	500	40,320
RBB Bancorp	600	12,294
Red River Bancshares, Inc.	100	5,398
Renasant Corp.	1,835	65,601
Republic Bancorp, Inc., Class A	287	20,053
S&T Bancorp, Inc.	1,181	45,138
Sandy Spring Bancorp, Inc.	1,450	48,879
Seacoast Banking Corp of Florida	2,596	71,468
ServisFirst Bancshares, Inc.	1,600	135,584
Shore Bancshares, Inc.	1,065	16,880
Sierra Bancorp	412	11,915
Simmons First National Corp., Class A	3,896	86,413
SmartFinancial, Inc.	500	15,490
South Plains Financial, Inc.	400	13,900
Southern First Bancshares, Inc.*	300	11,925
Southern States Bancshares, Inc.	300	9,993
Southside Bancshares, Inc.	971	30,839
SouthState Corp.	2,427	241,438
Stellar Bancorp, Inc.	1,492	42,298
Sterling Bancorp, Inc.*	600	2,856
Stock Yards Bancorp, Inc.	767	54,925
Texas Capital Bancshares, Inc.*	1,500	117,300
The Bancorp, Inc.*	1,512	79,577
The Bank of NT Butterfield & Son Ltd.	1,400	51,170
	Number of Shares	Value†

Banks — (continued)
The First Bancorp, Inc.	334	$9,135
The First Bancshares, Inc.	1,000	35,000
The First of Long Island Corp.	489	5,712
Third Coast Bancshares, Inc.*	300	10,185
Tompkins Financial Corp.	358	24,283
Towne Bank	2,277	77,555
TriCo Bancshares	998	43,613
Triumph Financial, Inc.*	700	63,616
TrustCo Bank Corp.	650	21,651
Trustmark Corp.	1,930	68,264
UMB Financial Corp.	1,381	155,860
United Bankshares, Inc.	4,160	156,208
United Community Banks, Inc.	3,771	121,841
Unity Bancorp, Inc.	200	8,722
Univest Financial Corp.	987	29,126
USCB Financial Holdings, Inc.	400	7,100
Valley National Bancorp	14,683	133,028
Veritex Holdings, Inc.	1,753	47,611
Virginia National Bankshares Corp.	200	7,640
Walker & Dunlop, Inc.	1,040	101,098
Washington Trust Bancorp, Inc.	470	14,735
WesBanco, Inc.	1,830	59,548
West BanCorp, Inc.	478	10,349
Westamerica BanCorp	773	40,552
		7,926,732
Beverages — 0.3%
BRC, Inc., Class A*	1,800	5,706
MGP Ingredients, Inc.	400	15,748
National Beverage Corp.	784	33,453
Primo Brands Corp.	5,000	153,850
The Vita Coco Co., Inc.*	1,200	44,292
Westrock Coffee Co.*	1,100	7,062
		260,111
Biotechnology — 7.5%
2seventy bio, Inc.*	1,433	4,213
4D Molecular Therapeutics, Inc.*	1,700	9,469
89bio, Inc.*	2,800	21,896
Absci Corp.*	2,900	7,598
ACADIA Pharmaceuticals, Inc.*	3,700	67,895
Achieve Life Sciences, Inc.*	1,300	4,576
Acrivon Therapeutics, Inc.*	400	2,408
Actinium Pharmaceuticals, Inc.*	1,000	1,260
Acumen Pharmaceuticals, Inc.*	1,800	3,096
ADC Therapeutics S.A.*	2,600	5,174
ADMA Biologics, Inc.*	7,100	121,765
Adverum Biotechnologies, Inc.*	800	3,736
Aerovate Therapeutics, Inc.*	300	795
Agenus, Inc.*	505	1,384
Akero Therapeutics, Inc.*	2,100	58,422
Aldeyra Therapeutics, Inc.*	1,800	8,982
Allogene Therapeutics, Inc.*	2,800	5,964
Altimmune, Inc.*	2,100	15,141
Alto Neuroscience, Inc.*	400	1,692
ALX Oncology Holdings, Inc.*	600	1,002

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Amicus Therapeutics, Inc.*	9,300	$87,606
AnaptysBio, Inc.*	700	9,268
Anavex Life Sciences Corp.*	2,500	26,850
ANI Pharmaceuticals, Inc.*	600	33,168
Annexon, Inc.*	3,000	15,390
Apogee Therapeutics, Inc.*	1,200	54,360
Applied Therapeutics, Inc.*	2,900	2,483
Arbutus Biopharma Corp.*	4,800	15,696
Arcellx, Inc.*	1,400	107,366
Arcturus Therapeutics Holdings, Inc.*	700	11,879
Arcus Biosciences, Inc.*	1,800	26,802
Arcutis Biotherapeutics, Inc.*	3,400	47,362
Ardelyx, Inc.*	7,700	39,039
ArriVent Biopharma, Inc.*	900	23,976
Arrowhead Pharmaceuticals, Inc.*	3,700	69,560
ARS Pharmaceuticals, Inc.*	1,700	17,935
Astria Therapeutics, Inc.*	1,600	14,304
Atea Pharmaceuticals, Inc.*	2,800	9,380
Atossa Therapeutics, Inc.*	4,900	4,626
Aura Biosciences, Inc.*	1,600	13,152
Aurinia Pharmaceuticals, Inc.*	4,500	40,410
Avid Bioservices, Inc.*	2,100	25,935
Avidity Biosciences, Inc.*	3,500	101,780
Axsome Therapeutics, Inc.*	1,100	93,071
Beam Therapeutics, Inc.*	2,500	62,000
Bicara Therapeutics, Inc.*	600	10,452
BioCryst Pharmaceuticals, Inc.*	6,400	48,128
Biohaven Ltd.*	2,661	99,388
Biomea Fusion, Inc.*	700	2,716
Black Diamond Therapeutics, Inc.*	1,400	2,996
Bluebird Bio, Inc.*	210	1,751
Blueprint Medicines Corp.*	2,000	174,440
Bridgebio Pharma, Inc.*	4,455	122,245
C4 Therapeutics, Inc.*	2,100	7,560
Cabaletta Bio, Inc.*	1,500	3,405
Candel Therapeutics, Inc.*	800	6,944
Capricor Therapeutics, Inc.*	700	9,660
Cardiff Oncology, Inc.*	1,600	6,944
Cargo Therapeutics, Inc.*	1,100	15,862
Caribou Biosciences, Inc.*	3,000	4,770
Cartesian Therapeutics, Inc.*	160	2,866
Cassava Sciences, Inc.*	1,400	3,304
Celcuity, Inc.*	800	10,472
Celldex Therapeutics, Inc.*	2,100	53,067
Century Therapeutics, Inc.*	800	808
CervoMed, Inc.*	200	468
CG oncology, Inc.*	1,500	43,020
Chinook Therapeutics, Inc.*	2,060	803
ChromaDex Corp.*	1,900	10,079
Cibus, Inc.*	600	1,668
Climb Bio, Inc.*	1,000	1,800
Cogent Biosciences, Inc.*	2,900	22,620
Compass Therapeutics, Inc.*	3,500	5,075
Contineum Therapeutics, Inc., Class A*	300	4,395
Crinetics Pharmaceuticals, Inc.*	2,800	143,164
	Number of Shares	Value†

Biotechnology — (continued)
Cullinan Therapeutics, Inc.*	1,700	$20,706
Cytek Biosciences, Inc.*	4,000	25,960
Cytokinetics, Inc.*	3,600	169,344
Day One Biopharmaceuticals, Inc.*	1,700	21,539
Denali Therapeutics, Inc.*	3,900	79,482
Design Therapeutics, Inc.*	1,300	8,021
Dianthus Therapeutics, Inc.*	800	17,440
Disc Medicine, Inc.*	600	38,040
Dynavax Technologies Corp.*	4,020	51,335
Dyne Therapeutics, Inc.*	2,500	58,900
Edgewise Therapeutics, Inc.*	2,300	61,410
Editas Medicine, Inc.*	2,500	3,175
Elevation Oncology, Inc.*	2,100	1,181
Entrada Therapeutics, Inc.*	800	13,832
Erasca, Inc.*	4,400	11,044
Esperion Therapeutics, Inc.*	6,600	14,520
Evolus, Inc.*	1,900	20,976
EyePoint Pharmaceuticals, Inc.*	1,700	12,665
Fate Therapeutics, Inc.*	2,900	4,785
Fibrobiologics, Inc.*	1,000	2,000
Generation Bio Co.*	1,300	1,378
Geron Corp.*	19,240	68,110
Greenwich Lifesciences, Inc.*	200	2,246
Guardant Health, Inc.*	3,700	113,035
Halozyme Therapeutics, Inc.*	3,889	185,933
Harvard Bioscience, Inc.*	1,500	3,165
HilleVax, Inc.*	1,100	2,277
Humacyte, Inc.*	3,100	15,655
Ideaya Biosciences, Inc.*	2,600	66,820
IGM Biosciences, Inc.*	300	1,833
ImmunityBio, Inc.*	4,800	12,288
Immunome, Inc.*	1,800	19,116
Immunovant, Inc.*	1,900	47,063
Inhibrx Biosciences, Inc.*	200	3,080
Inmune Bio, Inc.*	500	2,335
Innoviva, Inc.*	1,700	29,495
Inovio Pharmaceuticals, Inc.*	900	1,647
Inozyme Pharma, Inc.*	1,300	3,601
Insmed, Inc.*	5,400	372,816
Intellia Therapeutics, Inc.*	3,200	37,312
Invivyd, Inc.*	3,300	1,462
Iovance Biotherapeutics, Inc.*	7,900	58,460
iTeos Therapeutics, Inc.*	700	5,376
Janux Therapeutics, Inc.*	900	48,186
Jasper Therapeutics, Inc.*	400	8,552
Keros Therapeutics, Inc.*	900	14,247
Kiniksa Pharmaceuticals International PLC*	1,300	25,714
Kodiak Sciences, Inc.*	1,100	10,945
Korro Bio, Inc.*	200	7,614
Krystal Biotech, Inc.*	783	122,665
Kymera Therapeutics, Inc.*	1,400	56,322
Kyverna Therapeutics, Inc.*	700	2,618
Larimar Therapeutics, Inc.*	1,500	5,805
LENZ Therapeutics, Inc.	385	11,115

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Lexeo Therapeutics, Inc.*	200	$1,316
Lexicon Pharmaceuticals, Inc.*	2,560	1,891
Ligand Pharmaceuticals, Inc.*	521	55,825
Lineage Cell Therapeutics, Inc.*	5,100	2,563
Liquidia Corp.*	2,000	23,520
MacroGenics, Inc.*	1,900	6,175
Maravai LifeSciences Holdings, Inc., Class A*	3,800	20,710
MBX Biosciences, Inc.*	400	7,372
MeiraGTx Holdings PLC*	1,100	6,699
Merrimack Pharmaceuticals, Inc.*	400	0
Mersana Therapeutics, Inc.*	3,400	4,862
Mind Medicine MindMed, Inc.*	2,500	17,400
Mineralys Therapeutics, Inc.*	1,000	12,310
Monte Rosa Therapeutics, Inc.*	1,100	7,634
Myriad Genetics, Inc.*	2,800	38,388
Nektar Therapeutics*	6,600	6,138
NeoGenomics, Inc.*	4,000	65,920
Neumora Therapeutics, Inc.*	2,600	27,560
Nkarta, Inc.*	1,900	4,731
Novavax, Inc.*	4,700	37,788
Nurix Therapeutics, Inc.*	2,000	37,680
Nuvalent, Inc., Class A*	1,100	86,108
Nuvation Bio, Inc.*	6,200	16,492
Olema Pharmaceuticals, Inc.*	1,400	8,162
Omeros Corp.*	1,500	14,820
Organogenesis Holdings, Inc.*	2,500	8,000
Ovid therapeutics, Inc.*	2,300	2,148
PepGen, Inc.*	600	2,274
Perspective Therapeutics, Inc.*	1,600	5,104
Phathom Pharmaceuticals, Inc.*	1,200	9,744
Pliant Therapeutics, Inc.*	1,800	23,706
Poseida Therapeutics, Inc.*	2,000	19,200
Praxis Precision Medicines, Inc.*	500	38,480
Precigen, Inc.*	3,300	3,696
Prime Medicine, Inc.*	1,500	4,380
ProKidney Corp.*	1,500	2,535
Prothena Corp. PLC*	1,400	19,390
PTC Therapeutics, Inc.*	2,400	108,336
Puma Biotechnology, Inc.*	1,600	4,880
Pyxis Oncology, Inc.*	1,900	2,964
Q32 Bio, Inc.*	100	344
RAPT Therapeutics, Inc.*	1,000	1,580
Recursion Pharmaceuticals, Inc., Class A*	6,900	46,644
REGENXBIO, Inc.*	1,400	10,822
Relay Therapeutics, Inc.*	3,000	12,360
Renovaro, Inc.*	2,100	1,755
Replimune Group, Inc.*	1,800	21,798
REVOLUTION Medicines, Inc.*	5,301	231,866
Rigel Pharmaceuticals, Inc.*	629	10,580
Rocket Pharmaceuticals, Inc.*	2,200	27,654
Sage Therapeutics, Inc.*	1,800	9,774
Sana Biotechnology, Inc.*	4,500	7,335
Savara, Inc.*	3,000	9,210
	Number of Shares	Value†

Biotechnology — (continued)
Scholar Rock Holding Corp.*	2,400	$103,728
Scilex Holding Co.*	1,931	823
Septerna, Inc.*	600	13,740
Shattuck Labs, Inc.*	1,500	1,815
Soleno Therapeutics, Inc.*	700	31,465
Solid Biosciences, Inc.*	900	3,600
SpringWorks Therapeutics, Inc.*	2,200	79,486
Stoke Therapeutics, Inc.*	1,200	13,236
Summit Therapeutics, Inc.*	2,800	49,966
Sutro Biopharma, Inc.*	2,134	3,927
Syndax Pharmaceuticals, Inc.*	2,600	34,372
Tango Therapeutics, Inc.*	1,500	4,635
Tarsus Pharmaceuticals, Inc.*	1,200	66,444
Taysha Gene Therapies, Inc.*	5,700	9,861
Tenaya Therapeutics, Inc.*	1,500	2,145
Terns Pharmaceuticals, Inc.*	1,600	8,864
TG Therapeutics, Inc.*	4,400	132,440
Theravance Biopharma, Inc.*	900	8,469
Third Harmonic Bio, Inc.*	600	6,174
Tobira Therapeutic, Inc.*	400	1,812
Tourmaline Bio, Inc.*	800	16,224
Travere Therapeutics, Inc.*	2,300	40,066
TScan Therapeutics, Inc.*	1,400	4,256
Tyra Biosciences, Inc.*	700	9,730
Upstream Bio, Inc.*	500	8,220
UroGen Pharma Ltd.*	1,000	10,650
Ventyx Biosciences, Inc.*	1,500	3,285
Vera Therapeutics, Inc.*	1,300	54,977
Veracyte, Inc.*	2,400	95,040
Verastem, Inc.*	1,100	5,687
Vericel Corp.*	1,500	82,365
Veru, Inc.*	5,400	3,513
Verve Therapeutics, Inc.*	2,300	12,972
Vir Biotechnology, Inc.*	3,000	22,020
Viridian Therapeutics, Inc.*	2,100	40,257
WaVe Life Sciences Ltd.*	2,900	35,873
X4 Pharmaceuticals, Inc.*	4,800	3,521
XBiotech, Inc.*	800	3,160
Xencor, Inc.*	1,900	43,662
XOMA Royalty Corp.*	300	7,884
Zentalis Pharmaceuticals, Inc.*	1,800	5,454
Zevra Therapeutics, Inc.*	1,400	11,676
Zura Bio Ltd.*	300	750
Zymeworks, Inc.*	1,600	23,424
		6,405,668
Building Materials — 1.8%
American Woodmark Corp.*	469	37,299
Apogee Enterprises, Inc.	643	45,917
Aspen Aerogels, Inc.*	1,900	22,572
Boise Cascade Co.	1,200	142,632
Caesarstone Ltd.*	800	3,400
Gibraltar Industries, Inc.*	1,001	58,959
Griffon Corp.	1,156	82,388
JELD-WEN Holding, Inc.*	2,700	22,113

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Building Materials — (continued)
Knife River Corp.*	1,800	$182,952
LSI Industries, Inc.	1,000	19,420
Masterbrand, Inc.*	4,100	59,901
Modine Manufacturing Co.*	1,677	194,415
SmartRent, Inc.*	6,700	11,725
Smith-Midland Corp.*	200	8,892
SPX Technologies, Inc.*	1,429	207,948
Summit Materials, Inc., Class A*	3,774	190,964
Tecnoglass, Inc.	700	55,524
UFP Industries, Inc.	1,949	219,555
		1,566,576
Chemicals — 1.8%
AdvanSix, Inc.	800	22,792
American Vanguard Corp.	778	3,602
Arcadium Lithium PLC*	34,084	174,851
Avient Corp.	2,855	116,655
Balchem Corp.	1,030	167,885
Cabot Corp.	1,700	155,227
Codexis, Inc.*	2,000	9,540
Ecovyst, Inc.*	3,900	29,796
H.B. Fuller Co.	1,680	113,366
Hawkins, Inc.	598	73,357
Ingevity Corp.*	1,200	48,900
Innospec, Inc.	746	82,105
Intrepid Potash, Inc.*	370	8,110
Koppers Holdings, Inc.	620	20,088
Kronos Worldwide, Inc.	500	4,875
Lightwave Logic, Inc.*	3,700	7,770
Mativ Holdings, Inc.	1,655	18,040
Minerals Technologies, Inc.	1,028	78,344
Northern Technologies International Corp.	300	4,047
Oil-Dri Corp of America	100	8,764
Orion S.A.	1,900	30,001
Perimeter Solutions, Inc.*	4,400	56,232
Quaker Chemical Corp.	477	67,143
Rayonier Advanced Materials, Inc.*	1,900	15,675
Rogers Corp.*	577	58,629
Sensient Technologies Corp.	1,358	96,771
Stepan Co.	676	43,737
Tronox Holdings PLC	4,000	40,280
Valhi, Inc.	100	2,339
		1,558,921
Coal — 0.6%
Alpha Metallurgical Resources, Inc.*	369	73,844
Arch Resources, Inc.	578	81,625
CONSOL Energy, Inc.	909	96,972
Hallador Energy Co.*	900	10,305
NACCO Industries, Inc., Class A	100	2,982
Peabody Energy Corp.	4,100	85,854
Ramaco Resources, Inc., Class A	700	7,182
Ramaco Resources, Inc., Class B	152	1,502
SunCoke Energy, Inc.	2,641	28,259
	Number of Shares	Value†

Coal — (continued)
Warrior Met Coal, Inc.	1,600	$86,784
		475,309
Commercial Services — 4.5%
ABM Industries, Inc.	2,039	104,356
Acacia Research Corp.*	1,500	6,510
Adtalem Global Education, Inc.*	1,200	109,020
AirSculpt Technologies, Inc.*	300	1,557
Alarm.com Holdings, Inc.*	1,500	91,200
Alight, Inc., Class A	13,200	91,344
Alta Equipment Group, Inc.	700	4,578
American Public Education, Inc.*	600	12,942
AMN Healthcare Services, Inc.*	1,209	28,919
Arlo Technologies, Inc.*	3,033	33,939
Barrett Business Services, Inc.	820	35,621
BrightView Holdings, Inc.*	1,915	30,621
Cadiz, Inc.*	1,600	8,320
Carriage Services, Inc.	400	15,940
Cass Information Systems, Inc.	398	16,282
CBIZ, Inc.*	1,540	126,018
Chegg, Inc.*	3,800	6,118
Cimpress PLC*	560	40,163
CompoSecure, Inc., Class A	700	10,731
CoreCivic, Inc.*	3,500	76,090
Coursera, Inc.*	4,300	36,550
CPI Card Group, Inc.*	200	5,978
CRA International, Inc.	174	32,573
Cross Country Healthcare, Inc.*	1,084	19,685
Custom Truck One Source, Inc.*	2,100	10,101
Deluxe Corp.	1,507	34,043
Distribution Solutions Group, Inc.*	342	11,765
DLH Holdings Corp.*	400	3,212
Driven Brands Holdings, Inc.*	2,000	32,280
Emerald Holding, Inc.	600	2,892
Ennis, Inc.	858	18,095
European Wax Center, Inc., Class A*	1,000	6,670
EVERTEC, Inc.	2,039	70,407
First Advantage Corp.*	1,778	33,302
FiscalNote Holdings, Inc.*	2,500	2,675
Flywire Corp.*	3,700	76,294
Forrester Research, Inc.*	375	5,876
Franklin Covey Co.*	397	14,919
Graham Holdings Co., Class B	102	88,936
Green Dot Corp., Class A*	1,840	19,578
Healthcare Services Group, Inc.*	2,180	25,321
Heidrick & Struggles International, Inc.	669	29,643
Herc Holdings, Inc.	892	168,882
Hertz Global Holdings, Inc.*	4,300	15,738
HireQuest, Inc.	200	2,832
Huron Consulting Group, Inc.*	528	65,609
ICF International, Inc.	535	63,777
Information Services Group, Inc.	1,200	4,008
Insperity, Inc.	1,113	86,269
John Wiley & Sons, Inc., Class A	1,200	52,452
Kelly Services, Inc., Class A	914	12,741

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Kforce, Inc.	586	$33,226
KinderCare Learning Cos., Inc.*	900	16,020
Korn Ferry	1,590	107,246
Laureate Education, Inc.*	4,200	76,818
Legalzoom.com, Inc.*	4,300	32,293
Lifecore Biomedical, Inc.*	900	6,687
Lincoln Educational Services Corp.*	900	14,238
LiveRamp Holdings, Inc.*	2,167	65,812
MarketWise, Inc.	1,500	851
Marqeta, Inc., Class A*	14,500	54,955
Matthews International Corp., Class A	1,005	27,818
Medifast, Inc.*	376	6,625
Mister Car Wash, Inc.*	3,200	23,328
Moneylion, Inc.*	300	25,803
Monro, Inc.	1,037	25,718
National Research Corp.	487	8,591
Payoneer Global, Inc.*	8,800	88,352
Paysafe Ltd.*	917	15,681
Perdoceo Education Corp.	2,000	52,940
Performant Healthcare, Inc.*	2,600	7,852
Priority Technology Holdings, Inc.*	600	7,050
PROG Holdings, Inc.	1,267	53,543
Progyny, Inc.*	2,500	43,125
Quad/Graphics, Inc.	1,100	7,667
Remitly Global, Inc.*	4,600	103,822
Repay Holdings Corp.*	2,700	20,601
Resources Connection, Inc.	1,222	10,424
Sezzle, Inc.*	69	17,650
SoundThinking, Inc.*	300	3,918
Spire Global, Inc.*	800	11,256
StoneCo Ltd., Class A*	9,000	71,730
Strategic Education, Inc.	699	65,301
Stride, Inc.*	1,352	140,513
Target Hospitality Corp.*	1,100	10,632
The Brink's Co.	1,410	130,806
The GEO Group, Inc.*	3,952	110,577
The Hackett Group, Inc.	816	25,068
Transcat, Inc.*	300	31,722
TriNet Group, Inc.	1,022	92,767
TrueBlue, Inc.*	1,076	9,038
Udemy, Inc.*	2,900	23,867
Universal Technical Institute, Inc.*	1,300	33,423
Upbound Group, Inc.	1,753	51,135
Verra Mobility Corp.*	5,300	128,154
Viad Corp.*	671	28,524
Willdan Group, Inc.*	400	15,236
ZipRecruiter, Inc., Class A*	2,300	16,652
		3,858,427
Computers — 2.2%
3D Systems Corp.*	4,000	13,120
ASGN, Inc.*	1,352	112,675
Cantaloupe, Inc.*	2,000	19,020
Conduent, Inc.*	4,700	18,988
Corsair Gaming, Inc.*	1,500	9,915
	Number of Shares	Value†

Computers — (continued)
Cricut, Inc., Class A	1,700	$9,690
Diebold Nixdorf, Inc.*	800	34,432
D-Wave Quantum, Inc.*	2,400	20,160
Everspin Technologies, Inc.*	800	5,112
ExlService Holdings, Inc.*	4,988	221,367
Grid Dynamics Holdings, Inc.*	1,700	37,808
Insight Enterprises, Inc.*	887	134,913
Integral Ad Science Holding Corp.*	2,400	25,056
Maximus, Inc.	1,914	142,880
Mitek Systems, Inc.*	1,500	16,695
NCR Atleos Corp.*	2,200	74,624
NCR Voyix Corp.*	4,500	62,280
NetScout Systems, Inc.*	2,165	46,894
NextNav, Inc.*	2,300	35,788
OneSpan, Inc.*	1,305	24,195
PAR Technology Corp.*	1,100	79,937
PlayAGS, Inc.*	1,400	16,142
Qualys, Inc.*	1,176	164,899
Rapid7, Inc.*	2,000	80,460
Rekor Systems, Inc.*	2,900	4,524
Rigetti Computing, Inc.*	5,024	76,666
Rimini Street, Inc.*	1,800	4,806
System1, Inc.*	1,100	988
Telos Corp.*	2,100	7,182
Tenable Holdings, Inc.*	3,700	145,706
TTEC Holdings, Inc.	607	3,029
Unisys Corp.*	2,324	14,711
V2X, Inc.*	400	19,132
Varonis Systems, Inc.*	3,514	156,127
WNS Holdings Ltd.*	1,400	66,346
		1,906,267
Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co.	1,600	53,760
Interparfums, Inc.	570	74,961
Olaplex Holdings, Inc.*	5,100	8,823
Prestige Consumer Healthcare, Inc.*	1,572	122,757
The Beauty Health Co.*	2,900	4,611
The Honest Co., Inc.*	2,900	20,097
Waldencast PLC, Class A*	1,000	4,020
		289,029
Distribution & Wholesale — 0.7%
A-Mark Precious Metals, Inc.	600	16,440
EVI Industries, Inc.	200	3,270
G-III Apparel Group Ltd.*	1,308	42,667
Global Industrial Co.	462	11,453
H&E Equipment Services, Inc.	1,059	51,849
Hudson Technologies, Inc.*	1,400	7,812
MRC Global, Inc.*	2,700	34,506
OPENLANE, Inc.*	3,300	65,472
Resideo Technologies, Inc.*	4,700	108,335
Rush Enterprises, Inc., Class A	1,903	104,265
Rush Enterprises, Inc., Class B	225	12,249
ScanSource, Inc.*	781	37,058
ThredUp, Inc., Class A*	1,900	2,641

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Distribution & Wholesale — (continued)
Titan Machinery, Inc.*	723	$10,216
VSE Corp.	508	48,311
		556,544
Diversified Financial Services — 3.7%
AlTi Global, Inc.*	900	3,969
Artisan Partners Asset Management, Inc., Class A	2,000	86,100
Atlanticus Holdings Corp.*	200	11,156
B Riley Financial, Inc.	600	2,754
BGC Group, Inc., Class A	11,500	104,190
Bread Financial Holdings, Inc.	1,600	97,696
Brightsphere Investment Group, Inc.	826	21,757
Brookfield Business Corp., Class A	800	19,408
Burford Capital Ltd.	6,300	80,325
Cohen & Steers, Inc.	817	75,442
Columbia Financial, Inc.*	800	12,648
Consumer Portfolio Services, Inc.*	500	5,430
Dave, Inc.*	200	17,384
Diamond Hill Investment Group, Inc.	107	16,596
Enact Holdings, Inc.	900	29,142
Encore Capital Group, Inc.*	697	33,296
Enova International, Inc.*	813	77,950
Federal Agricultural Mortgage Corp., Class C	300	59,085
First Western Financial, Inc.*	300	5,865
Forge Global Holdings, Inc.*	4,300	4,003
FTAI Aviation Ltd.	3,237	466,257
GCM Grosvenor, Inc., Class A	1,200	14,724
Hamilton Lane, Inc., Class A	1,200	177,660
International Money Express, Inc.*	1,100	22,913
LendingClub Corp.*	3,560	57,636
LendingTree, Inc.*	277	10,734
Medallion Financial Corp.	700	6,573
Moelis & Co., Class A	2,200	162,536
Mr. Cooper Group, Inc.*	1,992	191,252
Navient Corp.	2,500	33,225
Nelnet, Inc., Class A	399	42,617
NerdWallet, Inc., Class A*	1,300	17,290
Onity Group, Inc.*	200	6,142
Pagseguro Digital Ltd., Class A*	6,200	38,812
Paysign, Inc.*	1,500	4,530
PennyMac Financial Services, Inc.	800	81,712
Perella Weinberg Partners	1,600	38,144
Piper Sandler Cos.	550	164,973
PJT Partners, Inc., Class A	744	117,411
PRA Group, Inc.*	1,248	26,071
Radian Group, Inc.	4,803	152,351
Regional Management Corp.	300	10,194
Silvercrest Asset Management Group, Inc., Class A	300	5,517
StepStone Group, Inc., Class A	2,000	115,760
StoneX Group, Inc.*	889	87,095
Upstart Holdings, Inc.*	2,400	147,768
Velocity Financial, Inc.*	400	7,824
	Number of Shares	Value†

Diversified Financial Services — (continued)
Victory Capital Holdings, Inc., Class A	1,300	$85,098
Virtus Investment Partners, Inc.	214	47,204
WisdomTree, Inc.	4,300	45,150
World Acceptance Corp.*	112	12,593
		3,161,962
Electric — 1.4%
ALLETE, Inc.	1,851	119,945
Altus Power, Inc.*	2,000	8,140
Ameresco, Inc., Class A*	1,000	23,480
Avista Corp.	2,539	93,003
Black Hills Corp.	2,148	125,701
Genie Energy Ltd., Class B	300	4,677
Hawaiian Electric Industries, Inc.*	5,400	52,542
MGE Energy, Inc.	1,142	107,302
Northwestern Energy Group, Inc.	1,980	105,851
Ormat Technologies, Inc.	1,800	121,896
Otter Tail Corp.	1,292	95,401
Portland General Electric Co.	3,256	142,027
TXNM Energy, Inc.	2,810	138,168
Unitil Corp.	463	25,090
		1,163,223
Electrical Components & Equipment — 0.8%
American Superconductor Corp.*	1,200	29,556
Belden, Inc.	1,255	141,326
ChargePoint Holdings, Inc.*	13,400	14,338
Energizer Holdings, Inc.	2,300	80,247
EnerSys	1,223	113,042
Graham Corp.*	300	13,341
Insteel Industries, Inc.	591	15,963
nLight, Inc.*	1,400	14,686
Novanta, Inc.*	1,130	172,630
Powell Industries, Inc.	311	68,933
Ultralife Corp.*	400	2,980
		667,042
Electronics — 2.4%
Advanced Energy Industries, Inc.	1,193	137,947
Allient, Inc.	500	12,140
Applied Optoelectronics, Inc.*	1,300	47,918
Atkore, Inc.	1,138	94,966
Atmus Filtration Technologies, Inc.	2,700	105,786
Badger Meter, Inc.	924	195,999
Bel Fuse, Inc., Class B	300	24,741
Benchmark Electronics, Inc.	1,113	50,530
CTS Corp.	963	50,779
Enovix Corp.*	5,000	54,350
ESCO Technologies, Inc.	825	109,898
Evolv Technologies Holdings, Inc.*	4,100	16,195
FARO Technologies, Inc.*	620	15,723
Fluidigm Corp.*	10,400	18,200
GoPro, Inc., Class A*	4,300	4,687
Itron, Inc.*	1,450	157,441
Kimball Electronics, Inc.*	733	13,729
Knowles Corp.*	2,852	56,840

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Mesa Laboratories, Inc.	186	$24,528
MicroVision, Inc.*	6,300	8,253
Mirion Technologies, Inc.*	6,500	113,425
Napco Security Technologies, Inc.	1,100	39,116
NEXTracker, Inc., Class A*	4,600	168,038
NVE Corp.	100	8,143
OSI Systems, Inc.*	498	83,380
Plexus Corp.*	803	125,654
Sanmina Corp.*	1,726	130,606
Stoneridge, Inc.*	873	5,474
TTM Technologies, Inc.*	3,129	77,443
Turtle Beach Corp.*	500	8,655
Vicor Corp.*	722	34,887
Vishay Intertechnology, Inc.	4,100	69,454
		2,064,925
Energy-Alternate Sources — 0.4%
Aemetis, Inc.*	1,500	4,035
Array Technologies, Inc.*	5,100	30,804
ASP Isotopes, Inc.*	1,600	7,248
Energy Vault Holdings, Inc.*	2,500	5,700
Fluence Energy, Inc.*	1,900	30,172
Freyr Battery, Inc.*	4,200	10,836
FuelCell Energy, Inc.*	486	4,393
FutureFuel Corp.	800	4,232
Green Plains, Inc.*	1,967	18,647
Montauk Renewables, Inc.*	2,100	8,358
Plug Power, Inc.*	25,100	53,463
REX American Resources Corp.*	476	19,845
Shoals Technologies Group, Inc., Class A*	5,700	31,521
Stem, Inc.*	5,000	3,015
Sunnova Energy International, Inc.*	3,500	12,005
Sunrun, Inc.*	6,900	63,825
TPI Composites, Inc.*	1,400	2,646
		310,745
Engineering & Construction — 1.9%
908 Devices, Inc.*	800	1,760
Arcosa, Inc.	1,500	145,110
Bowman Consulting Group Ltd.*	400	9,980
Centuri Holdings, Inc.*	500	9,655
Concrete Pumping Holdings, Inc.*	1,100	7,326
Construction Partners, Inc., Class A*	1,300	114,998
Dycom Industries, Inc.*	900	156,654
Exponent, Inc.	1,580	140,778
Fluor Corp.*	5,400	266,328
Frontdoor, Inc.*	2,400	131,208
Granite Construction, Inc.	1,333	116,917
Great Lakes Dredge & Dock Corp.*	1,951	22,027
IES Holdings, Inc.*	256	51,446
Latham Group, Inc.*	1,500	10,440
Limbach Holdings, Inc.*	300	25,662
Mistras Group, Inc.*	800	7,248
MYR Group, Inc.*	510	75,873
NV5 Global, Inc.*	1,816	34,214
	Number of Shares	Value†

Engineering & Construction — (continued)
Orion Group Holdings, Inc.*	1,100	$8,063
Primoris Services Corp.	1,690	129,116
Sterling Infrastructure, Inc.*	900	151,605
Tutor Perini Corp.*	1,397	33,807
		1,650,215
Entertainment — 1.1%
Accel Entertainment, Inc.*	1,600	17,088
AMC Entertainment Holdings, Inc., Class A*	11,100	44,178
Atlanta Braves Holdings, Inc., Class A*	300	12,240
Atlanta Braves Holdings, Inc., Class C*	1,600	61,216
Bally's Corp.*	750	13,418
Cinemark Holdings, Inc.*	3,500	108,430
Everi Holdings, Inc.*	2,700	36,477
Golden Entertainment, Inc.	700	22,120
IMAX Corp.*	1,300	33,280
International Game Technology PLC	3,600	63,576
Lions Gate Entertainment Corp., Class A*	1,900	16,226
Lions Gate Entertainment Corp., Class B*	4,100	30,955
Madison Square Garden Entertainment Corp.*	1,237	44,037
Monarch Casino & Resort, Inc.	385	30,377
RCI Hospitality Holdings, Inc.	300	17,241
Red Rock Resorts, Inc., Class A	1,600	73,984
Reservoir Media, Inc.*	700	6,335
Rush Street Interactive, Inc.*	2,400	32,928
Six Flags Entertainment Corp.	2,892	139,365
Super Group SGHC Ltd.	5,000	31,150
United Parks & Resorts, Inc.*	1,000	56,190
		890,811
Environmental Control — 0.4%
374Water, Inc.*	2,400	1,638
Advanced Emissions Solutions, Inc.*	1,000	7,570
Casella Waste Systems, Inc., Class A*	2,000	211,620
CECO Environmental Corp.*	1,000	30,230
Energy Recovery, Inc.*	1,800	26,460
Enviri Corp.*	2,500	19,250
LanzaTech Global, Inc.*	4,200	5,754
Montrose Environmental Group, Inc.*	1,100	20,405
Perma-Fix Environmental Services, Inc.*	500	5,535
Pure Cycle Corp.*	800	10,144
PureCycle Technologies, Inc.*	3,700	37,925
Quest Resource Holding Corp.*	700	4,550
		381,081
Food — 1.6%
B&G Foods, Inc.	2,272	15,654
Beyond Meat, Inc.*	1,800	6,768
Calavo Growers, Inc.	551	14,050
Cal-Maine Foods, Inc.	1,246	128,238
HF Foods Group, Inc.*	1,300	4,173

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
Ingles Markets, Inc., Class A	404	$26,034
J & J Snack Foods Corp.	464	71,980
John B Sanfilippo & Son, Inc.	300	26,133
Krispy Kreme, Inc.	2,900	28,797
Lancaster Colony Corp.	617	106,827
Mama's Creations, Inc.*	1,200	9,552
Mission Produce, Inc.*	1,400	20,118
Nathan's Famous, Inc.	100	7,861
Natural Grocers by Vitamin Cottage, Inc.	300	11,916
Seneca Foods Corp., Class A*	111	8,798
SpartanNash Co.	1,130	20,702
Sprouts Farmers Market, Inc.*	3,200	406,624
SunOpta, Inc.*	3,200	24,640
The Chefs' Warehouse, Inc.*	1,150	56,718
The Hain Celestial Group, Inc.*	2,700	16,605
The Simply Good Foods Co.*	2,900	113,042
TreeHouse Foods, Inc.*	1,500	52,695
United Natural Foods, Inc.*	1,800	49,158
Utz Brands, Inc.	2,100	32,886
Village Super Market, Inc., Class A	268	8,547
Weis Markets, Inc.	466	31,558
WK Kellogg Co.	2,200	39,578
		1,339,652
Forest Products & Paper — 0.1%
Sylvamo Corp.	1,100	86,922
Gas — 1.0%
Brookfield Infrastructure Corp., Class A	3,787	151,518
Chesapeake Utilities Corp.	674	81,790
New Jersey Resources Corp.	3,064	142,936
Northwest Natural Holding Co.	1,250	49,450
ONE Gas, Inc.	1,800	124,650
RGC Resources, Inc.	300	6,018
Southwest Gas Holdings, Inc.	1,875	132,581
Spire, Inc.	1,756	119,109
		808,052
Hand & Machine Tools — 0.4%
Cadre Holdings, Inc.	800	25,840
Enerpac Tool Group Corp.	1,706	70,100
Franklin Electric Co., Inc.	1,470	143,251
Kennametal, Inc.	2,500	60,050
Luxfer Holdings PLC	1,000	13,090
		312,331
Healthcare Products — 3.5%
Accuray, Inc.*	3,500	6,930
Adaptive Biotechnologies Corp.*	3,400	20,383
Akoya Biosciences, Inc.*	700	1,603
Alphatec Holdings, Inc.*	3,500	32,130
AngioDynamics, Inc.*	1,158	10,607
Artivion, Inc.*	1,299	37,138
AtriCure, Inc.*	1,500	45,840
Avanos Medical, Inc.*	1,500	23,880
Avita Medical, Inc.*	900	11,520
	Number of Shares	Value†

Healthcare Products — (continued)
Axogen, Inc.*	1,200	$19,776
BioLife Solutions, Inc.*	1,100	28,556
Bioventus, Inc., Class A*	1,400	14,700
CareDx, Inc.*	1,700	36,397
Castle Biosciences, Inc.*	900	23,985
Ceribell, Inc.*	400	10,352
Cerus Corp.*	6,200	9,548
CONMED Corp.	961	65,771
CVRx, Inc.*	400	5,068
Embecta Corp.	1,800	37,170
Glaukos Corp.*	1,515	227,159
Haemonetics Corp.*	1,605	125,318
ICU Medical, Inc.*	700	108,619
Inari Medical, Inc.*	1,700	86,785
InfuSystem Holdings, Inc.*	700	5,915
Inmode Ltd.*	2,300	38,410
Inogen, Inc.*	900	8,253
Integer Holdings Corp.*	1,057	140,074
Integra LifeSciences Holdings Corp.*	2,100	47,628
iRadimed Corp.	200	11,000
iRhythm Technologies, Inc.*	980	88,367
Lantheus Holdings, Inc.*	2,206	197,349
LeMaitre Vascular, Inc.	600	55,284
LivaNova PLC*	1,700	78,727
MaxCyte, Inc.*	3,100	12,896
Merit Medical Systems, Inc.*	1,775	171,678
MiMedx Group, Inc.*	3,700	35,594
Nautilus Biotechnology, Inc.*	1,600	2,688
Neogen Corp.*	7,038	85,441
NeuroPace, Inc.*	600	6,714
Nevro Corp.*	1,257	4,676
Novocure Ltd.*	3,300	98,340
OmniAb, Inc.*	2,479	8,776
Omnicell, Inc.*	1,400	62,328
OraSure Technologies, Inc.*	2,201	7,946
Orchestra BioMed Holdings, Inc.*	900	3,600
Orthofix Medical, Inc.*	987	17,233
OrthoPediatrics Corp.*	500	11,590
Pacific Biosciences of California, Inc.*	8,100	14,823
Paragon 28, Inc.*	1,300	13,429
Patterson Cos., Inc.	2,400	74,064
PROCEPT BioRobotics Corp.*	1,400	112,728
Pulmonx Corp.*	1,300	8,827
Pulse Biosciences, Inc.*	476	8,287
Quanterix Corp.*	1,200	12,756
Quantum-Si, Inc.*	3,000	8,100
RxSight, Inc.*	1,100	37,818
Sanara Medtech, Inc.*	100	3,320
Semler Scientific, Inc.*	100	5,400
Sera Prognostics, Inc., Class A*	1,100	8,954
SI-BONE, Inc.*	1,400	19,628
STAAR Surgical Co.*	1,617	39,277
Stereotaxis, Inc.*	2,300	5,244
Surmodics, Inc.*	473	18,731
Tactile Systems Technology, Inc.*	900	15,417

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Tandem Diabetes Care, Inc.*	2,100	$75,642
TransMedics Group, Inc.*	1,000	62,350
Treace Medical Concepts, Inc.*	1,600	11,904
Twist Bioscience Corp.*	1,888	87,735
UFP Technologies, Inc.*	248	60,638
Utah Medical Products, Inc.	100	6,147
Varex Imaging Corp.*	1,300	18,967
Zimvie, Inc.*	900	12,555
Zynex, Inc.*	660	5,287
		2,937,770
Healthcare Services — 1.9%
Accolade, Inc.*	2,200	7,524
Addus HomeCare Corp.*	500	62,675
agilon health, Inc.*	10,300	19,570
Ardent Health Partners, Inc.*	400	6,832
Astrana Health, Inc.*	1,400	44,142
Aveanna Healthcare Holdings, Inc.*	1,400	6,398
Blade Air Mobility, Inc.*	1,800	7,650
BrightSpring Health Services, Inc.*	1,700	28,951
Brookdale Senior Living, Inc.*	6,300	31,689
Community Health Systems, Inc.*	4,100	12,259
Concentra Group Holdings Parent, Inc.	3,443	68,103
CorVel Corp.*	837	93,125
DocGo, Inc.*	3,700	15,688
Enhabit, Inc.*	1,800	14,058
Fulgent Genetics, Inc.*	700	12,929
GeneDx Holdings Corp.*	400	30,744
HealthEquity, Inc.*	2,700	259,065
Innovage Holding Corp.*	700	2,751
LifeStance Health Group, Inc.*	4,100	30,217
ModivCare, Inc.*	400	4,736
Nano-X Imaging Ltd.*	1,700	12,240
National HealthCare Corp.	406	43,669
OPKO Health, Inc.*	10,901	16,024
Oscar Health, Inc., Class A*	6,100	81,984
PACS Group, Inc.*	1,300	17,043
Pediatrix Medical Group, Inc.*	2,600	34,112
Quipt Home Medical Corp.*	1,600	4,880
RadNet, Inc.*	2,100	146,664
Select Medical Holdings Corp.	3,400	64,090
Sonida Senior Living, Inc.*	100	2,308
Surgery Partners, Inc.*	2,500	52,925
Teladoc Health, Inc.*	5,200	47,268
The Ensign Group, Inc.	1,763	234,232
The Joint Corp.*	500	5,315
The Pennant Group, Inc.*	840	22,277
U.S. Physical Therapy, Inc.	462	40,984
Viemed Healthcare, Inc.*	1,300	10,426
		1,595,547
Home Builders — 1.8%
Beazer Homes USA, Inc.*	924	25,373
Cavco Industries, Inc.*	264	117,805
Century Communities, Inc.	900	66,024
Champion Homes, Inc.*	1,700	149,770
	Number of Shares	Value†

Home Builders — (continued)
Dream Finders Homes, Inc., Class A*	900	$20,943
Forestar Group, Inc.*	560	14,515
Green Brick Partners, Inc.*	1,000	56,490
Hovnanian Enterprises, Inc., Class A*	146	19,538
Installed Building Products, Inc.	758	132,840
KB Home	2,000	131,440
Landsea Homes Corp.*	300	2,547
LCI Industries	791	81,781
LGI Homes, Inc.*	666	59,540
M/I Homes, Inc.*	836	111,146
Meritage Homes Corp.	1,139	175,201
Taylor Morrison Home Corp.*	3,200	195,872
Tri Pointe Homes, Inc.*	2,900	105,154
Winnebago Industries, Inc.	922	44,053
		1,510,032
Home Furnishings — 0.3%
Arhaus, Inc.	1,700	15,980
Daktronics, Inc.*	1,054	17,771
Ethan Allen Interiors, Inc.	728	20,464
Flexsteel Industries, Inc.	100	5,434
Hamilton Beach Brands Holding Co., Class A	300	5,049
Hooker Furnishings Corp.	400	5,604
iRobot Corp.*	871	6,750
MillerKnoll, Inc.	2,228	50,331
Purple Innovation, Inc.*	1,700	1,326
Sleep Number Corp.*	772	11,765
Sonos, Inc.*	3,800	57,152
The Lovesac Co.*	400	9,464
Traeger, Inc.*	700	1,673
Xperi, Inc.*	1,501	15,415
		224,178
Household Products & Wares — 0.3%
ACCO Brands Corp.	2,893	15,188
Central Garden & Pet Co.*	300	11,640
Central Garden & Pet Co., Class A*	1,702	56,251
Helen of Troy Ltd.*	766	45,830
Quanex Building Products Corp.	1,325	32,118
WD-40 Co.	429	104,110
		265,137
Housewares — 0.0%
Lifetime Brands, Inc.	500	2,955
Insurance — 2.5%
Ambac Financial Group, Inc.*	1,500	18,975
American Coastal Insurance Corp.*	700	9,422
AMERISAFE, Inc.	608	31,336
Baldwin Insurance Group, Inc.*	2,100	81,396
Bowhead Specialty Holdings, Inc.*	300	10,656
CNO Financial Group, Inc.	3,293	122,532
Crawford & Co., Class A	300	3,468
Donegal Group, Inc., Class A	383	5,925
Employers Holdings, Inc.	782	40,062
Enstar Group Ltd.*	400	128,820

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Essent Group Ltd.	3,300	$179,652
F&G Annuities & Life, Inc.	600	24,864
Fidelis Insurance Holdings Ltd.	1,500	27,195
Genworth Financial, Inc.*	13,400	93,666
GoHealth, Inc., Class A*	200	2,678
Goosehead Insurance, Inc., Class A*	700	75,054
Greenlight Capital Re Ltd., Class A*	728	10,192
Hamilton Insurance Group Ltd., Class B*	1,300	24,739
HCI Group, Inc.	300	34,959
Heritage Insurance Holdings, Inc.*	900	10,890
Hippo Holdings, Inc.*	732	19,596
Horace Mann Educators Corp.	1,280	50,214
Investors Title Co.	39	9,234
Jackson Financial, Inc., Class A	2,400	208,992
James River Group Holdings Ltd.	1,300	6,331
Kingsway Financial Services, Inc.*	500	4,185
Lemonade, Inc.*	1,700	62,356
Maiden Holdings Ltd.*	3,600	6,084
MBIA, Inc.*	1,700	10,982
Mercury General Corp.	800	53,184
NI Holdings, Inc.*	200	3,140
NMI Holdings, Inc.*	2,500	91,900
Palomar Holdings, Inc.*	800	84,472
ProAssurance Corp.*	1,500	23,865
Root, Inc., Class A*	300	21,777
Safety Insurance Group, Inc.	482	39,717
Selective Insurance Group, Inc.	1,875	175,350
Selectquote, Inc.*	4,300	15,996
SiriusPoint Ltd.*	3,000	49,170
Skyward Specialty Insurance Group, Inc.*	1,200	60,648
Stewart Information Services Corp.	808	54,532
Tiptree, Inc.	700	14,602
Trupanion, Inc.*	1,029	49,598
United Fire Group, Inc.	680	19,346
Universal Insurance Holdings, Inc.	651	13,710
		2,085,462
Internet — 1.8%
1-800-Flowers.com, Inc., Class A*	937	7,655
1stdibs.com, Inc.*	1,000	3,540
AudioEye, Inc.*	300	4,563
Backblaze, Inc., Class A*	1,500	9,030
BARK, Inc.*	3,200	5,888
Beyond, Inc.*	1,500	7,395
Bumble, Inc., Class A*	3,100	25,234
Cardlytics, Inc.*	1,100	4,081
Cargurus, Inc.*	2,800	102,312
Cars.com, Inc.*	2,200	38,126
Cogent Communications Holdings, Inc.	1,419	109,362
Couchbase, Inc.*	1,300	20,267
Despegar.com Corp.*	2,100	40,425
Entravision Communications Corp., Class A	2,500	5,875
	Number of Shares	Value†

Internet — (continued)
ePlus, Inc.*	856	$63,241
Eventbrite, Inc., Class A*	2,800	9,408
EverQuote, Inc., Class A*	700	13,993
Figs, Inc., Class A*	4,200	25,998
fuboTV, Inc.*	8,600	10,836
Gambling.com Group Ltd.*	300	4,224
Getty Images Holdings, Inc.*	3,600	7,776
Grindr, Inc.*	600	10,704
Groupon, Inc.*	800	9,720
HealthStream, Inc.	700	22,260
Hims & Hers Health, Inc.*	6,000	145,080
Innovid Corp.*	4,000	12,360
Lands' End, Inc.*	500	6,570
LifeMD, Inc.*	1,300	6,435
Liquidity Services, Inc.*	735	23,733
LiveOne, Inc.*	2,800	4,116
Magnite, Inc.*	3,906	62,184
MediaAlpha, Inc., Class A*	847	9,563
Nerdy, Inc.*	1,800	2,916
Nextdoor Holdings, Inc.*	5,400	12,798
Open Lending Corp.*	3,100	18,507
Opendoor Technologies, Inc.*	20,900	33,440
OptimizeRx Corp.*	600	2,916
Q2 Holdings, Inc.*	1,900	191,235
QuinStreet, Inc.*	1,715	39,565
Revolve Group, Inc.*	1,200	40,188
Shutterstock, Inc.	800	24,280
Solo Brands, Inc., Class A*	500	570
Sprinklr, Inc., Class A*	3,700	31,265
Stitch Fix, Inc., Class A*	2,600	11,206
The RealReal, Inc.*	2,900	31,697
TrueCar, Inc.*	2,300	8,579
Tucows, Inc., Class A*	300	5,142
Upwork, Inc.*	3,900	63,765
Vivid Seats, Inc., Class A*	2,400	11,112
Yelp, Inc.*	2,100	81,270
Ziff Davis, Inc.*	1,390	75,533
		1,517,938
Investment Companies — 0.9%
Bit Digital, Inc.*	4,100	12,013
Cannae Holdings, Inc.	1,800	35,748
Cipher Mining, Inc.*	5,900	27,376
Cleanspark, Inc.*	7,400	68,154
Compass Diversified Holdings	2,100	48,468
Core Scientific, Inc.*	5,500	77,275
FTAI Infrastructure, Inc.	3,400	24,684
HA Sustainable Infrastructure Capital, Inc.	3,600	96,588
Hut 8 Corp.*	2,500	51,225
MARA Holdings, Inc.*	8,700	145,899
NewtekOne, Inc.	900	11,493
Riot Platforms, Inc.*	9,100	92,911
Terawulf, Inc.*	7,800	44,148
		735,982

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Iron & Steel — 0.5%
Carpenter Technology Corp.	1,500	$254,565
Commercial Metals Co.	3,600	178,560
Radius Recycling, Inc.	900	13,698
Universal Stainless & Alloy Products, Inc.*	300	13,209
		460,032
Leisure Time — 0.6%
Acushnet Holdings Corp.	900	63,972
Clarus Corp.	902	4,068
Escalade, Inc.	400	5,712
Global Business Travel Group I*	4,000	37,120
Johnson Outdoors, Inc., Class A	168	5,544
Life Time Group Holdings, Inc.*	2,000	44,240
Lindblad Expeditions Holdings, Inc.*	1,100	13,046
Livewire Group, Inc.*	500	2,405
Malibu Boats, Inc., Class A*	600	22,554
Marine Products Corp.	188	1,724
MasterCraft Boat Holdings, Inc.*	500	9,535
OneSpaWorld Holdings Ltd.	3,100	61,690
Peloton Interactive, Inc., Class A*	10,800	93,960
Revelyst, Inc.*	1,900	36,537
Sabre Corp.*	12,700	46,355
Topgolf Callaway Brands Corp.*	4,646	36,518
Xponential Fitness, Inc., Class A*	800	10,760
		495,740
Lodging — 0.1%
Full House Resorts, Inc.*	1,200	4,896
Hilton Grand Vacations, Inc.*	2,300	89,585
The Marcus Corp.	733	15,759
		110,240
Machinery — Construction & Mining — 0.5%
Argan, Inc.	436	59,749
Astec Industries, Inc.	698	23,453
Bloom Energy Corp., Class A*	6,300	139,923
Hyster-Yale, Inc.	344	17,520
Net Power, Inc.*	800	8,472
NuScale Power Corp.*	2,600	46,618
Terex Corp.	2,100	97,062
The Manitowoc Co., Inc.*	1,025	9,358
		402,155
Machinery — Diversified — 2.2%
Alamo Group, Inc.	335	62,280
Albany International Corp., Class A	932	74,532
Applied Industrial Technologies, Inc.	1,253	300,056
Cactus, Inc., Class A	2,100	122,556
Chart Industries, Inc.*	1,366	260,688
Columbus McKinnon Corp.	885	32,957
CSW Industrials, Inc.	523	184,515
DXP Enterprises, Inc.*	422	34,866
Eastman Kodak Co.*	1,600	10,512
Gencor Industries, Inc.*	400	7,060
GrafTech International Ltd.*	6,600	11,418
Ichor Holdings Ltd.*	1,100	35,442
	Number of Shares	Value†

Machinery — Diversified — (continued)
Kadant, Inc.	370	$127,646
Lindsay Corp.	346	40,935
Mueller Water Products, Inc., Class A	4,892	110,070
Taylor Devices, Inc.*	100	4,162
Tennant Co.	636	51,853
The Gorman-Rupp Co.	651	24,686
Thermon Group Holdings, Inc.*	1,100	31,647
Twin Disc, Inc.	400	4,700
Watts Water Technologies, Inc., Class A	868	176,464
Zurn Elkay Water Solutions Corp.	4,600	171,580
		1,880,625
Media — 0.4%
AMC Networks, Inc., Class A*	1,000	9,900
Cable One, Inc.	176	63,733
Gannett Co., Inc.*	4,253	21,520
Gray Television, Inc.	3,000	9,450
iHeartMedia, Inc., Class A*	2,900	5,742
Liberty Latin America Ltd., Class A*	1,100	6,996
Liberty Latin America Ltd., Class C*	4,252	26,958
Scholastic Corp.	756	16,125
Sinclair, Inc.	1,000	16,140
Sphere Entertainment Co.*	837	33,748
TEGNA, Inc.	5,300	96,937
The E.W. Scripps Co., Class A*	2,229	4,926
Thryv Holdings, Inc.*	1,000	14,800
Townsquare Media, Inc., Class A	500	4,545
WideOpenWest, Inc.*	1,800	8,928
		340,448
Metal Fabricate/Hardware — 1.0%
AZZ, Inc.	876	71,762
Helios Technologies, Inc.	1,059	47,274
Hillman Solutions Corp.*	6,200	60,388
Janus International Group, Inc.*	4,800	35,280
L.B. Foster Co., Class A*	300	8,070
Mayville Engineering Co., Inc.*	400	6,288
Metallus, Inc.*	1,400	19,782
Mueller Industries, Inc.	3,476	275,855
NN, Inc.*	1,800	5,886
Northwest Pipe Co.*	300	14,478
Olympic Steel, Inc.	331	10,860
Omega Flex, Inc.	124	5,204
Park-Ohio Holdings Corp.	300	7,881
Proto Labs, Inc.*	799	31,233
Ryerson Holding Corp.	900	16,659
Standex International Corp.	400	74,796
The Eastern Co.	200	5,308
Tredegar Corp.*	761	5,845
Worthington Enterprises, Inc.	984	39,468
Worthington Steel, Inc.	1,084	34,493
Xometry, Inc., Class A*	1,200	51,192
		828,002
Mining — 0.8%
Caledonia Mining Corp. PLC	600	5,646

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Centrus Energy Corp., Class A*	400	$26,644
Century Aluminum Co.*	1,754	31,958
Coeur Mining, Inc.*	12,428	71,088
Compass Minerals International, Inc.	1,200	13,500
Constellium S.E.*	4,300	44,161
Contango ORE, Inc.*	200	2,004
Critical Metals Corp.*	300	2,037
Dakota Gold Corp.*	1,700	3,740
Encore Energy Corp.*	5,300	18,073
Energy Fuels, Inc.*	5,400	27,702
Hecla Mining Co.	18,491	90,791
i-80 Gold Corp.*	7,200	3,492
Ivanhoe Electric, Inc.*	2,800	21,140
Kaiser Aluminum Corp.	516	36,259
Lifezone Metals Ltd.*	1,300	9,035
MAC Copper Ltd.*	1,800	19,116
Novagold Resources, Inc.*	7,500	24,975
Perpetua Resources Corp.*	1,100	11,737
Piedmont Lithium, Inc.*	600	5,244
SSR Mining, Inc.*	6,200	43,152
United States Lime & Minerals, Inc.	325	43,141
Uranium Energy Corp.*	12,500	83,625
Ur-Energy, Inc.*	9,700	11,155
		649,415
Miscellaneous Manufacturing — 1.2%
AMMO, Inc.*	3,600	3,960
Byrna Technologies, Inc.*	500	14,405
Core Molding Technologies, Inc.*	300	4,962
Enpro, Inc.	661	113,990
Fabrinet*	1,162	255,501
Federal Signal Corp.	1,843	170,275
Hillenbrand, Inc.	2,144	65,992
John Bean Technologies Corp.	1,441	183,151
LSB Industries, Inc.*	1,900	14,421
Materion Corp.	657	64,964
Myers Industries, Inc.	1,325	14,628
NL Industries, Inc.	90	699
Park Aerospace Corp.	533	7,808
Sight Sciences, Inc.*	900	3,276
Smith & Wesson Brands, Inc.	1,579	15,956
Sturm Ruger & Co., Inc.	519	18,357
Trinity Industries, Inc.	2,600	91,260
		1,043,605
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior S.A., Class E	910	32,369
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	5,000	36,200
Xerox Holdings Corp.	3,800	32,034
		68,234
Office Furnishings — 0.2%
HNI Corp.	1,504	75,757
Interface, Inc.	1,795	43,708
	Number of Shares	Value†

Office Furnishings — (continued)
Steelcase, Inc., Class A	3,131	$37,008
Virco Mfg. Corp.	400	4,100
		160,573
Oil & Gas — 2.6%
Amplify Energy Corp.*	1,200	7,200
Berry Corp.	2,500	10,325
BKV Corp.*	500	11,890
Borr Drilling Ltd.*	8,000	31,200
California Resources Corp.	2,200	114,158
Chord Energy Corp.	30	3,508
CNX Resources Corp.*	4,600	168,682
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.*	2,800	51,016
Crescent Energy, Inc., Class A	5,107	74,613
CVR Energy, Inc.	1,200	22,488
Delek US Holdings, Inc.	1,983	36,685
Diversified Energy Co. PLC	1,600	26,880
Empire Petroleum Corp.*	200	1,520
Evolution Petroleum Corp.	1,200	6,276
Granite Ridge Resources, Inc.	1,900	12,274
Gulfport Energy Corp.*	404	74,417
Helmerich & Payne, Inc.	3,100	99,262
HighPeak Energy, Inc.	500	7,350
Kosmos Energy Ltd.*	15,600	53,352
Magnolia Oil & Gas Corp., Class A	5,500	128,590
Murphy Oil Corp.	4,600	139,196
Nabors Industries Ltd.*	315	18,009
Noble Corp. PLC	4,387	137,752
Northern Oil & Gas, Inc.	3,100	115,196
Par Pacific Holdings, Inc.*	1,718	28,158
Patterson-UTI Energy, Inc.	12,181	100,615
PBF Energy, Inc., Class A	3,200	84,960
Riley Exploration Permian, Inc.	400	12,768
Ring Energy, Inc.*	5,400	7,344
Sable Offshore Corp.*	1,700	38,930
SandRidge Energy, Inc.	1,000	11,710
Seadrill Ltd.*	2,200	85,646
Sitio Royalties Corp., Class A	2,514	48,218
SM Energy Co.	3,600	139,536
Talos Energy, Inc.*	4,500	43,695
Transocean Ltd.*	23,400	87,750
VAALCO Energy, Inc.	3,600	15,732
Valaris Ltd.*	2,000	88,480
Vital Energy, Inc.*	900	27,828
Vitesse Energy, Inc.	800	20,000
W&T Offshore, Inc.	3,543	5,881
		2,199,090
Oil & Gas Services — 1.3%
Archrock, Inc.	5,300	131,917
Aris Water Solutions, Inc., Class A	900	21,555
Atlas Energy Solutions, Inc.	2,100	46,578
Bristow Group, Inc.*	766	26,274
ChampionX Corp.	6,100	165,859
Core Laboratories, Inc.	1,500	25,965

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — (continued)
DMC Global, Inc.*	600	$4,410
DNOW, Inc.*	3,300	42,933
Expro Group Holdings N.V.*	3,116	38,857
Forum Energy Technologies, Inc.*	400	6,196
Geospace Technologies Corp.*	500	5,010
Helix Energy Solutions Group, Inc.*	4,801	44,745
Innovex International, Inc.*	1,200	16,764
Kodiak Gas Services, Inc.	1,000	40,830
Liberty Energy, Inc.	5,100	101,439
Mammoth Energy Services, Inc.*	1,000	3,000
Matrix Service Co.*	1,000	11,970
Natural Gas Services Group, Inc.*	400	10,720
NPK International, Inc.*	2,812	21,568
Oceaneering International, Inc.*	3,200	83,456
Oil States International, Inc.*	2,000	10,120
ProFrac Holding Corp., Class A*	900	6,984
ProPetro Holding Corp.*	2,900	27,057
Ranger Energy Services, Inc., Class A	600	9,288
RPC, Inc.	2,800	16,632
SEACOR Marine Holdings, Inc.*	900	5,904
Select Water Solutions, Inc.	2,900	38,396
Solaris Energy Infrastructure, Inc.	600	17,268
TETRA Technologies, Inc.*	4,400	15,752
Tidewater, Inc.*	1,500	82,065
		1,079,512
Packaging and Containers — 0.2%
Ardagh Metal Packaging S.A.	5,000	15,050
Clearwater Paper Corp.*	478	14,230
Greif, Inc., Class A	800	48,896
Greif, Inc., Class B	100	6,785
Karat Packaging, Inc.	300	9,078
O-I Glass, Inc.*	5,000	54,200
Pactiv Evergreen, Inc.	1,100	19,217
Ranpak Holdings Corp.*	1,200	8,256
TriMas Corp.	1,295	31,844
		207,556
Pharmaceuticals — 2.5%
ACELYRIN, Inc.*	2,300	7,222
AdaptHealth Corp.*	3,400	32,368
Agios Pharmaceuticals, Inc.*	1,800	59,148
Akebia Therapeutics, Inc.*	7,700	14,630
Alector, Inc.*	2,900	5,481
Alimera Sciences Inc.*	900	36
Alkermes PLC*	5,100	146,676
Amneal Pharmaceuticals, Inc.*	5,337	42,269
Amphastar Pharmaceuticals, Inc.*	1,200	44,556
Anika Therapeutics, Inc.*	400	6,584
Aquestive Therapeutics, Inc.*	2,800	9,968
Arvinas, Inc.*	2,000	38,340
Avadel Pharmaceuticals PLC, ADR*	3,100	32,581
Biote Corp., Class A*	600	3,708
Catalyst Pharmaceuticals, Inc.*	3,500	73,045
Coherus Biosciences, Inc.*	2,700	3,726
Collegium Pharmaceutical, Inc.*	1,000	28,650
	Number of Shares	Value†

Pharmaceuticals — (continued)
Corbus Pharmaceuticals Holdings, Inc.*	300	$3,540
Corcept Therapeutics, Inc.*	2,500	125,975
CorMedix, Inc.*	1,700	13,770
Enanta Pharmaceuticals, Inc.*	700	4,025
Enliven Therapeutics, Inc.*	1,200	27,000
Fennec Pharmaceuticals, Inc.*	700	4,424
Foghorn Therapeutics, Inc.*	800	3,776
Fulcrum Therapeutics, Inc.*	2,200	10,340
Harmony Biosciences Holdings, Inc.*	1,200	41,292
Harrow, Inc.*	1,000	33,550
Herbalife Ltd.*	3,400	22,746
Heron Therapeutics, Inc.*	3,800	5,814
Ironwood Pharmaceuticals, Inc.*	4,361	19,319
KalVista Pharmaceuticals, Inc.*	1,300	11,011
Kura Oncology, Inc.*	2,300	20,033
Lyell Immunopharma, Inc.*	6,000	3,840
Madrigal Pharmaceuticals, Inc.*	555	171,256
MannKind Corp.*	8,701	55,948
MediWound Ltd.*	400	7,120
Mirum Pharmaceuticals, Inc.*	1,300	53,755
Nature's Sunshine Products, Inc.*	500	7,330
Neurogene, Inc.*	300	6,858
Ocugen, Inc.*	9,100	7,326
Ocular Therapeutix, Inc.*	4,800	40,992
Option Care Health, Inc.*	5,402	125,326
ORIC Pharmaceuticals, Inc.*	2,200	17,754
Outlook Therapeutics, Inc.*	345	652
Owens & Minor, Inc.*	2,576	33,668
Pacira BioSciences, Inc.*	1,500	28,260
Phibro Animal Health Corp., Class A	700	14,700
Protagonist Therapeutics, Inc.*	1,900	73,340
Regulus Therapeutics, Inc.*	2,500	3,950
Revance Therapeutics, Inc.*	3,600	10,944
Rhythm Pharmaceuticals, Inc.*	1,700	95,166
scPharmaceuticals, Inc.*	1,100	3,894
SIGA Technologies, Inc.	1,700	10,217
Skye Bioscience, Inc.*	700	1,981
Spyre Therapeutics, Inc.*	1,100	25,608
Supernus Pharmaceuticals, Inc.*	1,600	57,856
Trevi Therapeutics, Inc.*	1,800	7,416
USANA Health Sciences, Inc.*	348	12,490
Vanda Pharmaceuticals, Inc.*	1,941	9,297
Vaxcyte, Inc.*	3,900	319,254
Verrica Pharmaceuticals, Inc.*	900	630
Voyager Therapeutics, Inc.*	1,200	6,804
Xeris Biopharma Holdings, Inc.*	4,300	14,577
Y-mAbs Therapeutics, Inc.*	1,200	9,396
		2,133,208
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	600	18,150
Golar LNG Ltd.	3,100	131,192
Kinetik Holdings, Inc.	1,200	68,052
NextDecade Corp.*	3,900	30,069
		247,463

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Private Equity — 0.0%
P10, Inc., Class A	1,300	$16,393
Patria Investments Ltd., Class A	1,600	18,608
		35,001
Real Estate — 0.7%
Anywhere Real Estate, Inc.*	2,800	9,240
Compass, Inc., Class A*	11,500	67,275
Cushman & Wakefield PLC*	7,200	94,176
eXp World Holdings, Inc.	2,700	31,077
FRP Holdings, Inc.*	338	10,353
Kennedy-Wilson Holdings, Inc.	3,581	35,774
Legacy Housing Corp.*	300	7,404
Marcus & Millichap, Inc.	800	30,608
Maui Land & Pineapple Co., Inc.*	300	6,594
McGrath RentCorp	770	86,101
Newmark Group, Inc., Class A	4,100	52,521
RE/MAX Holdings, Inc., Class A*	600	6,402
Redfin Corp.*	3,800	29,906
Sky Harbour Group Corp.*	500	5,965
Star Holdings*	446	4,340
Stratus Properties, Inc.*	200	4,152
The Real Brokerage, Inc.*	3,400	15,640
The RMR Group, Inc., Class A	467	9,639
The St. Joe Co.	1,100	49,423
		556,590
Real Estate Investment Trusts — 0.0%
Claros Mortgage Trust, Inc.	2,900	13,108
Retail — 4.0%
Abercrombie & Fitch Co., Class A*	1,588	237,358
Academy Sports & Outdoors, Inc.	2,200	126,566
American Eagle Outfitters, Inc.	5,600	93,352
America's Car-Mart, Inc.*	190	9,737
Arko Corp.	2,400	15,816
Asbury Automotive Group, Inc.*	620	150,679
Beacon Roofing Supply, Inc.*	1,981	201,230
Biglari Holdings, Inc., Class B*	10	2,543
BJ's Restaurants, Inc.*	620	21,784
Blink Charging Co.*	3,500	4,865
Bloomin' Brands, Inc.	2,400	29,304
BlueLinx Holdings, Inc.*	251	25,642
Boot Barn Holdings, Inc.*	900	136,638
Brinker International, Inc.*	1,400	185,206
Build-A-Bear Workshop, Inc.	400	18,416
Caleres, Inc.	1,054	24,411
Camping World Holdings, Inc., Class A	1,800	37,944
Citi Trends, Inc.*	300	7,875
Clean Energy Fuels Corp.*	6,000	15,060
Cracker Barrel Old Country Store, Inc.	734	38,799
Dave & Buster's Entertainment, Inc.*	1,100	32,109
Denny's Corp.*	1,452	8,785
Designer Brands, Inc., Class A	1,300	6,942
Destination XL Group, Inc.*	2,000	5,380
Dine Brands Global, Inc.	471	14,177
El Pollo Loco Holdings, Inc.*	1,000	11,540
	Number of Shares	Value†

Retail — (continued)
EVgo, Inc.*	2,700	$10,935
First Watch Restaurant Group, Inc.*	1,000	18,610
FirstCash Holdings, Inc.	1,186	122,870
Foot Locker, Inc.*	2,600	56,576
Genesco, Inc.*	295	12,611
GMS, Inc.*	1,200	101,796
Group 1 Automotive, Inc.	419	176,600
GrowGeneration Corp.*	1,800	3,042
Haverty Furniture Cos., Inc.	450	10,017
J Jill, Inc.	200	5,524
Jack in the Box, Inc.	614	25,567
Kura Sushi USA, Inc., Class A*	200	18,116
La-Z-Boy, Inc.	1,362	59,342
Leslie's, Inc.*	5,700	12,711
MarineMax, Inc.*	700	20,265
Movado Group, Inc.	460	9,053
National Vision Holdings, Inc.*	2,400	25,008
Nu Skin Enterprises, Inc., Class A	1,700	11,713
OneWater Marine, Inc., Class A*	400	6,952
Papa John's International, Inc.	1,110	45,588
Patrick Industries, Inc.	1,012	84,077
PC Connection, Inc.	365	25,284
Petco Health & Wellness Co., Inc.*	3,000	11,430
Portillo's, Inc., Class A*	1,500	14,100
Potbelly Corp.*	1,000	9,420
PriceSmart, Inc.	731	67,376
Sally Beauty Holdings, Inc.*	3,400	35,530
Savers Value Village, Inc.*	800	8,200
Shake Shack, Inc., Class A*	1,200	155,760
Shoe Carnival, Inc.	516	17,069
Signet Jewelers Ltd.	1,300	104,923
Sonic Automotive, Inc., Class A	434	27,494
Sweetgreen, Inc., Class A*	3,100	99,386
The Buckle, Inc.	949	48,219
The Cheesecake Factory, Inc.	1,516	71,919
The ODP Corp.*	1,070	24,332
The ONE Group Hospitality, Inc.*	800	2,320
Tile Shop Holdings, Inc.*	1,200	8,316
Tilly's, Inc., Class A*	800	3,400
Urban Outfitters, Inc.*	2,000	109,760
Vera Bradley, Inc.*	1,100	4,323
Victoria's Secret & Co.*	2,500	103,550
Warby Parker, Inc., Class A*	2,700	65,367
Winmark Corp.	91	35,769
Zumiez, Inc.*	503	9,642
		3,362,020
Savings & Loans — 1.0%
Axos Financial, Inc.*	1,700	118,745
Banc of California, Inc.	4,324	66,849
Berkshire Hills Bancorp, Inc.	1,442	40,996
Brookline Bancorp, Inc.	2,687	31,707
Capitol Federal Financial, Inc.	3,700	21,867
ESSA Bancorp, Inc.	400	7,800
First Financial Northwest, Inc.	300	6,510

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
Flagstar Financial, Inc.	7,966	$74,323
Flushing Financial Corp.	1,038	14,823
FS Bancorp, Inc.	200	8,212
Greene County Bancorp, Inc.	200	5,544
Home Bancorp, Inc.	200	9,242
HomeTrust Bancshares, Inc.	500	16,840
Northfield Bancorp, Inc.	1,093	12,701
Northwest Bancshares, Inc.	4,155	54,804
OceanFirst Financial Corp.	1,810	32,761
Pacific Premier Bancorp, Inc.	3,046	75,906
Provident Financial Services, Inc.	3,930	74,159
Southern Missouri Bancorp, Inc.	300	17,211
The Hingham Institution For Savings	61	15,502
Timberland Bancorp, Inc.	300	9,153
WaFd, Inc.	2,034	65,576
Waterstone Financial, Inc.	400	5,376
WSFS Financial Corp.	1,874	99,566
		886,173
Semiconductors — 2.1%
ACM Research, Inc., Class A*	1,600	24,160
Aehr Test Systems*	900	14,967
Alpha & Omega Semiconductor Ltd.*	700	25,921
Ambarella, Inc.*	1,229	89,397
Arteris, Inc.*	1,000	10,190
Axcelis Technologies, Inc.*	999	69,800
CEVA, Inc.*	671	21,170
Cohu, Inc.*	1,524	40,691
Diodes, Inc.*	1,399	86,276
FormFactor, Inc.*	2,429	106,876
Impinj, Inc.*	700	101,682
Kulicke & Soffa Industries, Inc.	1,700	79,322
MaxLinear, Inc.*	2,643	52,279
Navitas Semiconductor Corp.*	3,700	13,209
Ouster, Inc.*	1,500	18,330
Penguin Solutions, Inc.*	1,600	30,704
Photronics, Inc.*	1,892	44,575
Power Integrations, Inc.	1,747	107,790
QuickLogic Corp.*	500	5,650
Rambus, Inc.*	3,323	175,654
Richardson Electronics Ltd.	500	7,015
Semtech Corp.*	2,309	142,812
Silicon Laboratories, Inc.*	1,016	126,207
SiTime Corp.*	601	128,933
SkyWater Technology, Inc.*	1,000	13,800
Synaptics, Inc.*	1,265	96,545
Ultra Clean Holdings, Inc.*	1,400	50,330
Veeco Instruments, Inc.*	1,754	47,007
Vishay Precision Group, Inc.*	400	9,388
		1,740,680
Software — 5.7%
8X8, Inc.*	3,700	9,879
ACI Worldwide, Inc.*	3,327	172,705
ACV Auctions, Inc., Class A*	4,700	101,520
Adeia, Inc.	3,453	48,273
	Number of Shares	Value†

Software — (continued)
Agilysys, Inc.*	676	$89,036
Alignment Healthcare, Inc.*	3,400	38,250
Alkami Technology, Inc.*	1,700	62,356
Altair Engineering, Inc., Class A*	1,700	185,487
Amplitude, Inc., Class A*	2,600	27,430
Appian Corp., Class A*	1,275	42,049
Asana, Inc., Class A*	2,600	52,702
Asure Software, Inc.*	700	6,587
AvePoint, Inc.*	3,900	64,389
AvidXchange Holdings, Inc.*	5,400	55,836
Bandwidth, Inc., Class A*	739	12,578
BigBear.ai Holdings, Inc.*	3,900	17,355
BigCommerce Holdings, Inc.*	2,100	12,852
Blackbaud, Inc.*	1,250	92,400
BlackLine, Inc.*	1,840	111,798
Blend Labs, Inc., Class A*	7,000	29,470
Box, Inc., Class A*	4,500	142,200
Braze, Inc., Class A*	2,100	87,948
C3.ai, Inc., Class A*	3,500	120,505
Cerence, Inc.*	1,400	10,990
Clear Secure, Inc., Class A	2,800	74,592
Clearwater Analytics Holdings, Inc., Class A*	5,700	156,864
Climb Global Solutions, Inc.	100	12,675
Commvault Systems, Inc.*	1,386	209,161
Consensus Cloud Solutions, Inc.*	667	15,915
CS Disco, Inc.*	900	4,491
CSG Systems International, Inc.	981	50,139
Daily Journal Corp.*	41	23,288
Definitive Healthcare Corp.*	1,700	6,987
Digi International, Inc.*	1,057	31,953
Digimarc Corp.*	500	18,725
Digital Turbine Inc*	3,200	5,408
DigitalOcean Holdings, Inc.*	2,100	71,547
Domo, Inc., Class B*	1,100	7,788
Donnelley Financial Solutions, Inc.*	800	50,184
E2open Parent Holdings, Inc.*	5,800	15,428
eGain Corp.*	500	3,115
Enfusion, Inc., Class A*	1,700	17,510
EverCommerce, Inc.*	600	6,606
Evolent Health, Inc., Class A*	3,800	42,750
Fastly, Inc., Class A*	4,000	37,760
Freshworks, Inc., Class A*	6,500	105,105
GigaCloud Technology, Inc., Class A*	800	14,816
Health Catalyst, Inc.*	1,800	12,726
I3 Verticals, Inc., Class A*	800	18,432
IBEX Holdings Ltd.*	300	6,447
Ibotta, Inc., Class A*	500	32,540
Immersion Corp.	1,200	10,476
Innodata, Inc.*	800	31,616
Inspired Entertainment, Inc.*	700	6,335
Intapp, Inc.*	1,700	108,953
IonQ, Inc.*	6,300	263,151
Jamf Holding Corp.*	2,500	35,125
Kaltura, Inc.*	3,300	7,260

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Life360, Inc.*	200	$8,254
Logility Supply Chain Solutions, Inc.	1,093	12,110
Matterport, Inc.*	8,900	42,186
MeridianLink, Inc.*	800	16,520
N-able, Inc.*	2,400	22,416
Olo, Inc., Class A*	3,200	24,576
ON24, Inc.*	800	5,168
Outbrain, Inc.*	1,000	7,180
Pagaya Technologies Ltd., Class A*	1,400	13,006
PagerDuty, Inc.*	2,800	51,128
PDF Solutions, Inc.*	1,000	27,080
Phreesia, Inc.*	1,600	40,256
Planet Labs PBC*	7,300	29,492
Playstudios, Inc.*	2,600	4,836
Porch Group, Inc.*	2,100	10,332
Privia Health Group, Inc.*	3,200	62,560
Progress Software Corp.	1,326	86,389
PROS Holdings, Inc.*	1,517	33,313
PubMatic, Inc., Class A*	1,400	20,566
Rackspace Technology, Inc.*	1,800	3,978
Red Violet, Inc.*	300	10,860
ReposiTrak, Inc.	400	8,852
Sapiens International Corp. N.V.	1,000	26,870
Schrodinger, Inc.*	1,800	34,722
SEMrush Holdings, Inc., Class A*	1,300	15,444
Simulations Plus, Inc.	500	13,945
SolarWinds Corp.	1,600	22,800
SoundHound AI, Inc., Class A*	9,700	192,448
Sprout Social, Inc., Class A*	1,618	49,689
SPS Commerce, Inc.*	1,162	213,796
Talkspace, Inc.*	4,400	13,596
Verint Systems, Inc.*	1,895	52,018
Vertex, Inc., Class A*	1,700	90,695
Viant Technology, Inc., Class A*	400	7,596
Vimeo, Inc.*	4,700	30,080
Waystar Holding Corp.*	1,400	51,380
Weave Communications, Inc.*	1,100	17,512
WM Technology, Inc.*	3,500	4,830
Workiva, Inc.*	1,600	175,200
Yext, Inc.*	3,400	21,624
Zeta Global Holdings Corp., Class A*	5,700	102,543
Zuora, Inc., Class A*	4,100	40,672
		4,828,981
Telecommunications — 2.0%
A10 Networks, Inc.	2,300	42,320
ADTRAN Holdings, Inc.*	2,705	22,533
Anterix, Inc.*	300	9,201
Applied Digital Corp.*	6,000	45,840
AST SpaceMobile, Inc.*	4,200	88,620
ATN International, Inc.	398	6,690
Aviat Networks, Inc.*	400	7,244
BlackSky Technology, Inc.*	575	6,204
Calix, Inc.*	1,893	66,009
Clearfield, Inc.*	400	12,400
	Number of Shares	Value†

Telecommunications — (continued)
CommScope Holding Co., Inc.*	6,500	$33,865
Credo Technology Group Holding Ltd.*	4,400	295,724
DigitalBridge Group, Inc.	5,175	58,374
EchoStar Corp., Class A*	3,800	87,020
Extreme Networks, Inc.*	3,947	66,073
Globalstar, Inc.*	23,900	49,473
Gogo, Inc.*	2,200	17,798
Harmonic, Inc.*	3,470	45,908
IDT Corp., Class B	500	23,760
Infinera Corp.*	6,594	43,322
InterDigital, Inc.	794	153,814
Lumen Technologies, Inc.*	31,900	169,389
NETGEAR, Inc.*	929	25,891
Ooma, Inc.*	700	9,842
Powerfleet, Inc.*	3,200	21,312
Preformed Line Products Co.	71	9,073
Ribbon Communications, Inc.*	3,143	13,075
Shenandoah Telecommunications Co.	1,518	19,142
Spok Holdings, Inc.	700	11,235
Telephone and Data Systems, Inc.	3,100	105,741
Viasat, Inc.*	4,100	34,891
Viavi Solutions, Inc.*	7,000	70,700
		1,672,483
Textiles — 0.1%
UniFirst Corp.	512	87,598
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	1,200	16,068
JAKKS Pacific, Inc.*	300	8,445
		24,513
Transportation — 1.3%
Air Transport Services Group, Inc.*	1,485	32,640
ArcBest Corp.	744	69,430
Ardmore Shipping Corp.	1,300	15,795
Costamare, Inc.	1,500	19,275
Covenant Logistics Group, Inc.	300	16,353
CryoPort, Inc.*	1,500	11,670
DHT Holdings, Inc.	4,400	40,876
Dorian LPG Ltd.	1,132	27,587
FLEX LNG Ltd.	1,000	22,940
Forward Air Corp.*	796	25,671
Genco Shipping & Trading Ltd.	1,400	19,516
Golden Ocean Group Ltd.	3,900	34,944
Heartland Express, Inc.	1,567	17,582
Himalaya Shipping Ltd.*	1,200	5,832
Hub Group, Inc., Class A	1,886	84,040
International Seaways, Inc.	1,331	47,836
Marten Transport Ltd.	1,926	30,065
Matson, Inc.	1,048	141,312
Nordic American Tankers Ltd.	7,067	17,668
PAMT CORP*	200	3,276
Pangaea Logistics Solutions Ltd.	1,400	7,504
Proficient Auto Logistics, Inc.*	500	4,035
Radiant Logistics, Inc.*	1,000	6,700

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
RXO, Inc.*	5,000	$119,200
Safe Bulkers, Inc.	1,700	6,069
Scorpio Tankers, Inc.	1,440	71,554
SFL Corp. Ltd.	3,784	38,672
Teekay Corp., Ltd.	2,000	13,860
Teekay Tankers Ltd., Class A	800	31,832
Universal Logistics Holdings, Inc.	200	9,188
Werner Enterprises, Inc.	1,952	70,116
World Kinect Corp.	1,800	49,518
		1,112,556
Trucking and Leasing — 0.3%
GATX Corp.	1,144	177,274
The Greenbrier Cos., Inc.	947	57,758
Willis Lease Finance Corp.	100	20,755
		255,787
Water — 0.3%
American States Water Co.	1,177	91,476
California Water Service Group	1,866	84,586
Consolidated Water Co., Ltd.	400	10,356
Global Water Resources, Inc.	500	5,750
Middlesex Water Co.	531	27,947
SJW Group	1,032	50,795
The York Water Co.	497	16,262
		287,172
TOTAL COMMON STOCKS (Cost $72,856,748)		79,148,537

REAL ESTATE INVESTMENT TRUSTS — 6.3%
Apartments — 0.3%
Apartment Investment and Management Co., Class A*	4,400	39,996
BRT Apartments Corp.	500	9,015
Centerspace	461	30,495
Elme Communities	2,706	41,321
Independence Realty Trust, Inc.	7,192	142,689
NexPoint Residential Trust, Inc.	700	29,225
		292,741
Diversified — 0.9%
Alexander & Baldwin, Inc.	2,256	40,021
American Assets Trust, Inc.	1,600	42,016
Armada Hoffler Properties, Inc.	2,100	21,483
Broadstone Net Lease, Inc.	6,000	95,160
Clipper Realty, Inc.	600	2,748
Farmland Partners, Inc.	1,400	16,464
FrontView REIT, Inc.	500	9,065
Gladstone Commercial Corp.	1,252	20,332
Gladstone Land Corp.	1,100	11,935
Global Net Lease, Inc.	6,282	45,859
InvenTrust Properties Corp.	2,400	72,312
NexPoint Diversified Real Estate Trust	1,331	8,117
One Liberty Properties, Inc.	510	13,892
Outfront Media, Inc.	4,897	86,870
	Number of Shares	Value†

Diversified — (continued)
Postal Realty Trust, Inc., Class A	700	$9,135
PotlatchDeltic Corp.	2,474	97,105
Safehold, Inc.	1,735	32,063
UMH Properties, Inc.	2,168	40,932
Uniti Group, Inc.	7,300	40,150
Veris Residential, Inc.	2,400	39,912
		745,571
Healthcare — 0.7%
American Healthcare REIT, Inc.	4,800	136,416
CareTrust REIT, Inc.	5,895	159,460
Community Healthcare Trust, Inc.	700	13,447
Diversified Healthcare Trust	6,700	15,410
Global Medical REIT, Inc.	1,800	13,896
LTC Properties, Inc.	1,417	48,957
National Health Investors, Inc.	1,357	94,040
Sabra Health Care REIT, Inc.	7,393	128,047
Universal Health Realty Income Trust	420	15,628
		625,301
Hotels & Resorts — 0.8%
Apple Hospitality REIT, Inc.	7,200	110,520
Braemar Hotels & Resorts, Inc.	2,800	8,400
Chatham Lodging Trust	1,300	11,635
DiamondRock Hospitality Co.	6,523	58,903
Pebblebrook Hotel Trust	3,793	51,395
RLJ Lodging Trust	4,780	48,804
Ryman Hospitality Properties, Inc.	1,812	189,064
Service Properties Trust	5,500	13,970
Summit Hotel Properties, Inc.	3,400	23,290
Sunstone Hotel Investors, Inc.	6,447	76,332
Xenia Hotels & Resorts, Inc.	3,200	47,552
		639,865
Industrial — 0.4%
Industrial Logistics Properties Trust	2,400	8,760
Innovative Industrial Properties, Inc.	856	57,044
LXP Industrial Trust	9,115	74,014
Plymouth Industrial REIT, Inc.	1,400	24,920
Terreno Realty Corp.	2,975	175,941
		340,679
Mortgage Banks — 0.9%
Advanced Flower Capital, Inc.	600	4,998
AG Mortgage Investment Trust, Inc.	1,100	7,315
Angel Oak Mortgage REIT, Inc.	200	1,856
Apollo Commercial Real Estate Finance, Inc.	4,456	38,589
Arbor Realty Trust, Inc.	5,800	80,330
Ares Commercial Real Estate Corp.	1,600	9,424
ARMOUR Residential REIT, Inc.	1,615	30,459
Blackstone Mortgage Trust, Inc., Class A	5,500	95,755
BrightSpire Capital, Inc.	3,900	21,996
Chimera Investment Corp.	2,600	36,400
Dynex Capital, Inc.	2,469	31,233
Ellington Financial, Inc.	2,500	30,300

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Mortgage Banks — (continued)
Franklin BSP Realty Trust, Inc.	2,712	$34,009
Granite Point Mortgage Trust, Inc.	1,700	4,743
Invesco Mortgage Capital, Inc.	1,612	12,977
KKR Real Estate Finance Trust, Inc.	2,100	21,210
Ladder Capital Corp.	3,776	42,253
MFA Financial, Inc.	3,175	32,353
New York Mortgage Trust, Inc.	2,975	18,029
Nexpoint Real Estate Finance, Inc.	300	4,707
Orchid Island Capital, Inc.	1,840	14,315
PennyMac Mortgage Investment Trust	2,892	36,410
Ready Capital Corp.	5,354	36,514
Redwood Trust, Inc.	4,477	29,235
Seven Hills Realty Trust	500	6,540
Sunrise Realty Trust, Inc.	200	2,816
TPG RE Finance Trust, Inc.	2,000	17,000
Two Harbors Investment Corp.	3,500	41,405
		743,171
Office Property — 0.7%
Brandywine Realty Trust	5,500	30,800
City Office REIT, Inc.	1,400	7,728
COPT Defense Properties	3,600	111,420
Douglas Emmett, Inc.	5,000	92,800
Easterly Government Properties, Inc.	3,200	36,352
Empire State Realty Trust, Inc., Class A	4,500	46,440
Franklin Street Properties Corp.	3,700	6,771
Hudson Pacific Properties, Inc.	4,300	13,029
JBG SMITH Properties	2,700	41,499
NET Lease Office Properties	500	15,605
Orion Office REIT, Inc.	1,900	7,049
Paramount Group, Inc.	5,800	28,652
Peakstone Realty Trust	1,100	12,177
Piedmont Office Realty Trust, Inc., Class A	4,200	38,430
SL Green Realty Corp.	2,200	149,424
		638,176
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	600	9,252
Regional Malls — 0.3%
CBL & Associates Properties, Inc.	600	17,646
Tanger, Inc.	3,400	116,042
The Macerich Co.	7,400	147,408
		281,096
Single Tenant — 0.4%
Alpine Income Property Trust, Inc.	500	8,395
Essential Properties Realty Trust, Inc.	5,600	175,168
Four Corners Property Trust, Inc.	3,000	81,420
Getty Realty Corp.	1,469	44,261
		309,244
Strip Centers — 0.9%
Acadia Realty Trust	3,720	89,875
Alexander's, Inc.	69	13,804
	Number of Shares	Value†

Strip Centers — (continued)
CTO Realty Growth, Inc.	759	$14,960
Curbline Properties Corp.	3,050	70,821
Kite Realty Group Trust	6,949	175,393
NETSTREIT Corp.	2,500	35,375
Phillips Edison & Co., Inc.	3,900	146,094
Retail Opportunity Investments Corp.	3,800	65,968
Saul Centers, Inc.	351	13,619
SITE Centers Corp.	1,525	23,317
Urban Edge Properties	4,000	86,000
Whitestone REIT	1,400	19,838
		755,064
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,912,274)		5,380,160

RIGHTS — 0.0%
Aduro Biotech CVR*	560	0
CinCor Pharma, Inc.*	800	2,448
OmniAb, Inc.*	191	393
OmniAb, Inc.*	191	343
Resolute Forest Products, Inc.*	1,500	2,130
TOTAL RIGHTS (Cost $699)		5,314

WARRANTS — 0.0%
Nabors Industries Ltd. Expiration Date 06/11/26*	87	318
Chord Energy Corp. Expiration Date 09/01/25*	102	347
Danimer Scientific, Inc. *	1,066	38
Pulse Biosciences, Inc. *	76	487
Pulse Biosciences, Inc. *	76	487
TOTAL WARRANTS (Cost $733)		1,677

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $484,295)	484,295	484,295
TOTAL INVESTMENTS — 100.2% (Cost $79,254,749)		$85,019,983
Other Assets & Liabilities — (0.2)%		(166,538)
TOTAL NET ASSETS — 100.0%		$84,853,445

†	See Security Valuation Note.
*	Non-income producing security.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
CVR— Contingent Valued Rights.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$86,436
Aerospace & Defense	1.7%	1,325,254
Agriculture	0.3%	258,348
Airlines	0.4%	285,465
Apparel	0.6%	441,869
Auto Manufacturers	0.2%	126,830
Auto Parts & Equipment	1.2%	907,860
Banks	10.0%	7,926,732
Beverages	0.3%	260,111
Biotechnology	8.1%	6,405,668
Building Materials	2.0%	1,566,576
Chemicals	2.0%	1,558,921
Coal	0.6%	475,309
Commercial Services	4.9%	3,858,427
Computers	2.4%	1,906,267
Cosmetics & Personal Care	0.4%	289,029
Distribution & Wholesale	0.7%	556,544
Diversified Financial Services	4.0%	3,161,962
Electric	1.5%	1,163,223
Electrical Components & Equipment	0.8%	667,042
Electronics	2.6%	2,064,925
Energy-Alternate Sources	0.4%	310,745
Engineering & Construction	2.1%	1,650,215
Entertainment	1.1%	890,811
Environmental Control	0.5%	381,081
Food	1.7%	1,339,652
Forest Products & Paper	0.1%	86,922
Gas	1.0%	808,052
Hand & Machine Tools	0.4%	312,331
Healthcare Products	3.7%	2,937,770
Healthcare Services	2.0%	1,595,547
Home Builders	1.9%	1,510,032
Home Furnishings	0.3%	224,178
Household Products & Wares	0.3%	265,137
Housewares	0.0%	2,955
Insurance	2.6%	2,085,462
Internet	1.9%	1,517,938
Investment Companies	0.9%	735,982
Iron & Steel	0.6%	460,032
Leisure Time	0.6%	495,740
Lodging	0.1%	110,240
Machinery — Construction & Mining	0.5%	402,155
Machinery — Diversified	2.4%	1,880,625
Media	0.4%	340,448
Metal Fabricate/Hardware	1.1%	828,002
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Mining	0.8%	$649,415
Miscellaneous Manufacturing	1.3%	1,043,605
Multi-National	0.0%	32,369
Office & Business Equipment	0.1%	68,234
Office Furnishings	0.2%	160,573
Oil & Gas	2.8%	2,199,090
Oil & Gas Services	1.4%	1,079,512
Packaging and Containers	0.3%	207,556
Pharmaceuticals	2.7%	2,133,208
Pipelines	0.3%	247,463
Private Equity	0.0%	35,001
Real Estate	0.7%	556,590
Real Estate Investment Trusts	0.0%	13,108
Retail	4.3%	3,362,020
Savings & Loans	1.1%	886,173
Semiconductors	2.2%	1,740,680
Software	6.1%	4,828,981
Telecommunications	2.1%	1,672,483
Textiles	0.1%	87,598
Toys, Games & Hobbies	0.0%	24,513
Transportation	1.4%	1,112,556
Trucking and Leasing	0.3%	255,787
Water	0.4%	287,172
	100.0%	$79,148,537
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Advertising	$86,436	$86,436	$—	$—
Aerospace & Defense	1,325,254	1,325,254	—	—
Agriculture	258,348	258,348	—	—
Airlines	285,465	285,465	—	—
Apparel	441,869	441,869	—	—
Auto Manufacturers	126,830	126,830	—	—
Auto Parts & Equipment	907,860	907,860	—	—
Banks	7,926,732	7,926,732	—	—
Beverages	260,111	260,111	—	—
Biotechnology	6,405,668	6,403,053	2,615	—
Building Materials	1,566,576	1,566,576	—	—
Chemicals	1,558,921	1,558,921	—	—
Coal	475,309	475,309	—	—
Commercial Services	3,858,427	3,858,427	—	—
Computers	1,906,267	1,906,267	—	—
Cosmetics & Personal Care	289,029	289,029	—	—
Distribution & Wholesale	556,544	556,544	—	—
Diversified Financial Services	3,161,962	3,161,962	—	—
Electric	1,163,223	1,163,223	—	—
Electrical Components & Equipment	667,042	667,042	—	—

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Small Cap Index Fund
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Electronics	$2,064,925	$2,064,925	$—	$—
Energy-Alternate Sources	310,745	310,745	—	—
Engineering & Construction	1,650,215	1,650,215	—	—
Entertainment	890,811	890,811	—	—
Environmental Control	381,081	381,081	—	—
Food	1,339,652	1,339,652	—	—
Forest Products & Paper	86,922	86,922	—	—
Gas	808,052	808,052	—	—
Hand & Machine Tools	312,331	312,331	—	—
Healthcare Products	2,937,770	2,937,770	—	—
Healthcare Services	1,595,547	1,595,547	—	—
Home Builders	1,510,032	1,510,032	—	—
Home Furnishings	224,178	224,178	—	—
Household Products & Wares	265,137	265,137	—	—
Housewares	2,955	2,955	—	—
Insurance	2,085,462	2,085,462	—	—
Internet	1,517,938	1,517,938	—	—
Investment Companies	735,982	735,982	—	—
Iron & Steel	460,032	460,032	—	—
Leisure Time	495,740	495,740	—	—
Lodging	110,240	110,240	—	—
Machinery — Construction & Mining	402,155	402,155	—	—
Machinery — Diversified	1,880,625	1,880,625	—	—
Media	340,448	340,448	—	—
Metal Fabricate/Hardware	828,002	828,002	—	—
Mining	649,415	649,415	—	—
Miscellaneous Manufacturing	1,043,605	1,043,605	—	—
Multi-National	32,369	32,369	—	—
Office & Business Equipment	68,234	68,234	—	—
Office Furnishings	160,573	160,573	—	—
Oil & Gas	2,199,090	2,199,090	—	—(1)
Oil & Gas Services	1,079,512	1,079,512	—	—
Packaging and Containers	207,556	207,556	—	—
Pharmaceuticals	2,133,208	2,133,172	36	—
Pipelines	247,463	247,463	—	—
Private Equity	35,001	35,001	—	—
Real Estate	556,590	556,590	—	—
Real Estate Investment Trusts	13,108	13,108	—	—
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Retail	$3,362,020	$3,362,020	$—	$—
Savings & Loans	886,173	886,173	—	—
Semiconductors	1,740,680	1,740,680	—	—
Software	4,828,981	4,828,981	—	—
Telecommunications	1,672,483	1,672,483	—	—
Textiles	87,598	87,598	—	—
Toys, Games & Hobbies	24,513	24,513	—	—
Transportation	1,112,556	1,112,556	—	—
Trucking and Leasing	255,787	255,787	—	—
Water	287,172	287,172	—	—
Total Common Stocks	79,148,537	79,145,886	2,651	—
Real Estate Investment Trusts	5,380,160	5,380,160	—	—
Rights	5,314	—	5,314	—
Warrants	1,677	703	974	—
Short-Term Investments	484,295	484,295	—	—
Total Investments	$85,019,983	$85,011,044	$8,939	$—
LIABILITIES TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(2)
Futures Contracts	$(41,012)	$(41,012)	$—	$—
Total Liabilities—Other Financial Instruments	$(41,012)	$(41,012)	$—	$—
(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Futures contracts held by the Fund at December 31, 2024 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini Russell 2000 Index	03/21/25	6	50	$0	$674,940	$—	$(41,012)
							$—	$(41,012)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 94.7%
Australia — 6.9%
ANZ Group Holdings Ltd.	13,967	$246,096
APA Group	6,670	28,715
Aristocrat Leisure Ltd.	2,631	111,109
ASX Ltd.	903	36,312
BHP Group Ltd.	23,752	579,424
BlueScope Steel Ltd.	2,047	23,670
Brambles Ltd.	6,620	78,733
CAR Group Ltd.	1,639	36,474
Cochlear Ltd.	312	55,873
Coles Group Ltd.	6,302	73,567
Commonwealth Bank of Australia	7,786	736,721
Computershare Ltd.	2,515	52,831
CSL Ltd.	2,247	391,991
Endeavour Group Ltd.	6,432	16,686
Fortescue Ltd.	7,743	87,191
Goodman Group	8,024	176,383
Insurance Australia Group Ltd.	11,138	58,254
Macquarie Group Ltd.	1,696	231,950
Medibank Pvt. Ltd.	14,114	33,082
Mineral Resources Ltd.	930	19,628
Mirvac Group	17,697	20,467
National Australia Bank Ltd.	14,360	329,021
Northern Star Resources Ltd.	5,412	51,420
Orica Ltd.	2,212	22,676
Origin Energy Ltd.	8,055	54,259
Pro Medicus Ltd.	255	39,390
Qantas Airways Ltd.*	3,289	18,208
QBE Insurance Group Ltd.	7,094	84,247
Ramsay Health Care Ltd.	823	17,562
REA Group Ltd.	262	37,692
Reece Ltd.	1,201	16,591
Rio Tinto Ltd.	1,718	124,577
Santos Ltd.	15,512	64,234
Scentre Group	24,536	51,939
SEEK Ltd.	1,770	24,632
SGH Ltd.	875	24,891
Sonic Healthcare Ltd.	2,111	35,209
South32 Ltd.	15,452	32,412
South32 Ltd.	5,653	11,868
Stockland	11,070	32,834
Suncorp Group Ltd.	5,962	70,046
Telstra Group Ltd.	18,715	46,381
The GPT Group	9,446	25,446
The Lottery Corp. Ltd.	9,935	30,302
Transurban Group	14,277	118,000
Treasury Wine Estates Ltd.	3,956	27,711
Vicinity Ltd.	18,933	24,538
Washington H. Soul Pattinson & Co., Ltd.	1,031	21,793
Wesfarmers Ltd.	5,265	232,595
Westpac Banking Corp.	16,056	320,494
WiseTech Global Ltd.	777	58,006
Woodside Energy Group Ltd.	8,886	137,599
Woolworths Group Ltd.	5,612	105,790
		5,387,520
	Number of Shares	Value†

Austria — 0.2%
Erste Group Bank AG	1,536	$95,073
OMV AG	740	28,698
Verbund AG	306	22,188
		145,959
Belgium — 0.8%
Ageas N.V.	708	34,423
Anheuser-Busch InBev N.V.	4,229	211,720
D'ieteren Group	111	18,465
Elia Group S.A.	148	11,388
Groupe Bruxelles Lambert N.V.	362	24,752
KBC Group N.V.	1,073	82,846
Lotus Bakeries N.V.	2	22,386
Sofina S.A.	66	14,898
Syensqo S.A.	376	27,459
UCB S.A.	598	119,040
Warehouses De Pauw CVA	933	18,341
		585,718
Chile — 0.1%
Antofagasta PLC	1,852	36,687
China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	11,200	24,481
Denmark — 2.8%
A.P. Moller - Maersk A/S, Class A	15	24,133
A.P. Moller - Maersk A/S, Class B	19	31,611
Carlsberg A/S, Class B	463	44,468
Coloplast A/S, Class B	604	66,176
Danske Bank A/S	3,317	94,046
Demant A/S*	454	16,710
DSV A/S	950	202,317
Genmab A/S*	291	60,773
Novo Nordisk A/S, Class B	15,040	1,297,679
Novonesis (Novozymes), Class B	1,659	94,010
Orsted A/S@,*	758	34,227
Pandora A/S	385	70,438
ROCKWOOL A/S, Class B	40	14,233
Tryg A/S	1,594	33,624
Vestas Wind Systems A/S*	4,881	66,952
Zealand Pharma A/S*	309	30,738
		2,182,135
Finland — 0.9%
Elisa OYJ	733	31,738
Fortum OYJ	2,232	31,247
Kesko OYJ, Class B	1,229	23,188
Kone OYJ, Class B	1,608	78,390
Metso OYJ	3,076	28,636
Neste OYJ	2,000	25,310
Nokia OYJ	24,419	108,015
Nordea Bank Abp	14,724	160,390
Orion OYJ, Class B	570	25,259
Sampo OYJ, Class A	2,169	88,593
Stora Enso OYJ, Class R	2,992	30,112
UPM-Kymmene OYJ	2,537	69,767

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Finland — (continued)
Wartsila OYJ Abp	2,189	$38,795
		739,440
France — 10.3%
Accor S.A.	883	42,947
Aeroports de Paris S.A.	143	16,557
Air Liquide S.A.	2,704	439,562
Airbus S.E.	2,777	444,684
Alstom S.A.*	1,401	31,261
Amundi S.A.@	290	19,300
Arkema S.A.	274	20,849
AXA S.A.	8,259	293,935
BioMerieux	219	23,440
BNP Paribas S.A.	4,747	291,451
Bollore S.E.	3,186	19,591
Bouygues S.A.	887	26,265
Bureau Veritas S.A.	1,519	46,148
Capgemini S.E.	727	118,739
Carrefour S.A.	2,661	37,874
Cie de Saint-Gobain S.A.	2,136	189,809
Cie Generale des Etablissements Michelin SCA	3,095	101,842
Covivio SA	233	11,809
Credit Agricole S.A.	5,056	69,568
Danone S.A.	3,043	205,645
Dassault Aviation S.A.	89	18,186
Dassault Systemes S.E.	3,071	106,269
Edenred SE	1,186	38,991
Eiffage S.A.	339	29,727
Engie S.A.	8,456	134,107
EssilorLuxottica S.A.	1,395	340,282
Eurazeo S.E.	181	13,501
Gecina S.A.	205	19,205
Getlink S.E.	1,352	21,559
Hermes International SCA	149	357,506
Ipsen S.A.	156	17,881
Kering S.A.	339	83,731
Klepierre S.A.	1,098	31,622
La Francaise des Jeux SACA@	465	17,907
Legrand S.A.	1,226	119,255
L'Oreal S.A.	1,122	397,191
LVMH Moet Hennessy Louis Vuitton S.E.	1,283	843,949
Orange S.A.	8,959	89,391
Pernod Ricard S.A.	949	107,225
Publicis Groupe S.A.	1,052	111,996
Renault S.A.	899	43,767
Rexel S.A.	1,004	25,571
Safran S.A.	1,706	373,798
Sanofi SA	5,343	519,397
Sartorius Stedim Biotech	129	25,185
Schneider Electric S.E.	2,560	637,327
SEB S.A.	96	8,675
Societe Generale S.A.	3,467	97,303
Sodexo S.A.	410	33,785
	Number of Shares	Value†

France — (continued)
Teleperformance SE	259	$22,215
Thales S.A.	451	64,762
TotalEnergies S.E.	10,100	562,720
Unibail-Rodamco-Westfield	1,213	4,522
Unibail-Rodamco-Westfield	477	35,925
Veolia Environnement S.A.	3,317	93,067
Vinci S.A.	2,320	238,859
		8,137,635
Germany — 8.5%
adidas AG	762	187,425
Allianz S.E.	1,833	563,397
BASF S.E.	4,206	184,438
Bayer AG	4,487	89,628
Bayerische Motoren Werke AG	1,342	109,762
Bechtle AG	394	12,636
Beiersdorf AG	476	61,140
Brenntag S.E.	627	37,707
Carl Zeiss Meditec AG	220	10,300
Commerzbank AG	4,325	71,027
Continental AG	505	34,029
Covestro AG*	879	52,810
CTS Eventim AG & Co., KGaA	278	23,501
Daimler Truck Holding AG	2,310	88,478
Delivery Hero S.E.@,*	873	24,525
Deutsche Bank AG	8,728	150,618
Deutsche Boerse AG	872	200,871
Deutsche Lufthansa AG	2,966	19,062
Deutsche Post AG	4,816	170,016
Deutsche Telekom AG	16,218	485,942
E.ON S.E.	10,391	121,035
Evonik Industries AG	1,156	20,094
Fresenius Medical Care AG	920	41,888
Fresenius S.E. & Co., KGaA*	1,998	69,352
GEA Group AG	701	34,821
Hannover Rueck S.E.	285	71,369
Heidelberg Materials AG	619	76,486
Henkel AG & Co., KGaA	470	36,222
Infineon Technologies AG	6,151	200,779
Knorr-Bremse AG	365	26,492
LEG Immobilien S.E.	364	30,874
Mercedes-Benz Group AG	3,530	196,804
Merck KGaA	622	90,515
MTU Aero Engines AG	252	84,167
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	624	314,847
Nemetschek S.E.	277	26,908
Puma S.E.	455	20,921
Rational AG	23	19,700
Rheinmetall AG	202	129,059
RWE AG	3,042	90,845
SAP S.E.	4,862	1,195,927
Scout24 S.E.@	329	29,031
Siemens AG	3,559	693,986
Siemens Energy AG*	2,979	158,100

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Siemens Healthineers AG@	1,350	$71,289
Symrise AG	627	66,884
Talanx AG	287	24,410
Vonovia S.E.	3,519	107,128
Zalando S.E.@,*	991	33,152
		6,660,397
Hong Kong — 2.0%
AIA Group Ltd.	51,400	369,199
BOC Hong Kong Holdings Ltd.	17,500	55,880
CK Asset Holdings Ltd.	9,034	36,871
CK Hutchison Holdings Ltd.	12,628	67,136
CK Infrastructure Holdings Ltd.	2,500	18,559
CLP Holdings Ltd.	7,500	62,905
Futu Holdings Ltd., ADR	200	15,998
Galaxy Entertainment Group Ltd.	10,000	42,096
Hang Seng Bank Ltd.	3,600	44,096
Henderson Land Development Co., Ltd.	5,891	17,858
HKT Trust & HKT Ltd.	16,240	20,057
Hong Kong & China Gas Co., Ltd.	50,112	39,929
Hong Kong Exchanges & Clearing Ltd.	5,684	212,745
Hongkong Land Holdings Ltd.	4,800	21,374
Jardine Matheson Holdings Ltd.	700	28,653
Link REIT	11,762	49,465
MTR Corp. Ltd.	7,896	27,430
Power Assets Holdings Ltd.	6,000	41,786
Prudential PLC	12,482	99,057
Sino Land Co., Ltd.	17,633	17,792
SITC International Holdings Co., Ltd.	6,000	15,910
Sun Hung Kai Properties Ltd.	6,661	63,382
Swire Pacific Ltd., Class A	2,000	18,087
Techtronic Industries Co., Ltd.	6,500	85,449
The Wharf Holdings Ltd.	6,000	16,835
WH Group Ltd.@	36,872	28,415
Wharf Real Estate Investment Co., Ltd.	7,000	17,805
		1,534,769
Ireland — 0.7%
AerCap Holdings N.V.	900	86,130
AIB Group PLC	8,306	45,932
Bank of Ireland Group PLC	4,974	45,360
DCC PLC	489	31,333
Experian PLC	4,343	186,662
James Hardie Industries PLC*	1,964	60,532
Kerry Group PLC, Class A	695	67,030
Kingspan Group PLC	741	53,869
		576,848
Israel — 0.9%
Azrieli Group Ltd.	175	14,443
Bank Hapoalim BM	5,923	71,503
Bank Leumi Le-Israel BM	7,205	85,720
Check Point Software Technologies Ltd.*	412	76,921
CyberArk Software Ltd.*	200	66,630
Elbit Systems Ltd.	135	35,399
	Number of Shares	Value†

Israel — (continued)
Global-e Online Ltd.*	500	$27,265
ICL Group Ltd.	3,227	15,938
Israel Discount Bank Ltd., Class A	5,639	38,576
Mizrahi Tefahot Bank Ltd.	681	29,480
Monday.com Ltd.*	200	47,088
Nice Ltd.*	300	50,947
Teva Pharmaceutical Industries Ltd.*	5,264	116,487
Wix.com Ltd.*	251	53,852
		730,249
Italy — 2.5%
Amplifon SpA	601	15,487
Banco BPM SpA	5,787	46,855
BPER Banca SpA	4,393	28,018
Davide Campari-Milano N.V.	2,775	17,367
DiaSorin SpA	89	9,180
Enel SpA	37,756	269,434
Eni SpA	10,774	147,370
Ferrari N.V.	585	249,619
FinecoBank Banca Fineco SpA	2,745	47,908
Generali	4,377	123,834
Infrastrutture Wireless Italiane SpA@	1,623	16,487
Intesa Sanpaolo SpA	67,874	272,230
Leonardo SpA	1,897	51,036
Mediobanca Banca di Credito Finanziario SpA	2,359	34,451
Moncler SpA	1,078	56,908
Nexi SpA@,*	2,092	11,644
Poste Italiane SpA@	2,082	29,446
Prysmian SpA	1,250	79,995
Recordati Industria Chimica e Farmaceutica SpA	515	26,999
Snam SpA	9,464	41,952
Telecom Italia SpA*	39,057	9,982
Terna - Rete Elettrica Nazionale	6,495	51,322
UniCredit SpA	6,868	275,052
Unipol Gruppo SpA	1,704	21,280
		1,933,856
Japan — 21.8%
Advantest Corp.	3,600	204,692
Aeon Co., Ltd.	3,100	72,551
AGC, Inc.	900	26,290
Aisin Corp.	2,100	23,462
Ajinomoto Co., Inc.	2,200	89,564
ANA Holdings, Inc.	800	14,520
Asahi Group Holdings Ltd.	6,900	72,386
Asahi Kasei Corp.	5,900	40,652
Asics Corp.	3,200	62,425
Astellas Pharma, Inc.	8,700	84,483
Bandai Namco Holdings, Inc.	2,800	66,767
Bridgestone Corp.	2,600	87,394
Brother Industries Ltd.	1,100	18,608
Canon, Inc.	4,300	139,671
Capcom Co., Ltd.	1,600	34,806
Central Japan Railway Co.	3,700	69,433

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Chubu Electric Power Co., Inc.	3,000	$31,473
Chugai Pharmaceutical Co., Ltd.	3,200	141,060
Concordia Financial Group Ltd.	5,200	28,597
Dai Nippon Printing Co., Ltd.	1,800	25,189
Daifuku Co., Ltd.	1,500	30,817
Dai-ichi Life Holdings, Inc.	4,300	114,579
Daiichi Sankyo Co., Ltd.	8,200	224,379
Daikin Industries Ltd.	1,200	140,017
Daito Trust Construction Co., Ltd.	300	33,538
Daiwa House Industry Co., Ltd.	2,600	79,823
Daiwa Securities Group, Inc.	6,200	40,912
Denso Corp.	8,800	121,326
Dentsu Group, Inc.	900	21,628
Disco Corp.	400	106,111
East Japan Railway Co.	4,300	76,157
Eisai Co., Ltd.	1,200	32,676
ENEOS Holdings, Inc.	12,490	65,524
FANUC Corp.	4,400	114,941
Fast Retailing Co., Ltd.	900	303,608
Fuji Electric Co., Ltd.	600	32,077
FUJIFILM Holdings Corp.	5,100	105,517
Fujikura Ltd.	1,100	44,908
Fujitsu Ltd.	7,700	135,263
Hankyu Hanshin Holdings, Inc.	1,000	26,064
Hikari Tsushin, Inc.	100	21,705
Hitachi Construction Machinery Co., Ltd.	500	11,082
Hitachi Ltd.	21,600	528,985
Honda Motor Co., Ltd.	21,000	199,937
Hoshizaki Corp.	500	19,660
Hoya Corp.	1,600	198,570
Hulic Co., Ltd.	1,700	14,766
Idemitsu Kosan Co., Ltd.	4,280	28,192
Inpex Corp.	4,000	50,326
Isuzu Motors Ltd.	2,500	34,008
ITOCHU Corp.	5,600	275,376
Japan Airlines Co., Ltd.	800	12,612
Japan Exchange Group, Inc.	4,600	51,039
Japan Post Bank Co., Ltd.	6,900	65,216
Japan Post Holdings Co., Ltd.	9,100	85,701
Japan Post Insurance Co., Ltd.	800	14,694
Japan Real Estate Investment Corp.	30	20,585
Japan Tobacco, Inc.	5,600	143,656
JFE Holdings, Inc.	2,700	30,402
Kajima Corp.	1,800	32,607
Kao Corp.	2,200	89,015
Kawasaki Kisen Kaisha Ltd.	1,800	25,608
KDDI Corp.	7,100	226,139
Keyence Corp.	909	369,483
Kikkoman Corp.	3,000	33,312
Kirin Holdings Co., Ltd.	3,600	46,743
Kobe Bussan Co., Ltd.	800	17,488
Kokusai Electric Corp.	700	9,173
Komatsu Ltd.	4,100	111,694
Konami Group Corp.	400	37,428
	Number of Shares	Value†

Japan — (continued)
Kubota Corp.	4,300	$49,814
Kyocera Corp.	6,200	61,453
Kyowa Kirin Co., Ltd.	1,300	19,549
Lasertec Corp.	400	37,498
LY Corp.	13,800	36,488
M3, Inc.	1,900	16,463
Makita Corp.	1,200	36,491
Marubeni Corp.	6,500	97,556
MatsukiyoCocokara & Co.	1,400	20,382
McDonald's Holdings Co., Japan Ltd.	400	15,713
MEIJI Holdings Co., Ltd.	1,200	24,413
MINEBEA MITSUMI, Inc.	1,600	25,629
Mitsubishi Chemical Group Corp.	6,600	33,334
Mitsubishi Corp.	15,700	256,879
Mitsubishi Electric Corp.	9,000	151,972
Mitsubishi Estate Co., Ltd.	5,000	69,409
Mitsubishi HC Capital, Inc.	3,900	25,702
Mitsubishi Heavy Industries Ltd.	15,000	209,159
Mitsubishi UFJ Financial Group, Inc.	51,800	604,750
Mitsui & Co., Ltd.	11,800	244,722
Mitsui Chemicals, Inc.	900	19,646
Mitsui Fudosan Co., Ltd.	12,300	98,367
Mitsui OSK Lines Ltd.	1,600	55,677
Mizuho Financial Group, Inc.	11,208	273,616
MonotaRO Co., Ltd.	1,100	18,693
MS&AD Insurance Group Holdings, Inc.	6,070	131,097
Murata Manufacturing Co., Ltd.	8,000	126,919
NEC Corp.	1,100	94,135
Nexon Co., Ltd.	1,700	25,288
NIDEC Corp.	4,000	71,847
Nintendo Co., Ltd.	4,825	281,017
Nippon Building Fund, Inc.	34	26,449
Nippon Paint Holdings Co., Ltd.	4,200	27,117
Nippon Sanso Holdings Corp.	800	22,198
Nippon Steel Corp.	4,117	82,734
Nippon Telegraph & Telephone Corp.	139,200	139,042
Nippon Yusen K.K.	2,000	66,567
Nissan Motor Co., Ltd.	10,800	32,755
Nissin Foods Holdings Co., Ltd.	900	21,743
Nitori Holdings Co., Ltd.	400	47,397
Nitto Denko Corp.	3,200	53,500
Nomura Holdings, Inc.	14,400	83,546
Nomura Research Institute Ltd.	1,830	53,732
NTT Data Group Corp.	3,000	57,045
Obayashi Corp.	3,200	42,135
Obic Co., Ltd.	1,495	44,489
Olympus Corp.	5,500	82,116
Omron Corp.	800	26,937
Ono Pharmaceutical Co., Ltd.	1,600	16,658
Oracle Corp. Japan	200	19,141
Oriental Land Co., Ltd.	5,000	107,781
ORIX Corp.	5,500	118,161
Osaka Gas Co., Ltd.	1,700	37,182
Otsuka Corp.	1,000	22,870
Otsuka Holdings Co., Ltd.	2,000	108,800

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Pan Pacific International Holdings Corp.	1,800	$48,900
Panasonic Corp.	10,600	108,338
Rakuten Group, Inc.*	7,000	37,712
Recruit Holdings Co., Ltd.	6,500	451,801
Renesas Electronics Corp.	7,800	98,709
Resona Holdings, Inc.	10,000	72,088
Ricoh Co., Ltd.	2,300	26,120
SBI Holdings, Inc.	1,210	30,390
SCREEN Holdings Co., Ltd.	400	23,615
SCSK Corp.	700	14,651
Secom Co., Ltd.	2,000	67,920
Seiko Epson Corp.	1,300	23,456
Sekisui Chemical Co., Ltd.	1,900	32,532
Sekisui House Ltd.	2,800	66,764
Seven & i Holdings Co., Ltd.	10,500	164,615
SG Holdings Co., Ltd.	1,700	16,250
Shimadzu Corp.	1,200	33,586
Shimano, Inc.	300	40,355
Shin-Etsu Chemical Co., Ltd.	8,400	276,672
Shionogi & Co., Ltd.	3,600	50,491
Shiseido Co., Ltd.	1,900	33,598
Shizuoka Financial Group, Inc.	2,100	17,031
SMC Corp.	264	102,517
SoftBank Corp.	131,900	166,502
SoftBank Group Corp.	4,500	257,156
Sompo Holdings, Inc.	4,075	105,584
Sony Group Corp.	29,100	613,299
Subaru Corp.	2,900	51,528
Sumitomo Corp.	5,000	108,206
Sumitomo Electric Industries Ltd.	3,400	60,783
Sumitomo Metal Mining Co., Ltd.	1,100	25,079
Sumitomo Mitsui Financial Group, Inc.	17,400	417,604
Sumitomo Mitsui Trust Group, Inc.	3,086	72,087
Sumitomo Realty & Development Co., Ltd.	1,300	40,428
Suntory Beverage & Food Ltd.	600	19,063
Suzuki Motor Corp.	7,500	84,033
Sysmex Corp.	2,300	42,170
T&D Holdings, Inc.	2,300	42,099
Taisei Corp.	800	33,519
Takeda Pharmaceutical Co., Ltd.	7,495	198,410
TDK Corp.	9,000	115,907
Terumo Corp.	6,400	123,557
The Chiba Bank Ltd.	2,500	19,270
The Kansai Electric Power Co., Inc.	3,300	36,577
TIS, Inc.	1,100	25,982
Toho Co., Ltd.	500	19,540
Tokio Marine Holdings, Inc.	8,700	312,227
Tokyo Electric Power Co. Holdings, Inc.*	7,800	23,315
Tokyo Electron Ltd.	2,100	315,671
Tokyo Gas Co., Ltd.	1,500	41,560
Tokyu Corp.	2,300	24,511
TOPPAN Holdings, Inc.	1,200	31,834
Toray Industries, Inc.	6,300	39,891
	Number of Shares	Value†

Japan — (continued)
TOTO Ltd.	600	$14,374
Toyota Industries Corp.	700	56,298
Toyota Motor Corp.	47,840	934,088
Toyota Tsusho Corp.	3,000	53,054
Trend Micro, Inc.*	600	32,348
Unicharm Corp.	5,100	42,044
West Japan Railway Co.	2,000	35,424
Yakult Honsha Co., Ltd.	1,100	20,836
Yamaha Motor Co., Ltd.	4,100	36,124
Yaskawa Electric Corp.	1,000	25,520
Yokogawa Electric Corp.	1,100	23,396
Zensho Holdings Co., Ltd.	500	28,316
ZOZO, Inc.	600	18,479
		17,188,667
Luxembourg — 0.2%
ArcelorMittal S.A.	2,195	50,999
CVC Capital Partners PLC, 144A@,*	917	20,278
Eurofins Scientific S.E.	629	32,080
Tenaris S.A.	1,817	34,302
		137,659
Macao — 0.0%
Sands China Ltd.*	11,200	29,821
Netherlands — 4.6%
ABN AMRO Bank N.V.@	2,159	33,317
Adyen N.V.@,*	101	150,094
Aegon Ltd.	6,771	40,292
Akzo Nobel N.V.	808	48,499
Argenx S.E.*	276	170,488
ASM International N.V.	217	125,466
ASML Holding N.V.	1,865	1,306,311
ASR Nederland N.V.	723	34,387
BE Semiconductor Industries N.V.	365	50,030
Euronext N.V.@	347	38,929
EXOR N.V.	476	43,638
Ferrovial S.E.	2,197	92,218
Heineken Holding N.V.	604	36,213
Heineken N.V.	1,320	94,075
IMCD N.V.	268	39,828
ING Groep N.V.	15,472	242,471
JDE Peet's N.V.	427	7,336
Koninklijke Ahold Delhaize N.V.	4,416	144,045
Koninklijke KPN N.V.	17,680	64,469
Koninklijke Philips N.V.*	3,839	97,247
NN Group N.V.	1,267	55,252
Prosus N.V.*	6,410	254,636
QIAGEN N.V.*	1,038	46,527
Randstad N.V.	473	19,915
Stellantis N.V.	4,149	54,058
Stellantis N.V.	4,980	64,782
Universal Music Group N.V.	3,954	101,140
Wolters Kluwer N.V.	1,114	185,085
		3,640,748

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
New Zealand — 0.3%
Auckland International Airport Ltd.	6,813	$33,163
Fisher & Paykel Healthcare Corp. Ltd.	2,748	59,063
Infratil Ltd.	4,067	28,667
Mercury NZ Ltd.	3,063	10,023
Meridian Energy Ltd.	6,433	21,272
Xero Ltd.*	684	71,179
		223,367
Norway — 0.5%
Aker BP ASA	1,469	28,878
DNB Bank ASA	4,010	80,057
Equinor ASA	3,937	93,382
Gjensidige Forsikring ASA	851	15,026
Kongsberg Gruppen ASA	400	45,003
Mowi ASA	2,135	36,590
Norsk Hydro ASA	6,136	33,752
Orkla ASA	3,112	26,923
Salmar ASA	343	16,303
Telenor ASA	2,902	32,378
Yara International ASA	710	18,795
		427,087
Poland — 0.0%
InPost S.A.*	851	14,528
Portugal — 0.1%
EDP S.A.	14,878	47,595
Galp Energia SGPS S.A.	2,157	35,751
Jeronimo Martins SGPS S.A.	1,244	23,775
		107,121
Singapore — 1.6%
CapitaLand Ascendas REIT	17,290	32,470
CapitaLand Integrated Commercial Trust	26,083	36,783
CapitaLand Investment Ltd.	10,407	19,951
DBS Group Holdings Ltd.	9,232	295,844
Genting Singapore Ltd.	26,600	14,923
Grab Holdings Ltd., Class A*	8,700	41,064
Keppel Ltd.	6,500	32,566
Oversea-Chinese Banking Corp. Ltd.	15,891	194,078
Sea Ltd., ADR*	1,700	180,370
Sembcorp Industries Ltd.	4,800	19,418
Singapore Airlines Ltd.	6,900	32,530
Singapore Exchange Ltd.	4,300	40,083
Singapore Technologies Engineering Ltd.	7,600	25,932
Singapore Telecommunications Ltd.	34,800	78,398
United Overseas Bank Ltd.	5,937	157,662
Wilmar International Ltd.	10,300	23,378
		1,225,450
Spain — 2.5%
Acciona S.A.	104	11,703
ACS Actividades de Construccion y Servicios S.A.	835	41,844
Aena SME S.A.@	357	72,863
	Number of Shares	Value†

Spain — (continued)
Amadeus IT Group S.A.	2,099	$148,156
Banco Bilbao Vizcaya Argentaria S.A.	26,865	262,859
Banco de Sabadell S.A.	24,821	48,234
Banco Santander S.A.	72,343	334,677
CaixaBank S.A.	18,533	100,619
Cellnex Telecom S.A.@	2,417	76,345
EDP Renovaveis S.A.	1,384	14,375
Endesa S.A.	1,591	34,213
Grifols S.A.*	1,529	14,449
Iberdrola S.A.	28,404	391,413
Industria de Diseno Textil S.A.	5,088	260,627
Redeia Corp. S.A.	1,818	31,045
Repsol S.A.	5,375	65,403
Telefonica S.A.	18,084	73,799
		1,982,624
Sweden — 3.4%
AddTech AB, Class B	1,259	34,305
Alfa Laval AB	1,369	57,300
Assa Abloy AB, Class B	4,643	137,137
Atlas Copco AB, Class A	12,408	189,367
Atlas Copco AB, Class B	7,161	96,752
Beijer Ref AB	1,927	28,439
Boliden AB	1,270	35,731
Epiroc AB, Class A	3,131	54,566
Epiroc AB, Class B	1,799	28,067
EQT AB	1,770	48,930
Essity AB, Class B	2,876	76,866
Evolution AB@	779	60,073
Fastighets AB Balder, Class B*	2,900	20,183
Getinge AB, Class B	1,023	16,781
H & M Hennes & Mauritz AB, Class B	2,667	35,948
Hexagon AB, Class B	9,482	90,529
Holmen AB, Class B	347	12,728
Industrivarden AB, Class A	513	16,215
Industrivarden AB, Class C	681	21,510
Indutrade AB	1,349	33,802
Investment AB Latour, Class B	649	16,188
Investor AB, Class B	8,002	211,948
L E Lundbergforetagen AB, Class B	336	15,225
Lifco AB, Class B	1,067	30,926
Nibe Industrier AB, Class B	6,781	26,500
Saab AB, Class B	1,476	31,184
Sagax AB, Class B	919	18,860
Sandvik AB	4,872	87,362
Securitas AB, Class B	2,142	26,484
Skandinaviska Enskilda Banken AB, Class A	7,264	99,547
Skanska AB, Class B	1,493	31,394
SKF AB, Class B	1,500	28,154
Spotify Technology S.A.*	700	313,166
Svenska Cellulosa AB SCA, Class B	2,833	35,933
Svenska Handelsbanken AB, Class A	6,858	70,809
Swedbank AB, Class A	4,021	79,398
Swedish Orphan Biovitrum AB*	878	25,188

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Sweden — (continued)
Tele2 AB, Class B	2,749	$27,145
Telefonaktiebolaget LM Ericsson, Class B	12,960	104,956
Telia Co., AB	10,628	29,540
Trelleborg AB, Class B	941	32,202
Volvo AB, Class A	971	23,732
Volvo AB, Class B	7,457	181,221
		2,642,291
Switzerland — 9.6%
ABB Ltd.	7,343	396,511
Adecco Group AG	734	18,132
Alcon AG	2,362	200,268
Avolta AG*	393	15,777
Bachem Holding AG	137	8,761
Baloise Holding AG	205	37,147
Banque Cantonale Vaudoise	130	11,970
Barry Callebaut AG	18	23,966
BKW AG	82	13,586
Chocoladefabriken Lindt & Spruengli AG	1	109,894
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	2	22,186
Cie Financiere Richemont S.A., Class A	2,500	378,186
Clariant AG*	1,199	13,382
Coca-Cola HBC AG*	1,015	34,674
DSM-Firmenich AG	894	90,369
EMS-Chemie Holding AG	37	24,967
Galderma Group AG*	230	25,505
Geberit AG	161	91,307
Givaudan S.A.	43	187,970
Glencore PLC*	48,080	211,753
Helvetia Holding AG	168	27,709
Holcim AG*	2,412	232,239
Julius Baer Group Ltd.	975	63,250
Kuehne + Nagel International AG	225	51,625
Logitech International S.A.	720	59,433
Lonza Group AG	334	197,140
Nestle S.A.	12,196	1,000,599
Novartis AG	9,173	893,058
Partners Group Holding AG	106	143,979
Roche Holding AG	3,270	914,314
Roche Holding AG	147	43,909
Sandoz Group AG	1,945	79,731
Schindler Holding AG	105	28,644
Schindler Holding AG, Participation Certificates	187	51,665
SGS S.A.	689	69,119
SIG Group AG*	1,356	26,812
Sika AG	720	171,797
Sonova Holding AG	242	79,136
STMicroelectronics N.V.	3,113	77,971
Straumann Holding AG	535	67,389
Swiss Life Holding AG	135	104,229
Swiss Prime Site AG	343	37,385
	Number of Shares	Value†

Switzerland — (continued)
Swiss Re AG	1,424	$206,244
Swisscom AG	122	67,900
Temenos AG	233	16,464
The Swatch Group AG	128	23,265
UBS Group AG	15,384	471,008
VAT Group AG@	129	48,777
Zurich Insurance Group AG	681	405,035
		7,576,137
United Arab Emirates — 0.0%
NMC Health PLC*	538	0
United Kingdom — 13.5%
3i Group PLC	4,569	203,381
Admiral Group PLC	1,200	39,643
Anglo American PLC	5,963	176,309
Ashtead Group PLC	2,048	126,706
Associated British Foods PLC	1,605	40,941
AstraZeneca PLC	7,216	940,820
Auto Trader Group PLC@	4,238	41,934
Aviva PLC	12,200	71,506
BAE Systems PLC	14,073	201,881
Barclays PLC	68,009	227,504
Barratt Redrow PLC	6,676	36,597
Berkeley Group Holdings PLC	468	22,776
BP PLC	75,948	375,409
British American Tobacco PLC	9,304	335,732
BT Group PLC	30,025	54,120
Bunzl PLC	1,605	66,086
Centrica PLC	25,259	42,142
Coca-Cola Europacific Partners PLC	934	72,662
Compass Group PLC	7,952	264,590
Croda International PLC	617	26,097
Diageo PLC	10,338	328,519
Endeavour Mining PLC	796	14,219
Entain PLC	2,847	24,440
GSK PLC	19,217	324,138
Haleon PLC	35,383	166,836
Halma PLC	1,790	60,053
Hargreaves Lansdown PLC	1,377	18,895
Hikma Pharmaceuticals PLC	864	21,541
HSBC Holdings PLC	84,906	834,040
Imperial Brands PLC	3,682	117,746
Informa PLC	6,041	60,251
InterContinental Hotels Group PLC	736	91,576
Intertek Group PLC	758	44,783
J. Sainsbury PLC	8,379	28,632
JD Sports Fashion PLC	12,768	15,261
Kingfisher PLC	8,065	25,069
Land Securities Group PLC	3,485	25,451
Legal & General Group PLC	26,862	77,130
Lloyds Banking Group PLC	286,773	195,846
London Stock Exchange Group PLC	2,222	313,646
M&G PLC	11,743	29,060
Marks & Spencer Group PLC	9,274	43,432
Melrose Industries PLC	6,267	43,307

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Mondi PLC	2,044	$30,430
National Grid PLC	22,963	272,806
NatWest Group PLC	32,936	165,051
Next PLC	576	68,326
Pearson PLC	2,792	44,771
Persimmon PLC	1,547	23,108
Phoenix Group Holdings PLC	3,684	23,475
Reckitt Benckiser Group PLC	3,231	195,575
RELX PLC	5,274	238,960
RELX PLC	3,434	155,512
Rentokil Initial PLC	12,039	60,092
Rio Tinto PLC	5,291	312,328
Rolls-Royce Holdings PLC*	40,058	284,067
Schroders PLC	4,151	16,779
Segro PLC	6,202	54,398
Severn Trent PLC	1,298	40,695
Shell PLC	28,945	902,245
Smith & Nephew PLC	4,139	51,292
Smiths Group PLC	1,575	33,769
Spirax Group PLC	347	29,683
SSE PLC	5,133	102,888
Standard Chartered PLC	9,759	120,145
Taylor Wimpey PLC	17,417	26,509
Tesco PLC	31,618	145,422
The Sage Group PLC	4,825	76,662
Unilever PLC	5,755	327,003
Unilever PLC	5,819	331,474
United Utilities Group PLC	3,136	41,253
Vodafone Group PLC	102,730	87,637
Whitbread PLC	865	31,841
Wise PLC, Class A*	2,843	37,787
WPP PLC	4,993	51,467
		10,654,157
TOTAL COMMON STOCKS (Cost $51,946,793)		74,525,351

PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	270	20,227
Dr. Ing. h.c. F. Porsche AG@	537	32,542
Henkel AG & Co., KGaA	805	70,628
Porsche Automobil Holding S.E.	711	26,791
Sartorius AG	123	27,334
Volkswagen AG	995	91,804
TOTAL PREFERRED STOCKS (Cost $353,093)		269,326
	Number of Shares	Value†

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $1,798,031)	1,798,031	$1,798,031
TOTAL INVESTMENTS — 97.3% (Cost $54,097,917)		$76,592,708
Other Assets & Liabilities — 2.7%		2,124,071
TOTAL NET ASSETS — 100.0%		$78,716,779

†	See Security Valuation Note.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $890,575, which represents 1.1% of the Fund’s net assets.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
K.K.— Kabushiki Kaisha
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.
Country Weightings as of 12/31/2024††
Japan	22%
United Kingdom	14
France	11
Switzerland	10
Germany	9
Australia	7
Netherlands	5
Other	22
Total	100%
††	% of total investments as of December 31, 2024.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.3%	$185,091
Aerospace & Defense	2.4%	1,787,462
Agriculture	0.8%	620,512
Airlines	0.1%	96,932
Apparel	2.1%	1,555,957
Auto Manufacturers	3.2%	2,348,572
Auto Parts & Equipment	0.7%	485,134
Banks	13.1%	9,745,891

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Developed International Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Beverages	1.5%	$1,136,848
Biotechnology	0.9%	657,201
Building Materials	1.5%	1,149,574
Chemicals	2.5%	1,882,840
Commercial Services	2.9%	2,189,591
Computers	1.0%	778,759
Cosmetics & Personal Care	2.0%	1,525,167
Distribution & Wholesale	1.7%	1,244,939
Diversified Financial Services	1.9%	1,412,688
Electric	2.7%	1,974,742
Electrical Components & Equipment	1.1%	820,098
Electronics	1.7%	1,274,623
Energy-Alternate Sources	0.1%	66,952
Engineering & Construction	1.1%	846,811
Entertainment	0.7%	510,716
Food	3.6%	2,697,320
Food Service	0.4%	298,375
Forest Products & Paper	0.2%	112,925
Gas	0.2%	161,205
Hand & Machine Tools	0.3%	234,326
Healthcare Products	2.1%	1,596,984
Healthcare Services	0.6%	416,671
Holding Companies	0.0%	28,653
Home Builders	0.4%	288,109
Home Furnishings	1.0%	769,672
Household Products & Wares	0.3%	231,797
Insurance	5.7%	4,255,713
Internet	1.6%	1,159,867
Investment Companies	0.5%	398,646
Iron & Steel	0.4%	294,624
Leisure Time	0.3%	224,635
Lodging	0.3%	238,281
Machinery — Construction & Mining	1.8%	1,369,623
Machinery — Diversified	1.8%	1,306,805
Media	0.2%	124,613
Metal Fabricate/Hardware	0.3%	191,228
Mining	2.2%	1,645,559
Miscellaneous Manufacturing	1.3%	931,488
Office & Business Equipment	0.3%	189,247
Oil & Gas	3.5%	2,642,374
Packaging and Containers	0.1%	56,924
Pharmaceuticals	8.7%	6,483,081
Pipelines	0.0%	28,715
Private Equity	0.6%	450,020
Real Estate	1.0%	733,077
Real Estate Investment Trusts	0.9%	698,632
Retail	2.4%	1,778,960
Semiconductors	3.4%	2,532,411
Shipbuilding	0.1%	69,484
Software	2.5%	1,858,750
Telecommunications	3.0%	2,222,392
Toys, Games & Hobbies	0.5%	347,784
Transportation	1.3%	984,266
Water	0.2%	175,015
	100.0%	$74,525,351
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Australia	$5,387,520	$—	$5,387,520	$—
Austria	145,959	22,188	123,771	—
Belgium	585,718	—	585,718	—
Chile	36,687	—	36,687	—
China	24,481	—	24,481	—
Denmark	2,182,135	—	2,182,135	—
Finland	739,440	88,244	651,196	—
France	8,137,635	33,785	8,103,850	—
Germany	6,660,397	580,389	6,080,008	—
Hong Kong	1,534,769	15,998	1,518,771	—
Ireland	576,848	86,130	490,718	—
Israel	730,249	271,756	458,493	—
Italy	1,933,856	—	1,933,856	—
Japan	17,188,667	50,862	17,137,805	—
Luxembourg	137,659	—	137,659	—
Macao	29,821	—	29,821	—
Netherlands	3,640,748	398,681	3,242,067	—
New Zealand	223,367	54,435	168,932	—
Norway	427,087	15,026	412,061	—
Poland	14,528	—	14,528	—
Portugal	107,121	23,775	83,346	—
Singapore	1,225,450	221,434	1,004,016	—
Spain	1,982,624	—	1,982,624	—
Sweden	2,642,291	442,365	2,199,926	—
Switzerland	7,576,137	25,505	7,550,632	—
United Arab Emirates	—	—	—(1)	—
United Kingdom	10,654,157	—	10,654,157	—
Total Common Stocks	$74,525,351	$2,330,573	$72,194,778	$—
Preferred Stocks
Germany	269,326	70,628	198,698	—
Total Preferred Stocks	$269,326	$70,628	$198,698	$—
Short-Term Investments	1,798,031	1,798,031	—	—
Total Investments	$76,592,708	$4,199,232	$72,393,476	$—
Other Financial Instruments(2)
Forward Foreign Currency Contracts	$10,292	$—	$10,292	$—
Total Assets—Other Financial Instruments	$10,292	$—	$10,292	$—

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Developed International Index Fund
LIABILITIES TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(2)
Futures Contracts	$(96,793)	$(96,793)	$—	$—
Total Liabilities—Other Financial Instruments	$(96,793)	$(96,793)	$—	$—
(1)	Value is less than $1.
(2)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held at December 31, 2024 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Swiss Franc	RBC Capital Markets Corp.	03/17/25	(195,000)	0.89979	$(223,152)	$(216,718)	$6,434	$—
Sell	Euro	Societe Generale	03/17/25	(250,000)	0.96214	(263,695)	(259,837)	3,858	—
	Total							$10,292	$—
Futures contracts held by the Fund at December 31, 2024 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	03/21/25	26	50	$2,268	$2,947,750	$—	$(96,793)
							$—	$(96,793)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 96.0%
Canada — 10.6%
Constellation Software, Inc.	3,448	$10,661,971
Intact Financial Corp.	36,504	6,646,625
The Descartes Systems Group, Inc.*	63,284	7,193,715
		24,502,311
China — 3.5%
Tencent Holdings Ltd.	152,313	8,129,375
Denmark — 0.4%
Novo Nordisk A/S, Class B	10,801	931,930
France — 7.2%
Air Liquide S.A.	22,951	3,730,909
Hermes International SCA	2,096	5,029,083
L'Oreal S.A.	5,108	1,808,248
Schneider Electric S.E.	24,132	6,007,808
		16,576,048
Germany — 7.3%
Rheinmetall AG	7,968	5,090,819
SAP S.E.	48,047	11,818,327
		16,909,146
Hong Kong — 1.1%
AIA Group Ltd.	365,341	2,624,194
India — 2.4%
ICICI Bank Ltd.	372,318	5,563,109
Ireland — 6.0%
Accenture PLC, Class A	25,298	8,899,584
Experian PLC	115,618	4,969,248
		13,868,832
Italy — 2.2%
Ferrari N.V.	11,749	5,013,286
Japan — 9.7%
Disco Corp.	6,489	1,721,385
Keyence Corp.	3,059	1,243,397
MonotaRO Co., Ltd.	415,568	7,062,086
Nomura Research Institute Ltd.	62,657	1,839,708
Obic Co., Ltd.	93,597	2,785,293
Terumo Corp.	409,902	7,913,458
		22,565,327
Netherlands — 4.8%
IMCD N.V.	7,867	1,169,121
Wolters Kluwer N.V.	59,583	9,899,381
		11,068,502
Spain — 1.1%
Amadeus IT Group S.A.	35,170	2,482,447
Sweden — 3.5%
Atlas Copco AB, Class A	66,706	1,018,044
Beijer Ref AB	142,233	2,099,084
Epiroc AB, Class A	106,771	1,860,764
	Number of Shares	Value†

Sweden — (continued)
Lifco AB, Class B	107,496	$3,115,695
		8,093,587
Switzerland — 3.5%
Alcon AG	10,371	879,332
Galderma Group AG*	65,994	7,318,204
		8,197,536
Taiwan — 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	46,671	9,217,056
United Kingdom — 15.0%
Coca-Cola Europacific Partners PLC	62,168	4,775,124
Games Workshop Group PLC	30,753	5,113,477
Halma PLC	243,977	8,185,174
London Stock Exchange Group PLC	74,876	10,569,119
RELX PLC	134,990	6,116,260
		34,759,154
United States — 13.7%
Aon PLC, Class A	16,205	5,820,188
Flutter Entertainment PLC*	25,827	6,678,209
Mastercard, Inc., Class A	14,751	7,767,434
Mettler-Toledo International, Inc.*	914	1,118,443
RB Global, Inc.	99,499	8,975,805
Schlumberger N.V.	32,429	1,243,328
		31,603,407
TOTAL COMMON STOCKS (Cost $211,945,540)		222,105,247

SHORT-TERM INVESTMENTS — 2.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $6,305,345)	6,305,345	6,305,345
TOTAL INVESTMENTS — 98.7% (Cost $218,250,885)		$228,410,592
Other Assets & Liabilities — 1.3%		3,088,322
TOTAL NET ASSETS — 100.0%		$231,498,914

†	See Security Valuation Note.
*	Non-income producing security.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
International Equity Fund
Country Weightings as of 12/31/2024††
United States	17%
United Kingdom	15
Canada	11
Japan	10
Germany	7
France	7
Ireland	6
Other	27
Total	100%
††	% of total investments as of December 31, 2024.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	2.3%	$5,090,819
Apparel	2.3%	5,029,083
Auto Manufacturers	2.3%	5,013,286
Banks	2.5%	5,563,109
Beverages	2.1%	4,775,124
Chemicals	1.7%	3,730,909
Commercial Services	13.5%	29,960,694
Computers	6.1%	13,524,585
Cosmetics & Personal Care	0.8%	1,808,248
Distribution & Wholesale	0.5%	1,169,121
Diversified Financial Services	8.2%	18,336,553
Electrical Components & Equipment	2.7%	6,007,808
Electronics	4.2%	9,303,617
Entertainment	3.0%	6,678,209
Healthcare Products	5.4%	11,908,485
Insurance	6.8%	15,091,007
Internet	6.8%	15,191,461
Leisure Time	1.1%	2,482,447
Machinery — Construction & Mining	0.8%	1,860,764
Machinery — Diversified	2.0%	4,360,525
Oil & Gas Services	0.6%	1,243,328
Pharmaceuticals	3.7%	8,250,134
Semiconductors	4.9%	10,938,441
Software	13.4%	29,674,013
Toys, Games & Hobbies	2.3%	5,113,477
	100.0%	$222,105,247
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Canada	$24,502,311	$24,502,311	$—	$—
China	8,129,375	—	8,129,375	—
Denmark	931,930	—	931,930	—
France	16,576,048	—	16,576,048	—
Germany	16,909,146	—	16,909,146	—
Hong Kong	2,624,194	—	2,624,194	—
India	5,563,109	—	5,563,109	—
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Ireland	$13,868,832	$8,899,584	$4,969,248	$—
Italy	5,013,286	—	5,013,286	—
Japan	22,565,327	—	22,565,327	—
Netherlands	11,068,502	—	11,068,502	—
Spain	2,482,447	—	2,482,447	—
Sweden	8,093,587	—	8,093,587	—
Switzerland	8,197,536	7,318,204	879,332	—
Taiwan	9,217,056	9,217,056	—	—
United Kingdom	34,759,154	4,775,124	29,984,030	—
United States	31,603,407	24,925,198	6,678,209	—
Total Common Stocks	$222,105,247	$79,637,477	$142,467,770	$—
Short-Term Investments	6,305,345	6,305,345	—	—
Total Investments	$228,410,592	$85,942,822	$142,467,770	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 95.7%
Brazil — 5.0%
Localiza Rent a Car S.A.	61,847	$322,357
NU Holdings Ltd., Class A*	77,240	800,206
Raia Drogasil S.A.	364,795	1,299,075
TOTVS S.A.	218,336	945,392
WEG S.A.	25,547	218,217
		3,585,247
China — 18.7%
Alibaba Group Holding Ltd.	127,006	1,344,150
Chacha Food Co., Ltd., Class A	256,196	1,019,502
H World Group Ltd., ADR	18,060	596,522
KE Holdings, Inc., ADR	47,140	868,319
Kweichow Moutai Co., Ltd., Class A	4,112	858,547
Meituan, Class B*	35,100	682,462
NetEase, Inc.	38,071	677,657
NetEase, Inc., ADR	2,195	195,816
Shanghai M&G Stationery, Inc., Class A	79,494	329,552
Shenzhen Inovance Technology Co., Ltd., Class A	99,336	797,146
Tencent Holdings Ltd.	100,506	5,364,289
Yum China Holdings, Inc.	13,296	640,468
		13,374,430
Greece — 1.2%
Eurobank Ergasias Services and Holdings S.A.	370,707	854,401
Hong Kong — 5.7%
AIA Group Ltd.	306,375	2,200,650
Galaxy Entertainment Group Ltd.	225,635	949,841
Hong Kong Exchanges & Clearing Ltd.	24,313	910,005
		4,060,496
India — 18.8%
APL Apollo Tubes Ltd.	29,790	544,411
Avenue Supermarts Ltd.*	8,173	339,612
Cipla Ltd.	101,051	1,800,895
Eicher Motors Ltd.	21,655	1,218,392
Hindustan Unilever Ltd.	34,507	937,194
ICICI Bank Ltd.	111,990	1,673,335
IRB Infrastructure Developers Ltd.	629,450	419,151
Max Healthcare Institute Ltd.	87,939	1,155,969
NCC Ltd.	231,316	737,409
Polycab India Ltd.	6,731	570,341
Power Grid Corp. of India Ltd.	251,129	903,892
Reliance Industries Ltd.	51,153	724,460
Tata Consultancy Services Ltd.	23,849	1,138,110
Titagarh Rail System Ltd.	36,566	469,807
Titan Co., Ltd.	20,286	769,041
		13,402,019
Indonesia — 2.8%
Avia Avian Tbk PT	24,588,384	609,705
Bank Central Asia Tbk PT	1,711,832	1,029,014
Bank Rakyat Indonesia Persero Tbk PT	1,499,291	378,494
		2,017,213
	Number of Shares	Value†

Ireland — 0.6%
Pinduoduo, Inc., ADR*	4,733	$459,054
Malaysia — 1.2%
Public Bank Bhd	843,817	860,150
Mexico — 3.1%
Arca Continental S.A.B. de C.V.	44,106	364,952
Fomento Economico Mexicano S.A.B. de C.V., ADR	13,246	1,132,400
Wal-Mart de Mexico S.A.B. de C.V.	279,821	736,491
		2,233,843
Poland — 1.3%
Dino Polska S.A.*	9,788	923,772
Singapore — 2.2%
Trip.com Group Ltd.*	22,873	1,574,128
South Africa — 3.0%
Clicks Group Ltd.	55,071	1,088,799
Naspers Ltd., Class N	4,750	1,051,923
		2,140,722
South Korea — 5.9%
Hyundai Motor Co.	3,933	558,371
KB Financial Group, Inc.	12,544	706,365
Samsung Electronics Co., Ltd.	29,047	1,036,595
Samsung Fire & Marine Insurance Co., Ltd.	3,757	909,554
SK Hynix, Inc.	8,637	989,716
		4,200,601
Taiwan — 20.1%
Accton Technology Corp.	89,992	2,115,153
Airtac International Group	29,270	751,829
E Ink Holdings, Inc.	96,811	806,121
Elite Material Co., Ltd.	37,022	695,330
Hon Hai Precision Industry Co., Ltd.	236,956	1,324,738
MediaTek, Inc.	12,326	529,892
President Chain Store Corp.	214,077	1,716,498
Taiwan Semiconductor Manufacturing Co., Ltd.	196,468	6,385,220
		14,324,781
Thailand — 1.8%
Bangkok Dusit Medical Services PCL, Class F	1,784,572	1,280,905
Turkey — 1.9%
Haci Omer Sabanci Holding AS	156,440	424,586
TAV Havalimanlari Holding AS*	117,052	905,999
		1,330,585
United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	253,488	718,635

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Uruguay — 1.4%
MercadoLibre, Inc.*	575	$977,753
TOTAL COMMON STOCKS (Cost $67,800,938)		68,318,735

PREFERRED STOCKS — 0.5%
Brazil — 0.5%
Itau Unibanco Holding S.A. (Cost $361,233)	68,596	341,212

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $993,996)	993,996	993,996
TOTAL INVESTMENTS — 97.6% (Cost $69,156,167)		$69,653,943
Other Assets & Liabilities — 2.4%		1,696,832
TOTAL NET ASSETS — 100.0%		$71,350,775

†	See Security Valuation Note.
*	Non-income producing security.
ADR— American Depositary Receipt.
PCL— Public Company Limited.
PJSC— Private Joint Stock Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
Country Weightings as of 12/31/2024††
Taiwan	21%
India	19
China	19
South Korea	6
Hong Kong	6
Brazil	6
Mexico	3
Other	20
Total	100%
††	% of total investments as of December 31, 2024.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Auto Manufacturers	0.8%	$558,371
Banks	9.2%	6,314,235
Beverages	3.4%	2,355,899
Chemicals	0.9%	609,705
Commercial Services	0.5%	322,357
Computers	1.7%	1,138,110
Diversified Financial Services	2.4%	1,616,370
Electric	1.3%	903,892
Electrical Components & Equipment	0.8%	570,341
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Electronics	4.3%	$2,928,005
Engineering & Construction	3.0%	2,062,559
Food	3.3%	2,282,886
Healthcare Services	3.6%	2,436,874
Holding Companies	0.6%	424,586
Household Products & Wares	1.4%	937,194
Insurance	4.5%	3,110,204
Internet	16.8%	11,453,759
Leisure Time	1.8%	1,218,392
Lodging	2.3%	1,546,363
Machinery — Diversified	0.3%	218,217
Metal Fabricate/Hardware	0.8%	544,411
Miscellaneous Manufacturing	2.8%	1,916,966
Oil & Gas	1.1%	724,460
Pharmaceuticals	2.6%	1,800,895
Real Estate	1.3%	868,319
Retail	9.6%	6,579,924
Semiconductors	13.1%	8,941,423
Software	2.7%	1,818,865
Telecommunications	3.1%	2,115,153
	100.0%	$68,318,735
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Brazil	$3,585,247	$3,585,247	$—	$—
China	13,374,430	2,301,125	11,073,305	—
Greece	854,401	—	854,401	—
Hong Kong	4,060,496	—	4,060,496	—
India	13,402,019	—	13,402,019	—
Indonesia	2,017,213	1,029,014	988,199	—
Ireland	459,054	459,054	—	—
Malaysia	860,150	—	860,150	—
Mexico	2,233,843	2,233,843	—	—
Poland	923,772	923,772	—	—
Singapore	1,574,128	—	1,574,128	—
South Africa	2,140,722	1,088,799	1,051,923	—
South Korea	4,200,601	—	4,200,601	—
Taiwan	14,324,781	—	14,324,781	—
Thailand	1,280,905	—	1,280,905	—
Turkey	1,330,585	424,586	905,999	—
United Arab Emirates	718,635	—	718,635	—
Uruguay	977,753	977,753	—	—
Total Common Stocks	$68,318,735	$13,023,193	$55,295,542	$—

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Emerging Markets Equity Fund
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Preferred Stocks
Brazil	$341,212	$341,212	$—	$—
Total Preferred Stocks	$341,212	$341,212	$—	$—
Short-Term Investments	993,996	993,996	—	—
Total Investments	$69,653,943	$14,358,401	$55,295,542	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 2.9%
Entertainment — 1.1%
Caesars Entertainment, Inc.*	34,760	$1,161,679
Healthcare Services — 0.3%
PACS Group, Inc.*	19,587	256,786
Lodging — 1.5%
Boyd Gaming Corp.	21,814	1,582,387
TOTAL COMMON STOCKS (Cost $3,038,357)		3,000,852

REAL ESTATE INVESTMENT TRUSTS — 94.4%
Apartments — 11.7%
American Homes 4 Rent, Class A	48,836	1,827,443
AvalonBay Communities, Inc.	5,196	1,142,964
Essex Property Trust, Inc.	10,884	3,106,729
Invitation Homes, Inc.	117,033	3,741,545
UDR, Inc.	51,864	2,251,416
		12,070,097
Diversified — 34.2%
American Tower Corp.	25,238	4,628,901
Crown Castle, Inc.	50,977	4,626,672
Digital Realty Trust, Inc.	43,800	7,767,054
Equinix, Inc.	5,593	5,273,584
Lamar Advertising Co., Class A	8,007	974,772
SBA Communications Corp.	23,597	4,809,069
VICI Properties, Inc.	114,861	3,355,090
Weyerhaeuser Co.	134,478	3,785,556
		35,220,698
Healthcare — 13.8%
Healthcare Realty Trust, Inc.	144,102	2,442,529
Omega Healthcare Investors, Inc.	66,983	2,535,307
Ventas, Inc.	19,330	1,138,344
Welltower, Inc.	64,580	8,139,017
		14,255,197
Hotels & Resorts — 1.3%
Host Hotels & Resorts, Inc.	75,830	1,328,542
Industrial — 7.8%
Americold Realty Trust, Inc.	61,128	1,308,139
Lineage, Inc.	8,602	503,819
Prologis, Inc.	52,798	5,580,749
Rexford Industrial Realty, Inc.	15,830	611,988
		8,004,695
Manufactured Homes — 5.1%
Equity LifeStyle Properties, Inc.	14,187	944,854
Sun Communities, Inc.	34,574	4,251,565
		5,196,419
Office Property — 1.3%
Highwoods Properties, Inc.	45,020	1,376,712
Regional Malls — 5.8%
Simon Property Group, Inc.	34,843	6,000,313
	Number of Shares	Value†

Single Tenant — 2.4%
Agree Realty Corp.	12,980	$914,441
Realty Income Corp.	29,166	1,557,756
		2,472,197
Storage & Warehousing — 9.0%
Extra Space Storage, Inc.	17,149	2,565,490
Iron Mountain, Inc.	31,672	3,329,044
Public Storage	11,408	3,416,012
		9,310,546
Strip Centers — 2.0%
Kimco Realty Corp.	86,036	2,015,823
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $93,266,395)		97,251,239

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $1,703,079)	1,703,079	1,703,079
TOTAL INVESTMENTS — 99.0% (Cost $98,007,831)		$101,955,170
Other Assets & Liabilities — 1.0%		1,057,965
TOTAL NET ASSETS — 100.0%		$103,013,135

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$3,000,852	$3,000,852	$—	$—
Real Estate Investment Trusts	97,251,239	97,251,239	—	—
Short-Term Investments	1,703,079	1,703,079	—	—
Total Investments	$101,955,170	$101,955,170	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 74.3%
Penn Series Flexibly Managed Fund*	48,359	$5,168,560
Penn Series Index 500 Fund*	289,191	15,361,804
Penn Series Large Cap Growth Fund*	12,728	568,707
Penn Series Large Cap Value Fund*	66,615	3,398,013
Penn Series Large Core Growth Fund*	61,222	2,278,688
Penn Series Large Core Value Fund*	67,079	2,262,574
Penn Series Large Growth Stock Fund*	5,935	567,633
Penn Series Mid Cap Growth Fund*	28,408	1,103,947
Penn Series Mid Cap Value Fund*	34,026	1,121,144
Penn Series Mid Core Value Fund*	74,630	2,845,635
Penn Series Real Estate Securities Fund*	84,182	2,812,516
Penn Series Small Cap Growth Fund*	16,234	1,121,804
Penn Series Small Cap Index Fund*	47,708	1,668,841
Penn Series SMID Cap Growth Fund*	21,546	1,111,990
Penn Series SMID Cap Value Fund*	26,569	1,113,252
TOTAL AFFILIATED EQUITY FUNDS (Cost $31,420,469)		42,505,108

AFFILIATED FIXED INCOME FUNDS — 7.1%
Penn Series Limited Maturity Bond Fund*	40,608	586,389
Penn Series Quality Bond Fund*	214,210	3,487,334
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $3,839,664)		4,073,723

AFFILIATED INTERNATIONAL EQUITY FUNDS — 17.9%
Penn Series Developed International Index Fund*	158,222	2,838,500
Penn Series Emerging Markets Equity Fund*	212,958	2,248,836
Penn Series International Equity Fund*	122,438	5,110,558
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $9,390,498)		10,197,894

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $400,920)	400,920	400,920
TOTAL INVESTMENTS — 100.0% (Cost $45,051,551)		$57,177,645
Other Assets & Liabilities — 0.0%		4,932
TOTAL NET ASSETS — 100.0%		$57,182,577

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$42,505,108	$42,505,108	$—	$—
Affiliated Fixed Income Funds	4,073,723	4,073,723	—	—
Affiliated International Equity Funds	10,197,894	10,197,894	—	—
Short-Term Investments	400,920	400,920	—	—
Total Investments	$57,177,645	$57,177,645	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 67.3%
Penn Series Flexibly Managed Fund*	167,335	$17,884,778
Penn Series Index 500 Fund*	889,490	47,249,700
Penn Series Large Cap Growth Fund*	44,044	1,967,886
Penn Series Large Cap Value Fund*	230,504	11,758,019
Penn Series Large Core Growth Fund*	105,923	3,942,458
Penn Series Large Core Value Fund*	232,112	7,829,144
Penn Series Large Growth Stock Fund*	20,537	1,964,157
Penn Series Mid Cap Growth Fund*	98,300	3,819,942
Penn Series Mid Cap Value Fund*	58,869	1,939,725
Penn Series Mid Core Value Fund*	258,240	9,846,703
Penn Series Real Estate Securities Fund*	291,294	9,732,119
Penn Series Small Cap Growth Fund*	28,088	1,940,867
Penn Series Small Cap Index Fund*	220,111	7,699,489
Penn Series SMID Cap Growth Fund*	37,277	1,923,882
Penn Series SMID Cap Value Fund*	91,936	3,852,124
TOTAL AFFILIATED EQUITY FUNDS (Cost $94,030,949)		133,350,993

AFFILIATED FIXED INCOME FUNDS — 17.3%
Penn Series Limited Maturity Bond Fund*	281,039	4,058,206
Penn Series Quality Bond Fund*	1,853,100	30,168,461
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $33,031,975)		34,226,667

AFFILIATED INTERNATIONAL EQUITY FUNDS — 14.9%
Penn Series Developed International Index Fund*	547,485	9,821,875
Penn Series Emerging Markets Equity Fund*	552,669	5,836,188
Penn Series International Equity Fund*	329,520	13,754,160
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $26,375,895)		29,412,223

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $966,192)	966,192	966,192
TOTAL INVESTMENTS — 100.0% (Cost $154,405,011)		$197,956,075
Other Assets & Liabilities — 0.0%		62,847
TOTAL NET ASSETS — 100.0%		$198,018,922

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$133,350,993	$133,350,993	$—	$—
Affiliated Fixed Income Funds	34,226,667	34,226,667	—	—
Affiliated International Equity Funds	29,412,223	29,412,223	—	—
Short-Term Investments	966,192	966,192	—	—
Total Investments	$197,956,075	$197,956,075	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 51.3%
Penn Series Flexibly Managed Fund*	167,315	$17,882,666
Penn Series Index 500 Fund*	741,160	39,370,411
Penn Series Large Cap Growth Fund*	44,039	1,967,647
Penn Series Large Cap Value Fund*	115,237	5,878,230
Penn Series Large Core Value Fund*	116,040	3,914,035
Penn Series Large Growth Stock Fund*	20,535	1,963,965
Penn Series Mid Cap Growth Fund*	98,286	3,819,412
Penn Series Mid Core Value Fund*	258,205	9,845,349
Penn Series Real Estate Securities Fund*	233,003	7,784,620
Penn Series Small Cap Index Fund*	165,062	5,773,886
Penn Series SMID Cap Growth Fund*	37,273	1,923,636
Penn Series SMID Cap Value Fund*	45,961	1,925,787
TOTAL AFFILIATED EQUITY FUNDS (Cost $71,430,238)		102,049,644

AFFILIATED FIXED INCOME FUNDS — 37.4%
Penn Series High Yield Bond Fund*	425,783	8,060,059
Penn Series Limited Maturity Bond Fund*	421,514	6,086,665
Penn Series Quality Bond Fund*	3,705,775	60,330,018
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $71,595,690)		74,476,742

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.8%
Penn Series Developed International Index Fund*	437,936	7,856,584
Penn Series Emerging Markets Equity Fund*	552,589	5,835,336
Penn Series International Equity Fund*	188,274	7,858,561
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $19,635,991)		21,550,481

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $952,503)	952,503	952,503
TOTAL INVESTMENTS — 100.0% (Cost $163,614,422)		$199,029,370
Other Assets & Liabilities — 0.0%		94,698
TOTAL NET ASSETS — 100.0%		$199,124,068

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$102,049,644	$102,049,644	$—	$—
Affiliated Fixed Income Funds	74,476,742	74,476,742	—	—
Affiliated International Equity Funds	21,550,481	21,550,481	—	—
Short-Term Investments	952,503	952,503	—	—
Total Investments	$199,029,370	$199,029,370	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 35.2%
Penn Series Flexibly Managed Fund*	55,949	$5,979,826
Penn Series Index 500 Fund*	181,230	9,626,941
Penn Series Large Cap Growth Fund*	16,567	740,200
Penn Series Large Cap Value Fund*	43,350	2,211,283
Penn Series Large Core Value Fund*	43,652	1,472,391
Penn Series Mid Core Value Fund*	58,280	2,222,208
Penn Series Real Estate Securities Fund*	87,649	2,928,355
Penn Series Small Cap Index Fund*	20,697	723,981
Penn Series SMID Cap Value Fund*	17,289	724,424
TOTAL AFFILIATED EQUITY FUNDS (Cost $20,203,857)		26,629,609

AFFILIATED FIXED INCOME FUNDS — 57.0%
Penn Series High Yield Bond Fund*	200,222	3,790,198
Penn Series Limited Maturity Bond Fund*	370,006	5,342,889
Penn Series Quality Bond Fund*	2,091,139	34,043,749
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $42,154,093)		43,176,836

AFFILIATED INTERNATIONAL EQUITY FUNDS — 6.8%
Penn Series Developed International Index Fund*	123,559	2,216,647
Penn Series International Equity Fund*	70,826	2,956,267
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $4,610,400)		5,172,914

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $757,464)	757,464	757,464
TOTAL INVESTMENTS — 100.0% (Cost $67,725,814)		$75,736,823
Other Assets & Liabilities — 0.0%		25,953
TOTAL NET ASSETS — 100.0%		$75,762,776

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$26,629,609	$26,629,609	$—	$—
Affiliated Fixed Income Funds	43,176,836	43,176,836	—	—
Affiliated International Equity Funds	5,172,914	5,172,914	—	—
Short-Term Investments	757,464	757,464	—	—
Total Investments	$75,736,823	$75,736,823	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Schedule of Investments — December 31, 2024
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 20.5%
Penn Series Flexibly Managed Fund*	31,496	$3,366,309
Penn Series Index 500 Fund*	62,787	3,335,252
Penn Series Large Core Value Fund*	12,284	414,323
Penn Series Mid Core Value Fund*	21,864	833,675
Penn Series Real Estate Securities Fund*	24,662	823,962
TOTAL AFFILIATED EQUITY FUNDS (Cost $6,903,070)		8,773,521

AFFILIATED FIXED INCOME FUNDS — 76.6%
Penn Series High Yield Bond Fund*	112,705	2,133,515
Penn Series Limited Maturity Bond Fund*	357,086	5,156,316
Penn Series Quality Bond Fund*	1,569,466	25,550,904
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $32,408,295)		32,840,735

AFFILIATED INTERNATIONAL EQUITY FUNDS — 1.9%
Penn Series Developed International Index Fund* (Cost $760,166)	46,359	831,686

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%) (Cost $967,515)	967,515	967,515
TOTAL INVESTMENTS — 101.3% (Cost $41,039,046)		$43,413,457
Other Assets & Liabilities — (1.3)%		(560,548)
TOTAL NET ASSETS — 100.0%		$42,852,909

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 12/31/2024 are as follows (See Security Valuation Note):
ASSETS TABLE
Description	Total Market Value at 12/31/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$8,773,521	$8,773,521	$—	$—
Affiliated Fixed Income Funds	32,840,735	32,840,735	—	—
Affiliated International Equity Funds	831,686	831,686	—	—
Short-Term Investments	967,515	967,515	—	—
Total Investments	$43,413,457	$43,413,457	$—	$—
It is the Fund's practice to recognize transfers into and transfers out of Level 3 fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
ASSETS:
Investments at value	$140,256,267	$73,709,769	$360,341,265	$129,245,309
Cash	—	—	2,172	—
Initial margin held by broker for open futures	—	73,998	486,200	8
Interest and dividends receivable	153,790	551,238	1,912,974	2,009,473
Tax reclaims receivable	—	—	—	312
Receivable for capital stock sold	—	—	886,706	—
Futures variation margin receivable	—	5,000	—	—
Other assets	3,563	2,586	7,963	3,108
Total Assets	140,413,620	74,342,591	363,637,280	131,258,210
LIABILITIES:
Cash overdraft	6,526	38,464	—	5,829
Payable for investment securities purchased	—	—	—	4,673,323
Payable for capital stock redeemed	—	307,533	162,965	569,939
Futures variation margin payable	—	—	35,063	—
Payable to investment adviser (See Note 3)	39,797	36,664	131,388	49,709
Payable to the administrator (See Note 3)	13,533	8,089	25,162	9,717
Other liabilities	84,564	67,238	166,968	78,002
Total Liabilities	144,420	457,988	521,546	5,386,519
NET ASSETS	$140,269,200	$73,884,603	$363,115,734	$125,871,691
Investments at cost	$140,256,267	$76,347,478	$380,979,522	$128,529,770
COMPONENTS OF NET ASSETS:
Paid-in capital	$140,270,172	$84,312,566	$427,084,463	$131,470,708
Total distributable earnings (loss)	(972)	(10,427,963)	(63,968,729)	(5,599,017)
NET ASSETS	$140,269,200	$73,884,603	$363,115,734	$125,871,691

Shares outstanding, $0.10 par value, 500 million shares authorized	140,248,904
Shares outstanding, $0.10 par value, 250 million shares authorized			22,299,082	6,649,931
Shares outstanding, $0.0001 par value, 250 million shares authorized		5,115,050
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$1.00	$14.44	$16.28	$18.93

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund
ASSETS:
Investments of affiliated issuers at value	$—	$79,061,209	$—	$—
Investments of unaffiliated issuers at value	5,204,206,980	290,700	366,555,332	70,649,274
Cash	—	—	—	500
Foreign currency at value	1,783,037	—	8	1
Interest and dividends receivable	19,158,142	35	31,463	51,885
Tax reclaims receivable	51,122	—	934	9,915
Receivable for investment securities sold	13,753,570	65,171	26,053	—
Other assets	125,603	1,888	7,887	1,689
Total Assets	5,239,078,454	79,419,003	366,621,677	70,713,264
LIABILITIES:
Cash overdraft	26,200,704	—	—	—
Written options at value	8,225,002	—	—	—
Payable for investment securities purchased	41,264,723	—	1,959	—
Payable for capital stock redeemed	2,441,988	174,250	3,135,103	71,960
Payable to investment adviser (See Note 3)	3,048,081	—	216,572	32,497
Payable to the administrator (See Note 3)	397,555	6,117	27,592	5,457
Other liabilities	2,020,385	33,870	201,933	56,943
Total Liabilities	83,598,438	214,237	3,583,159	166,857
NET ASSETS	$5,155,480,016	$79,204,766	$363,038,518	$70,546,407
Investments of affiliated issuers at cost	$—	$53,959,743	$—	$—
Investments of unaffiliated issuers at cost	$4,738,416,309	$290,700	$185,981,443	$50,305,331
Written options, premiums received	$(10,349,798)	$—	$—	$—
Foreign currency at cost	$1,862,084	$—	$8	$1
COMPONENTS OF NET ASSETS:
Paid-in capital	$4,721,568,155	$54,103,303	$183,642,173	$50,359,447
Total distributable earnings (loss)	433,911,861	25,101,463	179,396,345	20,186,960
NET ASSETS	$5,155,480,016	$79,204,766	$363,038,518	$70,546,407

Shares outstanding, $0.10 par value, 250 million shares authorized	48,233,912		3,796,054
Shares outstanding, $0.0001 par value, 250 million shares authorized		2,214,868		1,578,802
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$106.88	$35.76	$95.64	$44.68

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024

	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund
ASSETS:
Investments at value	$135,640,715	$164,430,864	$126,223,843	$853,486,256
Cash	—	10	—	—
Initial margin held by broker for open futures	—	—	—	152,454
Interest and dividends receivable	35,149	219,752	120,053	534,784
Tax reclaims receivable	11,212	123,840	38,286	—
Receivable for investment securities sold	—	—	—	1,509,329
Receivable for capital stock sold	—	253,537	183,456	—
Other assets	3,058	4,099	3,151	19,760
Total Assets	135,690,134	165,032,102	126,568,789	855,702,583
LIABILITIES:
Payable for investment securities purchased	—	173,053	—	—
Payable for capital stock redeemed	794,178	18,798	12,782	2,701,765
Futures variation margin payable	—	—	—	11,500
Payable to investment adviser (See Note 3)	68,397	96,193	71,066	93,342
Payable to the administrator (See Note 3)	10,393	13,042	10,029	65,590
Other liabilities	80,371	99,116	77,383	387,960
Total Liabilities	953,339	400,202	171,260	3,260,157
NET ASSETS	$134,736,795	$164,631,900	$126,397,529	$852,442,426
Investments at cost	$95,757,248	$140,329,269	$115,698,985	$380,940,682
COMPONENTS OF NET ASSETS:
Paid-in capital	$156,757,090	$140,650,901	$116,628,269	$385,860,394
Total distributable earnings (loss)	(22,020,295)	23,980,999	9,769,260	466,582,032
NET ASSETS	$134,736,795	$164,631,900	$126,397,529	$852,442,426

Shares outstanding, $0.10 par value, 250 million shares authorized		3,227,703
Shares outstanding, $0.0001 par value, 250 million shares authorized	3,620,487		3,747,172	16,046,617
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$37.22	$51.01	$33.73	$53.12

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024

	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund
ASSETS:
Investments at value	$133,480,332	$88,355,147	$75,934,631	$74,182,717
Cash	—	—	500	—
Foreign currency at value	—	—	551	—
Interest and dividends receivable	51,001	50,645	133,963	12,727
Tax reclaims receivable	—	282	23,427	—
Receivable for investment securities sold	1,198,511	—	316,181	—
Receivable for capital stock sold	596,037	169,168	45,739	36,239
Unrealized appreciation of forward foreign currency contracts	—	—	69,824	—
Other assets	3,236	2,215	1,938	1,669
Total Assets	135,329,117	88,577,457	76,526,754	74,233,352
LIABILITIES:
Payable for investment securities purchased	656,352	—	201,966	—
Payable for capital stock redeemed	7,762	1,903	25,985	68,691
Payable to investment adviser (See Note 3)	81,366	41,756	44,997	48,353
Payable to the administrator (See Note 3)	10,703	7,061	5,978	5,773
Unrealized depreciation of forward foreign currency contracts	—	—	542	—
Other liabilities	86,632	58,552	71,703	51,328
Total Liabilities	842,815	109,272	351,171	174,145
NET ASSETS	$134,486,302	$88,468,185	$76,175,583	$74,059,207
Investments at cost	$116,462,007	$70,932,552	$75,650,282	$65,100,856
Foreign currency at cost	$—	$—	$563	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$117,571,540	$71,065,617	$76,509,489	$65,909,356
Total distributable earnings (loss)	16,914,762	17,402,568	(333,906)	8,149,851
NET ASSETS	$134,486,302	$88,468,185	$76,175,583	$74,059,207

Shares outstanding, $0.0001 par value, 250 million shares authorized	3,460,832	2,685,267	1,997,725	1,435,026
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$38.86	$32.95	$38.13	$51.61

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024

	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
ASSETS:
Investments at value	$50,648,582	$101,281,581	$148,126,259	$85,019,983
Initial margin held by broker for open futures	—	—	—	48,612
Foreign currency at value	—	51	—	—
Interest and dividends receivable	70,477	18,197	166,030	104,386
Tax reclaims receivable	—	6,072	11,359	410
Receivable for investment securities sold	13,044	16,064	—	—
Futures variation margin receivable	—	—	—	630
Other assets	1,168	2,406	3,575	2,055
Total Assets	50,733,271	101,324,371	148,307,223	85,176,076
LIABILITIES:
Cash overdraft	—	—	—	24
Payable for investment securities purchased	13,073	—	—	1,912
Payable for capital stock redeemed	153,448	179,549	291,218	193,194
Payable to investment adviser (See Note 3)	35,939	61,394	89,759	22,664
Payable to the administrator (See Note 3)	3,927	7,971	11,768	6,685
Other liabilities	46,853	69,573	109,719	98,152
Total Liabilities	253,240	318,487	502,464	322,631
NET ASSETS	$50,480,031	$101,005,884	$147,804,759	$84,853,445
Investments at cost	$47,595,707	$69,916,877	$134,962,807	$79,254,749
Foreign currency at cost	$—	$1	$—	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$47,826,636	$69,709,556	$135,774,608	$79,830,306
Total distributable earnings (loss)	2,653,395	31,296,328	12,030,151	5,023,139
NET ASSETS	$50,480,031	$101,005,884	$147,804,759	$84,853,445

Shares outstanding, $0.10 par value, 500 million shares authorized	1,204,721		2,831,048
Shares outstanding, $0.0001 par value, 250 million shares authorized		1,461,821		2,426,087
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$41.90	$69.10	$52.21	$34.98

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
ASSETS:
Investments at value	$76,592,708	$228,410,592	$69,653,943	$101,955,170
Initial margin held by broker for open futures	103,814	—	—	—
Foreign currency at value	482,364	28,734	34,482	—
Interest and dividends receivable	53,365	101,391	50,157	315,312
Tax reclaims receivable	436,243	405,971	14,709	—
Receivable for investment securities sold	8,361	82,987	—	—
Receivable for capital stock sold	1,231,891	3,125,485	1,897,091	1,384,981
Unrealized appreciation of forward foreign currency contracts	10,292	—	—	—
Other assets	1,979	5,990	1,818	2,677
Total Assets	78,921,017	232,161,150	71,652,200	103,658,140
LIABILITIES:
Payable for investment securities purchased	—	331,177	—	489,218
Payable for capital stock redeemed	19,767	23,675	11,866	20,418
Futures variation margin payable	2,990	—	—	—
Payable to investment adviser (See Note 3)	17,423	155,143	50,298	61,906
Payable to the administrator (See Note 3)	6,041	17,950	5,577	8,103
Deferred capital gains tax (See Note 2)	—	—	134,849	—
Other liabilities	158,017	134,291	98,835	65,360
Total Liabilities	204,238	662,236	301,425	645,005
NET ASSETS	$78,716,779	$231,498,914	$71,350,775	$103,013,135
Investments at cost	$54,097,917	$218,250,885	$69,156,167	$98,007,831
Foreign currency at cost	$491,211	$30,945	$34,711	$—
COMPONENTS OF NET ASSETS:
Paid-in capital	$57,692,109	$223,681,977	$93,256,502	$99,890,581
Total distributable earnings (loss)	21,024,670	7,816,937	(21,905,727)	3,122,554
NET ASSETS	$78,716,779	$231,498,914	$71,350,775	$103,013,135

Shares outstanding, $0.10 par value, 250 million shares authorized		5,545,696
Shares outstanding, $0.0001 par value, 250 million shares authorized	4,387,755		6,757,219	3,083,344
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.94	$41.74	$10.56	$33.41

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
ASSETS:
Investments of affiliated issuers at value	$56,776,725	$196,989,883	$198,076,867	$74,979,359
Investments of unaffiliated issuers at value	400,920	966,192	952,503	757,464
Interest and dividends receivable	64	—	124	188
Receivable for investment securities sold	22,409	145,478	220,163	65,084
Receivable for capital stock sold	8,529	13,280	3,759	527
Other assets	1,392	4,863	4,993	1,902
Total Assets	57,210,039	198,119,696	199,258,409	75,804,524
LIABILITIES:
Payable for capital stock redeemed	1	3	32,599	2,492
Payable to investment adviser (See Note 3)	5,992	20,644	20,703	7,862
Payable to the administrator (See Note 3)	4,489	15,443	15,543	5,895
Other liabilities	16,980	64,684	65,496	25,499
Total Liabilities	27,462	100,774	134,341	41,748
NET ASSETS	$57,182,577	$198,018,922	$199,124,068	$75,762,776
Investments of affiliated issuers at cost	$44,650,631	$153,438,819	$162,661,919	$66,968,350
Investments of unaffiliated issuers at cost	$400,920	$966,192	$952,503	$757,464
COMPONENTS OF NET ASSETS:
Paid-in capital	$45,271,597	$154,751,802	$163,834,817	$67,821,708
Total distributable earnings (loss)	11,910,980	43,267,120	35,289,251	7,941,068
NET ASSETS	$57,182,577	$198,018,922	$199,124,068	$75,762,776

Shares outstanding, $0.0001 par value, 250 million shares authorized	1,921,669	6,543,164	7,856,773	3,484,095
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$29.76	$30.26	$25.34	$21.75

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024

Conservative Allocation Fund
ASSETS:
Investments of affiliated issuers at value	$42,445,942
Investments of unaffiliated issuers at value	967,515
Interest and dividends receivable	202
Receivable for investment securities sold	30,656
Other assets	1,123
Total Assets	43,445,438
LIABILITIES:
Payable for capital stock redeemed	566,395
Payable to investment adviser (See Note 3)	4,591
Payable to the administrator (See Note 3)	3,465
Other liabilities	18,078
Total Liabilities	592,529
NET ASSETS	$42,852,909
Investments of affiliated issuers at cost	$40,071,531
Investments of unaffiliated issuers at cost	$967,515
COMPONENTS OF NET ASSETS:
Paid-in capital	$40,523,738
Total distributable earnings (loss)	2,329,171
NET ASSETS	$42,852,909

Shares outstanding, $0.0001 par value, 250 million shares authorized	2,376,962
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.03
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2024

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
INVESTMENT INCOME:
Dividends	$1,116,553	$245,642	$156,567	$217,286
Interest	6,466,473	7,091,464	16,793,764	8,718,525
Foreign taxes withheld	—	—	—	(3,084)
Total Investment Income	7,583,026	7,337,106	16,950,331	8,932,727
EXPENSES:
Investment advisory fees (See Note 3)	486,341	704,884	1,641,501	598,334
Shareholder servicing fees (See Note 3)	132,649	137,912	328,466	117,066
Administration fees (See Note 3)	44,216	45,971	109,489	39,022
Accounting fees (See Note 3)	93,694	96,413	189,488	85,084
Directors’ fees and expenses	8,349	9,057	20,420	7,176
Custodian fees and expenses	9,494	13,009	26,757	9,250
Pricing fees	8,676	20,520	24,574	20,239
Professional fees	18,077	12,115	34,623	13,357
Printing fees	12,722	8,082	18,926	8,355
Other expenses	44,217	53,242	78,351	51,203
Total Expenses	858,435	1,101,205	2,472,595	949,086
Net Investment Income (Loss)	6,724,591	6,235,901	14,477,736	7,983,641
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	—	(1,382,315)	(1,210,269)	1,909,955
Futures contracts	—	(199,074)	(77,079)	—
Foreign currencies	—	—	—	(4,871)
Net realized gain (loss)	—	(1,581,389)	(1,287,348)	1,905,084
Net change in unrealized appreciation (depreciation) of:
Investments	—	4,447,204	(1,938,554)	(44,594)
Futures contracts	—	(926,142)	(2,607,262)	—
Foreign currencies	—	—	—	1,612
Net change in unrealized appreciation (depreciation)	—	3,521,062	(4,545,816)	(42,982)
Net Realized and Unrealized Gain (Loss)	—	1,939,673	(5,833,164)	1,862,102
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,724,591	$8,175,574	$8,644,572	$9,845,743

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2024

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund
INVESTMENT INCOME:
Dividends	$48,266,944	$16,185	$1,656,981	$712,281
Interest	106,138,959	—	—	—
Foreign taxes withheld	(673,429)	—	(15,531)	(11,871)
Total Investment Income	153,732,474	16,185	1,641,450	700,410
EXPENSES:
Investment advisory fees (See Note 3)	35,748,814	—	2,353,166	378,035
Shareholder servicing fees (See Note 3)	4,710,312	71,265	311,977	63,227
Administration fees (See Note 3)	1,570,104	23,755	103,992	21,076
Accounting fees (See Note 3)	1,186,736	12,000	183,992	49,177
Directors’ fees and expenses	286,489	4,323	18,695	3,828
Custodian fees and expenses	362,940	5,404	24,156	5,273
Pricing fees	25,977	3,603	8,536	5,975
Professional fees	547,030	7,817	52,555	8,110
Printing fees	275,359	5,479	18,677	4,995
Other expenses	714,655	25,601	132,221	74,998
Total Expenses	45,428,416	159,247	3,207,967	614,694
Net Investment Income (Loss)	108,304,058	(143,062)	(1,566,517)	85,716
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Affiliated Investments	—	8,627,520	—	—
Unaffiliated investments	579,359,563	—	27,084,637	9,157,458
Written options	(6,076,534)	—	—	—
Foreign currencies	5,655	—	394	(74)
Forward foreign currency contracts	—	—	—	56
Net realized gain (loss)	573,288,684	8,627,520	27,085,031	9,157,440
Net change in unrealized appreciation (depreciation) of:
Affiliated Investments	—	2,677,465	—	—
Unaffiliated Investments	(64,060,455)	—	61,981,518	1,183,791
Written options	(2,479,525)	—	—	—
Foreign currencies	(111,068)	—	(570)	(1,043)
Net change in unrealized appreciation (depreciation)	(66,651,048)	2,677,465	61,980,948	1,182,748
Net Realized and Unrealized Gain (Loss)	506,637,636	11,304,985	89,065,979	10,340,188
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$614,941,694	$11,161,923	$87,499,462	$10,425,904

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2024

	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund
INVESTMENT INCOME:
Dividends	$852,021	$3,269,009	$2,607,229	$11,092,442
Foreign taxes withheld	(17,901)	(36,104)	(19,289)	(3,637)
Total Investment Income	834,120	3,232,905	2,587,940	11,088,805
EXPENSES:
Investment advisory fees (See Note 3)	756,071	1,142,581	884,961	1,015,163
Shareholder servicing fees (See Note 3)	117,321	154,050	122,048	727,622
Administration fees (See Note 3)	39,107	51,350	40,683	242,541
Accounting fees (See Note 3)	85,179	105,600	87,837	301,694
Directors’ fees and expenses	7,053	9,377	7,448	43,685
Custodian fees and expenses	8,841	11,748	9,285	54,004
Pricing fees	4,359	7,881	4,681	12,364
Professional fees	14,159	18,348	14,536	88,793
Printing fees	8,084	12,231	8,882	43,357
Other expenses	68,816	80,858	69,058	200,965
Total Expenses	1,108,990	1,594,024	1,249,419	2,730,188
Net Investment Income (Loss)	(274,870)	1,638,881	1,338,521	8,358,617
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,890,586	17,451,854	14,845,133	57,704,821
Futures contracts	—	—	—	625,718
Foreign currencies	(267)	—	—	—
Net realized gain (loss)	4,890,319	17,451,854	14,845,133	58,330,539
Net change in unrealized appreciation (depreciation) of:
Investments	21,857,992	1,297,059	(1,121,575)	108,683,262
Futures contracts	—	—	—	(197,039)
Foreign currencies	(952)	—	(244)	—
Net change in unrealized appreciation (depreciation)	21,857,040	1,297,059	(1,121,819)	108,486,223
Net Realized and Unrealized Gain (Loss)	26,747,359	18,748,913	13,723,314	166,816,762
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,472,489	$20,387,794	$15,061,835	$175,175,379

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2024

	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund
INVESTMENT INCOME:
Dividends	$730,730	$1,628,459	$2,066,967	$347,795
Foreign taxes withheld	—	(6,152)	(33,731)	—
Total Investment Income	730,730	1,622,307	2,033,236	347,795
EXPENSES:
Investment advisory fees (See Note 3)	983,104	501,173	546,518	542,941
Shareholder servicing fees (See Note 3)	128,505	82,898	71,893	66,181
Administration fees (See Note 3)	42,835	27,633	23,964	22,060
Accounting fees (See Note 3)	91,392	64,476	55,917	51,474
Directors’ fees and expenses	7,845	5,043	4,399	3,983
Custodian fees and expenses	9,911	6,289	7,381	5,000
Pricing fees	5,938	6,063	7,444	5,187
Professional fees	15,196	10,133	9,163	8,209
Printing fees	8,567	6,267	5,712	5,100
Recaptured advisory fee (See Note 3)	—	2,097	—	—
Other expenses	88,416	54,994	96,957	60,325
Total Expenses	1,381,709	767,066	829,348	770,460
Less: Waivers and reimbursement from advisor (See Note 3)	—	(2,564)	—	—
Net Expenses	1,381,709	764,502	829,348	770,460
Net Investment Income (Loss)	(650,979)	857,805	1,203,888	(422,665)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	19,573,439	10,603,933	5,116,456	10,259,951
Foreign currencies	—	(102)	(9,089)	—
Forward foreign currency contracts	—	—	289,005	—
Net realized gain (loss)	19,573,439	10,603,831	5,396,372	10,259,951
Net change in unrealized appreciation (depreciation) of:
Investments	(15,483,153)	176,915	(136,063)	(1,399,949)
Foreign currencies	—	8	(71)	—
Forward foreign currency contracts	—	—	128,185	—
Net change in unrealized appreciation (depreciation)	(15,483,153)	176,923	(7,949)	(1,399,949)
Net Realized and Unrealized Gain (Loss)	4,090,286	10,780,754	5,388,423	8,860,002
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,439,307	$11,638,559	$6,592,311	$8,437,337

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2024

	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
INVESTMENT INCOME:
Dividends	$797,820	$584,892	$2,505,261	$1,065,493
Foreign taxes withheld	(2,928)	(11,322)	(14,104)	(3,919)
Total Investment Income	794,892	573,570	2,491,157	1,061,574
EXPENSES:
Investment advisory fees (See Note 3)	411,145	725,985	1,068,741	254,356
Shareholder servicing fees (See Note 3)	45,322	92,411	137,398	76,307
Administration fees (See Note 3)	15,107	30,804	45,799	25,436
Accounting fees (See Note 3)	35,294	71,302	96,332	59,350
Directors’ fees and expenses	2,745	5,607	8,391	4,618
Custodian fees and expenses	3,351	7,687	10,382	5,590
Pricing fees	5,252	7,778	8,491	33,960
Professional fees	5,744	11,804	16,718	13,734
Printing fees	4,057	6,734	9,561	5,892
Recaptured advisory fee (See Note 3)	—	—	16,141	—
Other expenses	66,983	72,717	117,424	122,737
Total Expenses	595,000	1,032,829	1,535,378	601,980
Less: Waivers and reimbursement from advisor (See Note 3)	—	—	(3,151)	—
Net Expenses	595,000	1,032,829	1,532,227	601,980
Net Investment Income (Loss)	199,892	(459,259)	958,930	459,594
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,520,734	12,120,490	11,741,536	6,070,640
Futures contracts	—	—	—	61,648
Foreign currencies	(18)	(83)	—	—
Forward foreign currency contracts	—	(332)	—	—
Net realized gain (loss)	4,520,716	12,120,075	11,741,536	6,132,288
Net change in unrealized appreciation (depreciation) of:
Investments	(156,257)	782,468	(1,174,654)	2,178,949
Futures contracts	—	—	—	(62,707)
Foreign currencies	—	(363)	—	—
Net change in unrealized appreciation (depreciation)	(156,257)	782,105	(1,174,654)	2,116,242
Net Realized and Unrealized Gain (Loss)	4,364,459	12,902,180	10,566,882	8,248,530
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,564,351	$12,442,921	$11,525,812	$8,708,124

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2024

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
INVESTMENT INCOME:
Dividends	$2,653,950	$3,732,387	$1,721,021	$3,164,268
Foreign taxes withheld	(258,954)	(348,310)	(200,763)	—
Total Investment Income	2,394,996	3,384,077	1,520,258	3,164,268
EXPENSES:
Investment advisory fees (See Note 3)	250,412	1,950,245	678,829	755,038
Shareholder servicing fees (See Note 3)	75,124	222,317	72,107	97,076
Administration fees (See Note 3)	25,041	74,106	24,036	32,359
Accounting fees (See Note 3)	66,798	168,233	64,326	73,955
Directors’ fees and expenses	4,612	13,555	4,477	5,941
Custodian fees and expenses	20,252	49,297	42,863	7,264
Pricing fees	91,349	9,903	14,977	5,054
Professional fees	43,497	30,462	42,602	11,575
Printing fees	5,753	14,631	5,625	7,346
Other expenses	204,345	117,041	126,847	51,667
Total Expenses	787,183	2,649,790	1,076,689	1,047,275
Less: Waivers and reimbursement from advisor (See Note 3)	(2,559)	—	—	—
Net Expenses	784,624	2,649,790	1,076,689	1,047,275
Net Investment Income (Loss)	1,610,372	734,287	443,569	2,116,993
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,425,948	33,467,447	(1,680,816)	5,106,926
Futures contracts	93,882	—	—	—
Foreign currencies	(19,181)	(801,742)	(178,502)	—
Forward foreign currency contracts	21,974	—	—	—
Net realized gain (loss)	4,522,623	32,665,705	(1,859,318)	5,106,926
Net change in unrealized appreciation (depreciation) of:
Investments	(3,377,077)	(18,563,854)	(1,289,200)	120,434
Short sales	932	—	—	—
Futures contracts	(155,025)	—	—	—
Foreign currencies	(48,604)	(37,043)	(6,148)	—
Forward foreign currency contracts	25,228	—	—	—
Net change in unrealized appreciation (depreciation)	(3,554,546)	(18,600,897)	(1,295,348)	120,434
Net Realized and Unrealized Gain (Loss)	968,077	14,064,808	(3,154,666)	5,227,360
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,578,449	$14,799,095	$(2,711,097)	$7,344,353

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Operations
For The Year Ended December 31, 2024

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
INVESTMENT INCOME:
Dividends	$18,959	$49,106	$51,553	$38,476
Total Investment Income	18,959	49,106	51,553	38,476
EXPENSES:
Investment advisory fees (See Note 3)	71,739	244,001	250,650	94,717
Shareholder servicing fees (See Note 3)	53,804	183,288	188,714	71,038
Administration fees (See Note 3)	17,935	61,096	62,905	23,679
Accounting fees (See Note 3)	12,000	20,365	20,968	12,000
Directors’ fees and expenses	3,285	11,184	11,555	4,342
Custodian fees and expenses	4,137	13,978	14,464	5,438
Pricing fees	3,603	3,603	3,603	3,603
Professional fees	5,810	20,034	20,330	7,650
Printing fees	4,437	12,070	12,595	5,583
Other expenses	25,416	41,230	41,346	26,937
Total Expenses	202,166	610,849	627,130	254,987
Net Investment Income (Loss)	(183,207)	(561,743)	(575,577)	(216,511)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on affiliated investments	5,437,600	17,290,075	17,480,336	5,285,209
Net change in unrealized appreciation (depreciation) of affiliated investments	1,642,125	4,683,803	1,637,466	597,626
Net Realized and Unrealized Gain (Loss)	7,079,725	21,973,878	19,117,802	5,882,835
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,896,518	$21,412,135	$18,542,225	$5,666,324
Conservative Allocation Fund
INVESTMENT INCOME:
Dividends	$47,736
Total Investment Income	47,736
EXPENSES:
Investment advisory fees (See Note 3)	54,981
Shareholder servicing fees (See Note 3)	41,236
Administration fees (See Note 3)	13,745
Accounting fees (See Note 3)	12,000
Directors’ fees and expenses	2,520
Custodian fees and expenses	3,121
Pricing fees	3,602
Professional fees	4,511
Printing fees	3,791
Other expenses	22,441
Total Expenses	161,948
Net Investment Income (Loss)	(114,212)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on affiliated investments	2,417,382
Net change in unrealized appreciation (depreciation) of affiliated investments	284,888
Net Realized and Unrealized Gain (Loss)	2,702,270
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,588,058
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Money Market Fund		Limited Maturity Bond Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$6,724,591	$6,906,460	$6,235,901	$7,633,726
Net realized gain (loss)	—	(1,334)	(1,581,389)	(2,766,775)
Net change in unrealized appreciation (depreciation)	—	—	3,521,062	8,565,004
Net Increase (Decrease) in Net Assets Resulting from Operations	6,724,591	6,905,126	8,175,574	13,431,955
Distributions from:
Distributable earnings	(6,724,518)	(6,906,465)	—	—
Total Distributions	(6,724,518)	(6,906,465)	—	—
Capital Share Transactions (1):
Shares issued	235,216,815	135,889,845	18,787,945	13,556,371
Shares issued in lieu of cash distributions	6,724,518	6,842,734	—	—
Shares redeemed	(251,644,442)	(158,081,532)	(138,986,038)	(64,805,284)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,703,109)	(15,348,953)	(120,198,093)	(51,248,913)
Total Increase (Decrease)	(9,703,036)	(15,350,292)	(112,022,519)	(37,816,958)
Net Assets:
Beginning of period	149,972,236	165,322,528	185,907,122	223,724,080
End of period	$140,269,200	$149,972,236	$73,884,603	$185,907,122
(1) Shares Issued and Redeemed:
Shares issued	235,216,815	135,889,845	1,346,488	1,027,640
Shares issued in lieu of cash distributions	6,724,518	6,842,734	—	—
Shares redeemed	(251,644,442)	(158,081,532)	(9,828,679)	(4,938,392)
	(9,703,109)	(15,348,953)	(8,482,191)	(3,910,752)
	Quality Bond Fund		High Yield Bond Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$14,477,736	$15,174,297	$7,983,641	$7,683,443
Net realized gain (loss)	(1,287,348)	(17,141,525)	1,905,084	(2,367,292)
Net change in unrealized appreciation (depreciation)	(4,545,816)	26,213,748	(42,982)	8,663,101
Net Increase (Decrease) in Net Assets Resulting from Operations	8,644,572	24,246,520	9,845,743	13,979,252
Capital Share Transactions (1):
Shares issued	72,004,918	64,133,142	7,331,575	5,027,735
Shares redeemed	(110,790,973)	(49,712,192)	(21,310,719)	(29,604,401)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(38,786,055)	14,420,950	(13,979,144)	(24,576,666)
Total Increase (Decrease)	(30,141,483)	38,667,470	(4,133,401)	(10,597,414)
Net Assets:
Beginning of period	393,257,217	354,589,747	130,005,092	140,602,506
End of period	$363,115,734	$393,257,217	$125,871,691	$130,005,092
(1) Shares Issued and Redeemed:
Shares issued	4,440,256	4,195,413	404,454	304,314
Shares redeemed	(6,879,777)	(3,267,271)	(1,161,485)	(1,807,867)
	(2,439,521)	928,142	(757,031)	(1,503,553)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Flexibly Managed Fund		Balanced Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$108,304,058	$105,472,783	$(143,062)	$(131,707)
Net realized gain (loss)	573,288,684	41,176,654	8,627,520	6,088,922
Net change in unrealized appreciation (depreciation)	(66,651,048)	679,523,500	2,677,465	6,076,370
Net Increase (Decrease) in Net Assets Resulting from Operations	614,941,694	826,172,937	11,161,923	12,033,585
Capital Share Transactions (1):
Shares issued	48,985,729	67,324,034	3,274,530	1,609,914
Shares redeemed	(634,127,489)	(364,632,797)	(11,641,754)	(7,556,504)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(585,141,760)	(297,308,763)	(8,367,224)	(5,946,590)
Total Increase (Decrease)	29,799,934	528,864,174	2,794,699	6,086,995
Net Assets:
Beginning of period	5,125,680,082	4,596,815,908	76,410,067	70,323,072
End of period	$5,155,480,016	$5,125,680,082	$79,204,766	$76,410,067
(1) Shares Issued and Redeemed:
Shares issued	468,553	767,673	97,110	56,516
Shares redeemed	(6,167,485)	(4,181,312)	(343,937)	(264,288)
	(5,698,932)	(3,413,639)	(246,827)	(207,772)
	Large Growth Stock Fund		Large Cap Growth Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(1,566,517)	$(1,136,506)	$85,716	$145,267
Net realized gain (loss)	27,085,031	21,090,674	9,157,440	7,575,272
Net change in unrealized appreciation (depreciation)	61,980,948	87,547,654	1,182,748	6,420,682
Net Increase (Decrease) in Net Assets Resulting from Operations	87,499,462	107,501,822	10,425,904	14,141,221
Capital Share Transactions (1):
Shares issued	16,103,806	15,747,715	6,264,549	3,940,047
Shares redeemed	(52,736,135)	(46,924,235)	(13,769,167)	(13,110,799)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(36,632,329)	(31,176,520)	(7,504,618)	(9,170,752)
Total Increase (Decrease)	50,867,133	76,325,302	2,921,286	4,970,469
Net Assets:
Beginning of period	312,171,385	235,846,083	67,625,121	62,654,652
End of period	$363,038,518	$312,171,385	$70,546,407	$67,625,121
(1) Shares Issued and Redeemed:
Shares issued	186,657	258,804	150,597	113,888
Shares redeemed	(606,116)	(734,527)	(328,640)	(373,184)
	(419,459)	(475,723)	(178,043)	(259,296)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Large Core Growth Fund		Large Cap Value Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(274,870)	$(315,057)	$1,638,881	$2,091,102
Net realized gain (loss)	4,890,319	(27,787,369)	17,451,854	7,191,758
Net change in unrealized appreciation (depreciation)	21,857,040	60,429,867	1,297,059	8,653,185
Net Increase (Decrease) in Net Assets Resulting from Operations	26,472,489	32,327,441	20,387,794	17,936,045
Capital Share Transactions (1):
Shares issued	8,060,539	4,669,333	3,619,839	6,226,521
Shares redeemed	(16,622,061)	(13,636,132)	(25,709,332)	(23,309,719)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,561,522)	(8,966,799)	(22,089,493)	(17,083,198)
Total Increase (Decrease)	17,910,967	23,360,642	(1,701,699)	852,847
Net Assets:
Beginning of period	116,825,828	93,465,186	166,333,599	165,480,752
End of period	$134,736,795	$116,825,828	$164,631,900	$166,333,599
(1) Shares Issued and Redeemed:
Shares issued	244,286	189,534	73,375	150,248
Shares redeemed	(483,037)	(509,489)	(516,148)	(557,813)
	(238,751)	(319,955)	(442,773)	(407,565)
	Large Core Value Fund		Index 500 Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$1,338,521	$1,678,610	$8,358,617	$8,791,085
Net realized gain (loss)	14,845,133	8,907,256	58,330,539	40,666,632
Net change in unrealized appreciation (depreciation)	(1,121,819)	798,592	108,486,223	106,450,336
Net Increase (Decrease) in Net Assets Resulting from Operations	15,061,835	11,384,458	175,175,379	155,908,053
Capital Share Transactions (1):
Shares issued	2,775,187	6,120,843	57,962,112	39,374,115
Shares redeemed	(27,322,974)	(42,686,636)	(109,368,113)	(88,676,677)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(24,547,787)	(36,565,793)	(51,406,001)	(49,302,562)
Total Increase (Decrease)	(9,485,952)	(25,181,335)	123,769,378	106,605,491
Net Assets:
Beginning of period	135,883,481	161,064,816	728,673,048	622,067,557
End of period	$126,397,529	$135,883,481	$852,442,426	$728,673,048
(1) Shares Issued and Redeemed:
Shares issued	86,838	220,573	1,178,499	1,033,022
Shares redeemed	(833,317)	(1,494,882)	(2,223,546)	(2,308,581)
	(746,479)	(1,274,309)	(1,045,047)	(1,275,559)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Mid Cap Growth Fund		Mid Cap Value Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(650,979)	$(595,385)	$857,805	$909,896
Net realized gain (loss)	19,573,439	7,250,033	10,603,831	3,241,011
Net change in unrealized appreciation (depreciation)	(15,483,153)	19,342,876	176,923	5,280,954
Net Increase (Decrease) in Net Assets Resulting from Operations	3,439,307	25,997,524	11,638,559	9,431,861
Capital Share Transactions (1):
Shares issued	6,027,629	6,941,061	2,560,339	4,672,731
Shares redeemed	(23,153,599)	(19,598,051)	(16,641,734)	(11,901,868)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(17,125,970)	(12,656,990)	(14,081,395)	(7,229,137)
Total Increase (Decrease)	(13,686,663)	13,340,534	(2,442,836)	2,202,724
Net Assets:
Beginning of period	148,172,965	134,832,431	90,911,021	88,708,297
End of period	$134,486,302	$148,172,965	$88,468,185	$90,911,021
(1) Shares Issued and Redeemed:
Shares issued	154,135	202,375	81,134	174,926
Shares redeemed	(590,297)	(557,410)	(522,036)	(446,177)
	(436,162)	(355,035)	(440,902)	(271,251)
	Mid Core Value Fund		SMID Cap Growth Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$1,203,888	$1,410,271	$(422,665)	$(317,097)
Net realized gain (loss)	5,396,372	2,798,763	10,259,951	(4,672,899)
Net change in unrealized appreciation (depreciation)	(7,949)	446,164	(1,399,949)	14,312,866
Net Increase (Decrease) in Net Assets Resulting from Operations	6,592,311	4,655,198	8,437,337	9,322,870
Capital Share Transactions (1):
Shares issued	3,569,042	5,607,451	8,561,339	4,880,848
Shares redeemed	(15,178,495)	(16,020,064)	(15,132,393)	(12,391,992)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,609,453)	(10,412,613)	(6,571,054)	(7,511,144)
Total Increase (Decrease)	(5,017,142)	(5,757,415)	1,866,283	1,811,726
Net Assets:
Beginning of period	81,192,725	86,950,140	72,192,924	70,381,198
End of period	$76,175,583	$81,192,725	$74,059,207	$72,192,924
(1) Shares Issued and Redeemed:
Shares issued	98,716	168,263	165,729	115,133
Shares redeemed	(408,984)	(478,443)	(299,991)	(289,792)
	(310,268)	(310,180)	(134,262)	(174,659)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	SMID Cap Value Fund		Small Cap Growth Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$199,892	$269,220	$(459,259)	$(406,616)
Net realized gain (loss)	4,520,716	3,479,431	12,120,075	5,432,838
Net change in unrealized appreciation (depreciation)	(156,257)	4,104,047	782,105	11,973,607
Net Increase (Decrease) in Net Assets Resulting from Operations	4,564,351	7,852,698	12,442,921	16,999,829
Capital Share Transactions (1):
Shares issued	4,791,411	2,572,420	2,991,923	3,124,520
Shares redeemed	(10,033,440)	(13,920,277)	(17,360,043)	(13,619,543)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,242,029)	(11,347,857)	(14,368,120)	(10,495,023)
Total Increase (Decrease)	(677,678)	(3,495,159)	(1,925,199)	6,504,806
Net Assets:
Beginning of period	51,157,709	54,652,868	102,931,083	96,426,277
End of period	$50,480,031	$51,157,709	$101,005,884	$102,931,083
(1) Shares Issued and Redeemed:
Shares issued	116,669	74,783	44,967	56,382
Shares redeemed	(249,232)	(404,438)	(264,610)	(243,690)
	(132,563)	(329,655)	(219,643)	(187,308)
	Small Cap Value Fund		Small Cap Index Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$958,930	$1,112,227	$459,594	$664,586
Net realized gain (loss)	11,741,536	(102,960)	6,132,288	2,786,838
Net change in unrealized appreciation (depreciation)	(1,174,654)	15,210,694	2,116,242	8,782,491
Net Increase (Decrease) in Net Assets Resulting from Operations	11,525,812	16,219,961	8,708,124	12,233,915
Capital Share Transactions (1):
Shares issued	4,687,957	6,143,999	6,241,047	6,151,151
Shares redeemed	(26,348,434)	(19,107,454)	(14,817,387)	(13,814,381)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,660,477)	(12,963,455)	(8,576,340)	(7,663,230)
Total Increase (Decrease)	(10,134,665)	3,256,506	131,784	4,570,685
Net Assets:
Beginning of period	157,939,424	154,682,918	84,721,661	80,150,976
End of period	$147,804,759	$157,939,424	$84,853,445	$84,721,661
(1) Shares Issued and Redeemed:
Shares issued	94,709	138,662	189,576	216,916
Shares redeemed	(525,435)	(435,956)	(446,437)	(483,476)
	(430,726)	(297,294)	(256,861)	(266,560)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Developed International Index Fund		International Equity Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$1,610,372	$1,783,829	$734,287	$503,389
Net realized gain (loss)	4,522,623	2,445,453	32,665,705	1,178,344
Net change in unrealized appreciation (depreciation)	(3,554,546)	9,440,305	(18,600,897)	35,178,855
Net Increase (Decrease) in Net Assets Resulting from Operations	2,578,449	13,669,587	14,799,095	36,860,588
Capital Share Transactions (1):
Shares issued	7,198,810	5,886,465	8,982,110	7,330,162
Shares redeemed	(19,347,768)	(16,751,728)	(43,347,989)	(52,030,145)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,148,958)	(10,865,263)	(34,365,879)	(44,699,983)
Total Increase (Decrease)	(9,570,509)	2,804,324	(19,566,784)	(7,839,395)
Net Assets:
Beginning of period	88,287,288	85,482,964	251,065,698	258,905,093
End of period	$78,716,779	$88,287,288	$231,498,914	$251,065,698
(1) Shares Issued and Redeemed:
Shares issued	393,576	360,802	216,983	195,959
Shares redeemed	(1,053,466)	(1,040,891)	(1,033,328)	(1,395,229)
	(659,890)	(680,089)	(816,345)	(1,199,270)
	Emerging Markets Equity Fund		Real Estate Securities Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$443,569	$460,774	$2,116,993	$2,273,232
Net realized gain (loss)	(1,859,318)	(11,809,061)	5,106,926	2,725,625
Net change in unrealized appreciation (depreciation)	(1,295,348)	12,741,447	120,434	6,297,200
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,711,097)	1,393,160	7,344,353	11,296,057
Capital Share Transactions (1):
Shares issued	7,301,430	7,764,515	8,757,583	16,406,839
Shares redeemed	(18,341,850)	(18,130,621)	(26,533,622)	(13,762,797)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,040,420)	(10,366,106)	(17,776,039)	2,644,042
Total Increase (Decrease)	(13,751,517)	(8,972,946)	(10,431,686)	13,940,099
Net Assets:
Beginning of period	85,102,292	94,075,238	113,444,821	99,504,722
End of period	$71,350,775	$85,102,292	$103,013,135	$113,444,821
(1) Shares Issued and Redeemed:
Shares issued	675,899	721,557	271,287	544,952
Shares redeemed	(1,678,318)	(1,679,162)	(800,348)	(474,364)
	(1,002,419)	(957,605)	(529,061)	70,588

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(183,207)	$(175,556)	$(561,743)	$(547,792)
Net realized gain (loss)	5,437,600	2,844,182	17,290,075	11,464,640
Net change in unrealized appreciation (depreciation)	1,642,125	5,603,665	4,683,803	15,770,331
Net Increase (Decrease) in Net Assets Resulting from Operations	6,896,518	8,272,291	21,412,135	26,687,179
Capital Share Transactions (1):
Shares issued	930,281	1,998,003	3,379,200	6,212,214
Shares redeemed	(11,012,452)	(5,519,454)	(31,524,083)	(21,002,661)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,082,171)	(3,521,451)	(28,144,883)	(14,790,447)
Total Increase (Decrease)	(3,185,653)	4,750,840	(6,732,748)	11,896,732
Net Assets:
Beginning of period	60,368,230	55,617,390	204,751,670	192,854,938
End of period	$57,182,577	$60,368,230	$198,018,922	$204,751,670
(1) Shares Issued and Redeemed:
Shares issued	33,050	80,690	116,910	243,011
Shares redeemed	(384,912)	(224,388)	(1,086,789)	(829,127)
	(351,862)	(143,698)	(969,879)	(586,116)
	Moderate Allocation Fund		Moderately Conservative Allocation Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(575,577)	$(601,950)	$(216,511)	$(218,995)
Net realized gain (loss)	17,480,336	15,837,251	5,285,209	3,875,972
Net change in unrealized appreciation (depreciation)	1,637,466	10,685,916	597,626	4,395,268
Net Increase (Decrease) in Net Assets Resulting from Operations	18,542,225	25,921,217	5,666,324	8,052,245
Capital Share Transactions (1):
Shares issued	2,763,065	2,325,861	5,091,076	3,883,176
Shares redeemed	(35,997,116)	(35,024,209)	(13,947,375)	(14,061,407)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(33,234,051)	(32,698,348)	(8,856,299)	(10,178,231)
Total Increase (Decrease)	(14,691,826)	(6,777,131)	(3,189,975)	(2,125,986)
Net Assets:
Beginning of period	213,815,894	220,593,025	78,952,751	81,078,737
End of period	$199,124,068	$213,815,894	$75,762,776	$78,952,751
(1) Shares Issued and Redeemed:
Shares issued	112,877	106,473	245,654	201,288
Shares redeemed	(1,464,279)	(1,613,124)	(659,371)	(733,933)
	(1,351,402)	(1,506,651)	(413,717)	(532,645)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Statements of Changes in Net Assets

	Conservative Allocation Fund
	Year Ended 12/31/24	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(114,212)	$(119,755)
Net realized gain (loss)	2,417,382	1,573,043
Net change in unrealized appreciation (depreciation)	284,888	2,544,816
Net Increase (Decrease) in Net Assets Resulting from Operations	2,588,058	3,998,104
Capital Share Transactions (1):
Shares issued	5,059,585	2,491,640
Shares redeemed	(11,303,265)	(7,931,156)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,243,680)	(5,439,516)
Total Increase (Decrease)	(3,655,622)	(1,441,412)
Net Assets:
Beginning of period	46,508,531	47,949,943
End of period	$42,852,909	$46,508,531
(1) Shares Issued and Redeemed:
Shares issued	285,876	152,574
Shares redeemed	(636,845)	(490,135)
	(350,969)	(337,561)
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MONEY MARKET FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.04	—(a)	—(a)	—(a)
Net realized and unrealized gain (loss) on investment transactions	—	(0.00)	—	—	—
Total from investment operations	0.05	0.04	—	—	—
Less distributions:
Net investment income	(0.05)	(0.04)	—(a)	—(a)	—(a)
Total distributions	(0.05)	(0.04)	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	4.67%	4.50%	0.25%	0.01%	0.24%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$140,269	$149,972	$165,323	$162,202	$160,467
Ratio of net expenses to average net assets[3]	0.58%	0.57%	1.34%	0.03%	0.28%
Ratio of total expenses to average net assets[4]	0.58%	0.57%	0.57%	0.57%	0.58%
Ratio of net investment income (loss) to average net assets	4.56%	4.40%	0.25%	0.01%	0.21%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(a)	Less than one penny per share.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LIMITED MATURITY BOND FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.67	$ 12.78	$ 13.38	$ 13.33	$ 12.86
Income (loss) from investment operations:
Net investment income (loss)[1]	0.57	0.51	0.13	0.20	0.24
Net realized and unrealized gain (loss) on investment transactions	0.20	0.38	(0.73)	(0.15)	0.23
Total from investment operations	0.77	0.89	(0.60)	0.05	0.47
Net asset value, end of period	$14.44	$13.67	$12.78	$13.38	$13.33
Total return[2]	5.63%	6.96%	(4.49%)	0.38%	3.65%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$73,885	$185,907	$223,724	$259,984	$254,878
Ratio of total expenses to average net assets	0.72%	0.71%	0.70%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets	4.07%	3.84%	1.03%	1.46%	1.86%
Portfolio turnover rate	49%	27%	38%	73%	99%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

QUALITY BOND FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.90	$ 14.89	$ 17.24	$ 17.36	$ 16.01
Income (loss) from investment operations:
Net investment income (loss)[1]	0.64	0.61	0.41	0.34	0.35
Net realized and unrealized gain (loss) on investment transactions	(0.26)	0.40	(2.76)	(0.46)	1.00
Total from investment operations	0.38	1.01	(2.35)	(0.12)	1.35
Net asset value, end of period	$16.28	$15.90	$14.89	$17.24	$17.36
Total return[2]	2.39%	6.78%	(13.63%)	(0.69%)	8.43%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$363,116	$393,257	$354,590	$472,066	$484,474
Ratio of total expenses to average net assets	0.68%	0.68%	0.68%	0.66%	0.67%
Ratio of net investment income (loss) to average net assets	3.97%	3.99%	2.64%	2.00%	2.11%
Portfolio turnover rate	41%	52%	38%	59%	75%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

HIGH YIELD BOND FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.55	$ 15.78	$ 16.84	$ 16.02	$ 14.90
Income (loss) from investment operations:
Net investment income (loss)[1]	1.12	0.96	0.76	0.68	0.71
Net realized and unrealized gain (loss) on investment transactions	0.26	0.81	(1.82)	0.14	0.41
Total from investment operations	1.38	1.77	(1.06)	0.82	1.12
Net asset value, end of period	$18.93	$17.55	$15.78	$16.84	$16.02
Total return[2]	7.86%	11.22%	(6.30%)	5.12%	7.52%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$125,872	$130,005	$140,603	$169,431	$167,391
Ratio of total expenses to average net assets	0.73%	0.73%	0.73%	0.71%	0.72%
Ratio of net investment income (loss) to average net assets	6.14%	5.82%	4.75%	4.15%	4.73%
Portfolio turnover rate	91%	78%	84%	94%	128%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

FLEXIBLY MANAGED FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$95.04	$ 80.16	$ 91.22	$ 77.12	$ 65.45
Income (loss) from investment operations:
Net investment income (loss)[1]	2.11	1.90	1.08	0.68	0.72
Net realized and unrealized gain (loss) on investment transactions	9.73	12.98	(12.14)	13.42	10.95
Total from investment operations	11.84	14.88	(11.06)	14.10	11.67
Net asset value, end of period	$106.88	$95.04	$80.16	$91.22	$77.12
Total return[2]	12.46%	18.56%	(12.12%)	18.29%	17.83%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$5,155,480	$5,125,680	$4,596,816	$5,487,665	$4,886,355
Ratio of total expenses to average net assets	0.87%	0.88%	0.88%	0.87%	0.88%
Ratio of net investment income (loss) to average net assets	2.07%	2.17%	1.30%	0.80%	1.07%
Portfolio turnover rate	85%	69%	87%	51%	88%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

BALANCED FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$31.04	$ 26.34	$ 31.57	$ 27.27	$ 23.76
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.06)	(0.05)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	4.78	4.75	(5.17)	4.36	3.56
Total from investment operations	4.72	4.70	(5.23)	4.30	3.51
Net asset value, end of period	$35.76	$31.04	$26.34	$31.57	$27.27
Total return[2]	15.20%	17.84%	(16.57%)	15.77%	14.77%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$79,205	$76,410	$70,323	$92,753	$84,348
Ratio of total expenses to average net assets[3]	0.20%	0.20%	0.22%	0.19%	0.20%
Ratio of net investment income (loss) to average net assets	(0.18%)	(0.18%)	(0.21%)	(0.19%)	(0.20%)
Portfolio turnover rate	9%	6%	5%	11%	15%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE GROWTH STOCK FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$74.05	$ 50.27	$ 83.11	$ 71.38	$ 52.10
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.39)	(0.25)	(0.33)	(0.48)	(0.29)
Net realized and unrealized gain (loss) on investment transactions	21.98	24.03	(32.51)	12.21	19.57
Total from investment operations	21.59	23.78	(32.84)	11.73	19.28
Net asset value, end of period	$95.64	$74.05	$50.27	$83.11	$71.38
Total return[2]	29.15%	47.31%	(39.52%)	16.44%	37.01%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$363,039	$312,171	$235,846	$428,687	$405,787
Ratio of total expenses to average net assets	0.93%	0.95%	0.97%	0.93%	0.95%
Ratio of net investment income (loss) to average net assets	(0.45%)	(0.40%)	(0.55%)	(0.61%)	(0.50%)
Portfolio turnover rate	34%	35%	29%	24%	35%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CAP GROWTH FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.49	$ 31.08	$ 38.46	$ 30.56	$ 25.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.08	0.05	0.02	0.05
Net realized and unrealized gain (loss) on investment transactions	6.14	7.33	(7.43)	7.88	5.49
Total from investment operations	6.19	7.41	(7.38)	7.90	5.54
Net asset value, end of period	$44.68	$38.49	$31.08	$38.46	$30.56
Total return[2]	16.08%	23.84%	(19.19%)	25.85%	22.14%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$70,546	$67,625	$62,655	$79,016	$68,536
Ratio of net expenses to average net assets[3]	0.87%	0.88%	0.89%	0.85%	0.88%
Ratio of total expenses to average net assets[4]	0.87%	0.89%	0.89%	0.85%	0.88%
Ratio of net investment income (loss) to average net assets	0.12%	0.22%	0.17%	0.05%	0.19%
Portfolio turnover rate	21%	21%	32%	16%	34%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CORE GROWTH FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.27	$ 22.36	$ 48.08	$ 50.05	$ 28.52
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.07)	(0.08)	(0.19)	(0.37)	(0.22)
Net realized and unrealized gain (loss) on investment transactions	7.02	7.99	(25.53)	(1.60)	21.75
Total from investment operations	6.95	7.91	(25.72)	(1.97)	21.53
Net asset value, end of period	$37.22	$30.27	$22.36	$48.08	$50.05
Total return[2]	22.96%	35.38%	(53.49%)	(3.94%)	75.49%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$134,737	$116,826	$93,465	$205,479	$222,028
Ratio of total expenses to average net assets	0.85%	0.87%	0.88%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets	(0.21%)	(0.29%)	(0.67%)	(0.72%)	(0.60%)
Portfolio turnover rate	13%	109%	50%	68%	74%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CAP VALUE FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$45.32	$ 40.58	$ 42.38	$ 33.14	$ 32.39
Income (loss) from investment operations:
Net investment income (loss)[1]	0.48	0.54	0.49	0.31	0.35
Net realized and unrealized gain (loss) on investment transactions	5.21	4.20	(2.29)	8.93	0.40
Total from investment operations	5.69	4.74	(1.80)	9.24	0.75
Net asset value, end of period	$51.01	$45.32	$40.58	$42.38	$33.14
Total return[2]	12.55%	11.68%	(4.25%)	27.88%	2.32%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$164,632	$166,334	$165,481	$202,596	$177,811
Ratio of total expenses to average net assets	0.93%	0.94%	0.93%	0.91%	0.92%
Ratio of net investment income (loss) to average net assets	0.96%	1.29%	1.21%	0.80%	1.20%
Portfolio turnover rate	53%	68%	64%	49%	56%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

LARGE CORE VALUE FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.24	$ 27.92	$ 28.85	$ 23.18	$ 22.58
Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	0.32	0.28	0.32	0.31
Net realized and unrealized gain (loss) on investment transactions	3.17	2.00	(1.21)	5.35	0.29
Total from investment operations	3.49	2.32	(0.93)	5.67	0.60
Net asset value, end of period	$33.73	$30.24	$27.92	$28.85	$23.18
Total return[2]	11.54%	8.31%	(3.22%)	24.46%	2.66%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$126,398	$135,883	$161,065	$189,136	$178,959
Ratio of total expenses to average net assets	0.92%	0.94%	0.93%	0.92%	0.91%
Ratio of net investment income (loss) to average net assets	0.99%	1.12%	1.02%	1.22%	1.52%
Portfolio turnover rate	50%	50%	50%	57%	80%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

INDEX 500 FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$42.63	$ 33.87	$ 41.45	$ 32.31	$ 27.30
Income (loss) from investment operations:
Net investment income (loss)[1]	0.50	0.49	0.45	0.38	0.39
Net realized and unrealized gain (loss) on investment transactions	9.99	8.27	(8.03)	8.76	4.62
Total from investment operations	10.49	8.76	(7.58)	9.14	5.01
Net asset value, end of period	$53.12	$42.63	$33.87	$41.45	$32.31
Total return[2]	24.61%	25.87%	(18.29%)	28.29%	18.35%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$852,442	$728,673	$622,068	$698,722	$595,933
Ratio of total expenses to average net assets	0.34%	0.35%	0.35%	0.34%	0.36%
Ratio of net investment income (loss) to average net assets	1.03%	1.30%	1.26%	1.03%	1.44%
Portfolio turnover rate	5%	4%	4%	3%	19%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MID CAP GROWTH FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.02	$ 31.71	$ 45.74	$ 39.21	$ 26.23
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.18)	(0.15)	(0.17)	(0.28)	(0.11)
Net realized and unrealized gain (loss) on investment transactions	1.02	6.46	(13.86)	6.81	13.09
Total from investment operations	0.84	6.31	(14.03)	6.53	12.98
Net asset value, end of period	$38.86	$38.02	$31.71	$45.74	$39.21
Total return[2]	2.21%	19.90%	(30.67%)	16.66%	49.48%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$134,486	$148,173	$134,832	$210,047	$196,992
Ratio of total expenses to average net assets	0.97%	0.98%	0.98%	0.98%	0.95%
Ratio of net investment income (loss) to average net assets	(0.46%)	(0.42%)	(0.50%)	(0.64%)	(0.38%)
Portfolio turnover rate	39%	30%	29%	25%	26%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MID CAP VALUE FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$29.08	$ 26.11	$ 27.67	$ 23.20	$ 26.45
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.28	0.25	0.14	0.23
Net realized and unrealized gain (loss) on investment transactions	3.57	2.69	(1.81)	4.33	(3.48)
Total from investment operations	3.87	2.97	(1.56)	4.47	(3.25)
Net asset value, end of period	$32.95	$29.08	$26.11	$27.67	$23.20
Total return[2]	13.31%	11.38%	(5.64%)	19.27%	(12.29%)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$88,468	$90,911	$88,708	$104,076	$94,762
Ratio of net expenses to average net assets[3]	0.83%	0.83%	0.83%	0.82%	0.82%
Ratio of total expenses to average net assets[4]	0.83%	0.84%	0.84%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets	0.93%	1.04%	0.96%	0.54%	1.13%
Portfolio turnover rate	34%	46%	46%	59%	122%(a)

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(a)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2020 due to a change in the Fund’s sub-adviser and associated repositioning.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MID CORE VALUE FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.18	$ 33.21	$ 33.70	$ 27.37	$ 26.94
Income (loss) from investment operations:
Net investment income (loss)[1]	0.56	0.57	0.53	0.39	0.35
Net realized and unrealized gain (loss) on investment transactions	2.39	1.40	(1.02)	5.94	0.08
Total from investment operations	2.95	1.97	(0.49)	6.33	0.43
Net asset value, end of period	$38.13	$35.18	$33.21	$33.70	$27.37
Total return[2]	8.39%	5.93%	(1.45%)	23.13%	1.60%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$76,176	$81,193	$86,950	$94,537	$94,077
Ratio of total expenses to average net assets	1.04%	1.05%	1.04%	1.00%	1.04%
Ratio of net investment income (loss) to average net assets	1.51%	1.71%	1.61%	1.25%	1.46%
Portfolio turnover rate	54%	44%	74%	51%	75%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMID CAP GROWTH FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$46.00	$ 40.36	$ 56.43	$ 52.38	$ 34.39
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.29)	(0.19)	(0.24)	(0.43)	(0.25)
Net realized and unrealized gain (loss) on investment transactions	5.90	5.83	(15.83)	4.48	18.24
Total from investment operations	5.61	5.64	(16.07)	4.05	17.99
Net asset value, end of period	$51.61	$46.00	$40.36	$56.43	$52.38
Total return[2]	12.20%	13.97%	(28.48%)	7.73%	52.31%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$74,059	$72,193	$70,381	$103,780	$96,010
Ratio of total expenses to average net assets	1.05%	1.05%	1.05%	1.02%	1.05%
Ratio of net investment income (loss) to average net assets	(0.57%)	(0.45%)	(0.56%)	(0.77%)	(0.65%)
Portfolio turnover rate	84%	70%	70%	65%	97%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMID CAP VALUE FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.25	$ 32.79	$ 39.02	$ 28.78	$ 28.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.18	0.20	0.22	0.18
Net realized and unrealized gain (loss) on investment transactions	3.49	5.28	(6.43)	10.02	0.23
Total from investment operations	3.65	5.46	(6.23)	10.24	0.41
Net asset value, end of period	$41.90	$38.25	$32.79	$39.02	$28.78
Total return[2]	9.54%	16.65%	(15.97%)	35.58%	1.45%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$50,480	$51,158	$54,653	$71,810	$57,672
Ratio of total expenses to average net assets	1.18%	1.19%	1.18%	1.15%	1.17%
Ratio of net investment income (loss) to average net assets	0.40%	0.52%	0.58%	0.61%	0.77%
Portfolio turnover rate	55%	49%	42%	53%	55%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMALL CAP GROWTH FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$61.22	$ 51.60	$ 68.11	$ 62.66	$ 47.45
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.29)	(0.23)	(0.23)	(0.41)	(0.28)
Net realized and unrealized gain (loss) on investment transactions	8.17	9.85	(16.28)	5.86	15.49
Total from investment operations	7.88	9.62	(16.51)	5.45	15.21
Net asset value, end of period	$69.10	$61.22	$51.60	$68.11	$62.66
Total return[2]	12.88%	18.64%	(24.24%)	8.70%	32.06%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$101,006	$102,931	$96,426	$140,210	$142,595
Ratio of net expenses to average net assets	1.01%	1.03%	1.02%	0.99%	1.01%
Ratio of total expenses to average net assets	1.01%	1.03%	1.02%	0.99%	1.01%
Ratio of net investment income (loss) to average net assets	(0.45%)	(0.41%)	(0.42%)	(0.61%)	(0.60%)
Portfolio turnover rate	18%	22%	13%	19%	28%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMALL CAP VALUE FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$48.42	$ 43.46	$ 50.97	$ 40.24	$ 39.32
Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	0.32	0.29	0.10	0.19
Net realized and unrealized gain (loss) on investment transactions	3.48	4.64	(7.80)	10.63	0.73
Total from investment operations	3.79	4.96	(7.51)	10.73	0.92
Net asset value, end of period	$52.21	$48.42	$43.46	$50.97	$40.24
Total return[2]	7.83%	11.41%	(14.74%)	26.67%	2.34%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$147,805	$157,939	$154,683	$199,173	$179,912
Ratio of net expenses to average net assets[3]	1.00%	1.02%	1.01%	0.98%	1.02%
Ratio of total expenses to average net assets[4]	1.01%	1.03%	1.01%	0.98%	1.02%
Ratio of net investment income (loss) to average net assets	0.63%	0.74%	0.64%	0.21%	0.58%
Portfolio turnover rate	84%	56%	57%	67%	84%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

SMALL CAP INDEX FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$31.58	$ 27.17	$ 34.42	$ 30.10	$ 25.22
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.23	0.18	0.10	0.10
Net realized and unrealized gain (loss) on investment transactions	3.22	4.18	(7.43)	4.22	4.78
Total from investment operations	3.40	4.41	(7.25)	4.32	4.88
Net asset value, end of period	$34.98	$31.58	$27.17	$34.42	$30.10
Total return[2]	10.77%	16.23%	(21.06%)	14.35%	19.35%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$84,853	$84,722	$80,151	$98,827	$75,852
Ratio of net expenses to average net assets[3]	0.71%	0.71%	0.70%	0.70%	0.74%
Ratio of total expenses to average net assets[4]	0.71%	0.71%	0.70%	0.70%	0.75%
Ratio of net investment income (loss) to average net assets	0.54%	0.81%	0.62%	0.30%	0.43%
Portfolio turnover rate	17%	14%	18%	31%	27%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

DEVELOPED INTERNATIONAL INDEX FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.49	$ 14.92	$ 17.62	$ 15.94	$ 14.79
Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.33	0.34	0.28	0.19
Net realized and unrealized gain (loss) on investment transactions	0.10	2.24	(3.04)	1.40	0.96
Total from investment operations	0.45	2.57	(2.70)	1.68	1.15
Net asset value, end of period	$17.94	$17.49	$14.92	$17.62	$15.94
Total return[2]	2.57%	17.23%	(15.32%)	10.54%	7.78%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$78,717	$88,287	$85,483	$114,158	$109,296
Ratio of net expenses to average net assets[3]	0.94%	0.93%	0.90%	0.85%	0.89%
Ratio of total expenses to average net assets[4]	0.94%	0.93%	0.90%	0.85%	0.89%
Ratio of net investment income (loss) to average net assets	1.93%	2.05%	2.25%	1.66%	1.39%
Portfolio turnover rate	2%	3%	3%	3%	5%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.
[4]	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

INTERNATIONAL EQUITY FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$39.46	$ 34.24	$ 43.79	$ 39.02	$ 33.95
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.07	(0.01)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.16	5.15	(9.54)	4.81	5.12
Total from investment operations	2.28	5.22	(9.55)	4.77	5.07
Net asset value, end of period	$41.74	$39.46	$34.24	$43.79	$39.02
Total return[2]	5.78%	15.25%	(21.81%)	12.23%	14.93%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$231,499	$251,066	$258,905	$353,005	$336,274
Ratio of total expenses to average net assets	1.07%	1.08%	1.07%	1.03%	1.06%
Ratio of net investment income (loss) to average net assets	0.30%	0.19%	(0.02%)	(0.10%)	(0.14%)
Portfolio turnover rate	152%	95%	52%	76%	75%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

EMERGING MARKETS EQUITY FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.97	$ 10.79	$ 14.08	$ 14.93	$ 13.52
Income (loss) from investment operations:
Net investment income (loss)[1]	0.06	0.05	0.07	0.01	(0.02)
Net realized and unrealized gain (loss) on investment transactions	(0.47)	0.13	(3.36)	(0.86)	1.43
Total from investment operations	(0.41)	0.18	(3.29)	(0.85)	1.41
Net asset value, end of period	$10.56	$10.97	$10.79	$14.08	$14.93
Total return[2]	(3.74%)	1.67%	(23.37%)	(5.69%)	10.43%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$71,351	$85,102	$94,075	$130,637	$145,335
Ratio of total expenses to average net assets	1.34%	1.33%	1.33%	1.25%	1.32%
Ratio of net investment income (loss) to average net assets	0.55%	0.50%	0.55%	0.07%	(0.19%)
Portfolio turnover rate	72%	47%	64%	68%	121%(a)

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
(a)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2020 due to a change in the Fund’s sub-adviser and associated repositioning.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

REAL ESTATE SECURITIES FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$31.40	$ 28.09	$ 37.63	$ 26.37	$ 27.25
Income (loss) from investment operations:
Net investment income (loss)[1]	0.64	0.66	0.52	0.28	0.39
Net realized and unrealized gain (loss) on investment transactions	1.37	2.65	(10.06)	10.98	(1.27)
Total from investment operations	2.01	3.31	(9.54)	11.26	(0.88)
Net asset value, end of period	$33.41	$31.40	$28.09	$37.63	$26.37
Total return[2]	6.40%	11.78%	(25.35%)	42.70%	(3.23%)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$103,013	$113,445	$99,505	$140,061	$121,063
Ratio of total expenses to average net assets	0.97%	0.97%	0.97%	0.95%	0.97%
Ratio of net investment income (loss) to average net assets	1.96%	2.30%	1.63%	0.89%	1.59%
Portfolio turnover rate	29%	34%	27%	34%	64%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

AGGRESSIVE ALLOCATION FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.55	$ 23.01	$ 27.23	$ 23.39	$ 21.41
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.09)	(0.07)	(0.08)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investment transactions	3.30	3.61	(4.14)	3.92	2.05
Total from investment operations	3.21	3.54	(4.22)	3.84	1.98
Net asset value, end of period	$29.76	$26.55	$23.01	$27.23	$23.39
Total return[2]	12.09%	15.38%	(15.50%)	16.42%	9.25%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$57,183	$60,368	$55,617	$70,657	$70,074
Ratio of total expenses to average net assets[3]	0.34%	0.34%	0.34%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets	(0.31%)	(0.30%)	(0.33%)	(0.33%)	(0.33%)
Portfolio turnover rate	12%	18%	17%	18%	17%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MODERATELY AGGRESSIVE ALLOCATION FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.25	$ 23.81	$ 27.84	$ 24.14	$ 22.06
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.08)	(0.07)	(0.07)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	3.09	3.51	(3.96)	3.78	2.14
Total from investment operations	3.01	3.44	(4.03)	3.70	2.08
Net asset value, end of period	$30.26	$27.25	$23.81	$27.84	$24.14
Total return[2]	11.05%	14.45%	(14.47%)	15.33%	9.43%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$198,019	$204,752	$192,855	$246,473	$227,084
Ratio of total expenses to average net assets[3]	0.30%	0.30%	0.30%	0.29%	0.30%
Ratio of net investment income (loss) to average net assets	(0.28%)	(0.28%)	(0.30%)	(0.29%)	(0.30%)
Portfolio turnover rate	14%	18%	15%	12%	17%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MODERATE ALLOCATION FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.22	$ 20.59	$ 23.89	$ 21.46	$ 19.55
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.07)	(0.06)	(0.06)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	2.19	2.69	(3.24)	2.50	1.97
Total from investment operations	2.12	2.63	(3.30)	2.43	1.91
Net asset value, end of period	$25.34	$23.22	$20.59	$23.89	$21.46
Total return[2]	9.13%	12.77%	(13.81%)	11.32%	9.77%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$199,124	$213,816	$220,593	$288,061	$285,910
Ratio of total expenses to average net assets[3]	0.30%	0.30%	0.30%	0.29%	0.30%
Ratio of net investment income (loss) to average net assets	(0.27%)	(0.28%)	(0.30%)	(0.29%)	(0.30%)
Portfolio turnover rate	14%	15%	11%	12%	17%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

MODERATELY CONSERVATIVE ALLOCATION FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.26	$ 18.30	$ 20.62	$ 18.99	$ 17.58
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.06)	(0.05)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.55	2.01	(2.26)	1.69	1.46
Total from investment operations	1.49	1.96	(2.32)	1.63	1.41
Net asset value, end of period	$21.75	$20.26	$18.30	$20.62	$18.99
Total return[2]	7.35%	10.71%	(11.25%)	8.58%	8.02%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$75,763	$78,953	$81,079	$99,775	$94,485
Ratio of total expenses to average net assets[3]	0.32%	0.32%	0.32%	0.31%	0.32%
Ratio of net investment income (loss) to average net assets	(0.27%)	(0.28%)	(0.31%)	(0.31%)	(0.31%)
Portfolio turnover rate	25%	16%	16%	20%	23%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Financial Highlights

CONSERVATIVE ALLOCATION FUND
For a share outstanding throughout each period
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.05	$ 15.64	$ 17.35	$ 16.60	$ 15.51
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.04)	(0.04)	(0.05)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.02	1.45	(1.66)	0.81	1.14
Total from investment operations	0.98	1.41	(1.71)	0.75	1.09
Net asset value, end of period	$18.03	$17.05	$15.64	$17.35	$16.60
Total return[2]	5.75%	9.02%	(9.86%)	4.52%	7.03%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$42,853	$46,509	$47,950	$59,188	$61,854
Ratio of total expenses to average net assets[3]	0.35%	0.35%	0.35%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets	(0.25%)	(0.26%)	(0.33%)	(0.33%)	(0.33%)
Portfolio turnover rate	34%	15%	12%	23%	30%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.
[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

1 —  Organization
Penn Series Funds, Inc. (“Penn Series”) was incorporated in Maryland on April 22, 1982. Penn Series is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified management investment company. Penn Series is open only to purchasers of The Penn Mutual Life Insurance Company (“Penn Mutual”) and The Penn Insurance and Annuity Company insurance contracts and certain of Penn Mutual’s employee benefit plans.
Penn Series is presently offering shares in its Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds (each a “Fund” and collectively, the “Funds”). Penn Series also has the authority to issue shares in three additional funds, each of which would have their own investment objective and policies.
Fund of Funds (“FOFs”) – Each Penn Series FOF seeks to achieve its investment objective by investing in other Penn Series Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. Each of the following is a Penn Series FOFs: Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds.
2 —  Significant Accounting Policies
The following significant accounting policies are followed by Penn Series in the preparation of its financial statements. The preparation of financial statements in accordance with the accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material. The Funds are investment companies and follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 946.
Security Valuation:
Effective September 8, 2022, in conjunction with and pursuant to the requirements of the 1940 Act and Rule 2a-5 (the “Rule”), the Board of the Penn Series Funds, Inc. (“Board”) has designated Penn Mutual Asset Management LLC (“PMAM” or the “Adviser”) as the Valuation Designee for the Funds. As Valuation Designee, PMAM has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable.  PMAM has adopted policies and procedures related to the Rule, and established a Valuation Committee for Registered Investment Companies to oversee valuation practices including fair valuation of all Fund investments.
Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.
Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities valued according to these valuation methods are categorized as Level 1 in the fair value hierarchy described below. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing valuation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these valuation methods are generally categorized as Level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the valuation date.
Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded. Although derivatives may be subject to netting provisions, as discussed further in Note 7, derivatives held are valued at their gross amounts.
Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval”, which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.
The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.
Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds’ investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:
•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Level 3 items at December 31, 2024 consist of equities in the High Yield Bond Fund, Flexibly Managed Fund, Large Growth Stock Fund and Small Cap Index Fund, respectively which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases (decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue. For certain loan agreements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate the portion of realized and unrealized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices of all securities. Such fluctuations are included with net realized and unrealized gain or loss from investments.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
Loan Agreements — Certain Funds may invest in loan agreements, also known as bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans may involve multiple loans with the same borrower under a single credit agreement (each loan, a tranche), and each tranche may have different terms and associated risks. A bank or other financial institution typically acts as the agent and administers a bank loan in accordance with the associated credit agreement. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may buy and sell bank loans in the form of either loan assignments or loan participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer. Although loan assignments continue to be administered by the agent, the buyer acquires direct rights against the borrower. In many cases, a loan assignment requires the consent of both the borrower and the agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments that the seller is entitled to receive from the borrower; however, the seller continues to hold legal title to the loan. As a result, with loan participations, the buyer generally has no right to enforce compliance with terms of the credit agreement against the borrower, and the buyer is subject to the credit risk of both the borrower and the seller. Bank loans often have extended settlement periods, during which the Fund is subject to nonperformance by the counterparty.
Security Transactions, Investment Income and Expenses — Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on debt and fixed income securities are accreted and amortized using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The cost of investment securities sold is determined by using the specific identification method for both financial reporting and income tax purposes. Expenses directly attributable to a Fund are directly charged. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds of the FOFs. Other expenses attributable to the Funds are allocated in accordance with methodologies, which are reviewed with the Board of Directors no less than annually.
Dividends to Shareholders — Except for the Money Market Fund, all or a portion of each Fund’s undistributed net investment income and accumulated net realized gain on investment and foreign exchange transactions, if any, at December 31, 2024 were deemed distributed as consent dividends to each respective Fund’s shareholders in place of regular distributions. As consent dividends, shareholders of each Fund agree to treat their share of undistributed net investment income and accumulated net realized gain on investment and foreign exchange transactions, if any, at December 31, 2024, respectively, as dividend income and net capital gains for tax purposes. In the case of the Money Market Fund, dividends paid from undistributed net investment income and accumulated net realized gain on investments are declared daily and paid monthly.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from net investment income and net realized capital gains recorded in accordance with accounting principles generally accepted in the United States. To the extent that these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. Distributions from net realized gains may involve short-term capital gains, which are included as ordinary income for tax purposes.
The character of distributions received from Real Estate Investment Trusts (“REITs”) held by a Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from the underlying REITs based on historical data provided by the REITs.
Foreign Capital Gains Taxes— The International Equity Fund and Emerging Markets Equity Fund accrue capital gains tax on unrealized and realized gains for certain securities of issuers domiciled in India. At December 31, 2024, Emerging Markets Equity Fund had accrued capital gains taxes of $134,849, which is reflected in the Statement of Assets and Liabilities. For the year ended December 31, 2024, the International Equity Fund and Emerging Markets Equity Fund had realized capital gains tax expense of $181,538 and $349,289, respectively, which is reflected in the Net realized gain (loss) on Investments line item in the Statement of Operations.
3 — Investment Advisory and Other Corporate Services
Investment Advisory Services
PMAM serves as investment adviser to each series of Penn Series. With the exception of the Money Market, Limited Maturity, Quality Bond, High Yield Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds, PMAM has entered into sub-advisory agreements to provide investment management services to each of the Funds.
Each of the Funds pay PMAM, on a monthly basis, an advisory fee accrued daily based on the average daily net assets of the Fund, at the following rates pursuant to the investment advisory agreements:
Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Money Market Fund	None	0.33% of the first $200,000,000; 0.31% of the next $150,000,000; 0.29% of the next $150,000,000; 0.27% over $500,000,000.
Limited Maturity Bond Fund	None	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
Quality Bond Fund	None	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
High Yield Bond Fund	None	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Flexibly Managed Fund	T. Rowe Price Associates, Inc.	0.72% of the first $500,000,000; 0.70% of the next $2,000,000,000; 0.68% of the next $1,500,000,000; 0.65% of the next $1,000,000,000; 0.62% over $5,000,000,000.
Balanced Fund	None	None
Large Growth Stock Fund	T. Rowe Price Associates, Inc.	0.69% of the first $250,000,000; 0.65% of the next $250,000,000; 0.62% over $500,000,000.
Large Cap Growth Fund[1]	Massachusetts Financial Services Company	0.53%
Large Core Growth Fund	Delaware Investments Fund Advisers	0.58%
Large Cap Value Fund	AllianceBernstein, LP	0.67% of the first $150,000,000; 0.65% over $150,000,000.
Large Core Value Fund[2]	Eaton Vance Management	0.64% of the first $150,000,000; 0.62% of the next $250,000,000; 0.60% over $400,000,000.
Index 500 Fund	SSgA Fund Management, Inc.	0.14% of the first $150,000,000; 0.13% of the next $150,000,000; 0.12% over $300,000,000.
Mid Cap Growth Fund[3]	Delaware Investments Fund Advisers	0.68%
Mid Cap Value Fund[4]	Janus Henderson Investors US LLC	0.54% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next $250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000; 0.425% over $1,500,000,000.
Mid Core Value Fund[5]	American Century Investment Management, Inc.	0.68%
SMID Cap Growth Fund[6]	Goldman Sachs Asset Management, LP	0.73%
SMID Cap Value Fund[7]	AllianceBernstein, LP	0.80%
Small Cap Growth Fund[8]	Janus Henderson Investors US LLC	0.75% of the first $25,000,000; 0.70% of the next $25,000,000; 0.65% over $50,000,000.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Small Cap Value Fund[9]	Goldman Sachs Asset Management, LP	0.71% of the first $50,000,000; 0.68% of the next $50,000,000; 0.66% over $100,000,000.
Small Cap Index Fund	SSgA Fund Management, Inc.	0.30%
Developed International Index Fund	SSgA Fund Management, Inc.	0.30%
International Equity Fund[10]	Vontobel Asset Management, Inc.	0.81% of the first $200,000,000; 0.61% over $200,000,000.
Emerging Markets Equity Fund[11]	Vontobel Asset Management, Inc.	0.83%
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.	0.70%
Aggressive Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Aggressive Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderate Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Conservative Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Conservative Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
1
Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets.
2
Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.67% of the Fund’s average daily net assets up to $150 million, 0.65% of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million.
3
Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.70% of the Fund’s average daily net assets.
4
Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

0.55% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily net assets over $1.5 billion.
5
Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.69% of the Fund’s average daily net assets.
6
Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets.
7
Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.84% of the Fund’s average daily net assets.
8
Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets up to $25 million, 0.75% of the Fund’s average daily net assets on the next $25 million, and 0.70% of the Fund’s average daily net assets over $50 million.
9
Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $50 million, 0.725% of the Fund’s average daily net assets on the next $50 million, and 0.70% of the Fund’s average daily net assets over $100 million.
10
Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.83% of the Fund’s average daily net assets up to $227 million, and 0.63% of the Fund’s average daily net assets over $227 million.
11
Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.87% of the Fund’s average daily net assets.
For providing investment management services to the Funds, PMAM pays each sub-adviser, on a monthly basis, a subadvisory fee.
Administrative and Corporate, Co-Administrative and Shareholder Services
Each of the Funds pays Penn Mutual, on a quarterly basis, 0.01% of the Fund’s average daily net assets under a revised administrative and corporate services agreement and 0.09% under a shareholder servicing agreement. Each of the Funds pays PMAM, on a quarterly basis, 0.02% of the Fund’s average daily assets under a co-administrative agreement. These fees are accrued daily.
Fund Administration and Accounting Services
Under a fund administration and accounting agreement, BNY Mellon Investment Servicing (US), Inc. (“BNY Mellon”) serves as accounting agent for Penn Series. Each of the Funds, except the FOFs, International Equity Fund, Emerging Markets Equity Fund and Developed International Index Fund, pays BNY Mellon, on a monthly basis, an annual fee accrued daily based on the average daily net assets of the Fund equal to 0.070% for the first $100 million, 0.050% for the next $200 million, 0.030% for the next $300 million and 0.020% thereafter. With the exception of the FOFs, International Equity Fund, Emerging Markets Equity Fund, Developed International Index Fund and Money Market Fund, the minimum annual fee each Fund must pay is $27,500. The annual accounting fee for each of the FOFs is an asset-based fee of 0.010% of FOF’s average daily net assets, exclusive of out-of-pocket expenses. Each FOF’s minimum annual fee is $12,000. The minimum annual fee is $48,000 for each of the International Equity Fund, Emerging Markets Equity Fund and Developed International Index Fund. The Money Market Fund pays no minimum annual fee. Each of the International Equity, Emerging Markets Equity and Developed International Index Funds pays BNY Mellon, on a monthly basis, an annual 0.080% for the first $100 million, 0.060% for the next $300 million, 0.040% for the next $200 million, and 0.030% thereafter. In addition, each of the Funds pays BNY Mellon approximately 0.010% of the Fund’s average daily net assets for tax and regulatory administration services.
Transfer Agent Services
Under a transfer agency agreement, BNY Mellon serves as transfer agent for Penn Series.
Custodial Services
The Bank of New York Mellon, Inc., serves as custodian for Penn Series. In addition to transaction charges and out-of-pocket expenses, each of the Funds pay The Bank of New York Mellon, Inc., on a monthly basis, an annual custody

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

fee of 0.007% for U.S. securities. The Bank of New York Mellon, Inc. serves as foreign custodian for Penn Series. There is a separate custody fee schedule for foreign securities.
Expenses and Limitations Thereon
Each Fund bears all expenses of its operations other than those incurred by PMAM and, if applicable its sub-adviser under its respective investment advisory agreement and those incurred by Penn Mutual under its administrative and corporate services agreement. PMAM and Penn Mutual have agreed to waive fees or reimburse expenses to the extent the Fund’s total expense ratio (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, acquired fund fees and expenses, service fees, interest, taxes, brokerage commissions, other capitalized expenses and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of a Fund’s business, but including investment advisory and administrative and corporate services fees) exceeds the applicable expense limitation for the Fund. The expense limitations for the Funds are as follows:
Fund	Expense Limitation
Money Market Fund	0.64%
Limited Maturity Bond Fund	0.74%
Quality Bond Fund	0.73%
High Yield Bond Fund	0.92%
Flexibly Managed Fund	0.94%
Balanced Fund	0.79%
Large Growth Stock Fund	1.02%
Large Cap Growth Fund	0.89%
Large Core Growth Fund	0.90%
Large Cap Value Fund	0.96%
Large Core Value Fund	0.96%
Index 500 Fund	0.42%
Mid Cap Growth Fund	1.00%
Mid Cap Value Fund	0.83%
Mid Core Value Fund	1.11%
SMID Cap Growth Fund	1.07%
Fund	Expense Limitation
SMID Cap Value Fund	1.26%
Small Cap Growth Fund	1.13%
Small Cap Value Fund	1.02%
Small Cap Index Fund	0.74%
Developed International Index Fund	0.94%
International Equity Fund	1.20%
Emerging Markets Equity Fund	1.78%
Real Estate Securities Fund	1.02%
Aggressive Allocation Fund*	0.40%
Moderately Aggressive Allocation Fund*	0.34%
Moderate Allocation Fund*	0.34%
Moderately Conservative Allocation Fund*	0.35%
Conservative Allocation Fund*	0.38%

*	For FOFs, with the exception of the Balanced Fund, the operating expense limit applies only at the Fund level and does not limit the fees indirectly incurred by the FOFs through their investments in the Underlying Funds.
Effective September 10, 2009, Penn Series, on behalf of its Money Market Fund, PMAM, and Penn Mutual, entered into an agreement whereby PMAM and Penn Mutual may temporarily and voluntarily waive fees and/or reimburse expenses in excess of their current fee waiver and expense reimbursement commitments in an effort to maintain a minimum net distribution yield for the Money Market Fund. Under the agreement, PMAM and Penn Mutual may, subject to certain minimum yield criteria, as well as a prospective three-year reimbursement period, recapture from the Money Market Fund any fees or expenses waived and/or reimbursed under this arrangement. These reimbursement payments by the Fund to PMAM and/or Penn Mutual are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the Fund’s future yield.
If, at the end of each month, there is no liability of PMAM and Penn Mutual to pay the Funds such excess amount, and if payments of the advisory fee or administrative and corporate services fee at the end of prior months during the preceding three fiscal years have been reduced in excess of that required to maintain expenses within the expense limitation, such excess reduction is eligible to be recaptured by PMAM and Penn Mutual and, if recaptured, would become payable by the Funds to PMAM and Penn Mutual along with the advisory fee or administrative and corporate services fee for that month, as applicable. Penn Mutual and/or PMAM’s election not to recapture the amount of any reduction and reimbursement to which it is entitled in no way impairs the rights of Penn Mutual and/or PMAM to subsequently recapture such amount, provided that such amount remains eligible for recapture and would not cause the Fund to exceed its expense limit for that fee payment period.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

As of December 31, 2024, the Mid Cap Value Fund and Developed International Index Fund had waived and/or reimbursed advisory fees that are subject to potential recapture by PMAM through the periods stated below. If not recaptured, the waived and/or reimbursed advisory fees will expire according to the table below:
	December 31, 2025	December 31, 2026	December 31, 2027	Total
Mid Cap Value Fund	$4,756	$6,541	$ 2,564	$ 13,861
Small Cap Value Fund	—	—	3,151	3,151
Developed International Index Fund	—	—	2,559	2,559
During the year ended December 31, 2024, previously waived advisory fees were recaptured by PMAM. The recaptured fees are shown as recaptured advisory fees on the statement of operations and are as follows:

Mid Cap Value Fund	$ 2,097
Small Cap Value Fund	16,141
Total fees of $596,000 were paid to Directors of Penn Series, who are not interested persons of Penn Series, for the year ended December 31, 2024. Directors who are also employees of PMAM or its affiliates and officers of the Company receive no compensation from the Company for their services.
4 — Related Party Transactions
Certain Funds affect trades for security purchase and sale transactions through brokers that are affiliates of the Adviser or the sub-advisers. Commissions paid on those trades from the Funds for the year ended December 31, 2024 were as follows:

SMID Cap Growth Fund	$ 4,453
Small Cap Value Fund	18,961
Cross trades for the year ended December 31, 2024, were executed by the Funds pursuant to procedures adopted by the Board of Directors designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board of Directors review such transactions for compliance with the procedures adopted by the Board of Directors. Pursuant to these procedures, for the year ended December 31, 2024, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net realized gain (loss) as follows:
	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Growth Fund	$ 52,211	$—	$—
A Summary of the FOF’s total long-term and short-term purchases and sales of the shares of the underlying Funds during the year ended December 31, 2024 were as follows:
Balanced Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/24	Number of Shares	Dividend Income
Affiliated Equity Funds — 59.4%
Penn Series Index 500 Fund*	$45,658,346	$1,694,866	$10,864,555	$8,121,460	$2,420,915	$47,031,032	885,373	$—
Affiliated Fixed Income Funds — 40.4%
Penn Series Quality Bond Fund*	30,376,859	5,406,660	4,515,952	506,060	256,550	32,030,177	1,967,456	—
	$76,035,205	$7,101,526	$15,380,507	$8,627,520	$2,677,465	$79,061,209		$—
*	Non-income producing security.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

Aggressive Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/24	Number of Shares	Dividend Income
Affiliated Equity Funds — 74.3%
Penn Series Flexibly Managed Fund*	$5,410,510	$143,419	$1,014,962	$344,978	$284,615	$5,168,560	48,359	$—
Penn Series Index 500 Fund*	14,352,595	1,503,975	3,810,974	1,779,399	1,536,809	15,361,804	289,191	—
Penn Series Large Cap Growth Fund*	596,851	18,087	135,588	67,973	21,384	568,707	12,728	—
Penn Series Large Cap Value Fund*	3,603,420	124,427	764,879	339,710	95,335	3,398,013	66,615	—
Penn Series Large Core Growth Fund*	—	2,422,527	462,365	38,433	280,093	2,278,688	61,222	—
Penn Series Large Core Value Fund*	3,011,529	30,244	1,103,025	476,732	(152,906)	2,262,574	67,079	—
Penn Series Large Growth Stock Fund*	597,868	35,426	223,580	118,447	39,472	567,633	5,935	—
Penn Series Mid Cap Growth Fund*	1,196,662	118,834	239,975	130,834	(102,408)	1,103,947	28,408	—
Penn Series Mid Cap Value Fund*	1,196,717	47,860	277,088	60,946	92,709	1,121,144	34,026	—
Penn Series Mid Core Value Fund*	2,991,025	272,169	667,716	191,751	58,406	2,845,635	74,630	—
Penn Series Real Estate Securities Fund*	2,984,514	514,444	910,324	317,768	(93,886)	2,812,516	84,182	—
Penn Series Small Cap Growth Fund*	1,205,523	30,359	262,422	112,820	35,524	1,121,804	16,234	—
Penn Series Small Cap Index Fund*	1,812,458	131,863	468,340	(30,570)	223,430	1,668,841	47,708	—
Penn Series SMID Cap Growth Fund*	1,202,973	95,420	331,765	158,002	(12,640)	1,111,990	21,546	—
Penn Series SMID Cap Value Fund*	1,198,151	78,657	277,775	102,204	12,015	1,113,252	26,569	—
Affiliated Fixed Income Funds — 7.1%
Penn Series Limited Maturity Bond Fund*	595,072	67,149	108,031	5,171	27,028	586,389	40,608	—
Penn Series Quality Bond Fund*	3,581,001	468,674	648,187	32,928	52,918	3,487,334	214,210	—
Affiliated International Equity Funds — 17.9%
Penn Series Developed International Index Fund*	5,461,045	300,241	3,107,920	821,309	(636,175)	2,838,500	158,222	—
Penn Series Emerging Markets Equity Fund*	3,018,239	244,212	922,165	(92,125)	675	2,248,836	212,958	—
Penn Series International Equity Fund*	5,980,870	336,413	1,547,342	460,890	(120,273)	5,110,558	122,438	—
	$59,997,023	$6,984,400	$17,284,423	$5,437,600	$1,642,125	$56,776,725		$—
*	Non-income producing security.
Moderately Aggressive Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/24	Number of Shares	Dividend Income
Affiliated Equity Funds — 67.3%
Penn Series Flexibly Managed Fund*	$18,392,836	$316,951	$2,967,286	$1,788,930	$353,347	$17,884,778	167,335	$—
Penn Series Index 500 Fund*	42,690,661	5,340,989	10,711,016	5,160,571	4,768,495	47,249,700	889,490	—
Penn Series Large Cap Growth Fund*	2,028,857	65,163	429,357	261,959	41,264	1,967,886	44,044	—
Penn Series Large Cap Value Fund*	12,249,588	375,686	2,339,762	1,056,231	416,276	11,758,019	230,504	—
Penn Series Large Core Growth Fund*	—	4,138,477	737,994	58,549	483,426	3,942,458	105,923	—
Penn Series Large Core Value Fund*	10,237,686	102,946	3,610,255	1,665,694	(566,927)	7,829,144	232,112	—
Penn Series Large Growth Stock Fund*	2,032,365	123,938	729,769	452,133	85,490	1,964,157	20,537	—
Penn Series Mid Cap Growth Fund*	4,067,942	395,316	740,250	461,605	(364,671)	3,819,942	98,300	—
Penn Series Mid Cap Value Fund*	2,034,040	81,484	436,945	90,206	170,940	1,939,725	58,869	—
Penn Series Mid Core Value Fund*	10,167,427	804,161	1,973,315	564,363	284,067	9,846,703	258,240	—
Penn Series Real Estate Securities Fund*	10,145,100	1,642,871	2,809,840	1,133,770	(379,782)	9,732,119	291,294	—
Penn Series Small Cap Growth Fund*	2,049,158	37,857	397,856	162,319	89,389	1,940,867	28,088	—
Penn Series Small Cap Index Fund*	8,215,811	539,550	1,932,623	(123,139)	999,890	7,699,489	220,111	—
Penn Series SMID Cap Growth Fund*	2,044,777	162,856	530,900	295,504	(48,355)	1,923,882	37,277	—
Penn Series SMID Cap Value Fund*	4,073,033	241,635	851,106	340,688	47,874	3,852,124	91,936	—
Affiliated Fixed Income Funds — 17.3%
Penn Series Limited Maturity Bond Fund*	12,136,527	936,230	9,656,856	865,341	(223,036)	4,058,206	281,039	—
Penn Series Quality Bond Fund*	22,316,680	10,812,966	3,432,019	(44,920)	515,754	30,168,461	1,853,100	—
Affiliated International Equity Funds — 14.9%
Penn Series Developed International Index Fund*	14,440,239	985,188	6,047,401	1,585,721	(1,141,872)	9,821,875	547,485	—

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

Moderately Aggressive Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/24	Number of Shares	Dividend Income
Penn Series Emerging Markets Equity Fund*	$8,208,365	$574,630	$2,707,366	$(376,874)	$137,433	$5,836,188	552,669	$—
Penn Series International Equity Fund*	16,264,745	847,864	4,264,674	1,891,424	(985,199)	13,754,160	329,520	—
	$203,795,837	$28,526,758	$57,306,590	$17,290,075	$4,683,803	$196,989,883		$—
*	Non-income producing security.
Moderate Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/24	Number of Shares	Dividend Income
Affiliated Equity Funds — 51.3%
Penn Series Flexibly Managed Fund*	$19,234,787	$284,718	$3,867,989	$2,524,710	$(293,560)	$17,882,666	167,315	$—
Penn Series Index 500 Fund*	36,141,060	5,591,642	10,796,003	4,984,838	3,448,874	39,370,411	741,160	—
Penn Series Large Cap Growth Fund*	2,121,721	63,829	535,347	334,826	(17,382)	1,967,647	44,039	—
Penn Series Large Cap Value Fund*	6,405,141	202,558	1,505,327	583,971	191,887	5,878,230	115,237	—
Penn Series Large Core Value Fund*	6,423,719	64,159	3,255,505	1,465,717	(784,055)	3,914,035	116,040	—
Penn Series Large Growth Stock Fund*	2,125,421	124,315	844,956	497,060	62,125	1,963,965	20,535	—
Penn Series Mid Cap Growth Fund*	4,254,125	401,928	947,672	558,134	(447,103)	3,819,412	98,286	—
Penn Series Mid Core Value Fund*	10,632,674	611,802	2,283,962	660,309	224,526	9,845,349	258,205	—
Penn Series Real Estate Securities Fund*	8,487,317	1,186,678	2,514,806	977,528	(352,097)	7,784,620	233,003	—
Penn Series Small Cap Index Fund*	6,443,935	348,618	1,700,797	(97,673)	779,803	5,773,886	165,062	—
Penn Series SMID Cap Growth Fund*	2,138,361	165,577	642,274	318,190	(56,218)	1,923,636	37,273	—
Penn Series SMID Cap Value Fund*	2,129,717	98,406	505,269	204,231	(1,298)	1,925,787	45,961	—
Affiliated Fixed Income Funds — 37.4%
Penn Series High Yield Bond Fund*	8,474,586	416,313	1,462,163	545,359	85,964	8,060,059	425,783	—
Penn Series Limited Maturity Bond Fund*	19,037,831	1,210,192	15,155,645	1,500,067	(505,780)	6,086,665	421,514	—
Penn Series Quality Bond Fund*	50,919,109	17,114,037	8,809,542	942,434	163,980	60,330,018	3,705,775	—
Affiliated International Equity Funds — 10.8%
Penn Series Developed International Index Fund*	8,629,386	699,088	1,720,903	502,171	(253,158)	7,856,584	437,936	—
Penn Series Emerging Markets Equity Fund*	8,584,152	435,115	2,948,415	(208,020)	(27,496)	5,835,336	552,589	—
Penn Series International Equity Fund*	10,630,696	426,104	3,803,177	1,186,484	(581,546)	7,858,561	188,274	—
	$212,813,738	$29,445,079	$63,299,752	$17,480,336	$1,637,466	$198,076,867		$—
*	Non-income producing security.
Moderately Conservative Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/24	Number of Shares	Dividend Income
Affiliated Equity Funds — 35.2%
Penn Series Flexibly Managed Fund*	$6,292,922	$410,734	$1,471,211	$766,555	$(19,174)	$5,979,826	55,949	$—
Penn Series Index 500 Fund*	7,824,954	2,628,988	2,758,658	984,257	947,400	9,626,941	181,230	—
Penn Series Large Cap Growth Fund*	780,952	63,399	223,998	92,554	27,293	740,200	16,567	—
Penn Series Large Cap Value Fund*	2,357,488	189,652	627,885	311,345	(19,317)	2,211,283	43,350	—
Penn Series Large Core Value Fund*	2,364,310	135,426	1,283,593	522,003	(265,755)	1,472,391	43,652	—
Penn Series Mid Core Value Fund*	2,348,169	222,739	548,677	191,615	8,362	2,222,208	58,280	—
Penn Series Real Estate Securities Fund*	3,124,057	525,473	958,518	291,356	(54,013)	2,928,355	87,649	—
Penn Series Small Cap Index Fund*	790,559	74,194	227,678	(12,421)	99,327	723,981	20,697	—
Penn Series SMID Cap Value Fund*	783,883	74,352	211,166	76,083	1,272	724,424	17,289	—
Affiliated Fixed Income Funds — 57.0%
Penn Series High Yield Bond Fund*	3,899,153	326,891	732,603	121,359	175,398	3,790,198	200,222	—
Penn Series Limited Maturity Bond Fund*	14,793,650	1,524,076	11,765,038	971,628	(181,427)	5,342,889	370,006	—
Penn Series Quality Bond Fund*	25,770,522	12,401,793	4,681,554	426,616	126,372	34,043,749	2,091,139	—

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

Moderately Conservative Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/24	Number of Shares	Dividend Income
Affiliated International Equity Funds — 6.8%
Penn Series Developed International Index Fund*	$2,381,955	$284,388	$519,172	$174,630	$(105,154)	$2,216,647	123,559	$—
Penn Series Emerging Markets Equity Fund	789,857	57,866	842,906	(72,075)	67,258	—	—	—
Penn Series International Equity Fund*	3,912,867	312,074	1,498,162	439,704	(210,216)	2,956,267	70,826	—
	$78,215,298	$19,232,045	$28,350,819	$5,285,209	$597,626	$74,979,359		$—
*	Non-income producing security.
Conservative Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 12/31/24	Number of Shares	Dividend Income
Affiliated Equity Funds — 20.5%
Penn Series Flexibly Managed Fund*	$3,672,739	$395,396	$1,134,188	$475,645	$(43,283)	$3,366,309	31,496	$—
Penn Series Index 500 Fund*	2,740,074	1,160,130	1,248,556	421,782	261,822	3,335,252	62,787	—
Penn Series Large Core Value Fund*	919,913	78,828	680,394	181,595	(85,619)	414,323	12,284	—
Penn Series Mid Core Value Fund*	913,640	123,582	281,148	126,756	(49,155)	833,675	21,864	—
Penn Series Real Estate Securities Fund*	911,641	179,949	335,805	78,331	(10,154)	823,962	24,662	—
Affiliated Fixed Income Funds — 76.6%
Penn Series High Yield Bond Fund*	2,275,693	269,462	582,769	80,456	90,673	2,133,515	112,705	—
Penn Series Limited Maturity Bond Fund*	13,632,912	1,831,364	11,029,244	851,775	(130,491)	5,156,316	357,086	—
Penn Series Quality Bond Fund*	19,142,590	11,035,665	5,030,676	57,449	345,876	25,550,904	1,569,466	—
Affiliated International Equity Funds — 1.9%
Penn Series Developed International Index Fund*	926,784	144,335	265,437	88,770	(62,766)	831,686	46,359	—
Penn Series International Equity Fund	456,727	11,503	491,038	54,823	(32,015)	—	—	—
	$45,592,713	$15,230,214	$21,079,255	$2,417,382	$284,888	$42,445,942		$—
*	Non-income producing security.
5 — Purchases and Sales of Securities
During the year ended December 31, 2024, the Funds made the following purchases and sales of portfolio securities, other than short-term securities:
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Limited Maturity Bond Fund	$ 8,472,733	$ 8,485,117	$ 61,647,526	$ 171,738,217
Quality Bond Fund	73,657,376	49,289,343	74,425,782	129,709,106
High Yield Bond Fund	—	1,886,328	113,345,373	112,934,664
Flexibly Managed Fund	1,455,143,718	1,255,848,037	2,788,540,314	3,349,824,178
Balanced Fund	—	—	7,101,526	15,380,507
Large Growth Stock Fund	—	—	116,104,454	150,476,888
Large Cap Growth Fund	—	—	14,230,660	21,800,636
Large Core Growth Fund	—	—	16,974,230	25,108,546
Large Cap Value Fund	—	—	88,211,896	104,970,335
Large Core Value Fund	—	—	67,332,741	89,691,821
Index 500 Fund	—	—	39,148,711	79,554,184
Mid Cap Growth Fund	—	—	55,240,977	74,414,241
Mid Cap Value Fund	—	—	31,110,822	43,772,890
Mid Core Value Fund	—	—	42,138,096	52,057,131
SMID Cap Growth Fund	—	—	61,045,125	67,919,252
SMID Cap Value Fund	—	—	27,883,084	32,413,449
Small Cap Growth Fund	—	—	18,539,082	32,717,219

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Small Cap Value Fund	$—	$—	$128,960,473	$147,073,289
Small Cap Index Fund	—	—	14,300,846	22,262,247
Developed International Index Fund	—	—	1,631,204	14,696,522
International Equity Fund	—	—	365,184,397	406,190,888
Emerging Markets Equity Fund	—	—	56,742,011	69,264,884
Real Estate Securities Fund	—	—	31,323,286	46,797,793
Aggressive Allocation Fund	—	—	6,984,400	17,284,423
Moderately Aggressive Allocation Fund	—	—	28,526,758	57,306,590
Moderate Allocation Fund	—	—	29,445,079	63,299,752
Moderately Conservative Allocation Fund	—	—	19,232,045	28,350,819
Conservative Allocation Fund	—	—	15,230,214	21,079,255
6 — Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code for federal income tax purposes. As such, each Fund is required to distribute all investment company taxable income and net capital gains, if any, to its shareholders in order to avoid the imposition of entity-level federal, state, and local income taxes as well as an entity-level excise tax. Except for the Money Market Fund, to the extent any Fund had undistributed investment company taxable income and net capital gains at December 31, 2024, such undistributed investment company taxable income and net capital gains were deemed distributed as consent dividends in place of regular distributions. Accordingly, no provision has been made for federal, state, or local income and excise taxes.
On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law. The Act amended several tax rules impacting the Funds. Some highlights of the enacted provisions are as follows:
The Act allows for capital losses occurring in the taxable years beginning after December 22, 2010 (“post-enactment losses”) to be carried forward indefinitely. However, the Act requires any future gains to be first offset by post-enactment losses before using capital losses incurred in the taxable years beginning prior to the effective date of the Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment loss carryforwards have an increased likelihood to expire unused. Furthermore, post-enactment losses will retain their character as either long-term capital losses or short-term capital losses rather than being considered all short-term capital losses as under previous law.
The Act provides that a RIC may elect for any taxable year to treat any portion of any qualified late-year loss for such taxable year as arising on the first day of the following taxable year. The term “qualified late-year loss” means any post-October capital loss and any late-year ordinary loss.
The Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

Reclassification of Capital Accounts:
Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain or net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2024, primarily attributable to consent dividends, were reclassed between the following accounts:
	Total distributable earnings (loss)	Increase (Decrease) Paid-in Capital
Money Market Fund	$199	$(199)
Limited Maturity Bond Fund	(6,597,587)	6,597,587
Quality Bond Fund	(14,945,851)	14,945,851
High Yield Bond Fund	(7,978,769)	7,978,769
Flexibly Managed Fund	(658,567,203)	658,567,203
Balanced Fund	(8,480,990)	8,480,990
Large Growth Stock Fund	(25,335,199)	25,335,199
Large Cap Growth Fund	(9,274,742)	9,274,742
Large Core Growth Fund	275,137	(275,137)
Large Cap Value Fund	(18,748,632)	18,748,632
Large Core Value Fund	(15,469,118)	15,469,118
Index 500 Fund	(65,944,151)	65,944,151
Mid Cap Growth Fund	(18,966,229)	18,966,229
Mid Cap Value Fund	(11,462,786)	11,462,786
Mid Core Value Fund	(6,753,177)	6,753,177
SMID Cap Growth Fund	422,665	(422,665)
SMID Cap Value Fund	(4,475,335)	4,475,335
Small Cap Growth Fund	(11,668,985)	11,668,985
Small Cap Value Fund	(11,883,456)	11,883,456
Small Cap Index Fund	(6,872,829)	6,872,829
Developed International Index Fund	(5,735,728)	5,735,728
International Equity Fund	(23,134,841)	23,134,841
Emerging Markets Equity Fund	(289,683)	289,683
Real Estate Securities Fund	(5,937,689)	5,937,689
Aggressive Allocation Fund	(5,287,244)	5,287,244
Moderately Aggressive Allocation Fund	(16,860,978)	16,860,978
Moderate Allocation Fund	(16,975,145)	16,975,145
Moderately Conservative Allocation Fund	(5,035,695)	5,035,695
Conservative Allocation Fund	(2,347,306)	2,347,306
These reclassifications had no effect on net assets or net asset value per share.
Tax character of distributions:
The tax character of dividends and distributions declared and paid or deemed distributed during the years ended December 31, 2024 and 2023 were as follows:
	Ordinary Income and Short-Term Capital Gains		Long-Term Capital Gains		Total
	2024	2023	2024	2023	2024	2023
Money Market Fund	$6,724,790	$6,906,555	$—	$—	$6,724,790	$6,906,555

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

	Ordinary Income and Short-Term Capital Gains		Long-Term Capital Gains		Total
	2024	2023	2024	2023	2024	2023
Limited Maturity Bond Fund	$6,597,587	$7,727,577	$—	$—	$6,597,587	$7,727,577
Quality Bond Fund	14,945,851	15,249,551	—	—	14,945,851	15,249,551
High Yield Bond Fund	7,978,769	7,683,443	—	—	7,978,769	7,683,443
Flexibly Managed Fund	209,082,081	111,462,107	449,485,122	47,015,625	658,567,203	158,477,732
Balanced Fund	1,653,368	1,599,283	11,784,773	8,600,945	13,438,141	10,200,228
Large Growth Stock Fund	—	193,960	26,901,322	19,940,588	26,901,322	20,134,548
Large Cap Growth Fund	665,152	167,187	8,609,590	7,561,186	9,274,742	7,728,373
Large Core Growth Fund	—	—	—	—	—	—
Large Cap Value Fund	2,615,589	2,680,859	16,133,043	6,150,162	18,748,632	8,831,021
Large Core Value Fund	4,489,564	5,243,914	10,979,554	5,960,444	15,469,118	11,204,358
Index 500 Fund	8,658,844	8,829,727	57,285,307	40,086,962	65,944,151	48,916,689
Mid Cap Growth Fund	—	—	19,617,208	7,147,405	19,617,208	7,147,405
Mid Cap Value Fund	2,124,165	909,898	9,338,621	486,516	11,462,786	1,396,414
Mid Core Value Fund	2,879,820	2,120,964	3,873,582	1,804,833	6,753,402	3,925,797
SMID Cap Growth Fund	—	—	—	—	—	—
SMID Cap Value Fund	1,491,329	814,940	2,984,006	2,923,967	4,475,335	3,738,907
Small Cap Growth Fund	656,903	313,022	11,012,082	4,691,149	11,668,985	5,004,171
Small Cap Value Fund	6,773,749	1,112,227	5,109,707	—	11,883,456	1,112,227
Small Cap Index Fund	1,266,318	733,607	5,606,511	2,825,927	6,872,829	3,559,534
Developed International Index Fund	1,797,307	2,267,177	3,938,421	2,153,181	5,735,728	4,420,358
International Equity Fund	—	77,245	23,383,835	—	23,383,835	77,245
Emerging Markets Equity Fund	289,683	325,088	—	—	289,683	325,088
Real Estate Securities Fund	3,645,409	2,700,723	2,292,280	3,790,476	5,937,689	6,491,199
Aggressive Allocation Fund	935,316	808,946	8,993,629	4,684,668	9,928,945	5,493,614

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

	Ordinary Income and Short-Term Capital Gains		Long-Term Capital Gains		Total
	2024	2023	2024	2023	2024	2023
Moderately Aggressive Allocation Fund	$4,042,745	$3,415,187	$28,624,832	$17,020,495	$32,667,577	$20,435,682
Moderate Allocation Fund	5,332,742	4,705,610	25,970,730	20,169,385	31,303,472	24,874,995
Moderately Conservative Allocation Fund	2,608,911	2,208,864	7,532,675	4,963,231	10,141,586	7,172,095
Conservative Allocation Fund	1,801,568	1,541,746	3,114,252	1,871,344	4,915,820	3,413,090
Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.
Capital loss carryforwards:
At December 31, 2024, the following Funds had capital loss carryforwards (post-enactment losses) available to offset future realized capital gains:
	Short-Term Capital Loss	Long-Term Capital Loss
Money Market Fund	$ (1,334)	$ —
Limited Maturity Bond Fund	(1,124,743)	(6,662,913)
Quality Bond Fund	(11,394,108)	(31,781,684)
High Yield Bond Fund	(1,687,723)	(4,627,058)
Large Core Growth Fund	(13,573,064)	(47,453,380)
SMID Cap Growth Fund	(788,694)	—
Emerging Markets Equity Fund	(11,463,221)	(9,100,639)
During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

High Yield Bond Fund	$ 1,909,956
Large Core Growth Fund	4,911,176
SMID Cap Growth Fund	10,283,819
Small Cap Value Fund	85,455
International Equity Fund	7,941,965

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

Tax cost of securities:
At December 31, 2024, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund at December 31, 2024 were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Money Market Fund	$140,256,267	$—	$—	$—
Limited Maturity Bond Fund	76,350,075	299,757	(2,940,063)	(2,640,306)
Quality Bond Fund	381,134,205	1,174,779	(21,967,719)	(20,792,940)
High Yield Bond Fund	128,529,770	1,915,579	(1,200,040)	715,539
Flexibly Managed Fund	4,772,334,906	550,701,270	(118,829,196)	431,872,074
Balanced Fund	54,250,445	25,101,466	(2)	25,101,464
Large Growth Stock Fund	187,158,948	184,931,078	(5,534,694)	179,396,384
Large Cap Growth Fund	50,462,309	22,395,571	(2,208,606)	20,186,965
Large Core Growth Fund	96,633,685	41,635,582	(2,628,552)	39,007,030
Large Cap Value Fund	140,449,865	28,350,440	(4,369,441)	23,980,999
Large Core Value Fund	116,454,578	15,078,003	(5,308,738)	9,769,265
Index 500 Fund	386,904,224	484,576,050	(17,994,018)	466,582,032
Mid Cap Growth Fund	116,565,570	25,964,826	(9,050,064)	16,914,762
Mid Cap Value Fund	70,952,583	19,995,785	(2,593,221)	17,402,564
Mid Core Value Fund	76,266,880	5,645,943	(5,978,192)	(332,249)
SMID Cap Growth Fund	65,244,172	11,172,018	(2,233,473)	8,938,545
SMID Cap Value Fund	47,995,187	6,873,927	(4,220,532)	2,653,395
Small Cap Growth Fund	69,984,925	37,295,741	(5,999,085)	31,296,656
Small Cap Value Fund	136,096,108	20,749,010	(8,718,859)	12,030,151
Small Cap Index Fund	79,996,844	22,463,100	(17,439,961)	5,023,139
Developed International Index Fund	55,546,933	34,189,038	(13,143,263)	21,045,775
International Equity Fund	220,674,932	21,361,579	(13,625,919)	7,735,660
Emerging Markets Equity Fund	70,858,582	8,570,566	(9,775,205)	(1,204,639)
Real Estate Securities Fund	98,832,616	13,811,197	(10,688,643)	3,122,554
Aggressive Allocation Fund	45,266,665	12,396,105	(485,125)	11,910,980
Moderately Aggressive Allocation Fund	154,688,955	44,296,770	(1,029,650)	43,267,120
Moderate Allocation Fund	163,740,119	36,364,614	(1,075,363)	35,289,251
Moderately Conservative Allocation Fund	67,795,755	8,011,009	(69,941)	7,941,068
Conservative Allocation Fund	41,084,286	2,564,989	(235,818)	2,329,171
The differences between book basis and tax basis appreciation are primarily due to wash sales, Passive Foreign Investment Companies, Partnership Investments, Trust Preferred Securities, real estate investment trust adjustments, and the treatment of certain corporate actions.
It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

7 — Derivative Financial Instruments
The Funds may trade derivative financial instruments in the normal course of investing activities to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include purchase options, written options, forward foreign currency exchange contracts and futures contracts.
The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
Futures Contracts—A futures contract is a standardized contract between two parties to buy or sell a specified asset at a specified future date at a price agreed today (the future price). The party agreeing to buy the underlying asset in the future assumes a long position. The price is determined by the instantaneous equilibrium between the forces of supply and demand among competing buy and sell orders on the exchange at the time of the purchase or sale of the contract.
To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. The Index 500, Developed International Index and Small Cap Index Funds employ futures to maintain market exposure and otherwise assist in attempting to replicate the performance of their respective indices. These derivatives offer unique characteristics and risks that assist the Funds in meeting their investment objectives. The Funds typically use derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of futures contracts to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing these instruments, the Funds may more effectively achieve the desired fund characteristics that assist in meeting the Funds’ investment objectives.
Futures contracts involve a number of risks, such as possible default by the counterparty to the transaction, credit risk with respect to initial and variation margins held in a brokerage account, market movement and the potential of greater loss than if these techniques had not been used by a Fund. These investments can also increase the Fund’s share price and expose the Fund to significant additional costs.
The Limited Maturity Bond, Quality Bond, Index 500, Small Cap Index and Developed International Index Funds have entered into futures contracts during the year ended December 31, 2024. Open futures contracts held by the Limited Maturity Bond, Quality Bond, Index 500, Small Cap Index and Developed International Index Funds at December 31, 2024 are listed after the Fund’s Schedule of Investments.
Options—An option establishes a contract between two parties concerning the buying or selling of an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in some specific transaction on the asset, while the seller incurs the obligation to fulfill the transaction if so requested by the buyer. The price of an option derives from the difference between the reference price and the value of the underlying asset plus a premium based on the time remaining until the expiration of the option. The Funds may buy and sell options, or write options.
Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statements of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statements of Operations.
The Flexibly Managed and Mid Cap Growth Funds received premiums for options written. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk that there may be an illiquid market where the Funds are unable to close the contract.
The total market value of written options held in the Flexibly Managed Fund as of December 31, 2024 can be found on the Schedule of Investments.
Forward Foreign Currency Contracts—A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.
The Mid Core Value Fund and Developed International Index Fund entered into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Fund hedged currencies in times of base currency weakness in order to reduce the volatility of returns for the local securities which the Fund owns.
Foreign forward currency contracts involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the portfolio manager’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position. These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs. The forward foreign currency contracts outstanding are listed after the Fund’s Schedule of Investments.
The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of December 31, 2024:
Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Equity contracts	Investments at value Futures variation margin receivable*	Call options written, at value Futures variation margin payable*
Foreign currency contracts	Net unrealized appreciation of forward foreign currency contracts	Net unrealized depreciation of forward foreign currency contracts
Interest rate contracts	Futures variation margin receivable*	Futures variation margin payable*
* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The following is a summary of the gross amount of each Fund’s derivative instrument holdings categorized by primary risk exposure as of December 31, 2024:
	ASSET DERIVATIVE VALUE			LIABILITY DERIVATIVE VALUE
	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Limited Maturity Bond Fund	$ —	$ —	$ 81,368	$ —	$ —	$ —
Quality Bond Fund	—	—	—	—	—	(310,341)
Flexibly Managed Fund	—	—	—	(8,225,002)	—	—
Index 500 Fund	—	—	—	(104,304)	—	—
Mid Core Value Fund	—	69,824	—	—	(542)	—

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

	ASSET DERIVATIVE VALUE			LIABILITY DERIVATIVE VALUE
	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Small Cap Index Fund	$—	$—	$—	$(41,012)	$—	$—
Developed International Index Fund	—	10,292	—	(96,793)	—	—
In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may participate in International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement” or “ISDA”) with derivative contract counterparties or enter into similar agreements covering foreign exchange contracts (“Fx Letters”). An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) traded derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (closeout netting) including the bankruptcy or insolvency of the counterparty. Also, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. An Fx Letter is also a bilateral agreement between a Fund and a counterparty and is limited to cover only foreign exchange contracts. Fx Letters typically contain netting provisions covering events of default and do not require collateral to be posted. ISDAs and Fx Letters containing netting provisions may be referred to as Master Netting Agreements (“MNA”).
Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker for OTC traded derivatives or by the clearing house for exchange traded derivatives. Brokers can ask for margining in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts and options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The following table presents derivative assets and liabilities net of amounts available for offset under a MNA and, as applicable, the related collateral and potential loss exposure to each Fund as of December 31, 2024:
		Gross Amounts Presented on Statements of Assets and Liabilities
Fund and Counterparty	Form of Master Netting Agreement	Value of Assets	Value of Liabilities	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received by Fund)	Loss Exposure, After Collateral
Flexibly Managed Fund
Bank of America	ISDA	$—	$(260,533)	$(260,533)	$260,533	$—
Barclays	ISDA	—	(766,031)	(766,031)	—	(766,031)
Citigroup	ISDA	—	(20,876)	(20,876)	—	(20,876)
Goldman Sachs	ISDA	—	(1,270,344)	(1,270,344)	1,270,344	—
JP Morgan	ISDA	—	(4,245,110)	(4,245,110)	—	(4,245,110)
UBS Securities	ISDA	—	(95,271)	(95,271)	95,271	—
Wells Fargo	ISDA	—	(1,566,837)	(1,566,837)	1,566,837	—
Total		$—	$(8,225,002)	$(8,225,002)	$3,192,985	$(5,032,017)

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

		Gross Amounts Presented on Statements of Assets and Liabilities
Fund and Counterparty	Form of Master Netting Agreement	Value of Assets	Value of Liabilities	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received by Fund)	Loss Exposure, After Collateral
Mid Core Value Fund
Bank of America	Fx Letter	$22,348	$(542)	$21,806	$—	$21,806
Goldman Sachs	Fx Letter	20,856	—	20,856	—	20,856
JPMorgan	Fx Letter	13,037	—	13,037	—	13,037
UBS Securities	Fx Letter	13,583	—	13,583	—	13,583
Total		$69,824	$(542)	$69,282	$—	$69,282
Developed International Index Fund
RBC Capital Markets Corp.	Fx Letter	6,434	—	6,434	—	6,434
Societe Generale	Fx Letter	3,858	—	3,858	—	3,858
Total		$10,292	$—	$10,292	$—	$10,292
The following is a summary of the location of derivatives on the Funds’ Statements of Operations as of December 31, 2024:
Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on purchased options
Net realized gain (loss) on written options
Net change in unrealized appreciation (depreciation) of futures contracts
Net change in unrealized appreciation (depreciation) of purchased options
Net change in unrealized appreciation (depreciation) of written options
Interest rate contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) of futures contracts
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contracts Net change in unrealized appreciation (depreciation) of forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Limited Maturity Bond Fund	$ —	$ —	$ (199,074)
Quality Bond Fund	—	—	(77,079)
Flexibly Managed Fund	(6,076,534)	—	—
Large Cap Growth Fund	—	56	—
Index 500 Fund	625,718	—	—
Mid Core Value Fund	—	289,005	—
Small Cap Growth Fund	—	(332)	—
Small Cap Index Fund	61,648	—	—
Developed International Index Fund	93,882	21,974	—

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Limited Maturity Bond Fund	$ —	$ —	$ (926,142)
Quality Bond Fund	—	—	(2,607,262)
Flexibly Managed Fund	(2,479,525)	—	—
Index 500 Fund	(197,039)	—	—
Mid Core Value Fund	—	128,185	—
Small Cap Index Fund	(62,707)	—	—
Developed International Index Fund	(155,025)	25,228	—
The table below summarizes the average balance of derivative holdings by Fund during the year ended December 31, 2024. The average balance of derivatives held is indicative of the trading volume of each Fund.
	Average Derivative Volume
Fund	Forward foreign currency contracts (average cost)	Futures contracts (average notional value) long	Futures contracts (average notional value) short	Purchased options (average notional cost)	Written options (premiums received)
Limited Maturity Bond Fund	$ —	$ 75,835,430	$ (9,036,581)	$ —	$ —
Quality Bond Fund	—	54,080,989	—	—	—
Flexibly Managed Fund	—	—	—	—	(13,569,522)
Index 500 Fund	—	2,740,000	—	—	—
Mid Core Value Fund	(6,165,323)	—	—	—	—
Small Cap Index Fund	—	557,040	—	—	—
Developed International Index Fund	(487,235)	1,885,925	—	—	—
The Large Cap Growth Fund and Small Cap Growth Fund had derivative activity during the period but did not have open positions at any quarter-end.
8 — Credit and Market Risk
The Funds may invest a portion of their assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds’ ability to dispose of them in a timely manner and at a fair price when it is necessary or preferable to do so.
The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.
The High Yield Bond, Flexibly Managed, Large Core Growth, Mid Core Value, Small Cap Growth, Developed International Index, International Equity and the Emerging Markets Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies

Penn Series Funds, Inc.
Notes to Financial Statements — December 31, 2024

whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.
9 —  Contractual Obligations
In the general course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, management of the Funds expects the risk of loss to be remote.
10 — Recent Accounting Pronouncements
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Funds’ financial position nor the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ President, Treasurer and Chief Compliance Officer act together as the Funds’ CODM, which has determined that the Funds operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its Prospectuses, based on the defined investment strategies that are executed by the Portfolios’ various portfolio management teams. The financial information, in the form of the Portfolios’ holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Portfolios’ various benchmarks and to make resource allocation decisions for the Fund’s single segment, which is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the Funds’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.
11 —  Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that no additional subsequent events require recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Funds and Board of Directors
Penn Series Funds, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Penn Series Funds, Inc., comprised of the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Balanced Fund, Large Growth Stock Fund, Large Cap Growth Fund, Large Core Growth Fund, Large Cap Value Fund, Large Core Value Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Index Fund, Developed International Index Fund, International Equity Fund, Emerging Markets Equity Fund, Real Estate Securities Fund, Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, and Conservative Allocation Fund (the Funds), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with custodian, transfer agent, underlying companies, agent banks and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Penn Series Funds, Inc. investment companies since 2004.
Philadelphia, Pennsylvania
February 25, 2025

Penn Series Funds, Inc.
December 31, 2024

Tax Information (unaudited)
Each Fund reports the following amounts distributed during the year ended December 31, 2024 as capital gain dividends:
Fund	Long-Term Capital Gains
Flexibly Managed Fund	$ 449,485,122
Balanced Fund	11,784,773
Large Growth Stock Fund	26,901,322
Large Cap Growth Fund	8,609,590
Large Cap Value Fund	16,133,043
Large Core Value Fund	10,979,554
Index 500 Fund	57,285,307
Mid Cap Growth Fund	19,617,208
Mid Cap Value Fund	9,338,621
Mid Core Value Fund	3,873,582
SMID Cap Value Fund	2,984,006
Small Cap Growth Fund	11,012,082
Small Cap Value Fund	5,109,707
Small Cap Index Fund	5,606,511
Developed International Index Fund	3,938,421
International Equity Fund	23,383,835
Real Estate Securities Fund	2,292,280
Aggressive Allocation Fund	8,993,629
Moderately Aggressive Allocation Fund	28,624,832
Moderate Allocation Fund	25,970,730
Moderately Conservative Allocation Fund	7,532,675
Conservative Allocation Fund	3,114,252
Each Fund reports the following percentages of ordinary income dividend paid during the year ended December 31, 2024 as being eligible for the dividends received deduction available to corporate shareholders:
Fund
Flexibly Managed Fund	14.06%
Balanced Fund	28.90%
Large Cap Growth Fund	70.51%
Large Cap Value Fund	95.65%
Large Core Value Fund	45.53%
Index 500 Fund	100.00%
Mid Cap Value Fund	58.86%
Mid Core Value Fund	49.41%
SMID Cap Value Fund	39.68%
Small Cap Growth Fund	61.90%
Small Cap Value Fund	21.41%
Small Cap Index Fund	51.65%
Emerging Markets Equity Fund	8.30%
Real Estate Securities Fund	0.51%
Aggressive Allocation Fund	40.55%
Moderately Aggressive Allocation Fund	30.49%
Moderate Allocation Fund	17.36%
Moderately Conservative Allocation Fund	9.62%
Conservative Allocation Fund	4.20%

Penn Series Funds, Inc.
December 31, 2024

Tax Information (unaudited) continued
Disclosure of Portfolio Holdings
Pursuant to applicable law, the Funds are required to disclose to the SEC their complete portfolio holdings monthly on Form N-PORT, within 60 days of the end of each month and within 5 days after the end of each month for the Money Market Fund on Form N-MFP. Portfolio holdings reported for the last month of each fiscal quarter are made publicly available by the SEC 60 days after the end of the fiscal quarter. Holdings reports filed with the SEC on Forms N-PORT and N-MFP are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at http://www.sec.gov.
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, on the Fund’s website at http://www.pennmutual.com or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies for the most recent twelve-month period ended December 31, 2024 is available on the Fund’s website at http://www.pennmutual.com and on the SEC’s website at http://www.sec.gov.

Penn Series Funds Management (Unaudited)
Name and Year of Birth	Position with the Company; Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds Overseen by the Director	Other Directorships Held by Director During Past 5 Years
INDEPENDENT DIRECTORS
Marie K. Karpinski (1949)*	Director; No set term; served since 2015.	Retired (2010 – Present).	29	None.
Archie C. MacKinlay (1955)*	Director; No set term; served since 2010.	Professor of Finance, Wharton School, University of Pennsylvania (1984 – Present).	29	None.
Rebecca C. Matthias (1953)*	Director; No set term; served since 2010.	Retired (2010 – Present).	29	Director, CSS Industries (2005-2020).
David B. Pudlin (1949)*	Director; No set term; served since 2009.	Chief Executive Officer, President and Attorney, Hangley Aronchick Segal Pudlin & Schiller (law firm) (1994 – Present).	29	None.
INTERESTED DIRECTORS
David M. O’Malley (1974)*	Director and Chairman of the Board; No set term; served since 2022.	President and Chief Executive Officer (2022 – Present), President and Chief Operating Officer (2016 – 2021), Penn Mutual; Chairman (2022 – Present), Chairman and Chief Executive Officer (2014 – 2021), PMAM.	29	None.
* The address of each Director is: Penn Series Funds, Inc. Eight Tower Bridge, 161 Washington Street, Suite 1111, Conshohocken, Pennsylvania 19428.
Name and Year of Birth	Position with the Company; Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
OFFICERS
Keith Huckerby (1971)*	President; One year; served since 2022.	Senior Managing Director and Chief Operating Officer (2022 – Present), President and Chief Operating Officer (2019 – 2021), President and Chief Marketing Officer (2014 – 2018), PMAM.
Steven Viola (1975)*	Treasurer One year; served since 2015.	Assistant Treasurer (2016 – Present), PMAM.
Tyler J. Thur (1984)*	Assistant Treasurer One year; served since Feb. 2017.	Chief Financial Officer (2023 - Present), Controller and Treasurer (2015 - 2022), PMAM.

Penn Series Funds Management (Unaudited)
Name and Year of Birth	Position with the Company; Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Victoria Robinson (1965)*	Chief Compliance Officer One year; served since October 2021; served 2014-2019. Secretary One year; served since 2019. AML Officer One year; served since 2019.	Chief Ethics and Compliance Officer, Penn Mutual and insurance affiliates (May 2019 – Present); Chief Compliance Officer, PMAM (October 2021 –
Present; served 2008 – 2019); Chief Compliance Officer, HTK (August 2019 – Present).
* The address of each Officer is: Penn Series Funds, Inc. Eight Tower Bridge, 161 Washington Street, Suite 1111, Conshohocken, Pennsylvania 19428.
Additional information about the Fund’s Directors is available in the Fund’s Statement of Additional Information, which is available upon request, without charge, by calling 1-800-523-0650.

About The Penn Mutual Life Insurance Company
For over 175 years, Penn Mutual has empowered individuals, families and businesses on the journey to achieve their financial goals. Through our partnership with Financial Professionals across the U.S., we help instill the confidence and reliability that comes from a stronger financial future. Penn Mutual and its affiliates offer a comprehensive suite of competitive products and services to meet the unique needs of Financial Professionals and their clients, including life insurance, annuities, wealth management and institutional asset management. To learn more, including current financial strength ratings, visit www.pennmutual.com.

THE PENN MUTUAL
LIFE INSURANCE COMPANY

2025 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172, www.pennmutual.com
PM9131	02/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form N-CSR under the heading “Investment Advisory and Other Corporate Services”.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Keith G. Huckerby
Keith G. Huckerby, President
(principal executive officer)

Date March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith G. Huckerby
Keith G. Huckerby, President
(principal executive officer)

Date March 6, 2025

By (Signature and Title)*	/s/ Steven Viola
Steven Viola, Treasurer
(principal financial officer)

Date March 6, 2025

*	Print the name and title of each signing officer under his or her signature.